As filed with the Securities and Exchange Commission on February 27, 1997
                                                      Registration No. 2-14069
                                                              File No. 811-810

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  FORM N-1A
                            REGISTRATION STATEMENT
                                  Under the
                            SECURITIES ACT OF 1933                         [x]
                        Pre-Effective Amendment No.                        [ ]
                       Post-Effective Amendment No. 84                     [x]
                                    and/or
                            REGISTRATION STATEMENT
                                  Under the
                        INVESTMENT COMPANY ACT OF 1940                     [x]
                               Amendment No. 32                            [x]
                      (Check appropriate box or boxes.)

                                   ----------

                             Phoenix Series Fund
              (Exact Name of Registrant as Specified in Charter)


                                   ----------

        101 Munson Street, Greenfield, MA                 01301
     (Address of Principal Executive Offices)           (Zip Code)

          c/o Phoenix Equity Planning Corporation--Customer Service

                                (800) 243-1574
                        Registrant's Telephone Number

                                   ----------

                          Philip R. McLoughlin, Esq.
                  Vice Chairman and Chief Executive Officer
                      Phoenix Duff & Phelps Corporation
                              56 Prospect Street
                         Hartford, Connecticut 06115
                   (Name and Address of Agent for Service)

                                   ----------


It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b)
[X] on February 28, 1997 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on              pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on              pursuant to paragraph (a)(ii) of Rule 485.
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Declaration Pursuant to Rule 24f-2



Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to the fiscal year ended on October 31, 1996 on December 27, 1996.

                             PHOENIX SERIES FUND

                            Cross Reference Sheet
                             Required by Rule 495
                       Under the Securities Act of 1933

                                    PART A

                      Information Required in Prospectus

Item Number                                           Prospectus Caption
-----------                                           ------------------
 1.        Cover Page                                  Cover Page
 2.        Synopsis                                    Introduction
 3.        Condensed Financial Information             Financial Highlights
 4.        General Description of Registrant           Introduction; Investment Objectives and Policies;
                                                       Additional Information
 5.        Management of the Fund                      Management of the Fund
 6.        Capital Stock and Other Securities          Management of the Fund; Description of Shares;
                                                       Dividends, Distributions and Taxes
 7.        Purchase of Securities Being Offered        How to Buy Shares; How to Redeem Shares;
                                                       Distribution Plans
 8.        Redemption or Repurchase                    How to Buy Shares; How to Redeem Shares
 9.        Pending Legal Proceedings                   Not Applicable

                                    PART B

         Information Required in Statement of Additional Information


  Item Number                                         Statement of Additional Information
  -----------                                         -----------------------------------
10.        Cover Page                                  Cover Page
11.        Table of Contents                           Table of Contents
12.        General Information and History             Cover Page
13.        Investment Objectives and Policies          Investment Policies; Investment Restrictions;
                                                       Portfolio Turnover
14.        Management of the Registrant                Management of the Trust
15.        Control Persons and Principal Holders of    Not Applicable
           Securities
16.        Investment Advisory and Other Services      Management of the Trust; The Investment Adviser; The
           Brokerage Allocation and Other Practices    National Distributor and Distribution Plans; Financial
                                                       Statements
17.        Brokerage Allocation and Other Practices    Brokerage Allocation
18.        Capital Stock and Other Securities          Purchase of Shares; Alternative Purchase Arrangements;
                                                       Special Services; How to Redeem Shares
19.        Purchase, Redemption and Pricing            Determination of Net Asset Value; Purchase of Shares;
           of Securities Being Offered                 Alternative Purchase Arrangements; Shareholder
                                                       Services; Special Services; How to Redeem Shares
20.        Tax Status                                  Dividends, Distributions and Taxes
21.        Underwriter                                 The Distributor and Distribution Plans
22.        Calculation of Yield Quotations of Money    Performance Information
           Market Funds
23.        Financial Statements                        Financial Statements

                                 [FRONT COVER]

P H O E N I X
        FUNDS



Phoenix Series Fund

                                   --   BALANCED FUND SERIES
                                   --   CONVERTIBLE FUND SERIES
                                   --   GROWTH FUND SERIES
                                   --   AGGRESSIVE GROWTH FUND SERIES
                                   --   HIGH YIELD FUND SERIES
                                   --   MONEY MARKET FUND SERIES
                                   --   U.S. GOVERNMENT SECURITIES FUND SERIES




                                                  PROSPECTUS
                                                  FEBRUARY 28, 1997

[LOGOTYPE] PHOENIX
           DUFF & PHELPS

                             PHOENIX SERIES FUND
                              101 Munson Street
                             Greenfield, MA 01301
                                  PROSPECTUS
                              February 28, 1997


  Phoenix Series Fund (the "Trust") is a diversified, open-end management investment company whose shares are presently offered in seven series. Each series generally operates as a separate fund with its own investment objectives and policies designed to meet its specific investment goals. There can be no assurance that any series will achieve its objectives.

  Phoenix Balanced Fund Series ("Balanced Series") seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital. It is intended that this Series will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement.

  Phoenix Convertible Fund Series ("Convertible Series") seeks as its investment objectives income and the potential for capital appreciation, which objectives are to be considered as relatively equal. It is intended that this Series will invest at least 65% of its total assets (exclusive of cash and government securities) in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities.

  This Series may employ "leverage" by borrowing money and using such funds to increase its investments in securities above the amounts otherwise possible. Leverage may involve greater costs and risks than would otherwise be the case. See the Statement of Additional Information.

  Phoenix Growth Fund Series ("Growth Series") seeks as its investment objective long-term appreciation of capital. Since income is not an objective, any income generated by the investment of this Series' assets will be incidental to its objective. It is intended that this Series will invest primarily in the common stocks of companies believed by the Adviser to have appreciation potential.


  Phoenix Aggressive Growth Fund Series ("Aggressive Growth Series") seeks as its investment objective appreciation of capital through the use of aggressive investment techniques. It is intended that this Series will invest primarily in domestic common stocks believed by management to have a substantial potential for capital growth without being subject to unreasonable risks. This Series may employ "leverage" by borrowing money and using such funds to increase its investments in securities above the amounts otherwise possible. Leverage may involve greater costs and risks than would otherwise be the case. See the Statement of Additional Information.


================================================================================
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
================================================================================

                        CUSTOMER SERVICE--(800) 243-1574
                            MARKETING--(800) 243-4361
                   TELEPHONE ORDERS/EXCHANGES--(800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY)--(800) 243-1926

  Phoenix High Yield Fund Series ("High Yield Series") seeks as its investment objective high current income. Capital growth is a secondary objective which will also be considered when consistent with the primary objective of high current income. It is intended that this Series will invest primarily in a diversified portfolio of high yield fixed income securities, commonly known as junk bonds. In addition to other risks, these high yield, high risk bonds are often subject to greater market fluctuations and risk of loss of income and principal due to issuer default than are lower-yielding, higher-rated bonds. The risks of investing in high yield, high risk bonds should be carefully considered and are outlined on page 18.


  Phoenix Money Market Fund Series ("Money Market Series") seeks as its investment objective as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. It is intended that this Series will invest primarily in a portfolio of high-quality money market instruments generally maturing in less than one year. An investment in the Money Market Series is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Series will be able to maintain a stable net asset value of $1.00 per share.

  Phoenix U.S. Government Securities Fund Series ("U.S. Government Securities Series") seeks as its investment objective a high level of current income consistent with safety of principal. This Series invests in securities which are issued or guaranteed by the U.S. Government or its agencies and backed by the full faith and credit of the U.S. Government and those supported by the ability to borrow from the U.S. Treasury or by the credit of an agency or otherwise supported by the U.S. Government.

  All of the above Series, except the Money Market Series and the U.S. Government Securities Series, may engage in limited securities and index options transactions and enter into financial futures contracts and related options for hedging purposes. See "Investment Techniques and Related Risks."

  The Convertible Series and the High Yield Series may invest up to 100% and 65% respectively of their Portfolios in non- investment grade securities (sometimes referred to as "junk bonds") which entail default and other risks greater than those associated with higher rated securities. Investors should carefully assess the risks associated with an investment in these Series. See "Investment Objectives and Policies" and "Risk Factors."


  This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, Adviser or Distributor. This Prospectus does not constitute an offer to sell or solicitation of an offer to buy any of the securities offered hereby in any state in which, or to any person whom, it is unlawful to make such offer. Neither the delivery of this Prospectus nor any sale hereunder shall, under any circumstances, create any implication that information herein is correct at any time subsequent to its date. Investors should read and retain this Prospectus for future reference. Additional information about the Trust is contained in the Statement of Additional Information dated February 28, 1997 which has been filed with the Securities and Exchange Commission (the "Commission") and is available upon request at no charge by calling (800) 243-4361 or by writing to Phoenix Equity Planning Corporation at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. The Statement of Additional Information is incorporated herein by reference.


  Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union or affiliated entity and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency and involve investment risk, including possible loss of principal.

                              TABLE OF CONTENTS

                                                            Page
                                                         ---------
INTRODUCTION                                                  4
FUND EXPENSES                                                 5
FINANCIAL HIGHLIGHTS                                          8
PERFORMANCE INFORMATION                                      15
INVESTMENT OBJECTIVES AND POLICIES                           16
 Phoenix Balanced Fund Series                                16
 Phoenix Convertible Fund Series                             16
 Phoenix Growth Fund Series                                  17
 Phoenix Aggressive Growth Fund Series                       17
 Phoenix High Yield Fund Series                              18
 Phoenix Money Market Fund Series                            18
 Phoenix U.S. Government Securities Fund Series              19
INVESTMENT TECHNIQUES AND RELATED RISKS                      20
INVESTMENT RESTRICTIONS                                      23
MANAGEMENT OF THE FUND                                       23
DISTRIBUTION PLANS                                           25
HOW TO BUY SHARES                                            26
NET ASSET VALUE                                              32
HOW TO REDEEM SHARES                                         32
DIVIDENDS, DISTRIBUTIONS AND TAXES                           34
ADDITIONAL INFORMATION                                       34
APPENDIX                                                     35

                                 INTRODUCTION

  This Prospectus describes the shares offered by and the operations of the Phoenix Series Fund (the "Trust"). The Trust is a diversified, open-end management investment company established as a business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated April 7, 1958, as amended (the "Declaration of Trust"). The Declaration of Trust authorizes the assets and shares of the Trust to be divided into series (the "Series"). Each Series has a different investment objective and invests primarily in certain types of securities, as described on the cover page of this Prospectus, and is designed to meet different investment needs. In many respects, each Series operates as if it were a separate mutual fund. The Trustees have authority to issue an unlimited number of shares of beneficial interest of one dollar par value of each Series.

The Investment Adviser
  Phoenix Investment Counsel, Inc. (the "Adviser") is the investment adviser to the Trust and its professional staff selects and supervises the investments in each Series' portfolio. The Adviser is a subsidiary of Phoenix Duff & Phelps Corporation and, prior to November 1, 1995, was an indirect subsidiary of Phoenix Home Life Mutual Insurance Company. Under the terms of the Investment Advisory Agreement, for its services to all Series of the Trust, the Adviser is entitled to fees as set forth under the "Adviser." The Adviser has agreed to reimburse the Trust for certain expenses as described under "Management of the Fund."

Distributor and Distribution Plans
  Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), serves as Distributor of the Trust's shares. See "Distribution Plans" and the Statement of Additional Information. Equity Planning also acts as financial agent and as such receives a fee. See "The Financial Agent." Equity Planning also serves as the Trust's transfer agent. See "The Custodian and Transfer Agent."

  The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") for all classes of all Series other than Class A Shares of the Money Market Series. Pursuant to the distribution plan adopted for Class A Shares, the Trust shall reimburse the Distributor up to a maximum annual rate of 0.25% of the Trust's average daily Class A Share net assets of a Series for distribution expenditures incurred in connection with the sale and promotion of Class A Shares of a Series and for furnishing shareholder services. Pursuant to the distribution plan adopted for Class B Shares, the Trust shall reimburse the Distributor up to a maximum annual rate of 1.00% of the Trust's average daily Class B Share net assets of a Series for distribution expenses incurred in connection with the sale and promotion of Class B Shares of a Series and for furnishing shareholder services. See "Distribution Plans."

Purchase of Shares
  The Trust offers two classes of shares of each Series which may be purchased at a price equal to their net asset value per share plus a sales charge (except for Class A Shares of the Money Market Series) which, at the election of the purchaser, may be imposed (i) at the time of purchase (the "Class A Shares"), or (ii) on a contingent deferred basis (the "Class B Shares"). Completed applications for the purchase of shares should be mailed to the Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301,
Boston, MA 02266-8301.

  Class A Shares (except the Money Market Series) are offered to the public at the next determined net asset value after receipt of the order by State
Street Bank and Trust Company plus a maximum sales charge of 4.75% of the offering price (4.99% of the amount invested) on single purchases of less than $50,000. The sales charge for Class A Shares is reduced on a graduated scale on single purchases of $50,000 or more and subject to other conditions stated below. See "How to Buy Shares," "How to Obtain Reduced Sales Charges--Class A Shares," and "Net Asset Value."

  Class B Shares are offered to the public at the next determined net asset value after receipt of an order by State Street Bank and Trust Company with no sales charge. Class B Shares are subject to a sales charge if they are redeemed within five years of purchase. See "How to Buy Shares" and "Deferred Sales Charge Alternative--Class B Shares."

  Shares of the Money Market Series are offered to the public at their constant net asset value of $1.00 per share with no sales charge on Class A Shares. There can be no assurance that the Money Market Series will be able to maintain a stable net asset value of $1.00 per share.

  Shares of each class represent an identical interest in the investment portfolio of that Series and have the same rights except that Class B Shares bear the cost of the higher distribution fees which cause the Class B Shares to have a higher expense ratio and to receive lower dividends than Class A Shares. See "How to Buy Shares."

Minimum Initial and Subsequent Investments
  The minimum initial investment is $500 ($25 if using the bank draft investing program designated "Investo-Matic") and the minimum subsequent investment is $25. Exceptions to the minimum and subsequent investment amounts are available under specific circumstances. See "How to Buy Shares."

Redemption Price
  Class A Shares of a Series may be redeemed at any time at the net asset value per share next computed after receipt of a redemption request by Equity Planning, the Trust's transfer agent. Class B shareholders redeeming shares within five years of the date of purchase will normally be assessed a contingent deferred sales charge. See "How to Redeem Shares."

Risk Factors
  There can be no assurance that any Series will achieve its investment objectives. In addition, special risks may be presented by the particular types of securities in which a Series may invest. For example, several Series may invest in below investment grade securities. To the extent that a Series invests in lower-rated securities (sometimes referred to as "junk bonds"), such an investment is speculative and involves risks not typically associated with investment in higher rated securities, including overall greater risk of non-payment of interest and principal and potentially greater sensitivity to general economic conditions and changes in interest rates. In addition, investors should consider risks inherent in foreign debt securities, futures and options. See "Investment Objectives and Policies."



                                FUND EXPENSES


  The following tables illustrate all expenses and fees that a shareholder will incur. The expenses and fees set forth in these tables are for the fiscal year ended October 31, 1996.

                                     Class A Shares
----------------------------------------------------------------------------------------
                                                                            Aggressive
                                   Balanced     Convertible     Growth        Growth
                                    Series        Series        Series        Series
----------------------------------------------------------------------------------------
Shareholder Transaction
 Expenses
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                    4.75%          4.75%        4.75%         4.75%
Maximum Sales Load Imposed on
  Reinvested Dividends                None          None          None          None
Deferred Sales Load (as a
  percentage of original
  purchase price or redemption
  proceeds, as applicable)            None          None          None          None
Redemption Fee                        None          None          None          None
Exchange Fee                          None          None          None          None
Annual Fund Operating  Expenses
(as a percentage
 of average net assets)
Management Fees                      0.52%          0.65%        0.66%         0.70%
12b-1 Fees (a)                       0.25%          0.25%        0.25%         0.25%
Other Operating Expenses
  (after reimbursement)              0.24%          0.27%        0.26%         0.25%
                                     ----           ----         ----          ----
Total Fund Operating Expenses        1.01%          1.17%        1.17%         1.20%
                                     ====           ====         ====          ====

                               Class A Shares
----------------------------------------------------------------------------
                                                                   U.S.
                                                    Money       Government
                                   High Yield      Market       Securities
                                     Series        Series         Series
----------------------------------------------------------------------------
Shareholder Transaction
 Expenses
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                     4.75%          None          4.75%
Maximum Sales Load Imposed on
  Reinvested Dividends                 None          None           None
Deferred Sales Load (as a
  percentage of original
  purchase price or redemption
  proceeds, as applicable)             None          None           None
Redemption Fee                         None          None           None
Exchange Fee                           None          None           None
Annual Fund Operating  Expenses
(as a percentage
 of average net assets)
Management Fees                       0.65%          0.40%         0.45%
12b-1 Fees (a)                        0.25%          None          0.25%
Other Operating Expenses
  (after reimbursement)               0.27%          0.44%(b)      0.33%
                                      ----           ----          ----
Total Fund Operating Expenses         1.17%          0.84%         1.03%
                                      ====           ====          ====

(a) "Rule 12b-1 Fees" represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

(b) The Adviser has agreed to reimburse the Trust for the amount, if any, by which the Money Market Series' operating expenses for any fiscal year exceeded 0.85% of the average daily net assets of Class A Shares and 1.60% of the average daily net assets of Class B Shares of the Series. There were no expense reimbursements for the fiscal year ended October 31, 1996.

                                           Class B Shares
----------------------------------------------------------------------------------------------------
                                                                                      Aggressive
                                Balanced         Convertible          Growth            Growth
                                 Series            Series             Series            Series
----------------------------------------------------------------------------------------------------
Shareholder Transaction
 Expenses
Maximum Sales Load Imposed
  on Purchases (as a
  percentage of offering
  price)                        None              None               None              None
Maximum Sales Load Imposed
  on Reinvested Dividends       None              None               None              None
Deferred Sales Load (as a    5% during         5% during         5% during          5% during
  percentage of original     the first year,   the first year,   the first year,    the first year,
  purchase price or          decreasing 1%     decreasing 1%     decreasing 1%      decreasing 1%
  redemption proceeds, as    annually to 2%    annually to 2%    annually to 2%     annually to 2%
  applicable)                during the        during the        during the         during the
                             fourth            fourth            fourth             fourth
                             and fifth         and fifth         and fifth          and fifth
                             years,            years,            years,             years,
                             dropping from     dropping from     dropping from      dropping from
                             2% to 0% after    2% to 0% after    2% to 0% after     2% to 0% after
                             the fifth year    the fifth year    the fifth year     the fifth year
Redemption Fee                  None              None               None              None
Exchange Fee                    None              None               None              None
Annual Fund
Operating Expenses
  (as a percentage of
  average net assets)
Management Fees                    0.52%             0.65%              0.66%             0.70%
12b-1 Fees (a)                     1.00%             1.00%              1.00%             1.00%
Other Operating Expenses
  (after reimbursement)            0.24%             0.27%              0.26%             0.25%
                                   ----              ----               ----              ----
Total Fund Operating
  Expenses                         1.76%             1.92%              1.92%             1.95%
                                   ====              ====               ====              ====

                                  Class B Shares
--------------------------------------------------------------------------------
                                                                       U.S.
                                                    Money           Government
                               High Yield          Market           Securities
                                 Series            Series             Series
--------------------------------------------------------------------------------
Shareholder Transaction
 Expenses
Maximum Sales Load Imposed
  on Purchases (as a
  percentage of offering
  price)                        None             None                None
Maximum Sales Load Imposed
  on Reinvested Dividends       None             None                None
Deferred Sales Load (as a    5% during         5% during         5% during
  percentage of original     the first year,   the first year,   the first year,
  purchase price or          decreasing 1%     decreasing 1%     decreasing 1%
  redemption proceeds, as    annually to 2%    annually to 2%    annually to 2%
  applicable)                during the        during the        during the
                             fourth            fourth            fourth
                             and fifth         and fifth         and fifth
                             years,            years,            years,
                             dropping from     dropping from     dropping from
                             2% to 0% after    2% to 0% after    2% to 0% after
                             the fifth year    the fifth year    the fifth year
Redemption Fee                  None             None                None
Exchange Fee                    None             None                None
Annual Fund
Operating Expenses
  (as a percentage of
  average net assets)
Management Fees                    0.65%            0.40%               0.45%
12b-1 Fees (a)                     1.00%            0.75%               1.00%
Other Operating Expenses
  (after reimbursement)            0.27%            0.44%(b)            0.33%
                                   ----             ----                ----
Total Fund Operating
  Expenses                         1.92%            1.59%               1.78%
                                   ====             ====                ====

(a) "Rule 12b-1 Fees" represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

(b) The Adviser has agreed to reimburse the Trust for the amount, if any, by which the Money Market Series' operating expenses for any fiscal year exceeded 0.85% of the average daily net assets of Class A Shares and 1.60% of the average daily net assets of Class B Shares of the Series. There were no expense reimbursements for the fiscal year ended October 31, 1996.


                                                                    Cumulative Expenses
                                                                    Paid for the Period
Example*                                                 1 year    3 years    5 years    10 years
                                                         ------    -------    -------    --------
An investor would pay the following expenses on a
hypothetical $1,000 investment assuming (1) 5% annual
return and (2) redemption at the end of each time
period:
  Balanced Series (Class A Shares)                         $57       $78       $101        $165
  Balanced Series (Class B Shares)                          68        85        115         188
  Convertible Series (Class A Shares)                       59        83        109         183
  Convertible Series (Class B Shares)                       69        90        124         205
  Growth Series (Class A Shares)                            59        83        109         183
  Growth Series (Class B Shares)                            69        90        124         205
  Aggressive Growth Series (Class A Shares)                 59        84        110         186
  Aggressive Growth Series (Class B Shares)                 70        91        125         208
  High Yield Series (Class A Shares)                        59        83        109         183
  High Yield Series (Class B Shares)                        69        90        124         205
  Money Market Series (Class A Shares)                       9        27         47         104
  Money Market Series (Class B Shares)                      66        80        107         169
  U.S. Government Sec. Series (Class A Shares)              58        79        102         167
  U.S. Government Sec. Series (Class B Shares)              68        86        116         190

                                                                    Cumulative Expenses
                                                                    Paid for the Period
Example*                                                 1 year    3 years    5 years    10 years
                                                         ------    -------    -------    --------
An investor would pay the following expenses on the
same $1,000 investment assuming no redemption at the
end of each time period:
Balanced Series (Class A Shares)                           $57       $78       $101        $165
Balanced Series (Class B Shares)                            18        55         95         188
Convertible Series (Class A Shares)                         59        83        109         183
Convertible Series (Class B Shares)                         19        60        104         205
Growth Series (Class A Shares)                              59        83        109         183
Growth Series (Class B Shares)                              19        60        104         205
Aggressive Growth Series (Class A Shares)                   59        84        110         186
Aggressive Growth Series (Class B Shares)                   20        61        105         208
High Yield Series (Class A Shares)                          59        83        109         183
High Yield Series (Class B Shares)                          19        60        104         205
Money Market Series (Class A Shares)                         9        27         47         104
Money Market Series (Class B Shares)                        16        50         87         169
U.S. Government Sec. Series (Class A Shares)                58        79        102         167
U.S. Government Sec. Series (Class B Shares)                18        56         96         190

*The purpose of the tables above are to help the investor understand the various costs and expenses that the investor will bear, directly or indirectly. The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. See "Management of the Fund," "Distribution Plans" and "How to Buy Shares."

                             FINANCIAL HIGHLIGHTS


  The following tables set forth certain financial information for the respective fiscal years of the Trust. This financial information has been audited by Price Waterhouse LLP, independent accountants. Their opinion and the Trust's Financial Statements and notes thereto are incorporated by reference in the Statement of Additional Information. The Statement of Additional Information and the Trust's most recent Annual Report (containing the report of Independent Accountants and additional information relating to each Series' performance) are available at no charge upon request by calling
(800) 243-4361.


                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)
--------------------------------------------------------------------------------


                                                         BALANCED FUND SERIES
                                                                Class A
                        ----------------------------------------------------------------------------------------
                                                         Year ended October 31,
                        ----------------------------------------------------------------------------------------
                           1996         1995         1994         1993         1992         1991         1990
                           ----         ----         ----         ----         ----         ----         ----
Net asset value,
  beginning of period       $17.04       $15.23       $16.64       $15.92       $16.05       $13.86       $13.91
Income from
  investment
  operations
 Net investment
  income                      0.48         0.52         0.48         0.46         0.52         0.62         0.69
 Net realized and
  unrealized  gain
  (loss)                      1.46         1.80        (1.01)        1.08         0.92         2.84        (0.04)
                            ------       ------       ------       ------       ------       ------       ------
  Total from
  investment
  operations                  1.94         2.32        (0.53)        1.54         1.44         3.46         0.65
                            ------       ------       ------       ------       ------       ------       ------
Less distributions
 Dividends from net
  investment  income         (0.49)       (0.51)       (0.49)       (0.46)       (0.54)       (0.64)       (0.67)
 Dividends from net
  realized gains             (0.93)          --        (0.39)       (0.36)       (1.03)       (0.63)       (0.03)
                            ------       ------       ------       ------       ------       ------       ------
  Total distributions        (1.42)       (0.51)       (0.88)       (0.82)       (1.57)       (1.27)       (0.70)
                            ------       ------       ------       ------       ------       ------       ------
Change in net asset
  value                       0.52         1.81        (1.41)        0.72        (0.13)        2.19        (0.05)
                            ------       ------       ------       ------       ------       ------       ------
Net asset value, end
  of period                 $17.56       $17.04       $15.23       $16.64       $15.92       $16.05       $13.86
                            ======       ======       ======       ======       ======       ======       ======
Total return(1)              12.03%       15.52%       -3.28%        9.92%        9.77%       26.26%        4.71%
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)    $1,897,306   $2,345,440   $2,601,808   $3,126,014   $2,146,726     $941,754     $472,642
Ratio to average net
  assets of:
  Operating expenses          1.01%        1.02%        0.96%        0.95%        0.98%        0.98%        0.85%
 Net investment
  income                      2.74%        3.27%        3.03%        2.88%        3.55%        4.22%        4.91%
Portfolio turnover             191%         197%         159%         130%         136%         196%         181%
Average commission
  rate paid(4)             $0.0546          N/A          N/A          N/A          N/A          N/A          N/A

                                BALANCED FUND SERIES
                                      Class A                                Class B
                       --------------------------------------  --------------------------------------
                                                                     Year ended             From
                               Year Ended October 31,                October 31,         inception
                       -------------------------------------- -------------------------  7/15/94 to
                           1989         1988         1987         1996         1995       10/31/94
                           ----         ----         ----         ----         ----       --------
Net asset value,
  beginning of period      $12.19       $13.53       $14.29      $17.01       $15.23       $15.27
Income from
  investment
  operations
 Net investment
  income                     0.69         0.58         0.57        0.35         0.40         0.09
 Net realized and
  unrealized  gain
  (loss)                     1.74        (0.33)        0.85        1.47         1.80        (0.04)
                           ------       ------       ------      ------       ------       ------
  Total from
  investment
  operations                 2.43         0.25         1.42        1.82         2.20         0.05
                           ------       ------       ------      ------       ------       ------
Less distributions
 Dividends from net
  investment  income        (0.71)       (0.61)       (0.59)      (0.36)       (0.42)       (0.09)
 Dividends from net
  realized gains               --        (0.98)       (1.59)      (0.93)          --           --
                           ------       ------       ------      ------       ------       ------
  Total distributions       (0.71)       (1.59)       (2.18)      (1.29)       (0.42)       (0.09)
                           ------       ------       ------      ------       ------       ------
Change in net asset
  value                      1.72        (1.34)       (0.76)       0.53         1.78        (0.04)
                           ------       ------       ------      ------       ------       ------
Net asset value, end
  of period                $13.91       $12.19       $13.53      $17.54       $17.01       $15.23
                           ======       ======       ======      ======       ======       ======
Total return(1)             20.60%        2.14%       10.78%      11.24%       14.68%        0.34%(3)
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)     $446,970     $425,737     $368,695     $26,209      $16,971       $4,629
Ratio to average net
  assets of:
  Operating expenses         0.93%        0.80%        0.72%       1.76%        1.78%        1.65%(2)
 Net investment
  income                     5.28%        4.87%        4.28%       1.96%        2.46%        2.36%(2)
Portfolio turnover            172%         226%         171%        191%         197%         159%
Average commission
  rate paid(4)                N/A          N/A          N/A     $0.0546          N/A          N/A


(1) Maximum sales load is not reflected in the total return calculation.

(2) Annualized.


(3) Not annualized.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups or spreads on shares traded on a principal basis.

                                                       CONVERTIBLE FUND SERIES
                                                                Class A
                       ------------------------------------------------------------------------------------------
                                                         Year ended October 31,
                       ------------------------------------------------------------------------------------------
                           1996         1995         1994         1993         1992         1991         1990
                           ----         ----         ----         ----         ----         ----         ----
Net asset value,
  beginning of period      $18.23       $17.56       $19.34       $18.86       $18.36       $16.63       $17.13
Income from
  investment
  operations
 Net investment
  income                     0.70(4)      0.87         0.78         0.68         0.77         0.87         0.91
 Net realized and
  unrealized  gain
  (loss)                     1.68         1.04        (1.06)        1.53         1.54         1.75        (0.49)
                           ------       ------       ------       ------       ------       ------       ------
  Total from
  investment
  operations                 2.38         1.91        (0.28)        2.21         2.31         2.62         0.42
                           ------       ------       ------       ------       ------       ------       ------
Less distributions
 Dividends from net
  investment  income        (0.77)       (1.05)       (0.69)       (0.73)       (0.72)       (0.89)       (0.92)
 Dividends from net
  realized gains            (0.58)       (0.19)       (0.81)       (1.00)       (1.09)          --           --
                           ------       ------       ------       ------       ------       ------       ------
  Total distributions       (1.35)       (1.24)       (1.50)       (1.73)       (1.81)       (0.89)       (0.92)
                           ------       ------       ------       ------       ------       ------       ------
Change in net asset
  value                      1.03         0.67        (1.78)        0.48         0.50         1.73        (0.50)
                           ------       ------       ------       ------       ------       ------       ------
Net asset value, end
  of period                $19.26       $18.23       $17.56       $19.34       $18.86       $18.36       $16.63
                           ======       ======       ======       ======       ======       ======       ======
Total return(1)             13.55%       11.45%       -1.48%       12.58%       13.77%       15.97%        2.35%
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)     $214,874     $219,384     $226,294     $252,072     $200,944     $169,288     $143,200
Ratio to average net
  assets of:
 Operating expenses          1.17%        1.18%        1.14%        1.15%        1.20%        1.14%        0.99%
 Net investment
  income                     3.75%        4.78%        4.27%        3.70%        4.28%        4.84%        5.17%
Portfolio turnover            141%          79%          91%          94%         200%         284%         194%
Average commission
  rate paid(5)            $0.0619          N/A          N/A          N/A          N/A          N/A          N/A

                              CONVERTIBLE FUND SERIES
                                      Class A                                Class B
                       --------------------------------------  --------------------------------------
                                                                     Year ended             From
                               Year ended October 31,                October 31,         inception
                       -------------------------------------- -------------------------  7/15/94 to
                           1989         1988         1987         1996         1995       10/31/94
                           ----         ----         ----         ----         ----       --------
Net asset value,
  beginning of period      $15.55       $17.84       $19.10      $18.17       $17.55        $17.59
Income from
  investment
  operations
 Net investment
  income                     0.95         0.86         0.92        0.55(4)      0.70(4)       0.15
 Net realized and
  unrealized  gain
  (loss)                     1.58        (0.06)        0.78        1.68         1.07         (0.06)
                           ------       ------       ------      ------       ------        ------
  Total from
  investment
  operations                 2.53         0.80         1.70        2.23         1.77          0.09
                           ------       ------       ------      ------       ------        ------
Less distributions
 Dividends from net
  investment  income        (0.95)       (0.84)       (0.92)      (0.62)       (0.96)        (0.13)
 Dividends from net
  realized gains               --        (2.25)       (2.04)      (0.58)       (0.19)           --
                           ------       ------       ------      ------       ------        ------
  Total distributions       (0.95)       (3.09)       (2.96)      (1.20)       (1.15)        (0.13)
                           ------       ------       ------      ------       ------        ------
Change in net asset
  value                      1.58        (2.29)       (1.26)       1.03         0.62         (0.04)
                           ------       ------       ------      ------       ------        ------
Net asset value, end
  of period                $17.13       $15.55       $17.84      $19.20       $18.17        $17.55
                           ======       ======       ======      ======       ======        ======
Total return(1)             16.83%        4.90%        9.23%      12.72%       10.59%         0.49%(3)
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)     $156,279     $159,426     $154,716      $5,947       $3,715          $856
Ratio to average net
  assets of:
 Operating expenses          1.03%        0.83%        0.73%       1.92%        1.95%         1.83%(2)
 Net investment
  income                     5.71%        5.51%        5.12%       2.95%        3.92%         3.29%(2)
Portfolio turnover            214%         213%         299%        141%          79%           91%
Average commission
  rate paid(5)                N/A          N/A          N/A     $0.0619          N/A           N/A


(1) Maximum sales load is not reflected in the total return calculation.

(2) Annualized.


(3) Not annualized.


(4) Computed using average shares outstanding.


(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

                                                          GROWTH FUND SERIES
                                                                Class A
                       ------------------------------------------------------------------------------------------
                                                         Year ended October 31,
                       ------------------------------------------------------------------------------------------
                           1996         1995         1994         1993         1992         1991         1990
                           ----         ----         ----         ----         ----         ----         ----
Net asset value,
  beginning of period       $24.92       $21.24       $21.53       $20.76       $22.60       $18.45      $18.76
Income from
  investment
  operations(5)
 Net investment
  income                      0.20(4)       0.26        0.26         0.32         0.36         0.50        0.64
 Net realized and
  unrealized  gain
  (loss)                      3.63         4.53         0.17         1.15         0.97         4.97       (0.05)
                            ------       ------       ------       ------       ------       ------      ------
  Total from
  investment
  operations                  3.83         4.79         0.43         1.47         1.33         5.47        0.59
                            ------       ------       ------       ------       ------       ------      ------
Less distributions
 Dividends from net
  investment  income         (0.25)       (0.30)       (0.24)       (0.32)       (0.45)       (0.55)      (0.62)
 Dividends from net
  realized gains             (1.63)       (0.81)       (0.48)       (0.38)       (2.72)       (0.77)      (0.28)
                            ------       ------       ------       ------       ------       ------      ------
  Total distributions        (1.88)       (1.11)       (0.72)       (0.70)       (3.17)       (1.32)      (0.90)
                            ------       ------       ------       ------       ------       ------      ------
Change in net asset
  value                       1.95         3.68        (0.29)        0.77        (1.84)        4.15       (0.31)
                            ------       ------       ------       ------       ------       ------      ------
Net asset value, end
  of period                 $26.87       $24.92       $21.24       $21.53       $20.76       $22.60      $18.45
                            ======       ======       ======       ======       ======       ======      ======
Total return(1)              16.34%       23.91%        2.06%        7.20%        6.95%       30.97%       3.05%
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)    $2,347,471   $2,300,251   $2,140,458   $2,563,442   $2,186,868   $1,251,565    $678,151
Ratio to average net
  assets of:
 Operating expenses           1.17%        1.20%        1.19%        1.18%        1.17%        1.15%       1.01%
 Net investment
  income                      0.80%        0.92%        1.22%        1.55%        1.86%        2.49%       3.37%
Portfolio turnover             116%         109%         118%         176%         192%         227%        203%
Average commission
  rate paid(6)             $0.0534          N/A          N/A          N/A          N/A          N/A         N/A

                                 GROWTH FUND SERIES
                                      Class A                                Class B
                       --------------------------------------  --------------------------------------
                                                                     Year ended             From
                               Year ended October 31,                October 31,         inception
                       -------------------------------------- -------------------------  7/15/94 to
                           1989         1988         1987         1996         1995       10/31/94
                           ----         ----         ----         ----         ----       --------
Net asset value,
  beginning of period      $16.01       $17.96       $18.59      $24.74       $21.19       $20.48
Income from
  investment
  operations(5)
 Net investment
  income                     0.67         0.39         0.36        0.00(4)      0.00(4)      0.01
 Net realized and
  unrealized  gain
  (loss)                     2.68         0.72         1.37        3.61         4.60         0.70
                           ------       ------       ------      ------       ------       ------
  Total from
  investment
  operations                 3.35         1.11         1.73        3.61         4.60         0.71
                           ------       ------       ------      ------       ------       ------
Less distributions
 Dividends from net
  investment  income        (0.60)       (0.51)       (0.21)      (0.09)       (0.24)          --
 Dividends from net
  realized gains               --        (2.55)       (2.15)      (1.63)       (0.81)          --
                           ------       ------       ------      ------       ------       ------
  Total distributions       (0.60)       (3.06)       (2.36)      (1.72)       (1.05)          --
                           ------       ------       ------      ------       ------       ------
Change in net asset
  value                      2.75        (1.95)       (0.63)       1.89         3.55         0.71
                           ------       ------       ------      ------       ------       ------
Net asset value, end
  of period                $18.76       $16.01       $17.96      $26.63       $24.74       $21.19
                           ======       ======       ======      ======       ======       ======
Total return(1)             21.44%        6.99%        9.95%      15.48%       23.02%        3.47%(3)
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)     $680,498     $603,600     $528,962     $45,326      $20,111       $2,966
Ratio to average net
  assets of:
 Operating expenses          1.06%        0.85%        0.71%       1.93%        1.97%        1.87%(2)
 Net investment
  income                     3.79%        2.48%        2.64%       0.01%        0.01%        0.32%(2)
Portfolio turnover            180%         221%         185%        116%         109%         118%
Average commission
  rate paid(6)                N/A          N/A          N/A     $0.0534          N/A          N/A

(1) Maximum sales load is not reflected in the total return calculation.


(2) Annualized.


(3) Not annualized.


(4) Computed using average shares outstanding.

(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.


(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

                                                    AGGRESSIVE GROWTH FUND SERIES
                                                                Class A
                       ------------------------------------------------------------------------------------------
                                                         Year ended October 31,
                       ------------------------------------------------------------------------------------------
                           1996         1995         1994         1993         1992         1991         1990
                           ----         ----         ----         ----         ----         ----         ----
Net asset value,
  beginning of period      $16.51       $13.33       $14.56       $13.56       $14.88       $10.77      $12.68
Income from
  investment
  operations(5)
 Net investment
  income (loss)             (0.13)(4)     0.06(4)      0.27         0.22         0.23         0.23        0.17
 Net realized and
  unrealized  gain
  (loss)                     2.64         4.21        (0.21)        1.62         0.59         4.05       (1.82)
                           ------       ------       ------       ------       ------       ------      ------
  Total from
  investment
  operations                 2.51         4.27         0.06         1.84         0.82         4.28       (1.65)
                           ------       ------       ------       ------       ------       ------      ------
Less distributions
 Dividends from net
   investment income        (0.02)       (0.19)       (0.22)       (0.23)       (0.25)       (0.17)      (0.26)
 Dividends from net
  realized  gains           (2.16)       (0.90)       (1.07)       (0.61)       (1.50)          --          --
 Distributions in
  excess of
   accumulated
  realized gains               --           --           --           --        (0.39)          --          --
                           ------       ------       ------       ------       ------       ------      ------
  Total distributions       (2.18)       (1.09)       (1.29)       (0.84)       (2.14)       (0.17)      (0.26)
                           ------       ------       ------       ------       ------       ------      ------
Change in net asset
  value                      0.33         3.18        (1.23)        1.00        (1.32)        4.11       (1.91)
                           ------       ------       ------       ------       ------       ------      ------
Net asset value, end
  of period                $16.84       $16.51       $13.33       $14.56       $13.56       $14.88      $10.77
                           ======       ======       ======       ======       ======       ======      ======
Total return(1)             17.43%       35.14%        0.37%       14.15%        7.11%       39.99%     -13.27%
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)     $233,488     $180,288     $140,137     $143,035     $128,530     $125,942     $99,428
Ratio to average net
  assets of:
 Operating expenses          1.20%        1.29%        1.26%        1.17%        1.25%        1.20%       1.07%
 Net investment
  income (loss)             (0.81)%       0.43%        1.97%        1.58%        1.70%        1.68%       1.37%
Portfolio turnover            401%         331%         306%         192%         251%         332%        407%
Average commission
  rate paid(6)            $0.0655          N/A          N/A          N/A          N/A          N/A         N/A

                            AGGRESSIVE GROWTH FUND SERIES
                                      Class A                                Class B
                       --------------------------------------  --------------------------------------
                                                                     Year ended             From
                               Year ended October 31,                October 31,         inception
                       -------------------------------------- -------------------------  7/21/94 to
                           1989         1988         1987         1996         1995       10/31/94
                           ----         ----         ----         ----         ----       --------
Net asset value,
  beginning of period      $11.09       $13.89       $14.91      $16.38       $13.31       $13.09
Income from
  investment
  operations(5)
 Net investment
  income (loss)              0.43         0.27         0.29       (0.25)(4)    (0.12)(4)     0.02
 Net realized and
  unrealized  gain
  (loss)                     1.58         0.26         1.47        2.60         4.26         0.20
                           ------       ------       ------      ------       ------       ------
  Total from
  investment
  operations                 2.01         0.53         1.76        2.35         4.14         0.22
                           ------       ------       ------      ------       ------       ------
Less distributions
 Dividends from net
   investment income        (0.42)       (0.33)       (0.19)         --        (0.17)          --
 Dividends from net
  realized  gains              --        (3.00)       (2.59)      (2.16)       (0.90)          --
 Distributions in
  excess of
   accumulated
  realized gains               --           --           --          --           --           --
                           ------       ------       ------      ------       ------       ------
  Total distributions       (0.42)       (3.33)       (2.78)      (2.16)       (1.07)          --
                           ------       ------       ------      ------       ------       ------
Change in net asset
  value                      1.59        (2.80)       (1.02)       0.19         3.07         0.22
                           ------       ------       ------      ------       ------       ------
Net asset value, end
  of period                $12.68       $11.09       $13.89      $16.57       $16.38       $13.31
                           ======       ======       ======      ======       ======       ======
Total return(1)             18.59%        4.52%       13.04%      16.52%       34.15%        1.68%(3)
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)     $130,290     $124,650     $115,236     $10,466       $2,393         $330
Ratio to average net
  assets of:
 Operating expenses          1.09%        0.84%        0.76%       1.95%        2.04%        1.81%(2)
 Net investment
  income (loss)              3.60%        2.39%        2.20%      (1.57)%      (0.83)%       1.45%(2)
Portfolio turnover            248%         278%         152%        401%         331%         306%
Average commission
  rate paid(6)                N/A          N/A          N/A     $0.0655          N/A          N/A


(1) Maximum sales load is not reflected in the total return calculation.

(2) Annualized.


(3) Not annualized.


(4) Computed using average shares outstanding.

(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

                                                        HIGH YIELD FUND SERIES
                                                                Class A
                       ------------------------------------------------------------------------------------------
                                                         Year ended October 31,
                       ------------------------------------------------------------------------------------------
                           1996         1995         1994         1993         1992         1991         1990
                           ----         ----         ----         ----         ----         ----         ----
Net asset value,
  beginning of period       $8.17        $8.11        $9.11        $8.14        $7.70       $6.72        $7.90
Income from
  investment
  operations
 Net investment
  income                     0.78         0.80         0.76         0.74         0.77        0.74         0.81
 Net realized and
  unrealized  gain
  (loss)                     0.46         0.04        (0.97)        0.97         0.44        0.98        (1.18)
                            -----        -----        -----        -----        -----       -----        -----
  Total from
  investment
  operations                 1.24         0.84        (0.21)        1.71         1.21        1.72        (0.37)
                            -----        -----        -----        -----        -----       -----        -----
Less distributions
 Dividends from net
  investment  income        (0.78)       (0.78)       (0.76)       (0.74)       (0.77)      (0.74)       (0.81)
 Tax return of
  capital                      --           --        (0.03)          --           --          --           --
                            -----        -----        -----        -----        -----       -----        -----
  Total distributions       (0.78)       (0.78)       (0.79)       (0.74)       (0.77)      (0.74)       (0.81)
                            -----        -----        -----        -----        -----       -----        -----
Change in net asset
  value                      0.46         0.06        (1.00)        0.97         0.44        0.98        (1.18)
                            -----        -----        -----        -----        -----       -----        -----
Net asset value, end
  of period                 $8.63        $8.17        $8.11        $9.11        $8.14       $7.70        $6.72
                            =====        =====        =====        =====        =====       =====        =====
Total return(1)             15.95%       11.19%       -2.57%       21.87%       16.28%      26.77%       -4.99%
Ratios/supplemental
  data:
Net assets, end of
  period
  (thousands)            $501,265     $507,855     $531,773     $182,333     $113,197     $91,664      $80,391
Ratio to average net
  assets of:
 Operating expenses          1.17%        1.21%        1.19%        1.04%        1.08%       1.08%        0.89%
 Net investment
  income                     9.21%       10.01%        9.01%        8.46%        9.51%      10.12%       11.02%
Portfolio turnover            162%         147%         222%         157%         205%        326%         321%

                              HIGH YIELD FUND SERIES
                                      Class A                                Class B
                       --------------------------------------  --------------------------------------
                                                                     Year ended             From
                               Year ended October 31,                October 31,         inception
                       -------------------------------------- -------------------------  2/16/94 to
                           1989         1988         1987         1996         1995       10/31/94
                           ----         ----         ----         ----         ----       --------
Net asset value,
  beginning of period       $8.84        $8.42        $9.73       $8.19        $8.13        $9.38
Income from
  investment
  operations
 Net investment
  income                     1.03         1.01         1.20        0.71         0.72         0.54
 Net realized and
  unrealized  gain
  (loss)                    (0.95)        0.42        (1.25)       0.45         0.07        (1.25)
                            -----        -----        -----       -----        -----        -----
  Total from
  investment
  operations                 0.08         1.43        (0.05)       1.16         0.79        (0.71)
                            -----        -----        -----       -----        -----        -----
Less distributions
 Dividends from net
  investment  income        (1.02)       (1.01)       (1.26)      (0.72)       (0.73)       (0.52)
 Tax return of
  capital                      --           --           --          --           --        (0.02)
                            -----        -----        -----       -----        -----        -----
  Total distributions       (1.02)       (1.01)       (1.26)      (0.72)       (0.73)       (0.54)
                            -----        -----        -----       -----        -----        -----
Change in net asset
  value                     (0.94)        0.42        (1.31)       0.44         0.06        (1.25)
                            -----        -----        -----       -----        -----        -----
Net asset value, end
  of period                 $7.90        $8.84        $8.42       $8.63        $8.19        $8.13
                            =====        =====        =====       =====        =====        =====
Total return(1)              0.64%       17.71%       -2.29%      14.88%       10.44%       -7.67%(3)
Ratios/supplemental
  data:
Net assets, end of
  period
  (thousands)            $133,887     $161,208     $137,951     $25,595      $12,331       $6,056
Ratio to average net
  assets of:
 Operating expenses          0.85%        0.76%        0.72%       1.92%        1.97%        1.80%(2)
 Net investment
  income                    11.81%       11.45%       11.42%       8.47%        9.18%        9.12%(2)
Portfolio turnover            285%         217%          97%        162%         147%         222%

(1) Maximum sales load is not reflected in the total return calculation.


(2) Annualized.


(3) Not annualized.

                                                       MONEY MARKET FUND SERIES
                                                                Class A
                       ------------------------------------------------------------------------------------------
                                                         Year ended October 31,
                       ------------------------------------------------------------------------------------------
                           1996         1995         1994         1993         1992         1991         1990
                           ----         ----         ----         ----         ----         ----         ----
Net asset value,
  beginning of period       $1.00        $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
Income from
  investment
  operations
 Net investment
  income                    0.047        0.053        0.032        0.025(1)     0.035(1)     0.060        0.076
                            -----        -----        -----        -----        -----        -----        -----
  Total from
  investment
  operations                0.047        0.053        0.032        0.025        0.035        0.060        0.076
                            -----        -----        -----        -----        -----        -----        -----
Less distributions
 Dividends from net
  investment  income       (0.047)      (0.053)      (0.032)      (0.025)      (0.035)      (0.060)      (0.076)
                            -----        -----        -----        -----        -----        -----        -----
  Total distributions      (0.047)      (0.053)      (0.032)      (0.025)      (0.035)      (0.060)      (0.076)
                            -----        -----        -----        -----        -----        -----        -----
Change in net asset
  value                        --           --           --           --           --           --           --
                            -----        -----        -----        -----        -----        -----        -----
Net asset value, end
  of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                            =====        =====        =====        =====        =====        =====        =====
Total return                 4.67%        5.32%        3.20%        2.50%        3.50%        6.00%        7.60%
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)     $192,859     $193,534     $196,566     $170,334     $180,786     $168,573     $163,645
Ratio to average net
  assets of:
 Operating expenses          0.84%        0.71%        0.85%        0.85%        0.85%        0.82%        0.85%
 Net investment
  income                     4.68%        5.31%        3.19%        2.53%        3.50%        6.01%        7.59%

                             MONEY MARKET FUND SERIES
                                      Class A                                Class B
                       --------------------------------------  --------------------------------------
                                                                                            From
                                                                     Year ended          inception
                               Year ended October 31,                October 31,         7/15/94 to
                       -------------------------------------- ------------------------- ------------
                           1989         1988         1987         1996         1995       10/31/94
                           ----         ----         ----         ----         ----       --------
Net asset value,
  beginning of period       $1.00        $1.00       $1.00        $1.00        $1.00        $1.00
Income from
  investment
  operations
 Net investment
  income                    0.085(1)     0.067(1)    0.057(1)     0.039        0.046        0.007
                            -----        -----       -----        -----        -----        -----
  Total from
  investment
  operations                0.085        0.067       0.057        0.039        0.046        0.007
                            -----        -----       -----        -----        -----        -----
Less distributions
 Dividends from net
  investment  income       (0.085)      (0.067)     (0.057)      (0.039)      (0.046)      (0.007)
                            -----        -----       -----        -----        -----        -----
  Total distributions      (0.085)      (0.067)     (0.057)      (0.039)      (0.046)      (0.007)
                            -----        -----       -----        -----        -----        -----
Change in net asset
  value                        --           --          --           --           --           --
                            -----        -----       -----        -----        -----        -----
Net asset value, end
  of period                 $1.00        $1.00       $1.00        $1.00        $1.00        $1.00
                            =====        =====       =====        =====        =====        =====
Total return                 8.50%        6.70%       5.70%        3.93%        4.63%        0.70%(3)
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)     $149,968     $107,262     $92,481      $10,223       $8,506       $2,086
Ratio to average net
  assets of:
 Operating expenses          0.85%        0.85%       0.85%        1.59%        1.44%        1.60%(2)
 Net investment
  income                     8.53%        6.71%       5.78%        3.92%        4.62%        3.46%(2)

(1) Includes reimbursement of operating expenses by Adviser of $0.0001, $0.001, $0.001, $0.001, and $0.002, respectively.


(2) Annualized.

(3) Not annualized.

                                               U.S. GOVERNMENT SECURITIES FUND SERIES
                                                                Class A
                       ------------------------------------------------------------------------------------------
                                                         Year ended October 31,
                       ------------------------------------------------------------------------------------------
                           1996         1995         1994         1993         1992         1991         1990
                           ----         ----         ----         ----         ----         ----         ----
Net asset value,
  beginning of period       $9.60        $8.88        $9.87       $9.91        $9.65        $9.08        $9.28
Income from
  investment
  operations
 Net investment
  income                     0.52         0.55         0.64        0.62(1)      0.65(1)      0.68(1)      0.71(1)
 Net realized and
  unrealized  gain
  (loss)                    (0.15)        0.72        (1.02)       0.34         0.26         0.57        (0.20)
                            -----        -----        -----       -----        -----        -----        -----
  Total from
  investment
  operations                 0.37         1.27        (0.38)       0.96         0.91         1.25         0.51
                            -----        -----        -----       -----        -----        -----        -----
Less distributions
 Dividends from net
  investment  income        (0.50)       (0.55)       (0.45)      (0.62)       (0.65)       (0.68)       (0.71)
 Dividends from net
  realized gains               --           --        (0.02)      (0.38)          --           --           --
 Tax return of
  capital                      --           --        (0.14)         --           --           --           --
                            -----        -----        -----       -----        -----        -----        -----
  Total distributions       (0.50)       (0.55)       (0.61)      (1.00)       (0.65)       (0.68)       (0.71)
                            -----        -----        -----       -----        -----        -----        -----
Change in net asset
  value                     (0.13)        0.72        (0.99)      (0.04)        0.26         0.57        (0.20)
                            -----        -----        -----       -----        -----        -----        -----
Net asset value, end
  of period                 $9.47        $9.60        $8.88       $9.87        $9.91        $9.65        $9.08
                            =====        =====        =====       =====        =====        =====        =====
Total return(2)              4.05%       14.81%       -3.98%      10.18%        9.74%       14.24%        5.82%
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)     $208,552     $235,879     $262,157     $57,072      $40,365      $22,123      $11,957
Ratio to average net
  assets of:
 Operating expenses          1.03%        0.99%        0.98%       0.75%        0.77%        0.97%        1.00%
 Net investment
  income                     5.55%        6.01%        5.92%       6.19%        6.64%        7.20%        7.77%
Portfolio turnover            379%         178%         101%        264%         285%         130%         265%

                       U.S. GOVERNMENT SECURITIES FUND SERIES
                                      Class B
                       --------------------------------------
                                                     From            Year ended             From
                        Year ended October 31,    Inception          October 31,         inception
                       -------------------------  3/9/87 to   -------------------------  2/24/94 to
                           1989         1988       10/31/87       1996         1995       10/31/94
                           ----         ----       --------       ----         ----       --------
Net asset value,
  beginning of period      $9.25        $9.14       $10.00        $9.58        $8.86        $9.61
Income from
  investment
  operations
 Net investment
  income                    0.72         0.73(1)      0.40(1)      0.44         0.48         0.39
 Net realized and
  unrealized  gain
  (loss)                    0.03         0.22        (0.97)       (0.14)        0.72        (0.75)
                           -----        -----       ------        -----        -----        -----
  Total from
  investment
  operations                0.75         0.95        (0.57)        0.30         1.20        (0.36)
                           -----        -----       ------        -----        -----        -----
Less distributions
 Dividends from net
  investment  income       (0.72)       (0.84)       (0.29)       (0.43)       (0.48)       (0.30)
 Dividends from net
  realized gains              --           --           --           --           --           --
 Tax return of
  capital                     --           --           --           --           --        (0.09)
                           -----        -----       ------        -----        -----        -----
  Total distributions      (0.72)       (0.84)       (0.29)       (0.43)       (0.48)       (0.39)
                           -----        -----       ------        -----        -----        -----
Change in net asset
  value                     0.03         0.11        (0.86)       (0.13)        0.72        (0.75)
                           -----        -----       ------        -----        -----        -----
Net asset value, end
  of period                $9.28        $9.25       $ 9.14        $9.45        $9.58        $8.86
                           =====        =====       ======        =====        =====        =====
Total return(2)             8.56%       10.92%       -5.34%(4)     3.39%       13.82%       -3.83%(4)
Ratios/supplemental
  data:
Net assets, end of
  period (thousands)     $10,747       $8,980       $5,215       $4,875       $3,655       $1,238
Ratio to average net
  assets of:
 Operating expenses         1.00%        1.00%        1.00%        1.78%        1.73%        2.00%(3)
 Net investment
  income                    7.93%        7.93%        4.51%        4.79%        5.23%        4.49%(3)
Portfolio turnover           297%         160%          26%         379%         178%         101%

(1) Includes reimbursement of operating expenses by Adviser of $0.03, $0.04, $0.01, $0.01, $0.08 and $0.07, respectively.

(2) Maximum sales load is not reflected in the total return calculation.

(3) Annualized.

(4) Not annualized.

                           PERFORMANCE INFORMATION


  The Trust may, from time to time, include the yield and total return history of any or all of the Series in advertisements, sales literature or reports to current or prospective shareholders. Both yield and total return figures are computed separately for Class A and Class B shares in accordance with formulas specified by the Securities and Exchange Commission. Yield and total return are based on historical earnings of each Series and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Money Market Series, as yield of any other Series or Class thereof, and as total return of any Series or Class thereof. Current yield for the Money Market Series will be based on the income earned by the Series over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends.


  The yield of each Series will be computed by dividing the Series' net investment income over a 30-day period by an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a twelve-month period to derive the Series' yield for each class.


  Standardized quotations of average annual total return for Class A and Class B Shares of each Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either Class A or Class B Shares of each Series over a period of 1, 5, and 10 years (or up to the life of the class of shares). Standardized total return quotations reflect the deduction of a proportional share of each Class's expenses of each Series (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B Shares, and assume that all dividends and distributions on Class A and Class B Shares are reinvested when paid. It is expected that the performance of Class A Shares will be better than that of Class B Shares as a result of lower distribution fees and certain incrementally lower expenses paid by Class A Shares. The Trust may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures. In addition, the Trust may from time to time, publish material citing historical volatility for Shares of the Trust.

  The Trust may from time to time include in advertisements containing total return and the ranking of these performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., and Morningstar, Inc. Additionally, the Trust may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poors The Outlook and Personal Investor. The Trust may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of a Series with certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Stock Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer's Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index. The S&P
500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange and traded over the NASDAQ National Market System.

  Advertisements, sales literature and other communications may contain information about the Trust or Adviser's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Trust may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Trust may separate its cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-know indices of market performance including but not limited to: the S&P 500 Index, Dow Jones Industrial Average, CS First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.


  Performance information for a Series reflects only the performance of a hypothetical investment in Class A or Class B Shares of that Series during the particular time period on which the calculations are based. Performance information should be considered in light of a particular Series' investment objectives and policies, characteristics and qualities of the Series, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return for each Series, see the Statement of Additional Information.

  The Trust's Annual Report, available upon request and without charge, contains a discussion of the performance of each Series and a comparison of that performance to a securities market index.

                      INVESTMENT OBJECTIVES AND POLICIES

  Each Series has a different investment objective and is designed to meet different investment needs. The differences in objectives and policies among the seven Series can be expected to affect the investment return of each Series and the degree of market and financial risk to which each Series is subject. The investment objective of each Series is a fundamental policy which may not be changed without the approval of a vote of a majority of the outstanding shares of that Series. Since certain risks are inherent in the ownership of any security, there can be no assurance that any Series will achieve its investment objective. The investment policies of each Series will also affect the rate of portfolio turnover. A high rate of portfolio turnover generally involves correspondingly greater brokerage commissions, which are paid directly by the Series. The rate for each Series, except the Money Market Series (which does not normally pay brokerage commissions), is included under "Financial Highlights."


Phoenix Balanced Fund Series
  The Balanced Series seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital. The Balanced Series intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.

  The Balanced Series may invest in any type or class of security. The Balanced Series will invest at least 65% of the value of its total assets in common stocks and fixed income senior securities; however, it may also invest in securities convertible into common stocks. At least 25% of the value of its assets will be invested in fixed income senior securities which are rated within the four highest rating categories by recognized rating agencies (i.e., AAA to BBB by Standard & Poor's Corporation, Aaa to Baa by Moody's Investors Services, Inc. (Moody's)). Fixed-income securities which are rated in these categories are sometimes referred to as "investment grade" securities. See "Appendix" for a discussion of ratings.


  The Series may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes and may invest in deferred or zero coupon debt obligations. See "Investment Techniques and Related Risks."

  In implementing the investment objectives of this Series, management will select securities believed to have potential for the production of current income, with emphasis on securities that also have potential for capital enhancement. For temporary defensive purposes when the Adviser believes that adverse market conditions warrant, the Balanced Series may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as government securities and high grade commercial paper.

  Risk Factors. The Series may invest up to 35% of its net assets, determined at the time of investment, in high yield, high risk, non-investment grade fixed income securities (commonly referred to as "junk bonds"). Securities rated Baa by Moody's or BBB by S&P may have some speculative characteristics and changes in economic conditions or other circumstances may affect the ability to make principal and interest payments on these types of bonds. A fixed income securities issue may have its ratings reduced below the minimum permitted for purchase by the Series. In that event, the Adviser will determine whether the Series should continue to hold such issue in its portfolio. If, in the Adviser's opinion, market conditions warrant, the Series may increase its position in lower or non-rated securities from time to time. The lower rated and non-rated convertible securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in lower rated and non-rated convertible fixed-income securities normally involves a greater degree of market and credit risk than does investment in securities having higher ratings. The price of these fixed income securities will generally move in inverse proportion to interest rates. In addition, non-rated securities are often less marketable than rated securities. To the extent that the Series holds any lower rated or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility and lack of liquidity.


Phoenix Convertible Fund Series
  The Convertible Series seeks as its investment objectives income and the potential for capital appreciation, which objectives are to be considered as relatively equal.

  Under normal circumstances, this Series intends to invest at least 65% of the value of its total assets in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities ("Convertible Securities"). Convertible securities have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible fixed income securities, (2) a lesser degree of fluctuation in value than the underlying stocks since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Trust is called for redemption, the Trust might be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.


  If at any time the market value of the Convertible Series' investments in common stocks, warrants and non-convertible securities exceeds 35% of the market value of its total assets (exclusive of cash and government securities), it will (except when a temporary defensive position is deemed advisable) thereafter invest only in Convertible Securities until the 65% standard is equaled or exceeded. The 65% standard may not be maintained at all times because securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition or to establish long-term holding periods for tax purposes. The Convertible Series may also invest up to 100% of the Series' total net assets in non-rated and non-investment grade convertible securities.


  The Convertible Series will invest its assets, without limit, in high-grade senior securities or government securities or retain cash or cash equivalents when a temporary defensive position is deemed advisable by the Adviser. In seeking to achieve its objectives, the Adviser may utilize the Convertible Series' ability to expand its investments through the permitted use of bank borrowings (see "Leverage"). The Convertible Series may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes and may invest in deferred or zero coupon debt obligations. See "Investment Techniques and Related Risks."

  Diversification is an important consideration in selecting the Convertible Series' portfolio. However, more emphasis will be placed upon careful selection of securities believed to have good potential for income and appreciation than upon wide diversification.

  Risk Factors. The convertible securities acquired by this Series are not subject to any limitations as to ratings and may include high, medium, lower and non-rated securities. Historically, the Convertible Series has emphasized investments in investment grade convertible securities which are rated within the four highest categories by recognized rating agencies, i.e., S&P and Moody's. (See the Appendix for a discussion of the S&P and Moody's ratings.) The Convertible Series may invest up to 100% of the Series' total net assets in non-rated and non-investment grade convertible securities. Lower rated and some non-rated convertible securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in lower rated and non-rated convertible fixed-income securities normally involves a greater degree of investment and credit risk than does investment in convertible securities having higher ratings. In addition, the market for non-rated convertible securities is usually less broad than the market for rated securities, which could affect their marketability. To the extent that the Convertible Series holds any lower rated or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility or lack of liquidity.

Phoenix Growth Fund Series
  The Growth Series' investment objective is to seek long-term appreciation of capital. Since income is not an objective, any income generated by the investment of the Growth Series' assets will be incidental to its objective.

  Under normal circumstances, the Growth Series will invest at least 65% of the value of its total assets in the common stock of companies believed by the Adviser to have appreciation potential. However, since no one class or type of security at all times necessarily affords the greatest promise for capital appreciation, the Growth Series may invest any amount or proportion of its assets in any class or type of security believed by the Adviser to offer potential for capital appreciation over both the intermediate and long term. Normally, of course, its investment will consist largely of common stocks selected for the promise they offer of appreciation of capital. However, the Growth Series may also invest in preferred stocks, investment grade bonds (Moody's rating Baa or higher), convertible preferred stocks and convertible debentures if, in the judgment of the Adviser, the investment would further its investment objective. The Growth Series may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes. See "Investment Techniques and Related Risks." Each security held will be monitored to determine whether it is contributing to the basic objective of long-term appreciation of capital.


  The Adviser believes that a portfolio of such securities provides the most effective way to obtain capital appreciation, but when, for temporary defensive purposes (as when market conditions for growth stocks are adverse), other types of investments appear advantageous on the basis of combined considerations of risk and the protection of capital values, investments may be made in fixed income securities with or without warrants or conversion features. In addition, for such temporary defensive purposes, the Growth Series may pursue a policy of retaining cash or investing part or all of its assets in cash equivalents.

  Diversification is an important consideration in selecting the Growth Series' portfolio. However, greater emphasis will be placed upon careful selection of securities believed to have good potential for appreciation than upon wide diversification.

  To the extent that the Series holds bonds, it may be negatively affected by adverse interest rate movements and credit quality. Generally, when interest rates rise it may be expected that the value of bonds may decrease.


Phoenix Aggressive Growth Fund Series
  Appreciation of capital through the use of aggressive investment techniques is this Series' investment objective, and income will not generally be considered in the selection of investments. In seeking to achieve this objective, management may utilize the Series' ability to expand its investments through the permitted use of bank borrowings (see "Leverage").

  Under normal circumstances, the Aggressive Growth Series will invest at least 65% of the value of its total assets in common and preferred stocks and securities convertible into common stocks or other equity securities. Up to 10% of the Series' total net assets may be invested in foreign securities.

  The Aggressive Growth Series may also invest in debt securities which, in the judgment of the Adviser, offer opportunities for capital growth. However, when a temporary defensive position is deemed advisable, the Series may, without limit, invest in high-grade senior securities or U.S. Government securities or retain cash or cash equivalents. The Series may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes. See "Investment Techniques and Related Risks."

  Since investments normally will consist primarily of securities believed by the Adviser to have a substantial potential for capital growth, the assets of the Aggressive Growth Series may be considered to be subject to greater risks than those involved if the Series invested in securities that did not have these growth characteristics. The Series is intended for investors who have the financial ability and the investment experience to regard their shares as a long-term investment involving risks commensurate with the possibility of achieving substantial capital gains.

Phoenix High Yield Fund Series
  The High Yield Series' primary objective is to seek high current income. Under normal conditions, at least 80% of the value of the total assets of the High Yield Series will be invested, consistent with its primary investment objective, in fixed income securities including preferred stocks, convertible securities, debt obligations, certificates of deposit, commercial paper, bankers' acceptances, government obligations issued or guaranteed by federal, state or municipal governments or their agencies or instrumentalities and loan participations in secured and unsecured corporate loans. Capital growth is a secondary objective which will also be considered when consistent with the objective of high current income. The risks of investing in high yield (high risk) fixed income securities are outlined below.


  Higher yields are available ordinarily from securities in the lower rating categories of recognized rating agencies (Baa or lower by Moody's or BBB or lower by S&P, D&P, or Fitch) and from unrated securities of comparable quality. The High Yield Series will not invest in securities in the lowest rating categories (C for Moody's and D for S&P, D&P, or Fitch) unless management believes that the financial condition of the issuer, or the protections afforded to the particular securities, is stronger than would otherwise be indicated by such low ratings. However, when the investment objective of this Series can be met by investing in securities in higher rating categories, such investments may be made. This Series may retain securities when their ratings have changed.


  The High Yield Series may also invest in non-publicly offered or "restricted" debt securities, which the Adviser deems to be "liquid" pursuant to standards approved by the Trust's Board of Trustees. The High Yield Series' remaining assets may be invested in equity securities when such investments are consistent with its primary investment objective or are acquired as part of a unit consisting of a combination of fixed income securities and equity securities. The High Yield Series may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes and may invest in deferred or zero coupon debt obligations. See "Investment Techniques and Related Risks."


  When a more conservative investment strategy is necessary for temporary defensive purposes, the High Yield Series may retain cash or invest part or all of its assets in cash equivalents or in other fixed income securities deemed by management to be consistent with a temporary defensive posture.


  Risk Factors. While the High Yield Series' management will seek to minimize risk through diversification and continual evaluation of current developments in interest rates and economic conditions, the market prices of lower rated securities generally fluctuate in response to changes in interest rates and economic conditions more than those of higher rated securities. Using credit ratings helps to evaluate the safety of principal and interest payments but does not assess market risk. Fluctuations in the market value of portfolio securities subsequent to acquisition by the High Yield Series will not normally affect cash income from such securities but will be reflected in the Series' net asset value. Additionally, with lower rated securities, there is a greater possibility that an adverse change in the financial condition of the issuer, particularly a highly leveraged issuer, may affect its ability to make payments of income and principal and increase the expenses of the Series seeking recovery from the issuer. Also, because the High Yield Series intends to invest primarily in securities in the lower rating categories, the achievement of its goals will be more dependent on the Adviser's ability than would be the case if the High Yield Series were investing in securities in the higher rating categories. Lower-rated securities may be thinly traded and less liquid than higher rated securities and therefore harder to value and more susceptible to adverse publicity concerning the issuer. Liquid restricted securities are typically less marketable than publicly offered debt securities.

Phoenix Money Market Fund Series
  The investment objective of the Money Market Series is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in a diversified portfolio of high quality money market instruments maturing in 397 days or less.


  The Money Market Series seeks to achieve this objective by investing exclusively in the following instruments:

  (a) obligations issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities;

  (b) obligations issued by banks and savings and loan associations (such as bankers' acceptances, certificates of deposit and time deposits, including dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks) and dollar-denominated obligations unconditionally guaranteed as to payment by banks or savings and loan associations, which at the date of investment have capital surplus, and undivided profits in excess of $100,000,000 as of the date of their most recently published financial statements which obligations have been determined by the Board, or the Adviser acting at its direction, to present minimal credit risk; and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation;

  (c) commercial paper which at the date of investment is rated A-1 by S&P and/or P-1 by Moody's Investors Service, Inc., or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's;

  (d) other corporate obligations maturing in one year or less which at the date of investment are rated AA or higher by S&P or Aa or higher by Moody's; and

  (e) repurchase agreements with recognized securities dealers and banks with respect to any of the foregoing obligations.


  Generally, investments will be limited to securities rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organizations, or by one such organization if only one has rated the security, and comparable unrated securities. In addition, no more than 5% of the Money Market Series' total assets will be invested in securities of any one issuer or in securities not rated in the highest short-term rating category. Moreover, no more than the greater of 1% of the Money Market Series' total assets or $1 million will be invested in the securities of any one issuer that are not in the highest short-term rating category. Finally, in no event will investments in illiquid securities, time deposits and/ or repurchase agreements maturing in more than seven days exceed 10% of the Money Market Series' net assets taken at market value.


  Obligations of foreign branches of U.S. banks are subject to somewhat different risks than those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of U.S. banks and U.S. branches of foreign banks are not necessarily subject to the regulatory requirements that apply to domestic banks. Obligations of such branches will be purchased only when the Adviser believes the risks are minimal.

  The Money Market Series may not necessarily invest in money market instruments paying the highest available yield at a particular time as a result of considerations of liquidity and preservation of capital. Rather, consistent with its investment objective, it will attempt to maximize yields by engaging in portfolio trading and buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. These policies, as well as the relatively short maturities of obligations to be purchased by the Money Market Series, may result in frequent changes in its portfolio.

  The value of the securities in the Money Market Series' portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates increase after a security was purchased, that security, if sold, might be sold at less than cost. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of Money Market Series shares could require the sale of portfolio investments at a time when a sale might not be desirable.

  The average maturity of the Money Market Series' portfolio securities based on their dollar value will not exceed 90 days.


Phoenix U.S. Government Securities Fund Series
  The U.S. Government Securities Series seeks as its investment objective a high level of current income consistent with safety of principal. This Series intends to invest at least 65% of the value of its total assets in securities which are issued or guaranteed by the U.S. Government or its agencies and instrumentalities and backed by the full faith and credit of the United States ("U.S. Government Securities"), those which are supported by the ability to borrow from the U.S. Treasury or by the credit of an agency or instrumentality and those otherwise supported by the U.S. Government. This Series is authorized to invest up to 20% of the value of its net assets in short-term instruments including bank certificates of deposit and time deposits, bankers' acceptances and repurchase agreements. These instruments are used for the investment of the Series' temporary cash balances.

  U.S. Government Securities include (i) U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance as follows: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the United States; such as securities issued by the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Farmers Home Administration and the Small Business Administration.

  Securities issued by the GNMA ("GNMA Certificates") differ in certain respects from other U.S. Government securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by the full faith and credit of the United States. GNMA Certificates also differ from other U.S. Government securities in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

  The U.S. Government Securities Series may invest in debt or mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a federally chartered, privately-owned corporation that issues mortgage pass-through securities which are guaranteed as to payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States and issues participation certificates which represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the collection of principal. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.


  The U.S. Government Securities Series may also invest in collateralized mortgage obligations ("CMOs") issued by U.S. Government agencies. These are debt obligations collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The U.S. Government Securities Series may also invest in ownership interests in pools of mortgage assets such as FNMA Guaranteed REMIC (real estate mortgage investment conduits) Pass-through Certificates and FHLMC Multi-Class Mortgage Participation Certificates. Mortgage pass-through and other mortgage-related securities are subject to prepayment risk which may adversely affect yields. Generally, prepayments will increase during a period of falling interest rates.


  Although the payment of interest and principal on a portfolio security may be guaranteed by the U.S. Government or one of its agencies or instrumentalities, the net asset value of shares of the U.S. Government Securities Series will fluctuate in response to interest rate levels. In general, when interest rates rise, prices of fixed income securities decline. When interest rates decline, prices of fixed income securities rise.

  Descriptions of the short-term money market instruments the U.S. Government Securities Series may invest in are contained in the section "Phoenix Money Market Fund Series." The quality ratings and maturity restrictions described in that section also apply to the short-term investments of the U.S. Government Securities Series.


                   INVESTMENT TECHNIQUES AND RELATED RISKS


  In addition to the investment policies described above, the Trust may utilize the following investment practices or techniques.


Repurchase Agreements
  Each Series may invest in repurchase agreements. A repurchase agreement is a transaction where a Series buys a security and the seller simultaneously agrees to buy that same security back at a fixed price and agreed-upon date. The Adviser reviews the creditworthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement.


  Even though repurchase transactions usually do not impose market risks on the purchasing Series, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Series might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value. For more information about repurchase agreements, see the Statement of Additional Information.


Zero Coupon Bonds
  The Balanced, Convertible and High Yield Series may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity or until maturity ("deferred coupon" or "zero coupon" obligations). Even though interest is not actually paid on these instruments, for tax purposes the Series that owns them is imputed with ordinary income. This imputed income is paid out to shareholders as dividends. These distributions must be made from the Series' cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Series will not be able to purchase additional income producing securities with the cash used to make such distributions and its current income ultimately may be reduced as a result. The value of zero coupon obligations fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. See the Statement of Additional Information.



Securities and Index Options
  All Series, except the Money Market Series and the U.S. Government Securities Series, may write covered call options and purchase call and put options. These instruments are referred to as "derivatives" as their value is derived from the value of any underlying security or securities index. Securities and index options and the related risks are summarized below and are described in more detail in the Statement of Additional Information.

  Writing (Selling) Call Options. The Balanced Series, Convertible Series, Growth Series, High Yield Series and the Aggressive Growth Series may write exchange-traded covered call options. A call option on a security gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to buy the underlying security at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a call option has the obligation to sell the underlying security at the exercise price. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written. A call option is "covered" if a Series owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option written by a Series is also covered if the Series holds on a share-for-share basis a covering call on the same security as the call written where (i) the exercise price of the covering call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily in a segregated account with its custodian, and (ii) the covering call expires at the same time or after the call written.

  The Trustees have limited the value of the total assets of a Series which may be subject to call options to 50% of a Series' total assets. Management presently intends to cease writing options if, and as long as, 25% of such total assets are subject to outstanding options contracts, or if required under regulations of state securities administrators. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged.


  A Series will write call options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price.

  During the option period the writer of a call option has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. Writing call options also involves risks relating to the Series' ability to close out options it has written.

  Purchasing Call and Put Options. A call option is described above. A put option on a security gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.


  The Balanced Series, Convertible Series, Growth Series, High Yield Series and the Aggressive Growth Series may invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices for the purpose of hedging against changes in the market value of its portfolio securities. A Series will invest in call and put options whenever, in the opinion of its Adviser, a hedging transaction is consistent with the investment objectives of a Series. A Series may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold.


  Purchasing a call or a put option involves the risk that a Series may lose the premium it paid plus transaction costs.


Warrants and Stock Rights
  Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer. A Series may invest up to 5% of its net assets in warrants or stock rights valued at the lower of cost or market, but no more than 2% of its net assets may be invested in warrants or stock rights not listed on the New York Stock Exchange or American Stock Exchange.

Financial Futures and Related Options
  All Series, except the Money Market Series and the U.S. Government Securities Series, may enter into financial futures contracts and related options. Financial futures contracts and related options and associated risks are summarized below and are described in more detail in the Statement of Additional Information.


  Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.


  A Series may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange or board-traded put and call options on financial futures contracts as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is the initiation of a position in the futures market which is intended as a temporary substitute for the purchase or sale of the underlying securities in the cash market.


  A Series will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, a Series will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills initially committed with respect to a Series' existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of the Series' total assets. At the time of purchase of a futures contract or a call option on a futures contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the market value of the futures contract minus the Series' initial margin deposit with respect thereto will be deposited in a segregated account with the Series' custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which a Series may enter into financial futures contracts and related options may also be limited by requirements of the Internal Revenue Code for qualification as a regulated investment company.


  Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Adviser could be incorrect in its expectations as to the direction or extent of various interest rate movements, in which case the Series' return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist and the loss from investing in futures contracts is potentially unlimited because the Series may be unable to close its position. The risk in purchasing an option on a financial futures contract is that a Series will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to a Series while the purchase or sale of the contract would not have resulted in a loss. Futures and options may fail as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Losses relating to futures and options are potentially unlimited.


Foreign Securities
  Each of the Series, except the Money Market Series and the U.S. Government Securities Series, may purchase foreign securities, including emerging market securities and those issued by foreign branches of U.S. banks. Such investment in foreign securities will be limited to 25% of the total net asset value of the Balanced Series, Convertible Series and Growth Series. The High Yield Series may invest up to 35% of its total net asset value in foreign securities and the Aggressive Growth Series may invest up to 10% of its total net asset value in foreign securities. The Trust may invest in a broad range of foreign securities including equity, debt and convertible securities and foreign government securities. In connection with investments in foreign securities, the Trust may enter into forward foreign currency exchange contracts for the purpose of protecting against losses resulting from fluctuations in exchange rates between the U.S. dollar and a particular foreign currency denominating a security which the Trust holds or intends to acquire. The Trust will not speculate in forward foreign currency exchange contracts.


  Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, difficulty in invoking legal process abroad and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by the Trust will not be registered with the Securities and Exchange Commission and many of the issuers of foreign securities will not be subject to the Commission's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may compare favorably or unfavorably with the United States economy with respect to such factors as rate of growth, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions, and economic trends in foreign countries may be difficult to assess.


  Particular risks are posed by investments in third world countries or so-called "emerging markets." These securities may be especially volatile based on relative economic, political and market conditions present in these countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. Certain emerging market countries are either comparatively undeveloped or are in the process of becoming developed and may consequently be economically based on a relatively few or closely interdependent industries. A high proportion of the shares of many emerging market issuers may also be held by a limited number of large investors trading significant blocks of securities. While the Trust will strive to be sensitive to publicized reversals of economic conditions, political unrest and adverse changes in trading status, unanticipated political and social developments may affect the values of a Series' investments in such countries and the availability of additional investments in such countries.

  The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust's foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriation, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

  The Trust will calculate its net asset value and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange is closed). Foreign securities in which the Trust may invest may be primarily listed on foreign stock exchanges which may trade on other days (such as Saturdays). As a result, the net asset value of the Trust's portfolio may be affected by such trading on days when a shareholder has no access to the Trust.


Leverage
  The Trust may from time to time increase the Convertible Series' or the Aggressive Growth Series' ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interest and investing the borrowed funds. The Trust will borrow only from banks, and only if immediately after such borrowing the value of the assets of a Series (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed for investment purposes. The effect of this provision is to permit the Trust to borrow up to 25% of the total assets of a Series, including the proceeds of any such borrowings. However, the amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of such Series' assets computed as provided above becomes less than three times the amount of the borrowings for investment purposes, the Trust, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.


  Interest on money borrowed will be an expense of the Series with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of such Series is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

  Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Series with respect to which the borrowing has been made.

  Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net asset value of a Series' shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the monies borrowed) to the Series, the net asset value of the Series will decrease faster than would otherwise be the case.


                           INVESTMENT RESTRICTIONS

  The Trust may not invest more than 25% of the assets of any one Series in any one industry, except the Money Market Series may invest more than 25% of its assets in the domestic banking industry and the U.S. Government Securities Series will invest at least 80% of its net assets in securities backed or supported by the U.S. Government. If the Trust loans the portfolio securities of any Series, the market value of the securities loaned may not exceed 25% of the market value of the total assets of such Series. The Trust may borrow money for any Series only for temporary administrative purposes, provided that any such borrowing does not exceed 10% of the market value of the total assets of the Series. The Trust may also borrow for investment purposes as described under "Leverage" above. In order to secure any such borrowing, the Trust may pledge, mortgage or hypothecate up to 10% of the market value of the assets of such Series. With the exception of the Convertible Series and the Aggressive Growth Series, no Series may invest in portfolio securities while the amount of borrowing of the Series exceeds 5% of the total assets of such Series.


  In addition to the investment restrictions described above, each Series' investment program is subject to further restrictions which are described in the Statement of Additional Information. The restrictions for each Series described above are fundamental and may not be changed without shareholder approval.


                            MANAGEMENT OF THE FUND

  The Trust is a mutual fund known as an open-end, diversified investment company. The Trustees of the Trust ("Trustees") are responsible for the overall supervision of the Trust and perform the various duties imposed on Trustees by the 1940 Act and the laws of the Commonwealth of Massachusetts.

The Adviser
  The Trust's investment adviser is Phoenix Investment Counsel, Inc. (the "Adviser"), which is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. All of the outstanding stock of the Adviser is owned by Phoenix Equity Planning Corporation ("Equity Planning"), a subsidiary of Phoenix Duff & Phelps Corporation of Chicago, Illinois. Prior to November 1, 1995, the Adviser and Equity Planning were indirect wholly-owned subsidiaries of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is a majority shareholder of Phoenix Duff & Phelps Corporation. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut 06115. Phoenix Duff and Phelps Corporation is a New York Stock Exchange traded company that provides various financial advisory services to institutional investors, corporations and individuals through operating subsidiaries. The Adviser also acts as the investment adviser to other entities including Phoenix Multi-Portfolio Fund (all portfolios other than the Real Estate Securities Portfolio), Phoenix Strategic Allocation Fund, Inc., Phoenix Strategic Equity Series Fund (Strategic Theme Fund and Small Cap Fund) and The Phoenix Edge Series Fund (all Series other than the Real Estate Securities Series and Aberdeen New Asia Series) and as subadviser to the Chubb America Fund, Inc., SunAmerica Series Trust, and JNL Trust, among other investment advisory clients. As of December 31, 1996, PIC had approximately $18.24 billion in assets under management. The Adviser was originally organized in 1932 as John P. Chase, Inc.


  The shareholders of each Series approved the Investment Advisory Agreement at a shareholder meeting held on November 22, 1993. The Investment Advisory Agreement provides that for its services to all Series of the Trust the Adviser is entitled to a fee, payable monthly, at the following annual rates:

 SERIES                     1st $1 Billion      $1-2 Billion       $2+ Billion
Growth Fund Series               .70%               .65%              .60%
Aggressive Growth Fund
  Series                         .70%               .65%              .60%
Convertible Fund Series          .65%               .60%              .55%
High Yield Fund Series           .65%               .60%              .55%
Balanced Fund Series             .55%               .50%              .45%
U.S. Government
  Securities Fund Series         .45%               .40%              .35%
Money Market Fund Series         .40%               .35%              .30%

  For its services to all Series of the Trust during the fiscal year ended October 31, 1996, the Adviser received a fee of $35,372,083. The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Series to the extent that operating expenses of that Series exceed 0.85% for Class A Shares and 1.60% for Class B Shares of the average daily net asset value of the Series.

The Portfolio Managers
  Balanced Series

  Mr. C. Edwin Riley, Jr. serves as Portfolio Manager of the Balanced Series and as such is primarily responsible for the day-to-day management of the Series' portfolio. Mr. Riley is also Portfolio Manager of the Balanced Series of The Phoenix Edge Series Fund and Vice President. Mr. Riley is a Managing Director, Equities, of Phoenix Investment Counsel, Inc. and National Securities & Research Corporation. From 1988 to 1995, Mr. Riley also served as Senior Vice President and Director of Equity Management for Nationsbank Investment Management.


  Convertible Series


  Mr. John H. Hamlin has served as Portfolio Manager of the Convertible Series since 1992 and as such, Mr. Hamlin is primarily responsible for the day-to-day management of the Series' portfolio. Mr. Hamlin is also Portfolio Manager of Phoenix Income and Growth Fund and Vice President. Mr. Hamlin is a Portfolio Manager, Equities, of Phoenix Investment Counsel, Inc. and National Securities & Research Corporation.


  Growth Series


  Mr. Van Harissis has served as Portfolio Manager of the Growth Series since March 1996, and as such is primarily responsible for the day-to-day management of the Series. Mr. Harissis is a Managing Director, Equities, of Phoenix Investment Counsel, Inc. and National Securities & Research Corporation. He was a Senior Portfolio Manager from June 1990, to August 1995, at Howe & Rusling, Inc.

  Aggressive Growth Series

  Mr. Michael K. Arends serves as Portfolio Manager of the Aggressive Growth Series and as such is primarily responsible for the day to day management of the Fund's investments. Mr. Arends has served in this capacity since January 1, 1995. Mr. Arends is also a Portfolio Manager of the Equity Opportunities Fund and a Vice President of Phoenix Strategic Equity Series Fund. Mr. Arends is a Managing Director, Equities, of Phoenix Investment Counsel, Inc. and National Securities & Research Corporation. From 1989 to 1994, Mr. Arends served as Co-Portfolio Manager for various Kemper Funds, the Kemper Investment Portfolio-Growth Fund, Kemper Growth Fund and Kemper Retirement Fund Series.


  High Yield Series


  Mr. Curtiss O. Barrows has served as Portfolio Manager of the High Yield Series since 1985 and, as such, is primarily responsible for the day-to-day management of the Series' portfolio. Mr. Barrows is Portfolio Manager of the Multi-Sector Fixed Income Series of The Phoenix Edge Series Fund and Vice President of Phoenix Multi-Portfolio Fund. Mr. Barrows is a Managing Director, Fixed Income, of Phoenix Investment Counsel, Inc. and National Securities & Research Corporation.


  Money Market Series

  Ms. Dorothy J. Skaret has served as the Portfolio Manager of the Money Market Series since 1990 and as such, Ms. Skaret is primarily responsible for the day-to-day management of the Series' portfolio. Ms. Skaret is also the Portfolio Manager of the Money Market Series of The Phoenix Edge Series Fund, and

Vice President. She is also Vice President of Phoenix-Aberdeen Series Fund, Phoenix Realty Securities, Inc. and Phoenix Duff & Phelps Institutional Mutual Funds. Ms. Skaret is a Director, Money Market Trading, of Phoenix Investment Counsel, Inc. and National Securities & Research Corporation.


  U.S. Government Securities Series


  Mr. Christopher J. Kelleher has served as the Portfolio Manager of the Phoenix U.S. Government Securities Series since 1989 and as such, is primarily responsible for the day-to-day management of the Series' portfolio. He is also a Vice President of The Phoenix Edge Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds. Mr. Kelleher is a Managing Director, Fixed Income, of Phoenix Investment Counsel, Inc. and National Securities & Research Corporation.

The Financial Agent
  Equity Planning also acts as financial agent of the Trust and, as such, performs administrative, bookkeeping and pricing services and certain other administrative functions for the Trust. As compensation, Equity Planning is entitled to a fee, payable monthly and based upon (a) the average of the aggregate daily net asset values of each Series of the Fund, at the following incremental annual rates:

First $100 million                       .05%
$100 million to $300 million             .04%
$300 million to $500 million             .03%
Greater than $500 million               .015%

(b) a minimum fee based on the predominant type of assets of the Series; and
(c) an annual fee of $12,000 together with an additional $12,000 for any additional class of shares created in the future. For its services during the Trust's fiscal year ended October 31, 1996, Equity Planning received $1,789,755 or 0.03% of average net assets.

The Custodian and Transfer Agent
  The custodian of the assets of the Trust is State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, 02101. The Trust has authorized the custodian to appoint one or more subcustodians for the assets of the Trust held outside the United States. The securities and other assets of each Series of the Trust are held by the custodian or any subcustodian separate from the securities and assets of each other Series.


  Pursuant to a Transfer Agent and Service Agreement with the Phoenix Funds, Equity Planning acts as transfer agent for the Trust (the "Transfer Agent") for which it is paid $19.25 for daily dividend accounts and $14.95 for non-daily dividend shareholder accounts plus out-of-pocket expenses. The Transfer Agent is authorized to engage sub-agents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by Equity Planning.


Brokerage Commissions
  Although the Conduct Rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such Rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Trust. The Adviser may also select an affiliated broker-dealer to execute transactions for the Trust, provided that the commissions, fees or other remuneration paid to such affiliated broker is reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

                              DISTRIBUTION PLANS

  The offices of Equity Planning, the National Distributor of the Trust's shares, are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. Philip R. McLoughlin is a Trustee and President of the Trust and a director and officer of Equity Planning. David R. Pepin, a director and officer of Equity Planning, is an officer of the Trust. Michael
E. Haylon, a director of Equity Planning, is an officer of the Trust. G. Jeffrey Bohne, Nancy G. Curtiss, William E. Keen III, William R. Moyer, Leonard J. Saltiel, and Thomas N. Steenburg are officers of the Trust and officers of Equity Planning.


  Equity Planning and the Trust have entered into distribution agreements under which Equity Planning has agreed to use its best efforts to find purchasers for Trust shares sold subject to an initial sales charge and those sold subject to a contingent deferred sales charge. The Trust has granted Equity Planning the exclusive right to purchase from the Trust and resell, as principal, shares needed to fill unconditional orders for Trust shares. Equity Planning may sell Trust shares through its registered representatives or through securities dealers with whom it has sales agreements. Equity Planning may also sell Trust shares pursuant to sales agreements entered into with banks or bank affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of banks or bank affiliated securities brokers are not permitted under the Glass-Steagall Act, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with banks or bank affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Series of the Trust.

  The sale of Trust shares through a bank or a securities broker affiliated with a bank is not expected to preclude the Trust from borrowing from such bank or from availing itself of custodial or transfer agency services offered by such bank.


  The Trustees adopted a distribution plan on behalf of all Series of the Trust, except the Money Market Series, on August 22, 1990, pursuant to Rule 12b-1 under the Investment Company Act of 1940. That distribution plan (the "Plan") was approved by the shareholders of those Series on December 13, 1990. The Plan authorizes the payment by the Trust to Equity Planning of the Trust's shares of an amount not exceeding 0.25% annually of the average daily net assets of each Series for each year elapsed after the inception of the Plan. Under a separate Class B plan adopted by the Trustees (including a majority of the non-interested or independent trustees) on November 17, 1993, and ratified by the initial sole shareholder of Class B shares, the Trust is authorized to pay up to 1.00% annually of the average daily net assets of the Series representing Class B Shares.

  Although under no contractual obligation to do so, the Trust intends to make such payments to Equity Planning (i) as commissions for shares of the Series sold, all or any part of which commissions will be paid by Equity Planning upon receipt from the Trust to others (who may be other dealers or registered representatives of Equity Planning), (ii) to enable Equity Planning to pay to such others maintenance or other fees in respect of the Series' shares sold by them and remaining outstanding on the Trust's books during the period in respect of which the fee is paid (the "Service Fee"); and (iii) to enable Equity Planning to pay to bank affiliated securities brokers maintenance or other fees in respect of shares of the Series purchased by their customers and remaining outstanding on the Trust's books during the period in respect of which the fee is paid. The portion of the above fees paid by the Trust to Equity Planning as "Service Fees" shall not exceed 0.25% annually of the average daily net assets of the class to which such fee relates. Payments less the portion thereof paid by Equity Planning to others, will be used by Equity Planning for its expenses of distribution of shares of the Series. If expenses of distribution of shares of a Series or a Class of a Series exceed payments and any sales charges retained by Equity Planning, the Trust is not required to reimburse Equity Planning for excess expenses.


  In order to receive payments under the Plan, participants must meet such qualifications as are to be established in the sole discretion of the Distributor, such as services to the Trust's shareholders; or services providing the Trust with more efficient methods of offering shares to groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmissions of such purchases or sales by computerized tape or other electronic equipment; or other batch processing.


  For the fiscal year ended October 31, 1996, the Trust paid $14,191,236 under the Class A Plan and $952,787 under the Class B Plan. The fees were used to compensate unaffiliated broker-dealers for servicing shareholder's accounts, compensating sales personnel and reimbursing the Distributor for commission expenses and expenses related to preparation of the marketing material. On a quarterly basis, the Trust's Trustees review a report on expenditures under each Plan and the purposes for which expenditures were made. The Trustees conduct an additional more extensive review annually in determining whether each Plan will be continued. By its terms, continuation of each Plan from year to year is contingent on annual approval by a majority of the Trust's Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of either Plan or any related agreements (the "Plan Trustees"). Each Plan provides that it may not be amended to increase materially the costs which the Trust may bear without approval of the applicable class of shareholders of the Trust and that other material amendments must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the applicable class of outstanding shares of the Trust.


  The National Association of Securities Dealers ("NASD") regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend either or both Plans.

                              HOW TO BUY SHARES

  The minimum initial purchase is $500, and the minimum subsequent investment is $25. Both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by Equity Planning, or pursuant to the Systematic Exchange Privilege. (See Statement of Additional Information.) Completed applications for the purchase of shares should be mailed to Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

  Each class of shares represents an interest in the same portfolio of investments of the Series, has the same rights, and is identical to the other in all respects, except that Class B Shares bear the expenses of the deferred sales arrangement and any expenses (including the higher distribution services fee and any incremental transfer agency costs) resulting from such sales arrangement. Each class has exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pursuant to which its distribution services fee is paid and each class has different exchange privileges. Only the Class B Shares are subject to a conversion feature. The net income attributable to Class B Shares and the dividends paid on Class B Shares will be reduced by the amount of the higher distribution services fee and incremental expenses associated with such distribution services fee; likewise, the net asset value of the Class B Shares will be reduced by such amount to the extent the Trust has undistributed net income.


  Subsequent investments for the purchase of full and fractional shares in amounts of $25 or more may be made through an investment dealer or by sending a check to the Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. Share certificates representing any number of full shares will be issued only on request, and subject to certain conditions. A fee may be incurred by the shareholder for a lost or stolen share certificate. Sales personnel of broker-dealers distributing the Series' shares may receive differing compensation for selling Class A or Class B Shares.

  The Trust offers combination purchase privileges, letters of intent, accumulation plans, withdrawal plans and reinvestment and exchange privileges. (See the Statement of Additional Information.) Certain privileges may not be available in connection with Class B Shares. Under certain circumstances, shares of any Series (except shares of the Money Market Series Class A Shares), or shares of any other Phoenix Fund, may be exchanged for shares of the same class on the basis of the relative net asset values per share at the time of the exchange. Exchanges from the Money Market Series Class A will be exchanged for Class A Shares of any other Phoenix Fund on the basis of the relative net asset values provided the shareholders' investment was previously subject to a sales charge in another Phoenix Fund. Exchanges are subject to the minimum initial investment requirement of the designated Phoenix Fund except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Phoenix Fund. On Class B share exchanges, the contingent deferred sales charge schedule of the original shares purchased is not taken and continues to apply.

Alternative Sales Arrangements
  The alternative purchase arrangement permits an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Trust, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Trust, the accumulated continuing distribution service fee and contingent deferred sales charges on Class B Shares prior to conversion would be less than the initial sales charge and accumulated distribution fee on Class A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Class A Shares. In this regard, Class A Shares will normally be more beneficial to the investor who qualifies for certain reduced initial sales charges. For this reason, the Distributor intends to limit sales of Class B Shares sold to any shareholder to a maximum total value of $250,000. Class B Shares sold to unallocated qualified employer sponsored plans will be limited to a total value of $1,000,000.


  Class B Shares sold to allocated qualified employer sponsored plans, including 401(k) plans, will be limited to a maximum total value of $250,000 for each participant. The Distributor reserves the right to decline the sale of Class B Shares to allocated qualified employer sponsored plans not utilizing an approved participant tracking system. In addition, Class B Shares will not be sold to any qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees. Class B Shares will also not be sold to investors who have reached the age of 85 because of such persons' expected distribution requirements.

  Class A Shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, such investors would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A Shares because the accumulated continuing distribution charges on Class B Shares may exceed the initial sales charge on Class A Shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charge, not all their funds will be invested initially. However, other investors might determine that it would be more advantageous to purchase Class B Shares to have all their funds invested initially, although remaining subject to higher continuing distribution charges and, for a five-year period, being subject to a contingent deferred sales charge.


Initial Sales Charge Alternative--Class A Shares
  The public offering price of Class A Shares (other than the Money Market Series) is the net asset value plus a sales charge, as set forth below. Offering prices become effective at the close of the general trading session of the New York Stock Exchange. Orders received by dealers prior to such time are confirmed at the offering price effective at that time, provided the order is received by State Street Bank and Trust Company prior to its close of business.


  The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of the Trust made at one time by "any person," which term includes an individual, an individual and his/her spouse and their children under the age of 21, or a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved.

  Class A Shares of the Trust (other than the Money Market Series) are offered to the public at the net asset value next computed after the purchase order is received by State Street Bank and Trust Company plus a maximum sales charge of 4.75% of the offering price (4.99% of the amount invested) on single purchases of less than $50,000. The sales charge is reduced on a graduated scale on single purchases of $50,000 or more as shown below.

                      Sales Charge     Sales Charge   Dealer Discount
      Amount of       as Percentage   as Percentage    or Agency Fee
     Transaction       of Offering      of Amount    as Percentage of
  at Offering Price       Price          Invested     Offering Price*
-------------------- --------------- ---------------  ----------------
Less than $50,000         4.75%           4.99%            4.25%
$50,000 but
  under $100,000          4.50            4.71             4.00
$100,000 but
  under $250,000          3.50            3.63             3.00
$250,000 but
  under $500,000          3.00            3.09             2.75
$500,000 but
  under $1,000,000        2.00            2.04             1.75
$1,000,000 or more        None            None            None**

*Equity Planning shall sponsor sales contests, training and educational meetings and provide to all qualifying dealers, from its own profits and resources, additional compensation in the form of trips, merchandise or expense reimbursement. Brokers or dealers other than Equity Planning may also make customary additional charges for their services in effecting purchases, if they notify the Trust of their intention to do so. Equity Planning shall also pay service and retention fees, from its own profits and resources, to qualified wholesalers in connection with the sale of shares of Phoenix Funds (exclusive of Class A Shares of Phoenix Money Market Series) by registered financial institutions and related third party marketers.

**In connection with Class A Share purchases (or subsequent purchases in any amount) by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, and new Class A Share purchases of $10 million or more by existing accounts held in the name of such plans, Equity Planning may pay broker/dealers, from its own resources, an amount equal to 1% on the first $3 million of purchases, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million.

  In connection with Class A Share purchases of $1,000,000 or more (or subsequent purchases in any amount), including purchases of shares of the Money Market Series, and excluding purchases by qualified employee benefit plans as described above Equity Planning may pay broker-dealers, from its own profits and resources, a percentage of the net asset value of any shares sold (excluding Money Market Series shares) as set forth below:


      Purchase Amount           Payment to Broker/Dealer
 --------------------------- ------------------------------
$1,000,000--$3,000,000                                   1%
$3,000,001--$6,000,000                            .50 of 1%
$6,000,001 or more                                .25 of 1%


  If part or all of such an investment, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker/dealer will refund to Equity Planning any such amounts paid with respect to the investment.

  Shares of the Money Market Series are offered to the public at their constant net asset value of $1.00 per share with no sales charge on the Class A Shares. See the Statement of Additional Information.

How To Obtain Reduced Sales Charges--Class A Shares
  Investors choosing the initial sales charge alternative under certain circumstances may be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

  Qualified Purchasers. No sales charge will be imposed on sales of shares to
(1) any Phoenix Fund trustee, director or officer; (2) any director or officer, or any full-time employee or sales representative (who has acted as such for at least 90 days), of the Adviser, or of Equity Planning; (3) registered representatives and employees of securities dealers with whom Equity Planning has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Equity Planning; (6) any spouse, child, parent, grandparent, brother or sister of any person named in
(1), (2), (3) or (5) above; (7) employee benefit plans for employees of the Adviser, Equity Planning and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life or Equity Planning; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees; (10) any person with a direct rollover transfer of shares from an established Phoenix Fund qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; or (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid; provided that sales to persons listed in (1) through (15) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund.

  In addition, Class A shares purchased by the following investors are not subject to any Class A sales charge: (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, and
(2) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares).


  Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The Trust receives the entire net asset value of its Class A Shares sold to investors. The Distributor's commission is the sales charge shown above less any applicable discount or commission "re-allowed" to selected dealers and agents. The Distributor will re-allow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Distributor may elect to re-allow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Distributor. A selected dealer who receives re-allowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933.


  Combination Purchase Privilege. Purchases, either singly or in any combination, of shares of the Trust or shares of any other Phoenix Fund (including Class B Shares but excluding Class A shares of the Money Market Fund Series), if made at a single time by a single purchaser, will be combined for the purpose of determining whether the total dollar amount of such purchases entitles the purchaser to a reduced sales charge on any purchases of Class A Shares. Each purchase of Class A Shares will then be made at the public offering price, as described in the then current Prospectus relating to such shares, which at the time of such purchase is applicable to a single transaction of the total dollar amount of all such purchases. The term "single purchaser" includes an individual, or an individual, his spouse and their children under the age of majority purchasing for his or their own account (including an IRA account) including his or their own trust, commonly known as a living trust; a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account, although more than one beneficiary is involved; multiple trusts or 403(b) plans for the same employer; multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held in record in the name, or nominee name, of the entity placing the order.


  Letter of Intent. Class A Shares or shares of any other Phoenix Fund (including Class B Shares but excluding Class A Shares of the Money Market Fund Series) may be purchased by a "single purchaser" (as defined above) within a period of thirteen months pursuant to a Letter of Intent, in the form provided by Equity Planning, stating the investor's intention to invest in such shares during such period an amount which, together with the value (at their maximum offering prices on the date of the Letter) of the shares of the Class A Shares of the Trust or the Class A or Class B Shares of any other Phoenix Fund then owned by such investor, equals a specified dollar amount. Each purchase of shares made pursuant to a Letter of Intent will be made at the public offering price, as described in the then current Prospectus relating to such shares, which at the time of purchase is applicable to a single transaction of the total dollar amount specified in the Letter of Intent.

  An investor's Letter of Intent is not a binding commitment of the investor to purchase or a binding obligation of the Trust or Equity Planning to sell a specified dollar amount of shares qualifying for a reduced sales charge. Accordingly, out of his initial purchase (and subsequent purchases if necessary), 5% of the dollar amount of purchases required to complete his investment is held in escrow in the form of shares (valued at the purchase price thereof) registered in the investor's name until he completes his investment, at which time escrowed shares are deposited to his account. If the investor does not complete his investment and does not within 20 days after written request by Equity Planning or his dealer pay the difference between the sales charge on the dollar amount specified in his Letter of Intent and the sales charge on the dollar amount of actual purchases, the difference will be realized through the redemption of an appropriate number of the escrowed shares and any remaining escrowed shares will be deposited to his account.

  Right of Accumulation. "Single purchasers" (as defined above) may also qualify for reduced sales charges based on the combined value of purchases of either class of shares of the Trust, or any other Phoenix Fund, made over time. Reduced sales charges are offered to investors whose shares, in the aggregate, are valued (i.e., the dollar amount of such purchases plus the then current value (at the public offering price as described in the then current prospectus relating to such shares) of shares of all Phoenix Funds owned) in excess of the threshold amounts described in the section entitled "Initial Sales Charge Alternative--Class A Shares". To use this option, the investor must supply sufficient account information to Equity Planning to permit verification that one or more purchases qualify for a reduced sales charge.

  Associations. A group or association may be treated as a "single purchaser" and qualify for reduced initial sales charges under the Combination Privilege and Right of Accumulation if the group or association (1) has been in existence for at least six months; (2) has a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) facilitates solicitation of the membership by the investment dealer, thus assisting in effecting economies of sales effort; and (4) is not a group whose sole organizational nexus is that the members are credit card holders of a company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Deferred Sales Charge Alternative--Class B Shares
  Investors choosing the deferred sales charge alternative purchase Class B Shares at net asset value per share without the imposition of a sales charge at the time of purchase. The Class B Shares are being sold without an initial sales charge but are subject to a sales charge if redeemed within five years of purchase.


  Proceeds from the contingent deferred sales charge are paid to Equity Planning and are used in whole or in part by Equity Planning to defray the expenses related to providing distribution-related services to the Trust in connection with the sale of the Class B Shares, such as the payment of compensation to selected dealers and agents for selling Class B Shares. The combination of the contingent deferred sales charge and the distribution fee facilitates the ability of the Trust to sell the Class B Shares without a sales charge being deducted at the time of purchase.

  Contingent Deferred Sales Charge. Class B Shares redeemed within five years of purchase will be subject to a contingent deferred sales charge at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value of shares above the initial purchase price. In addition, no charge will be assessed on shares derived from the reinvestment of dividends or capital gains distributions.


  Equity Planning intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares sold by such dealers, subject to future amendment or termination. Equity Planning will retain all or a portion of the continuing distribution fee assessed to Class B shareholders and will receive the entire amount of the contingent deferred sales charge paid by shareholders on the redemption of shares to finance the commission plus interest and related marketing expenses.


  The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the Class B Shares to the time of redemption of such shares. Solely for the purpose of determining the number of years from the time of any payment for the purchase of shares, all payments made during a month will be aggregated and deemed to have been made on the last day of the previous month.

                             Contingent Deferred
                               Sales Charge as
                               a Percentage of
                                Dollar Amount
Year Since Purchase           Subject to Charge
-------------------           -----------------
First                                5%
Second                               4%
Third                                3%
Fourth                               2%
Fifth                                2%
Sixth                                0%


  In determining whether a contingent deferred sales charge is applicable to a redemption, it will be assumed that any Class A Shares are being redeemed first, Class B Shares held for over five years or acquired pursuant to reinvestment of dividends or distributions are redeemed next. Any Class B Shares held longest during the five-year period are redeemed next unless the shareholder directs otherwise. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.


  To provide an example, assume in 1990, an investor purchased 100 Class B Shares. In 1993, the investor purchased another 100 Class B Shares at $12 per share. In 1995, the investor purchased 100 Class A Shares. Assume that in 1996, the investor owns 225 Class B Shares (15 Class B Shares resulting from dividend reinvestment and distributions upon the Class B Shares purchased in 1990 and 10 Class B Shares resulting from dividend reinvestment and distributions upon the Class B Shares purchased in 1993) as well as 100 Class A Shares. If the investor wished to then redeem 300 shares and had not specified a preference in redeeming shares: first, 100 Class A Shares would be redeemed without charge. Second, 115 Class B Shares purchased in 1990 (including 15 shares issued as a result of dividend reinvestment and distributions) would be redeemed next without charge. Finally, 85 Class B Shares purchased in 1993 would be redeemed resulting in a deferred sales charge of $27 [75 shares (85 shares minus 10 shares resulting from dividend reinvestment) x $12 (original price or current NAV if less than original) x 3% (applicable rate in the third year after purchase)].

  The contingent deferred sales charge is waived on redemptions of shares (a) if redemption is made within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) if redemption is made within one year of disability, as defined in Section 72(m)(7) of the Code; (c) in connection with mandatory distributions upon reaching age 70-1/2 under any retirement plan qualified under Sections 401, 408 or 403(b) of the Code or any redemption resulting from the tax-free return of an excess contribution to an IRA; (d) in connection with redemptions by 401(k) plans using an approved participant tracking system for: participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) in connection with the exercise of certain exchange privileges among the Class B Shares of a Series and Class B Shares of other Phoenix Funds; (f) in connection with any direct rollover transfer of shares from an established Phoenix Fund qualified plan into a Phoenix Fund IRA by participants terminating from the qualified plan; and (g) in accordance with the terms specified under the Systematic Withdrawal Program. If, upon the occurrence of a death as outlined above, the account is transferred to an account registered in the name of the deceased's estate, the contingent deferred sales charge will be waived on any redemption from the estate account occurring within one year of the death. If the Class B Shares are not redeemed within one year of the death, they will remain subject to the applicable contingent deferred sales charge when redeemed.


  Class B Shares will automatically convert to Class A Shares of the same Series without a sales charge at the relative net asset values of each class after eight years from the acquisition of the Class B Shares, and as a result, will thereafter be subject to the lower distribution fee paid under the Class A Plan. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to relieve the holders of Class B Shares that have been outstanding for a period of time sufficient for the Distributor to have been compensated for distribution-related expenses from the burden of such distribution-related expenses.

  For purposes of conversion to Class A, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Trust account (other than those in the sub-account) are converted to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also be converted to Class A Shares.

  The conversion of Class B Shares to Class A Shares is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service ("IRS") to the effect that (i) the assessment of the higher distribution fees and transfer agency costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and (ii) that the conversion of shares does not constitute a taxable event under federal income tax law. The conversion of Class B Shares to Class A Shares may be suspended if such an opinion or ruling is no longer available. In that event, no further conversions of Class B Shares would occur, and shares might continue to be subject to the higher distribution fee for an indefinite period which may extend beyond the period ending eight years after the end of the month in which affected Class B Shares were purchased. If the Trust were unable to obtain such assurances with respect to the assessment of distribution fees and transfer agent costs relative to the Class B Shares, it might make additional distributions if doing so would assist in complying with the Trust's general practice of distributing sufficient income to reduce or eliminate U.S. federal taxes.

Exchange Privileges
  Shareholders may exchange Class A or Class B Shares (except for Class A shares of the Money Market Series) held in book-entry form for shares of the same class of other Phoenix Funds, provided the following conditions are met:
(1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (2) the Acquired Shares are the same class as the shares to be surrendered (the "Exchanged Shares"); (3) the Acquired Shares will be registered to the same shareholder account as the Exchanged Shares; (4) the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Phoenix Fund after the exchange is implemented; and (5) if a shareholder has elected not to utilize the Telephone Exchange Privilege (see below), a properly executed exchange request must be received by State Street Bank and Trust Company. Exchanges from the Money Market Series Class A will be exchanged for Class A Shares of any other Phoenix Fund on the basis of the relative net asset values provided the shareholders' investment was previously subject to a sales charge in another Phoenix Fund.


  Subject to the above requirements for an exchange, a shareholder or his/her registered representative may, by telephone or written notice, elect to have Class A or Class B Shares of the Trust exchanged for the same class of shares of another Phoenix Fund automatically on a monthly, quarterly, semi-annual or annual basis or may cancel the privilege ("Systematic Exchange").

  Shareholders who maintain an account balance in the Trust of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), may direct that shares of the Trust be automatically exchanged at predetermined intervals for shares of the same class of another Phoenix Fund. If the shareholder is participating in the Self Security program offered by Phoenix Home Life, it is not necessary to maintain the above account balances in order to use the Systematic Exchange privilege.

  Such exchanges will be executed upon the close of business on the 10th of a month and if the 10th falls on a holiday or weekend, then at the close of business on the next succeeding business day. The minimum initial and subsequent amount that may be exchanged under the Systematic Exchange is $25. Systematic Exchange forms are available from Equity Planning.


  Exchanges will be based upon each Series' net asset value per share next computed following receipt of a properly executed exchange request, without sales charge. Money Market Series Class A Shares exchanged for Class A Shares of any other Phoenix Fund will be purchased at that fund's public offering price (net asset value plus the applicable sales charge), unless the then equivalent share value being exchanged out of the Money Market Series was previously subject to a sales charge in another Phoenix Fund. On Class B Share exchanges, the contingent deferred sales charge schedule of the original shares purchased continues to apply.


  The exchange of shares from one Phoenix Fund to another is treated as a sale of the Exchanged Shares and a purchase of the Acquired Shares for Federal income tax purposes. The shareholder may, therefore, realize a taxable gain or loss. See "Dividends, Distributions and Taxes" for information concerning the Federal income tax treatment of the disposition of shares.


  Because excessive trading can hurt fund performance and harm shareholders, the Trust reserves the right to temporarily or permanently terminate exchange privileges or reject any specific order for any dealer, shareholder or person whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a fund within any 30 day period. The Distributor has entered into agreements with certain dealers and investment advisors permitting them to exchange their clients' shares by telephone. These privileges are limited under those agreements and the Distributor has the right to reject or suspend those privileges. The Trust reserves the right to terminate or modify its exchange privileges at any time upon giving prominent notice to shareholders at least 60 days in advance.


  Each Phoenix Fund has different investment objectives and policies. Shareholders should, therefore, obtain and review the prospectus of the fund into which the exchange is to be made before any exchange requests are made.


Telephone Exchanges
  Telephone Exchange Privileges are available only in States where shares to be acquired may be legally sold. Unless a shareholder elects in writing not to participate in the Telephone Exchange Privilege, shares for which certificates have not been issued may be exchanged by calling (800) 243-1574 provided that the exchange is made between accounts with identical registrations. Under the Telephone Exchange Privilege, telephone exchange orders may also be entered on behalf of the shareholder by his or her registered representative.


  The Trust and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. In addition to requiring identical registrations on both accounts, the Transfer Agent will require address verification and will record telephone instructions on tape. All exchanges will be confirmed in writing to the shareholder. To the extent that procedures reasonably designed to prevent unauthorized telephone exchanges are not followed, the Trust and/or the Transfer Agent may be liable for following telephone instructions for exchange transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone exchange instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Trust and/or the Transfer Agent reasonably believe to be genuine. The Telephone Exchange Privilege may be modified or terminated at any time on 60 days' notice to shareholders. In addition, during times of drastic economic or market changes, the Telephone Exchange Privilege may be difficult to exercise or may be suspended temporarily. In such event an exchange may be effected by following the procedure outlined for tendering shares represented by certificate(s).


  If a shareholder elects not to use the Telephone Exchange Privilege or if the shares being exchanged are represented by a certificate or certificates, in order to exchange shares the shareholder must submit a written request to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. If the shares are being exchanged between accounts that are not registered identically, the signature on such request must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Any outstanding certificate or certificates for the tendered shares must be duly endorsed and submitted.


  Purchase and withdrawal plans and reinvestment and exchange privileges are described more fully in the Statement of Additional Information. For further information, call Equity Planning at (800) 243-1574.


                               NET ASSET VALUE

  The net asset value per share of each Series is determined as of the close of regular trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The net asset value per share of a Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities, and dividing by the total number of outstanding shares of the Series. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Series, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

  The Series' investments are valued at market value or, where market quotations are not available, at fair value as determined in good faith by the Trustees or their delegates. The assets of the Money Market Series are valued on an amortized cost basis absent extraordinary or unusual market conditions. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short term investments having a remaining maturity of less than sixty-one days are valued at amortized cost, which the Trustees have determined approximates market. For further information about security valuations, see the Statement of Additional Information.

                             HOW TO REDEEM SHARES

  Any holder of shares of any Series may require the Trust to redeem his shares at any time at the net asset value per share next computed after receipt of a redemption request in proper form by Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301 (see "Net Asset Value"). In the case of Class B Share redemptions, investors will be subject to the applicable deferred sales charge, if any, for such shares (see "Deferred Sales Charge Alternative--Class B Shares"). In addition, each Series maintains a continuous offer to repurchase its shares, and shareholders may normally sell their shares through securities dealers, brokers, or agents, who may charge customary commissions or fees for their services. Payment will be made within seven days after receipt of the duly endorsed share certificates or telephone request unless the repurchase or redemption request relates to shares for which good payment has not yet been collected. For shares purchased by check or via Invest-by-Phone service, collection of good payment may take up to 15 days.


  The Trustees reserve the right, upon 30 days' written notice, to redeem an account in any Series if the total net asset value of the shares in such account falls below $200, and the shareholder, upon such notice, fails to add sufficient funds to his account to maintain a net asset value of $200 or more.


  If no certificate has been issued, the shareholder may redeem shares by sending a written request directly to Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. The redemption request must contain the name of the Series, the shareholder(s') account name(s) and number(s), the number of shares to be redeemed and the signature(s) of the registered shareholder(s). If the shares are registered in the names of individuals singly, jointly or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and the proceeds of the redemption do not exceed $50,000 and are to be paid to the registered owner(s) at the address of record, the signature(s) on the redemption request need not be guaranteed. Otherwise, the signature(s) must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. When certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares, with the signature guaranteed, if required, as described above. In addition, shareholders of the Money Market Series, U.S. Government Securities Series and High Yield Series may elect to redeem shares held in any Open Account by check. Signature(s) must also be guaranteed on any change of address request submitted in conjunction with any redemption request.

  Additional documentation may be required for redemptions by corporations, partnerships or other organizations, executors, administrators, trustees, custodians, guardians, or from IRA's or other retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the Fund at (800) 243-1574. Redemption requests will not be honored until all required documents in proper form have been received.

  To the extent consistent with state and federal law, the Trust may make payment of the redemption price either in cash or in kind. The Trust has elected to pay in cash all requests for redemption by any shareholder of record, but may limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Trust. A shareholder receiving such securities would incur brokerage costs when he sold the securities. A complete description of redemption procedures is contained in the Statement of Additional Information.

Telephone Redemptions
  Unless a shareholder elects in writing not to participate in the Telephone Redemption Privilege, shares for which certificates have not been issued may be redeemed by telephoning (800) 243-1574 and telephone redemptions will also be accepted on behalf of the shareholder from his or her registered representative. The Trust and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to the shareholder. If there has been an address change within the past 60 days, a telephone redemption will not be authorized. To the extent that procedures reasonably designed to prevent unauthorized telephone redemptions are not followed, the Trust and/or the Transfer Agent may be liable for following telephone instructions for redemption transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone redemption instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Trust and/or the Transfer Agent reasonably believe to be genuine. The Telephone Redemption Privilege may be modified or terminated at any time without prior notice to shareholders. In addition, during times of drastic economic or market changes, the telephone redemption privilege may be difficult to exercise or may be suspended temporarily and a shareholder should submit a written redemption request, as described above.


  If the amount of the redemption is $500 or more, the proceeds will be wired to the shareholder's designated U.S. commercial bank account. If the amount of the redemption is less than $500, the proceeds will be sent by check to the address of record on the shareholder's account.


  Telephone redemption orders received and accepted by Equity Planning, on any day when Equity Planning is open for business, will be entered at the next determined net asset value. However, telephone redemption orders received and accepted by Equity Planning after the close of trading hours on the Exchange will be executed on the following business day. The proceeds of a telephone redemption will normally be sent on the first business day following receipt of the redemption request. However, with respect to the telephone redemption of shares purchased by check, such requests will only be effected after the Trust has assured itself that good payment has been collected for the purchase of shares, which may take up to 15 days. This expedited redemption privilege is not available to HR-10, IRA and 403(b)(7) Plans.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

  All dividends and distributions with respect to the shares of any class of any Series will be payable in shares of such class of Series at net asset value or, at the option of the shareholder, in cash. Any shareholder who purchases shares of a Series prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution. Dividends and distributions (whether received in shares or in cash) are treated either as ordinary income or long-term capital gains for Federal income tax purposes.


  Any shareholder with an account in any one Series equal to at least $5,000 (or $2,000 in a tax-qualified account) may direct that dividends and distributions from that account be invested in a single account of one other Series or in a single account of any other Phoenix Fund. Any such investment will be made at net asset value and will not be subject to a minimum initial or subsequent investment amount.

  The Balanced Series and the Convertible Series each will distribute its net investment income to its shareholders on a quarterly basis and net realized capital gains, if any, to its shareholders on an annual basis.


  The Growth Series and the Aggressive Growth Series each will distribute its net investment income semi-annually and net realized capital gains, if any, at least annually.

  The High Yield Series, and the U.S. Government Securities Series each will distribute its net investment income to its shareholders on a monthly basis and net realized capital gains, if any, to its shareholders on an annual basis.


  The net income of the Money Market Series will be declared as dividends daily. Dividends will be invested or distributed in cash monthly. The net income of the Money Market Series for Saturdays, Sundays and other days on which the New York Stock Exchange is closed will be declared as dividends on the next business day. Each Series is treated as a separate entity for Federal income tax purposes. Each Series intends to qualify and elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code") and the Trustees believe that each Series so qualified for the last taxable year. Because each Series intends to distribute all of its net investment income and net capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Series will be required to pay any federal income or excise taxes.

  Distributions, whether received by shareholders in shares or in cash, will be taxable to them as income or capital gains. Distributions of net realized long-term capital gains, if designated as such by a Series, are taxable to shareholders as long-term capital gains, regardless of how long they have owned shares in the Series. Shareholders who are not subject to tax on their income will not be required to pay tax on amounts distributed to them. Written notices will be sent to shareholders following the end of each calendar year regarding the tax status of all distributions made during each taxable year.


  The foregoing is only a summary of some of the important tax considerations generally affecting the Series and their shareholders. Shareholders should consult competent tax advisers regarding specific tax situations.



                            ADDITIONAL INFORMATION

Organization of the Trust
  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Series and different classes of those Series. Holders of shares of a Series have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Series, except that Class B Shares of any Series, which bear higher distribution fees and, certain incrementally higher expenses associated with the deferred sales arrangement, pay correspondingly lower dividends per share than Class A Shares of the same Series. Shareholders of all Series vote on the election of Trustees. On matters affecting an individual Series (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Series or Class is required. Regular shareholder meetings are held every third calendar year for the purpose of electing the Trustees. In addition, the Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

  Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Series, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Series, and Class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Series or class. The underlying assets of each Series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Series or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

  Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.


Additional Inquiries
  Inquiries and requests for the Statement of Additional Information, the Annual Report to Shareholders and the Semi-Annual Report to Shareholders should be directed to Equity Planning at (800) 243-4361 or 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.



                                   APPENDIX


A-1 and P-1 Commercial Paper Ratings
  The Money Market Series will only invest in commercial paper which at the date of investment is rated A-1 by Standard & Poor's Corporation or P-1 by Moody's Investors Services, Inc., or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's.


  Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

  The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


Moody's Investors Service, Inc., Corporate Bond Ratings
  Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


  Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Standard and Poor's Corporation's Corporate Bond Ratings
  AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.


  AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

  A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


  D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                        BACKUP WITHHOLDING INFORMATION

Step 1. Please make sure that the social security number or taxpayer identification number (TIN) which appears on the Application complies with the following guidelines:

Account Type                       Give Social Security Number or Tax Identification Number of:
-------------------------------------------------------------------------------------------------------
Individual                           Individual
-------------------------------------------------------------------------------------------------------
Joint (or Joint Tenant)              Owner who will be paying tax
-------------------------------------------------------------------------------------------------------
Uniform Gifts to Minors              Minor
-------------------------------------------------------------------------------------------------------
Legal Guardian                       Ward, Minor or Incompetent
-------------------------------------------------------------------------------------------------------
Sole Proprietor                      Owner of Business (also provide owner's name)
-------------------------------------------------------------------------------------------------------
Trust, Estate, Pension Plan Trust    Trust, Estate, Pension Plan Trust (not personal TIN of fiduciary)
-------------------------------------------------------------------------------------------------------
Corporation, Partnership,
-------------------------------------------------------------------------------------------------------
Other Organization                   Corporation, Partnership, Other Organization
-------------------------------------------------------------------------------------------------------
Broker/Nominee                       Broker/Nominee
-------------------------------------------------------------------------------------------------------

Step 2. If you do not have a TIN, you must obtain Form SS-5 (Application for Social Security Number) or Form SS-4 (Application for Employer Identification Number) from your local Social Security or IRS office and apply for one. Write "Applied For" in the space on the application.

Step 3. If you are one of the entities listed below, you are exempt from backup withholding.
        (bullet) A corporation
        (bullet) Financial institution
        (bullet) Section 501(a) exempt organization (IRA, Corporate
                 Retirement Plan, 403(b), Keogh)
        (bullet) United States or any agency or instrumentality thereof (bullet) A State, the District of Columbia, a possession of the
                 United States, or any subdivision or instrumentality thereof (bullet) International organization or any agency or instrumentality thereof
        (bullet) Registered dealer in securities or commodities registered in the U.S. or a possession of the U.S.
        (bullet) Real estate investment trust
        (bullet) Common trust fund operated by a bank under section 584(a) (bullet) An exempt charitable remainder trust, or a non-exempt trust described in section 4947(a)(1)
        (bullet) Regulated Investment Company

If you are in doubt as to whether you are exempt, please contact the Internal Revenue Service.


Step 4. IRS Penalties--If you do not supply us with your TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report interest, dividend or patronage dividend income on your federal income tax return, you will be treated as negligent and subject to an IRS 5% penalty tax on any resulting underpayment of tax unless there is clear and convincing evidence to the contrary. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to a backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

This Prospectus sets forth concisely the information about the Phoenix Series Fund (the "Trust") which you should know before investing. Please read it carefully and retain it for future reference.
The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information, dated February 28, 1997. The Statement contains more detailed information about the Trust and is incorporated into this Prospectus by reference. You may obtain a free copy of the Statement by writing the Trust c/o Phoenix Equity Planning Corporation, 100 Bright Meadow, P.O. Box 2200, Enfield, Connecticut 06083-2200.
Financial information relating to the Trust is contained in the Annual Report to Shareholders for the year ended October 31, 1996 and is incorporated into the Statement of Additional Information by reference.


[recycle logo] Printed on recycled paper using soybean ink

                                  [BACK COVER]

Phoenix Series Fund                                         | BULK RATE MAIL  |
PO Box 2200                                                 |  U.S. POSTAGE   |
Enfield CT 06083-2200                                       |     PAID        |
                                                            | SPRINGFIELD, MA |
                                                            | PERMIT NO. 444  |

[LOGOTYPE] PHOENIX
           DUFF & PHELPS




















PDP 393 (2/97)

                             PHOENIX SERIES FUND

                              101 Munson Street
                       Greenfield, Massachusetts 01301


                     Statement of Additional Information
                              February 28, 1997

  This Statement of Additional Information is not the Prospectus but expands upon and supplements the information contained in the current Prospectus of Phoenix Series Fund (the "Trust"), dated February 28, 1997 and should be read in conjunction with it. The Trust's Prospectus may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-4361, or by writing to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.



TABLE OF CONTENTS*

                                                           PAGE
INVESTMENT POLICIES (17)                                     1
INVESTMENT RESTRICTIONS                                      7
PERFORMANCE INFORMATION                                      8
PERFORMANCE COMPARISONS                                     10
PORTFOLIO TURNOVER                                          10
PORTFOLIO TRANSACTIONS AND BROKERAGE                        10
THE INVESTMENT ADVISER (25)                                 11
NET ASSET VALUE (33)                                        13
PURCHASE OF SHARES (28)                                     13
 Alternative Purchase Arrangements                          14
 Purchases of Shares of the Money Market Series             15
SHAREHOLDER SERVICES                                        15
HOW TO REDEEM SHARES (34)                                   17
DIVIDENDS, DISTRIBUTIONS AND TAXES (35)                     19
THE DISTRIBUTOR AND DISTRIBUTION PLANS (26)                 20
MANAGEMENT OF THE TRUST (25)                                22
OTHER INFORMATION                                           29
* Numbers in parenthesis are cross-references to related sections of the Prospectus.



                       Customer Service: (800) 243-1574
                      Sales Information: (800) 243-4361
                  Telephone Orders/Exchanges: (800) 367-5877
                 Telecommunication Device TTY: (800) 243-1926


PDP427B (2/97)

                             INVESTMENT POLICIES


  The investment objectives and policies of each Series are described in the "Investment Objectives and Policies" section of the Prospectus. The following specific policies supplement the information contained in that section of the Prospectus.

  Money Market Instruments. Certain money market instruments used extensively by the Money Market Fund Series are described below. They may also be used by the other Series except U.S. Government Securities Fund Series to a very limited extent (to invest otherwise idle cash) or on a temporary basis (for defensive purposes).

  Repurchase Agreements. Repurchase Agreements are agreements by which a Series purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act of 1940, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.

  A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Trust maintained in a central depository of book-entry system or by physical delivery of the securities to the Trust's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

  Even though repurchase transactions usually do not impose market risks on the purchasing Series, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Series might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

  Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

  Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

  Banker's Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

  Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

  Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.


  U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years.


  Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. The U.S. Government Securities Series will invest primarily in securities which are supported by the full faith and credit of the U.S. Government.

  Securities and Index Options. All Series, except the Money Market Series and U.S. Government Securities Series, may write covered call options and purchase call and put options. Options and the related risks are summarized below.


  Writing and Purchasing Options. The exercise price of a call option written by a Series may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written. Call options written by a Series normally will have expiration dates between three and nine months from the date written. During the option period a Series may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Series to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as the Series effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the Series has received an exercise notice.


  A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

  Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/ Silver Index. A Series may write call options and purchase call and put options on any other indices traded on a recognized exchange.

  Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by a Series, to prevent an underlying security from being called, or to enable a Series to write another call option with either a different exercise price or expiration date or both. A Series may realize a net gain or loss from a closing purchase transaction, depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by a Series expires unexercised, a Series will realize a gain in the amount of the premium on the option less the commission paid.

  The option activities of a Series may increase its portfolio turnover rate and the amount of brokerage commissions paid. A Series will pay a commission each time it purchases or sells a security in connection with the exercise of an option. These commissions may be higher than those which would apply to purchases and sales of securities directly.

  Limitations on Options. A Series may write call options only if they are covered and if they remain covered so long as a Series is obligated as a writer. If a Series writes a call option on an individual security, a Series will own the underlying security at all times during the option period. A Series will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by a Series will be "covered" by identifying the specific portfolio securities being hedged.

  To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by a Series, a Series will be required to deposit qualified securities. A "qualified security" is a security against which a Series has not written a call option and which has not been hedged by a Series by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, a Series will deposit an amount of cash or liquid assets equal in value to the difference. In addition, when a Series writes a call on an index which is "in-the-money" at the time the call is written, a Series will segregate with its custodian bank cash or liquid assets equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount segregated may be applied to a Series' obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

  A Series may invest up to 2% of its total assets in exchange-traded call and put options. A Series may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid.


  In connection with a Series qualifying as a regulated investment company under the Internal Revenue Code, other restrictions on a Series' ability to enter into option transactions may apply from time to time. See "Dividends, Distributions and Taxes."


  Risks Relating to Options. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

  The risk of purchasing a call option or a put option is that a Series may lose the premium it paid plus transaction costs. If a Series does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

  An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Series will write and purchase options only when the Adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that a Series, if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

  Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.

  Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser believes that the position limits established by the exchanges will not have any adverse impact upon a Series or all of the Series, in the aggregate.

  Risks of Options on Indices. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether a Series will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by a Series of options on indices will be subject to the Adviser's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

  Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Series would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to a Series. However, it is the Trust's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

  Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, a Series will write call options on indices only subject to the limitations described above.

  Price movements in securities in a Series' portfolio will not correlate perfectly with movements in the level of the index and, therefore, a Series bears the risk that the price of the securities held by the Series may not increase as much as the level of the index. In this event, the Series would bear a loss on the call which would not be completely offset by movements in the prices of a Series' portfolio securities. It is also possible that the index may rise when the value of a Series' portfolio securities does not. If this occurred, the Series would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.

  Unless a Series has other liquid assets which are sufficient to satisfy the exercise of a call on an index, a Series will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Series fails to anticipate an exercise, it may have to borrow from a bank (in an amount not exceeding 10% of a Series' total assets) pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

  When a Series has written a call on an index, there is also a risk that the market may decline between the time a Series has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time a Series is able to sell securities in its portfolio. As with options on portfolio securities, a Series will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where a Series would be able to deliver the underlying security in settlement, a Series may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

  If a Series exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" a Series will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although a Series may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


  Financial Futures Contracts and Related Options. All Series except the Money Market Series and the U.S. Government Securities Series may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges, long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in a Series' portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which a Series may wish to purchase in the future by purchasing futures contracts.


  A Series may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.


  In contrast to the situation when a Series purchases or sells a security, no security is delivered or received by a Series upon the purchase or sale of a financial futures contract. Initially, a Series will be required to deposit in a segregated account with its custodian bank any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.


  The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

  Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

  A Series will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.


  Limitations on Futures Contracts and Related Options. A Series may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. A Series may not purchase or sell financial futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on a Series' existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of a Series' total assets after taking into account unrealized profits and losses on any such contracts. At the time of purchase of a futures contract or a call option on a futures contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the market value of the futures contract minus a Series' initial margin deposit with respect thereto will be deposited in a segregated account with a Series' custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

  The extent to which a Series may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code of 1954 for qualification as a regulated investment company. See "Dividends, Distributions and Taxes."

  Risks Relating to Futures Contracts and Related Options. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. A Series will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements a Series would continue to be required to make daily margin payments. In this situation, if a Series has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, a Series may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on a Series' ability to hedge its portfolio effectively.

  There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a Series to incur additional brokerage commissions and may cause an increase in a Series' portfolio turnover rate.

  The successful use of futures contracts and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Series or such prices move in a direction opposite to that anticipated, a Series may realize a loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, a Series' return for the period may be less than if it had not engaged in the hedging transaction.

  Utilization of futures contracts by a Series involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Series will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Series has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in a Series' portfolio may decline. If this occurred, a Series would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before a Series is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if a Series then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, a Series will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

  The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

  Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Series because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Series while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.


  Leverage. The Trust may from time to time increase the Convertible Series' ownership or the Aggressive Growth Series' ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interest and investing the borrowed funds. The Trust will borrow only from banks, and only if immediately after such borrowing the value of the assets of a Series (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed for investment purposes. The effect of this provision is to permit the Trust to borrow up to 25% of the total assets of a Series, including the proceeds of any such borrowings. However, the amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of such Series' assets computed as provided above becomes at any time less than three times the amount of the borrowings for investment purposes, the Trust, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.


  Interest on money borrowed will be an expense of the Series with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of such Series is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

  Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Series with respect to which the borrowing has been made.

  Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net asset value of a Series' shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the monies borrowed) to the Series, the net asset value of the Series will decrease faster than would otherwise be the case.


  Foreign Securities. Each of the Series, except the Money Market Series and the U.S. Government Securities Series may purchase foreign securities, including those issued by foreign branches of U.S. banks. In any event, such investments in foreign securities will be limited to 25% of the total net asset value of the Balanced Series, Convertible Series and Growth Series. The Aggressive Growth Series may invest up to 10% of its total net asset value in foreign securities and the High Yield Series may invest up to 35% of its total net asset value in foreign securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under foreign securities markets, the impact of political, social or diplomatic developments, difficulties in invoking legal process abroad and the difficulty of assessing economic trends in foreign countries.


  The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust's foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

  Mortgage-Backed Securities. Securities issued by Government National Mortgage Association ("GNMA") are, and securities issued by Federal National Mortgage Association ("FNMA") include, mortgage-backed securities representing part ownership of a pool of mortgage loans.

  In the case of GNMA, the mortgages are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veteran's Administration. In the case of FNMA, the mortgages are not insured by an agency of the U.S. Government.

  The prices of mortgage-backed securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Mortgage-backed securities issued by GNMA and FNMA currently offer yields which are higher than those available on other securities of the U.S. Government and its agencies and instrumentalities, but may be less effective than these other securities as a means of "locking in" attractive long-term interest rates. This is a result of the need to reinvest prepayment of principal and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. As a result, these securities have less potential for capital appreciation during periods of declining interest rates than other investments of comparable risk of decline in value during periods of rising rates.

  Lower Rated Convertible Securities. Convertible securities which are not rated in the four highest categories, in which the Convertible Series may invest, are predominantly speculative with respect to the issuer's capacity to repay principal and interest and may include issues on which the issuer defaults.

  Nonpublicly Offered Debt Securities. The High Yield Series may invest up to 15% of the value of its total assets in debt securities that cannot be sold in the public market without first being registered with the Securities and Exchange Commission but which the Adviser deems to be "liquid."

  Deferred Coupon Debt Securities. The High Yield Series may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity ("deferred coupon" obligations). Because the deferred coupon bonds do not make interest payments for a certain period of time, they are purchased by the Series at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. Therefore, there is a risk that the value of the Series shares may decline more as a result of an increase in interest rates than would be the case if the Series did not invest in deferred coupon bonds.

  Lending Portfolio Securities. In order to increase its return on investments, the Trust may make loans of the portfolio securities of any Series, as long as the market value of the loaned securities does not exceed 25% of the value of that Series' total assets. Loans of portfolio securities will always be fully collateralized at no less than 100% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.

  Loan Participations. The High Yield Series may invest up to 5% of its net assets, determined at the time of investment, in loan participations. A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of the borrower's principal and interest payments. Loan participations of the type in which the Series may invest include interests in both secured and unsecured corporate loans. In the event that a corporate borrower failed to pay its scheduled interest or principal payments on participations held by the Series, the market value of the affected participation would decline, resulting in a loss of value of such investment to the Series. Accordingly, such participations are speculative and may result in the income level and net assets of the Series being reduced. Moreover, loan participation agreements generally limit the right of a participant to resell its interest in the loan to a third party and, as a result, loan participations will be deemed by the Trust to be illiquid investments.

                           INVESTMENT RESTRICTIONS

  The Trust's fundamental policies as they affect any Series cannot be changed without the approval vote of a majority of the outstanding shares of such Series, which is the lesser of (i) 67% or more of the voting securities of such Series present at a meeting if the holders of more than 50% of the outstanding voting securities of such Series are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of such Series. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Series if a majority of the outstanding voting securities of that Series votes for the approval of the proposal as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding securities of any other Series affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust.

  The following investment restrictions are fundamental policies of the Trust with respect to all Series and may not be changed except as described above. The Trust may not:

  1. Purchase for any Series securities of any issuer, other than obligations issued or guaranteed as to principal and interest by the United States Government or its agencies or instrumentalities, if immediately thereafter
(i) more than 5% of such Series' total assets (taken at market value) would be invested in the securities of such issuer or (ii) more than 10% of the outstanding securities of any class of such issuer would be held by such Series or by all Series of the Trust in the aggregate.

  2. Concentrate the portfolio investments of any Series in any one industry. To comply with this restriction, no security may be purchased for a Series if such purchase would cause the value of the aggregate investment of such Series in any one industry to exceed 25% of that Series' total assets (taken at market value). However, the Money Market Series may invest more than 25% of its assets in the domestic banking industry.

  3. Act as securities underwriter except as it technically may be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

  4. Purchase securities on margin, but it may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

  5. Make short sales of securities or maintain a short position.

  6. Make cash loans, except that the Trust may (i) purchase bonds, notes, debentures or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not, and (ii) enter into repurchase agreements, provided that no more than 10% of any Series' net assets (taken at market value) may be subject to repurchase agreements maturing in more than seven days.

  7. Make securities loans, except that the Trust may make loans of the portfolio securities of any Series, provided that the market value of the securities subject to any such loans does not exceed 25% of the value of the total assets (taken at market value) of such Series.

  8. Make investments in real estate or commodities or commodity contracts, although (i) the Trust may purchase securities of issuers which deal in real estate or commodities and may purchase securities which are secured by interests in real estate, specifically, securities issued by real estate investment trusts and (ii) any Series (excluding the Money Market Series and the U.S. Government Securities Series) may engage in transactions in financial futures contracts and related options, provided that the sum of the initial margin deposits on such Series' existing futures positions and the premiums paid for related options would not exceed in the aggregate 2% of such Series' total assets.

  9. Invest in oil, gas or other mineral exploration or development programs, although the Trust may purchase securities of issuers which engage in whole or in part in such activities.

  10. Invest in puts, calls, straddles and any combination thereof, except that any Series (excluding the Money Market Series and the U.S. Government Securities Series) may (i) write (sell) exchange-traded covered call options on portfolio securities and on securities indices and engage in related closing purchase transactions and
(ii) invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices.

  11. Purchase securities of companies for the purpose of exercising management or control.

  12. Participate in a joint or joint and several trading account in securities.

  13. Purchase securities of any other investment company except in the open market at customary brokers' commission rates or as a part of a plan of merger or consolidation.

  14. Purchase for any Series securities of any issuer which together with predecessors has a record of less than three years' continuous operation, if as a result more than 5% of the total net assets (taken at market value) of such Series would then be invested in such securities.

  15. Purchase or retain securities of any issuer if any officer or Trustee of the Trust, or officer or director of its investment adviser, owns beneficially more than 1/2 of 1% of the outstanding securities or shares, or both, of such issuer and all such persons owning more than 1/2 of 1% of such securities or shares together own beneficially more than 5% of such securities or shares.


  16. Borrow money, except that the Trust may (i) borrow money for any Series for temporary administrative purposes provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of such Series and (ii) borrow money for any Series for investment purposes, provided that any such borrowing for investment purposes with respect to any such Series is (a) authorized by the Trustees prior to any public distribution of the shares of such Series or is authorized by the shareholders of such Series thereafter, (b) is limited to 25% of the value of the total assets (taken at market value and including any borrowings) of such Series, and (c) is subject to an agreement by the lender that any recourse is limited to the assets of that Series with respect to which the borrowing has been made. With the exception of the Convertible Series and the Aggressive Growth Series, no Series may invest in portfolio securities while the amount of borrowing of the Series exceeds 5% of the total assets of such Series. Borrowing for investment purposes has not been authorized for any Series (except the Convertible Series and the Aggressive Growth Series) whose shares are offered by the Trust.


  17. Pledge, mortgage or hypothecate the assets of any Series to an extent greater than 10% of the total assets (taken at market value) of such Series to secure borrowings made pursuant to the provisions of item 16 above.

  18. Issue senior securities as defined in the Investment Company Act of 1940, except to the extent that it is permissible to (a) borrow monthly from banks pursuant to the Trust's investment restrictions regarding the borrowing of money, and (b) enter into transactions involving forward foreign currency contracts, foreign currency contracts and options thereon, as described in the Trust's Prospectus and this Statement of Additional Information.

  The Trust may purchase illiquid securities including repurchase agreements providing for settlement more than seven days after notice and restricted securities (securities that must be registered with the Securities and Exchange Commission before they can be sold to the public) deemed to be illiquid provided such securities will not constitute more than 15% (or 10% in the case of the Money Market Series) of each Series' net assets. The Board of Trustees, or the Adviser acting at its direction, values these securities, taking into consideration quotations available from broker-dealers and pricing services and other information deemed relevant.

  If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation of the restrictions.


                           PERFORMANCE INFORMATION

  Performance information for each Series (and Class of Series) may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as yield and effective yield of the Money Market Series, as yield of the other Series offered, or any Class of such Series, and as total return of any Series or Class thereof. Current yield for the Money Market Series will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions for expenses during the period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Series (and each Class of such Series) assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

  Effective Yield = [(Base Period Return) + 1) 365/7] -1

  For the 7-day period ending October 31, 1996, the yield of the Class A Shares of the Money Market Series was 4.54% and the effective yield of the Class A Shares of this Series was 4.64%.

  Quotations of yield for the High Yield, Convertible, U.S. Government Securities and Balanced Series will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses (including pro rata Trust expenses and expenses applicable to each particular Series or Class of a Series) accrued during the period ("net investment income"), and are computed by dividing net investment income by the value of a share of the Series or Class on the last day of the period, according to the following formula:

  YIELD = 2[((a-b))+ 1)6 -1]
              ---
              cd

  where a = dividends and interest earned during the period by the Series.
        b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

  For the period ended October 31, 1996, the yield of the Class A Shares of the Series were as follows: 8.12% for the High Yield Series; 3.30% for the Convertible Series; 4.97% for the U.S. Government Securities Series; and 2.15% for the Balanced Series. For the same period, the yield of the Class B Shares of the Series were as follows: High Yield 7.78%; Convertible 2.72%; U.S. Government 4.47%; and Balanced 1.52%.

  As summarized in the Prospectus under the heading "Performance History", total return is a measure of the change in value of an investment in a Series, or Class thereof, over the period covered. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Series or a Class of Series; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares of a class owned at the end of the period by the net asset value on the last trading day of the period; (3) assuming maximum sales charge deducted and reinvestment of all dividends at net asset value and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or the time period during which the registration statement including the Series was in effect if a Series has not been in existence for at least ten years.

  The manner in which total return will be calculated for public use is described above. The following table summarizes the calculation of total return for each Series, where applicable, through October 31, 1996.

AVERAGE ANNUAL TOTAL RETURN AS OF OCTOBER 31, 1996

                                                    PERIODS ENDED
                                        -------------------------------------
                                                               10 YEAR OR
                 SERIES                   1 YEAR   5 YEAR   SINCE INCEPTION*
---------------------------------------  --------  -------- -----------------
BALANCED (CLASS A)                         6.71%    7.54%        10.00%
BALANCED (CLASS B)                         6.24%      N/A        10.18%
CONVERTIBLE (CLASS A)                      8.15%    8.74%         9.23%
CONVERTIBLE (CLASS B)                      7.72%      N/A         9.14%
GROWTH (CLASS A)                          10.82%    9.94%        11.97%
GROWTH (CLASS B)                          10.48%      N/A        17.18%
AGGRESSIVE GROWTH (CLASS A)               11.87%   13.16%        12.18%
AGGRESSIVE GROWTH (CLASS B)               11.52%      N/A        21.39%
HIGH YIELD (CLASS A)                      10.41%   11.33%         9.09%
HIGH YIELD (CLASS B)                       9.88%      N/A         5.10%
U.S. GOVERNMENT SECURITIES (CLASS A)      -0.90%    5.86%         6.40%
U.S. GOVERNMENT SECURITIES (CLASS B)      -1.55%      N/A         3.70%

* Since inception, July 15, 1994 for Class B Balanced, Convertible and Growth; July 21, 1994 for Class B Aggressive Growth; February 16, 1994 for Class B High Yield; and February 24, 1994 for U.S. Government Class B.

NOTE: Average annual total return assumes a hypothetical initial payment of $1,000. At the end of each period, a total redemption is assumed. The ending redeemable value is divided by the original investment to calculate total return.

  Performance information for any Series or Class reflects only the performance of a hypothetical investment in the Series or Class during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Series, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                           PERFORMANCE COMPARISONS

  Each Series or Class of Series may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and rating services such as Morningstar, Inc. Additionally, a Series or Class of Series may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poors The Outlook, and Personal Investor. A Series may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Series or the Class of Series against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Stock Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index. The S&P 500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange and traded over the NASDAQ National Market System.

  Advertisements, sales literature, and other communications may contain information about the Adviser's current investment strategies and management style. Current strategies and style may change to allow the Trust to respond quickly to changing market and economic conditions. From time to time the Trust may include specific portfolio holdings or industries. To illustrate components of overall performance, the Trust may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of the Trust's portfolio; or compare the Trust's equity or bond return figure to well-known indices of market performance, including but not limited to: the S&P 500 Index, Dow Jones Industrial Average, CS First Boston High Yield Index and Salomon Brothers Corporate Bond and Government Bond Indices.



                              PORTFOLIO TURNOVER


  Each Series has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Series' securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Series. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Series' shares and by requirements which enable the Trust to receive certain favorable tax treatment (see "Taxes"). Historical annual rates of portfolio turnover for all Series except the Money Market Series (which for this purpose does not calculate a portfolio turnover rate) are set forth in the prospectus, a copy of which must precede or accompany this Statement of Additional Information.

Balanced Series
  In the fiscal years ended October 31, 1995 and October 31, 1996, the turnover rates for the equity portion of the Balanced Series were 226% and 170%, respectively. The turnover rates for the fixed income securities were 155% and 229%, respectively for the same periods.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  In effecting portfolio transactions for the Trust, the Adviser adheres to the Trust's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The Adviser may cause the Trust to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or that any offset of direct expenses of a Series yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Trust or to the Adviser are considered to be in addition to and not in lieu of services required to be performed by the Adviser under its contract with the Trust and may benefit both the Trust and other clients of the Adviser. Conversely, brokerage and research services provided by brokers to other clients of the Adviser may benefit the Trust.

  If the securities in which a particular Series of the Trust invests are traded primarily in the over-the-counter market, where possible the Series will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes. In addition, transactions effected on foreign securities exchanges which do not permit the negotiation of brokerage commissions and where the Adviser would, under the circumstances, seek to obtain best price and execution on orders for the Trust.

  The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Trust (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid by the Trust. Some portfolio transactions are, subject to the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Trust.

  The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the Adviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is consistent with its duty to seek best execution (which shall include the duty to seek best price) for the Trust. No advisory account of the Adviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs shared pro rata based on the Trust's participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.

  For the fiscal years ended October 31, 1994, 1995 and 1996, brokerage commissions paid by the Trust on portfolio transactions totaled $10,376,253, $10,324,000, and $9,322,374 respectively. Brokerage commissions of $7,051,413 paid during the fiscal year ended October 31, 1996, were paid on portfolio transactions aggregating $6,333,148 executed by brokers who provided research and other statistical and factual information. None of such commissions was paid to a broker who was an affiliated person of the Trust or an affiliated person of such a person or, to the knowledge of the Trust, to a broker an affiliated person of which was an affiliated person of the Trust, its adviser or its national distributor.

                            THE INVESTMENT ADVISER

  The offices of the Adviser, Phoenix Investment Counsel, Inc., are located at 56 Prospect Street, Hartford, Connecticut 06115. Philip R. McLoughlin, a Trustee and officer of the Trust, is a director of the Adviser. All other executive officers of the Trust are officers of the Adviser.

  All of the outstanding stock of the Adviser is owned by Phoenix Equity Planning Corporation ("Equity Planning"), an indirect subsidiary of Phoenix Duff & Phelps Corporation. Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") owns a controlling interest in Phoenix Duff & Phelps Corporation. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. It was founded in 1851 and at December 31, 1996, had total assets of approximately $111.6 billion and insurance in force of approximately $11.7 billion. Equity Planning, the Distributor of the Trust's shares, also performs bookkeeping, pricing, and administrative services for the Trust. (See "The Distributor and Distribution Plans"). Equity Planning is registered as a broker-dealer in fifty states. The principal office of Phoenix Home Life is located at One American Row, Hartford, Connecticut 06115. The principal office of Equity Planning is located at 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200.

  All costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Trust are borne by the Trust. Each Series pays expenses incurred in its own operation and also pays a portion of the Fund's general administration expenses allocated on the basis of the asset size of the respective Series, except where allocation of direct expenses to each Series or an alternative allocation method can be more fairly made. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Trust and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of the Adviser or any of its affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by Equity Planning under its agreement with the Trust), expenses of printing and mailing stock certificates representing shares of the Trust, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Trust will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.


  The investment advisory agreement provides that the Adviser shall not be liable to the Trust or to any shareholder of the Trust for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder of the Trust in connection with the matters to which the investment advisory agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Adviser in the performance of its duties thereunder.


  As full compensation for the services and facilities furnished to the Trust, the Adviser is entitled to a fee, payable monthly, as described in the Prospectus. There is no assurance that the Trust will reach net asset levels high enough to realize reductions in the rates of the advisory fees. Any reduction in the rate of the advisory fee on all Series will be prorated among the Series in proportion to their respective averages of the aggregate daily net asset values for the period for which the fee had been paid.

  The Adviser has agreed to reimburse the Trust for the amount, if any, by which the total operating and management expenses of any Series (including the Adviser's compensation, but excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) for any fiscal year exceed the level of expenses which such Series is permitted to bear under the most restrictive expense limitation imposed on mutual funds by any state in which shares of such Series are then qualified for sale. Present expense limitations, to the knowledge of the Trust, require that the Adviser reimburse the Trust, to the extent of the compensation received by it from the Trust, for the amount, if any, by which total operating and management expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) of any Series in any fiscal year exceed 2.5% of the first $30,000,000, 2% of the next $70,000,000 and 1.5% of any excess over $100,000,000 of such Series' average net asset value for such fiscal year. In the event legislation were to be adopted in each state so as to eliminate this restriction, the Fund would take such action necessary to eliminate this expense limitation.

  The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Series to the extent that operating expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% and 1.60% of average daily net asset values for Class A Shares and Class B Shares respectively. Such reimbursement will be made monthly.


  The agreement continues in force from year to year for all Series, provided that, with respect to each Series, the agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Series. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Trust or by the Adviser, on sixty (60) days written notice. The investment advisory agreement provides that upon termination of the agreement, or at the request of the Adviser, the Trust will eliminate all reference to Phoenix from its name, and will not thereafter transact business in a name using the word Phoenix.


  For services to the Trust during the fiscal years ended October 31, 1994, 1995, and 1996, the Adviser received fees of $37,915,913, $34,684,220 and
$35,372,083 respectively under the investment advisory agreements in effect. Of these totals, the Adviser received fees from each Series as follows:


                                   1994           1995           1996
                             -------------- --------------  --------------
Growth Series                  $15,246,456    $14,508,081    $15,914,996
Aggressive Growth Series           987,859      1,052,902      1,537,430
High Yield Series                3,641,735      3,336,889      3,366,120
U.S. Government Series           1,222,555      1,137,873      1,016,243

                                   1994           1995           1996
                             -------------- --------------  --------------
Convertible Series               1,564,334      1,438,064      1,444,901
Balanced Series                 14,505,771     12,384,575     11,281,357
Money Market Series                747,203        825,836        811,036


  For the fiscal years ended October 31, 1994, 1995 and 1996, the Adviser was not reimbursed for any expenses incurred in providing services which would otherwise have been provided at the expense of the Trust.

                               NET ASSET VALUE

  The net asset value per share of each Series is determined as of the close of regular trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Fund does not price securities on weekends or United States national holidays, the net asset value of a Series' foreign assets may be significantly affected on days when the investor has no access to the Fund. The net asset value per share of a Series is determined by adding the values of all securities and other assets of the Series, subtracting liabilities, and dividing by the total number of outstanding shares of the Series. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Series, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

  A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Series which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Series. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Series has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

Money Market Series
  The assets of the Money Market Series are valued on the basis of amortized cost absent extraordinary or unusual market conditions. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter the value of a security is increased or decreased incrementally each day so that at maturity any purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the Money Market Series securities may at times be more or less than their market value. By using amortized cost valuation, the Money Market Series seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.


  The yield on a shareholder's investment may be more or less than that which would be recognized if the Series' net asset value per share was not constant and was permitted to fluctuate with the market value of the Series' portfolio securities. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The deviation is monitored periodically by comparing the Series net asset value per share as determined by using available market quotations with its net asset value per share as determined through the use of the amortized cost method of valuation. The Adviser makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1%, the Trustees will consider what action, if any, should be initiated to provide fair valuation of the Series' portfolio securities and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations. Furthermore, the assets of the Series will not be invested in any security with a maturity of greater than 397 days, and the average weighted maturity of its portfolio will not exceed 90 days. Portfolio investments will be limited to U.S. dollar-denominated securities which present minimal credit risks and are of high quality as determined either by a major rating service or, if not rated, by the Trustees.

                              PURCHASE OF SHARES


  Shares may be purchased from investment dealers having sales agreements with the Distributor at the public offering price (the net asset value next computed following receipt by State Street Bank and Trust Company of a purchase application in proper form, plus the applicable sales charge). The minimum initial purchase is $500 ($25 if using the bank draft program designated "Investo-Matic"), and the minimum subsequent investment is $25.

Alternative Purchase Arrangements
  Each Series is authorized to offer two classes of shares. Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative"), or (ii) on a contingent deferred basis (the "deferred sales charge alternative").

Class A Shares
  An investor who pays an initial sales charge or purchases at net asset value acquires Class A shares. Class A shares are subject to an ongoing distribution fee at an annual rate of up to 0.25% of the Series' aggregate average daily net assets attributable to Class A shares. Certain purchases of Class A shares qualify for reduced initial sales charges. See the Trust's current Prospectus for additional information.


Class B Shares
  An investor who elects the deferred sales charge alternative acquires Class B shares. Class B shares do not incur a sales charge when they are purchased, but are subject to a sales charge if they are redeemed within six years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions.

  Class B shares are subject to an ongoing distribution fee at an annual rate of up to 1.00% of the Series' aggregate average daily net assets attributable to Class B shares. Class B shares permit the investor's payment to be invested in full from the time the investment is made. The higher ongoing distribution fee paid by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The purpose of the conversion feature is to eliminate the higher distribution fee after the National Distributor has been compensated for distribution expenses related to the Class B shares. See "Conversion Feature" below.

  The alternative purchase arrangement permits an investor to choose the method of purchasing shares that is more beneficial given such factors as the amount of the purchase, the length of time the investor expects to hold the shares, and whether the investor wishes to receive distributions in cash or to reinvest them in additional shares. Investors should consider whether, during the anticipated term of their investment in the Series, the accumulated continuing distribution fees and contingent deferred sale charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and the extent to which such differential would be offset by the lower expenses attributable to Class A shares.

  Class A shares are subject to a lower distribution fee and, accordingly, pay correspondingly higher dividends. However, because initial sales charges are deducted at the time of purchase, Class A investors do not have all their funds invested initially and initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time should consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares may exceed the initial sales charge on Class A shares during the term of the investment. However, such investors must weigh this consideration against the fact that, because of the initial Class A sales charges, not all of their funds will be invested initially.

  The distribution expenses incurred by the Distributor in connection with the sale of the shares will be paid, in the case of Class A shares, from the proceeds of the initial sales charge and the ongoing distribution fees and, in the case of Class B shares, from the proceeds of the ongoing distribution fees and the contingent deferred sales charge imposed upon redemptions within six years of purchase. Sales personnel of broker-dealers distributing a Series shares may receive differing compensation for selling Class A or Class B shares. The purpose and function of the contingent deferred sales charge and ongoing distribution fees with respect to the Class B shares are the same as those of the initial sale charge and ongoing distribution fees with respect to the Class A shares.

  Dividends paid by the Series with respect to Class A and Class B shares will be calculated in the same manner, at the same time and on the same day, except that the higher distribution fees and any incremental transfer agency costs relating to Class B shares will be borne exclusively by that Class and will result in a lower dividend.

  The Trustees of the Trust have determined that no conflict of interest will exist between the Class A and Class B shares. The Trustees shall, pursuant to their fiduciary duties under the Investment Company Act of 1940 and state law, monitor the question of Class A and Class B shares and seek to ensure that no such conflict arises.

Conversion Feature
  Class B shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were purchased. At the end of this period, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution fees. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to eliminate the higher distribution fee after the Distributor has been compensated for distribution expenses related to the Class B shares.


  For purposes of conversion to Class A, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A.

Purchases of Shares of the Money Market Series
  The minimum initial investment and the minimum subsequent investment for purchase of shares of the Money Market Series is set forth in the Prospectus. Shares of the Money Market Series are sold through registered representatives of Equity Planning or through brokers or dealers with whom Equity Planning has sales agreements. (See "Distribution Plans"). There is no sales charge on Class A shares of the Money Market Series. Class B shares of the Series are subject to applicable contingent deferred sales charges. Initial purchases of shares may also be made by mail by completing an application and mailing it directly to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. Subsequent purchases should be sent to State Street Bank and Trust Company. An investment is accepted when funds are credited to the purchaser. Investments are credited not later than the second business day after receipt by the Trust of checks drawn on U.S. banks payable in U.S. funds. Shares purchased begin earning dividends the day after funds are credited. Certified checks are not necessary.


Immediate Investment
  In order to obtain immediate investment of funds, initial and subsequent purchases of shares of any Series may also be made by wiring Federal Funds directly pursuant to the following instructions. (Federal Funds are monies held in a bank account with a Federal Reserve Bank.)

  1. For initial investments, telephone the Trust at (800) 367-5877. Certain information will be requested from you regarding the account, and an account number will be assigned.

  2. Once an account has been assigned, direct your bank to wire the Federal Funds to Equity Planning, attention of the appropriate Series of the Phoenix Series Fund. Your bank must include the account number and the name(s) in which your account is registered in its wire and also request a telephone advice. Your bank may charge you a fee for transmitting funds by wire.

  Payment in Federal Funds must be received by 4:00 p.m. for an order to be accepted on that day. If payment is received after that time, the order will not be accepted until the next business day. You should bear in mind that wire transfers may take two or more hours to complete.

  Promptly after an initial purchase by wire, the investor should complete an Account Application and mail it to Equity Planning.

                             SHAREHOLDER SERVICES


  Any shareholder desiring investment assistance or a further explanation of any Series or service may call Equity Planning at (800) 243-1574.


  Open Account. As a convenience to shareholders, all shares of a Series of the Trust registered in a shareholder's name are automatically credited to an Open Account maintained for the shareholder on the books of the Trust by its transfer agent, Equity Planning. An Open Account offers the shareholder ready access to the following options and services:


  Tax Reports. Shortly after the end of each calendar year each shareholder will receive information as to the Federal tax status of dividends and any capital gain distribution paid by the Trust with respect to the applicable Series during the year.


  Safekeeping of Shares. All shares of a Series of the Trust acquired by the shareholder will be credited to his Open Account and share certificates will not be issued unless requested. In any event share certificates will not be issued with respect to the Money Market Series. In no event will certificates representing fractional shares be issued. Certificates previously acquired may be surrendered to the transfer agent and will be canceled. The shares represented thereby will continue to be credited to the Open Account of the shareholder.

  Investing by Mail. An Open Account provides a simple and convenient way of setting up a flexible investment program for the accumulation of shares of any Series. At any time the shareholder may send to the Transfer Agent a check, payable to the order of the Series to be acquired, in the amount of at least the minimum subsequent investment for the particular Series being purchased (giving the full name or names of his account) to be used to purchase additional shares for his Open Account at the applicable offering price next determined after the check is received.


  Bank Draft Investing Program (Investo-Matic Plan). By completing the Investo-Matic Section of the New Account Application, a shareholder may authorize the bank named in the form to draw $25 or more from his personal checking account to be used to purchase additional shares for his Open Account. The amount the shareholder designates will be made available, in form payable to the order of Equity Planning, by the bank on the date the bank draws on his/her account and will be used to purchase shares at the applicable offering price. The shareholder or his or her registered representative may, by telephone or written notice, cancel or change the dollar amount being invested pursuant to the Investo-Matic Plan unless the shareholder has notified the Trust or Transfer Agent that his or her registered representative shall not have this authority.


  Distribution Option. Each Series currently declares all income dividends and all capital gain distributions, if any, payable in shares of the Series at net asset value or, at the option of the shareholder, in cash. (The Money Market Series will normally make no capital gain distributions, since its investments will generally be made in securities which do not generate capital gains.) By exercising the distribution option, a shareholder may elect to: (1) receive both dividends and capital gain distributions in additional shares or (2) receive dividends in cash and capital gain distributions in additional shares or (3) receive both dividends and capital gain distributions in cash. If a shareholder elects to receive dividends and/or distributions in cash and the check cannot be delivered or remains uncashed by the shareholder due to an invalid address, then the dividend and/or distribution will be reinvested after the Transfer Agent has been informed that the proceeds are undeliverable. Additional shares will be purchased for the shareholder's account at the then current net asset value. Shareholders who maintain an account balance in a Series of at least $5,000, or $2,000 for tax qualified retirement benefit plans, (calculated on the basis of the net asset value of the shares held in a single account) may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix Funds at net asset value. Shareholders should obtain a current prospectus and consider the objectives and policies of each Series or Fund carefully before directing dividends and distributions to another Series or Fund. Reinvestment direction forms and prospectuses are available from Equity Planning. An alternate payee section has been incorporated into the application allowing distributions to be mailed to a second payee and/or address. Dividends and capital gain distributions received in shares are taxable to the shareholder and credited to the shareholder's Open Account in full and fractional shares computed at the closing net asset value on the next business day after the record date. A distribution option may be changed at any time by notifying Customer Service by telephone at (800) 243-1574 or by sending a written letter signed by the registered owner(s) of the account. Requests for directing distributions to someone other than the shareholder must be made in writing with all signatures guaranteed. To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the transfer agent at least three days prior to the record date of such dividend or distribution. If all shares in the shareholder's account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, he will receive cash for the dividend or distribution regardless of the distribution option selected.


Systematic Withdrawal Program
  The Systematic Withdrawal Program allows shareholders to periodically redeem a portion of their shares on a predetermined monthly or quarterly, semiannual or annual basis. The designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to the shareholder's bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

  Class A shareholders participating in the Systematic Withdrawal Program must own shares of the Trust worth $5,000 or more, as determined by the then-current net asset value per share.

  To participate in the Systematic Withdrawal Program, Class B shareholders must initially own shares of the Trust worth $5,000 or more and elect to have all dividends reinvested in additional Class B Shares of the Trust. Through the Program, Class B shareholders may withdraw up to 1% of their aggregate net investments (purchases at initial value to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter. Class B Share withdrawals in accordance with the Systematic Withdrawal Program will be exempt from otherwise applicable contingent deferred sales charges.

  The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A Share investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.


  Class B shareholders redeeming more shares than the percentage permitted under the Program shall be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits.


Reinstatement Privilege
  The reinvestment privilege allows an investor who has redeemed shares of any Series (other than the Money Market Series) or shares of any other Phoenix Fund, and who has not previously exercised the privilege as to that Series or Fund, to apply the proceeds of the redemption to the purchase at net asset value (without sales charge) of Class A of shares. Information concerning the privilege will be forwarded to the investor with redemption proceeds. A written request for this privilege must be received by the Distributor within 180 days following the date of redemption of the investor's Series shares accompanied by the payment for the shares (not in excess of the redemption value). Reinvestment is at the net asset value per share of the designated Series or Fund next determined after timely receipt by Equity Planning of a reinvestment order and payment. When a loss is realized on the redemption of Series shares by an investor who reacquires shares of the same Series within a 30 day time period, under the so-called "wash sale" provisions of present Federal tax laws, the investor will be unable to recognize some or all of the loss (depending upon the percentage of the proceeds of the redemption reinvested) until the reacquired shares are redeemed or otherwise disposed of. A gain realized on such a redemption, however, is recognized at the time of redemption. The reinvestment privilege does not apply to the proceeds of the redemption of shares of the Money Market Series or to Class B shareholders who have had the contingent deferred sales charge waived through participation in the Systematic Withdrawal Program.


Tax-Sheltered Retirement Plans
  Shares of the Trust are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, Profit-Sharing and Money Purchase Pension Plans which can be adopted by self-employed persons ("Keogh") and by corporations, and 403(b) Retirement Plans. Write or call Equity Planning (800) 243-4361 for further information about the plans.


Invest-by-Phone
  This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is phoned in, Equity Planning will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House (ACH). The shareholder's bank, which must be an ACH member, will in turn forward the monies to Equity Planning for credit to the shareholder's account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.


  To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon Equity Planning's acceptance of the authorization form (usually within two weeks) shareholders may call toll free (800) 367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to Equity Planning. Equity Planning will then contact the shareholder's bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. This service may also be used to request redemption of shares of the Money Market Series, the proceeds of which are transferred to the shareholder's bank the second day following receipt of the verbal request. The Trust may delay the mailing of a check for redemption proceeds of Trust shares purchased with a check or via Invest-by-Phone service until the Trust has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days.


  Phoenix Series Fund and Equity Planning reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

                             HOW TO REDEEM SHARES

  Any holder of shares of any Series may require the Trust to redeem his shares at any time. In addition each Series maintains a continuous offer to repurchase its shares, and shareholders may normally sell their shares through securities dealers, who may charge customary commissions for their services.

  The redemption price will be the net asset value next computed after receipt by Equity Planning, of the share certificates, duly endorsed in the full name of the account, or, in the case of Open Accounts, a proper request duly executed in the full name of the account. The Trustees do not presently intend to make a redemption charge and shareholders will be given reasonable notice of any change in this intention. However, Class B shares are subject to a contingent deferred sales charge upon a redemption of shares within six years of the date of purchase.


  The signature must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently such procedures generally permit guarantees by banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A signature notarized by a notary public is not acceptable. No signature guarantee will be required, however, in the case of shares tendered for redemption if (a) the shares are registered in the names of individuals singly, jointly or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and (b) the proceeds of the redemption do not exceed $50,000 and are to be paid to the registered owner(s) at the address of record. Signatures must also be guaranteed on any change of address request submitted in conjunction with a redemption request.


  Payment for shares repurchased or redeemed will be made within seven days after receipt of the duly endorsed share certificates, duly executed request if required, or telephone request if appropriate and a proper signature guarantee, if necessary. However, if the Trust is requested to redeem or repurchase shares for which it has not yet received good payment, the mailing of a check for the proceeds of the redemption or repurchase may be delayed until the Trust assures itself that good payment has been collected. With respect to shares purchased by check or via Invest-by-Phone service, payment of redemption proceeds will only be made after the Trust has assured itself that good payment has been collected for the purchase of shares, which may take up to 15 days. Although the payment may be delayed, the redemption price or repurchase price will be determined in the manner described herein.

  At the discretion of the Trustees, the Trust may, to the extent consistent with state and Federal law, make payment for shares of a particular Series repurchased or redeemed in whole or in part in securities or other assets of such Series taken at current values. The Trust has elected to pay in cash all requests for redemption by any shareholder of record, but may limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period. Should payment be made in securities, the shareholder may incur brokerage costs in converting such securities to cash. The Trust has elected to pay in cash all requests for redemption as described in the prospectus.

  Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the New York Stock Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets during any other period permitted by order of the Securities and Exchange Commission. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days after receipt of the check. Redemptions by Class B shareholders will be subject to the applicable deferred sales charge, if any. See the Fund's current Prospectus for more information.


  A shareholder may receive more or less than he paid for his shares, depending on the net asset value of the shares at the time they are repurchased or redeemed.

  Repurchases and redemptions may be made in the following manner:

  By Mail. When shares are held in an Open Account, the shareholder may redeem them by making written request, executed in the full name of the account, directly to Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares.

  By Telephone. Unless a shareholder elects in writing not to participate in the Telephone Redemption Privilege, shares for which certificates have not been issued may be redeemed by calling (800) 367-5877 and telephone redemptions will also be accepted on behalf of the shareholder from his or her registered representative as described in the Prospectus. Address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to the shareholder. If there has been an address change within the past 60 days, a telephone redemption will not be authorized. The Trust and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. To the extent that procedures reasonable designed to prevent unauthorized telephone redemptions are not followed, the Trust and/or the Transfer Agent may be liable for following telephone instructions for redemption transactions that prove to be fraudulent. Broker/ dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone redemption instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Trust and/or the Transfer Agent reasonably believe to be genuine.


  If the amount of the redemption is $500 or more, the proceeds will be wired to the designated commercial bank account in the United States. If the amount of the redemption is less than $500, the proceeds will be sent by mail to the address of record on the shareholder's account.

  With respect to the telephone redemption of shares purchased by check, such redemption requests will only be effected after the Trust has assured itself that good payment has been collected for the purchase of shares, which may take up to 15 days after receipt of the check. See the Trust's current Prospectus for more information. This expedited redemption privilege is not available to HR-10, IRA and 403(b)(7) Plans. In addition to the Telephone Redemption Privilege, a shareholder may also redeem by telephone through the "Invest-by-Phone" service.


  Repurchases. The Trust also maintains a continuous offer to repurchase its shares and shareholders may normally sell their shares through securities dealers, who may charge customary commissions for their services. Unless made in connection with an exchange of shares, a request for repurchase must be placed with a broker or dealer and communicated by the broker or dealer to Equity Planning. The repurchase price will be the net asset value next determined after receipt by Equity Planning of the request, except that a repurchase order placed through a broker or dealer before the close of trading on the New York Stock Exchange on any day will be executed at the net asset value determined as of such close provided the broker or dealer communicates the order to Equity Planning prior to its close of business (normally 4:00 P.M. New York City time) on such day and subsequently confirms the order to Equity Planning in writing, time-stamping his confirmation with the time of the broker or dealer's receipt of the order. It is the responsibility of brokers or dealers to communicate such orders, and they may be liable to investors for failing to do so. Brokers or dealers may make customary charges for their services in effecting repurchases.

  The offer to repurchase may be suspended at any time. A shareholder who has submitted a repurchase request must also submit his share certificates, duly endorsed in the full name of the account, or, in the case of an Open Account, Equity Planning may require a proper request, duly executed in the full name of the account, in which case the signature must be guaranteed as discussed above.

  By Check (U.S. Government Securities Series, High Yield Series and Money Market Series Only). Any shareholder of these Series may elect to redeem shares held in his Open Account by check. Checks will be sent to an investor upon receipt by Equity Planning of a completed application and signature card (attached to the application). If the signature card accompanies an individual's initial account application, the signature guarantee section of the form may be disregarded. However, the Trust reserves the right to require that all signatures be guaranteed prior to the establishment of a check writing service account. When an authorization form is submitted after receipt of the initial account application, all signatures must be guaranteed regardless of account value.


  Checks may be drawn payable to any person in an amount of not less than $500, provided that immediately after the payment of the redemption proceeds the balance in the shareholder's Open Account is $500 or more.


  When a check is presented to Equity Planning for payment, a sufficient number of full and fractional shares in the shareholder's Open Account will be redeemed to cover the amount of the check. The number of shares to be redeemed will be determined on the date the check is received by the Transfer Agent. Presently there is no charge to the shareholder for the check writing service, but this may be changed or modified in the future upon two weeks written notice to shareholders. Checks drawn from Class B accounts are subject to the applicable deferred sales charge, if any.


  The checkwriting procedure for redemption enables a shareholder to receive income accruing on the shares to be redeemed until such time as the check is presented to Equity Planning for payment. Inasmuch as canceled checks are returned to shareholders monthly, no confirmation statement is issued at the time of redemption.

  Shareholders utilizing withdrawal checks will be subject to Equity Planning's rules governing checking accounts. A shareholder should make sure that there are sufficient shares in his Open Account to cover the amount of any check drawn. If insufficient shares are in the account and the check is presented to Equity Planning on a banking day on which the Series does not redeem shares (for example, a day on which the New York Stock Exchange is closed), or if the check is presented against redemption proceeds of an investment made by check which has not been in the account for at least fifteen calendar days, the check may be returned marked "Non-sufficient Funds" and no shares will be redeemed. A shareholder may not close his account by a withdrawal check because the exact value of the account will not be known until after the check is received by Equity Planning.


                      DIVIDENDS, DISTRIBUTIONS AND TAXES


  As stated in the Prospectus, it will be the policy of the Trust and of each Series that each comply with provisions of the Internal Revenue Code relieving investment companies which distribute substantially all of their net income from Federal income tax on the amounts distributed.

  The Federal tax laws also impose a four percent nondeductible excise tax on each regulated investment company with respect to an amount, if any, by which such company does not meet distribution requirements specified in such tax laws. The Trust intends that each Series will comply with such distribution requirements and thus does not expect to incur the four percent nondeductible excise tax.

  As stated in the Prospectus, the Trust believes that each of its Series will be treated as a single entity. Prior to November 1, 1986, the Trust was treated as a single entity.

  To qualify for treatment as a "regulated investment company," each Series must, among other things, derive in each taxable year at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not ancillary to the Series' principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stock, securities, or currencies. In addition, to qualify for treatment as a "regulated investment company," each Series must derive less than 30 percent of its gross income in each taxable year from gains (without deduction for losses) from the sale or other disposition of securities held for less than three months. Accordingly, the Trust may be restricted in the selling of securities which have been held less than three months, in the writing of options on securities into which convertible securities are convertible, in the writing of options on securities which have been held for six months or less, in the writing of options which expire in less than three months and in purchasing options to terminate options written within the preceding three months.


  Income dividends and short-term capital gains distributions, whether received in shares or in cash, are treated by shareholders as ordinary income for Federal income tax purposes. Prior to January 1, 1987, income dividends were eligible for the dividends received exclusion of $100 ($200 for a joint return) available to individuals and the 85% dividends received deduction available to corporate shareholders, subject, in either case, to reduction, for various reasons, including the fact that dividends received from domestic corporations in any year were less than 95% of the distributing Series' gross income, in the case of individual distributees, or 100% of the distributing Series' gross income, in the case of corporate distributees. Any income dividends received after December 31, 1987 do not qualify for dividend exclusion on an individual tax return but corporate shareholders are eligible for a 70% dividends received deduction (80% in the case of a 20% shareholder) subject to a reduction for various reasons including the fact that dividends received from domestic corporations in any year are less than 100% of the distributing Series' gross income. Gross income includes the excess of net short-term capital gains over net long-term capital losses.

  Distributions which are designated by the Trust as long-term capital gains, whether received in shares or in cash, are taxable to shareholders as long-term capital gains (regardless of how long such person has been a shareholder) and are not eligible for the dividends received exclusion. Any loss from the sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions paid with respect to such shares.

  Individuals are entitled to deduct "miscellaneous itemized deductions" specified in the Code only to the extent they exceed two percent of the individuals' "adjusted gross income." Effective January 1, 1988, included within the miscellaneous itemized deductions subject to the two percent "floor" are indirect deductions through certain pass-through entities such as the Series. The Secretary of the Treasury is authorized to prescribe regulations relating to the manner in which the floor will be applied with respect to indirect deductions and to the manner in which pass-through entities such as the Series will report such amounts to the individual shareholders. Individual shareholders are advised that, pursuant to these rules, they may be required to report as income amounts in excess of actual distributions made to them.


  The Trust is required to withhold for income taxes, 31% of dividends, distributions and redemption payments, if any of the following circumstances exist: i) a shareholder fails to provide the Trust with a correct taxpayer identification number ("TIN"); ii) the Trust is notified by the Internal Revenue Service that the shareholder furnished an incorrect TIN; or iii) the Trust is notified by the Internal Revenue Service that withholding is required because the shareholder failed to report the receipt of dividends or interest from other sources. Withholding may also be required for accounts with respect to which a shareholder fails to certify that i) the TIN provided is correct and ii) the shareholder is not subject to such withholding. However, withholding will not be required from certain exempt entities nor those shareholders complying with the procedures as set forth by the Internal Revenue Service. A shareholder is required to provide the Trust with a correct TIN. The Trust in turn is required to report correct taxpayer identification numbers when filing all tax forms with the Internal Revenue Service. Should the IRS levy a penalty on the Trust for reporting an incorrect TIN and that TIN was provided by the shareholder, the Trust will pass the penalty onto the shareholder.


  Dividends paid by a Series from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.

  The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of applicable provisions of the Code and Treasury regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action.

  Shareholders ordinarily will also be subject to state income taxes on the dividends and distributions they receive from each Series. Shareholders are urged to consult counsel or other competent tax advisers regarding specific questions as to Federal, state or local taxes.


                    THE DISTRIBUTOR AND DISTRIBUTION PLANS


  Phoenix Equity Planning Corporation ("Equity Planning"), which has undertaken to use its best efforts to find purchasers for shares of the Trust, serves as the national distributor of the Trust's shares. Shares of each Series are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Trust shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law and banks and financial institutions may be required to register as dealers pursuant to state law. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Series.


  For the fiscal years ended October 31, 1994, 1995, and 1996, Equity Planning's gross commissions on sales of Trust shares totaled $4,578,450, $6,774,491 and $6,512,356 respectively. Of these gross selling commissions, $1,780,450, $856,873 and $912,483 respectively, were allowed to Equity Planning as dealer.

  Equity Planning also acts as administrative agent of the Fund and as such performs administrative, bookkeeping and pricing functions for the Fund. As compensation for such services, effective as of January 1, 1997, Equity Planning is entitled to a fee, payable monthly and based upon the average of the aggregate daily net asset values of each Series, at the following incremental annual rates:


    First $100 million                    .05% plus a minimum fee
    $100 million to $300 million          .04%
    $300 million to $500 million          .03%
    Greater than $500 million             .015%


A minimum fee applies to each Series as follows:


    Money Market Fund                    $35,000
    Aggressive Growth Fund               $50,000
    Growth Fund                          $50,000
    Balanced Fund                        $60,000
    Convertible Fund                     $60,000
    High Yield Fund                      $70,000
    U.S. Government Securities Fund      $70,000


  In addition, Equity Planning is paid $12,000 for each class of shares of each Series beyond one. Until December 31, 1996, Equity Planning's fee for these services was based on an annual rate of 0.03% of the Fund's aggregate daily net asset value. For its services during the Fund's fiscal year ended October 31, 1996, Equity Planning received $1,789,755.


Distribution Plans
  To permit the use of assets of a Series to encourage activities primarily intended to result in the sale of shares of that Series, the Trust has adopted a distribution plan for all Series (except the Money Market Series) which offer shares sold subject to an initial sales charge and a distribution plan for all Series which offer shares sold subject to a contingent deferred sales load (each a "Plan" and collectively the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan for shares sold subject to an initial sales charge was adopted on August 22, 1990 by the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Trustees"). It was approved by the shareholders of the Series on December 13, 1990. The Plan for Class B shares, including the Rule 12b-1 Trustees, was adopted by the Board of Trustees on November 17, 1993.

  The Class A and Class B Plans authorize the payment by the Trust to the Distributor of a Series' shares of amounts not exceeding 0.25% and 1.00% annually, respectively, of the Series' average daily net assets for each year lapsed after the inception of the Plan. Although under no contractual obligation to do so, the Trust intends to make such payments to the National Distributor (i) as commissions for shares sold, all or any part of which commissions will be paid by the National Distributor, upon receipt from the Trust, to others who may be other dealers or registered representatives of the Distributor, (ii) to enable the Distributor to pay to such others maintenance or other fees in respect of a Series' shares sold by them and remaining outstanding on the Trust's books during the period in respect of which the fee is paid and (iii) to enable the Distributor to pay to bank-affiliated securities brokers maintenance or other fees in respect of a Series' shares purchased by their customers and remaining outstanding on the Trust's books during the period in respect of which the fee is paid; provided, however, that payments under (ii) and (iii) are subject to limits of 0.25% and 1.00% annually of the average daily net assets of the Class A or Class B shares respectively to which the payments relate. Payments, less the portion thereof paid by the Distributor to others, may be used by the Distributor for its expenses of distribution of a Series' shares. If expenses of distribution of a Series' shares exceed payments and any sales charges retained by the Distributor, the Trust is not required to reimburse the Distributor for excess expenses; if payments and any sales charges retained by the Distributor exceed expenses of distribution of a Series' shares, the Distributor may realize a profit.

  Each Plan requires that at least quarterly the Trustees of the Trust review a written report with respect to the amounts expended under the Plan and the purposes for which such expenditures were made. While each Plan is in effect, the Trust will be required to commit the selection and nomination of candidates for Trustees who are not interested persons of the Trust to the discretion of other Trustees who are not interested persons. Each Plan continues in effect from year to year only provided such continuance is approved annually in advance by votes of the majority of both (a) the Board of Trustees of the Trust and (b) the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan and any agreements related to each Plan. No interested person of the Trust and no Trustee who is not an interested person of the Trust, as that term is defined in the Investment Company Act of 1940, has any direct or indirect financial interest in the operation of the Plans.


  The Trust's expenditures under the Plan totaled $15,144,023 for the fiscal year ended October 31, 1996. The 12b-1 payments were used for (1) compensating dealers $14,678,729, (2) compensating sales and service personnel $330,238, and (3) compensating the underwriter for marketing material $135,057.

                           MANAGEMENT OF THE TRUST

  The trustees and executive officers of the Trust and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is 56 Prospect Street, Hartford, Connecticut 06115-0480. On February 20, 1996, the shareholders elected to fix the number of trustees at fourteen and to elect Francis E. Jeffries, Everett L. Morris and Calvin J. Pedersen to fill the vacancies caused by the increase. The trustees and executive officers are listed below.

                              Position(s) with                       Principal Occupation(s)
Name, Address and Age             the Fund                            During Past Five Years
---------------------------  ------------------- ----------------------------------------------------------------
C. Duane Blinn (69)         Trustee              Partner in the law firm of Day, Berry & Howard.
Day, Berry & Howard                              Director/Trustee, Phoenix Funds (1980-present). Trustee
City Place                                       Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
Hartford, CT 06103                               Institutional Mutual Funds (1996-present). Director/Trustee, the National Affiliated Investment Companies (until 1993).

Robert Chesek (62)          Trustee              Trustee/Director, Phoenix Funds (1981-present) and Chairman
49 Old Post Road                                 (1989-1994). Trustee, Phoenix-Aberdeen Series Fund and Phoenix
Wethersfield, CT 06109                           Duff & Phelps Institutional Mutual Funds (1996-present).
                                                 Director/Trustee, the National Affiliated Investment Companies
                                                 (until 1993). Vice President, Common Stock, Phoenix Home Life
                                                 Mutual Insurance Company (1980-1994).

E. Virgil Conway (67)       Trustee              Chairman (1992-present), Metropolitan Transportation Authority.
9 Rittenhouse Road                               Trustee/Director, Consolidated Edison Company of New York, Inc.
Bronxville, NY 10708                             (1970-present), Pace University (1978-present), Atlantic Mutual
                                                 Insurance Company (1974-present), HRE Properties (1989-present),
                                                 Greater New York Councils, Boy Scouts of America (1985-present),
                                                 Union Pacific Corp. (1978-present), Blackrock Fund for Fannie
                                                 Mae Mortgage Securities (Advisory Director) (1990-present),
                                                 Centennial Insurance Company (1974-present), Josiah Macy, Jr.,
                                                 Foundation (1975-present), and The Harlem Youth Development
                                                 Foundation (1987-present). Chairman, Audit Committee of the City of New York (1981-1996). Director/Trustee, the National
                                                 Affiliated Investment Companies (until 1993). Director/Trustee,
                                                 Phoenix Funds (1993-present). Trustee, Phoenix-Aberdeen Series
                                                 Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                 (1996-present). Director, Duff & Phelps Utilities Tax-Free
                                                 Income Inc. and Duff & Phelps Utility and Corporate Bond Trust
                                                 Inc. (1995-present). Director, Accuhealth (1994-present), Trism,
                                                 Inc. (1994-present), and Realty Foundation of New York
                                                 (1972-present). Chairman, New York Housing Partnership
                                                 Development Corp. (1981-present), and Blackrock Fannie Mae
                                                 Mortgage Securities Fund (Advisory Director) (1989-1996) and
                                                 Advisory Director, Fund Directions (1993-present). Chairman,
                                                 Financial Accounting Standards Advisory Council (1992-1995).

Harry Dalzell-Payne (67)    Trustee              Director/Trustee, Phoenix Funds (1983-present). Trustee,
330 East 39th Street                             Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
Apartment 29G                                    Institutional Mutual Funds (1996-present). Director, Duff &
New York, NY 10016                               Phelps Utilities Tax-Free Income Inc. and Duff & Phelps Utility
                                                 and Corporate Bond Trust Inc. (1995-present). Director, Farragut
                                                 Mortgage Co., Inc. (1991-1994).Director/Trustee, the National
                                                 Affiliated Investment Companies (1983-1993). Formerly a Major
                                                 General of the British Army.

                                      22

                              Position(s) with                       Principal Occupation(s)
Name, Address and Age             the Fund                            During Past Five Years
---------------------------  ------------------- ----------------------------------------------------------------
*Francis E. Jeffries (66)   Trustee              Director and Chairman of the Board, Phoenix Duff & Phelps
6585 Nicholas Blvd.                              Corporation (1995-present). Director/Trustee, Phoenix Funds
Apt. 1601                                        (1995-present). Trustee, Phoenix-Aberdeen Series Fund and
Naples, FL 33963                                 Phoenix Duff & Phelps Institutional Mutual Funds (1996-present).
                                                 Director, Duff & Phelps Utilities Income Fund (1987-present),
                                                 Duff & Phelps Utilities Electric Company (1984-present).
                                                 Director (1989-1995), Chairman of the Board (1993-1995),
                                                 President (1989-1993), and Chief Executive Officer (1989-1995),
                                                 Duff & Phelps Corporation.

Leroy Keith, Jr. (58)       Trustee              Chairman and Chief Executive Officer, Carson Products Company
64 Ross Road                                     (1995-present). Director/Trustee, Phoenix Funds (1980-present).
Savannah, GA 31405                               Trustee, Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
                                                 Institutional Mutual Funds (1996-present). Director Equifax
                                                 Corp. (1991-present) and Keystone International Fund, Inc.
                                                 (1989-present). Trustee, Keystone Liquid Trust, Keystone Tax
                                                 Exempt Trust, Keystone Tax Free Fund, Master Reserves Tax Free
                                                 Trust, and Master Reserves Trust. Director/Trustee, the National
                                                 Affiliated Investment Companies (until 1993). Director, Blue
                                                 Cross/Blue Shield (1989-1993) and First Union Bank of Georgia
                                                 (1989-1993). President, Morehouse College (1987-1994). Chairman
                                                 and Chief Executive Officer, Keith Ventures (1994-1995).

*Philip R. McLoughlin (50)  Trustee and          Director, Vice Chairman and Chief Executive Officer, Phoenix
                            President            Duff & Phelps Corporation (1995-present). Director
                                                 (1994-present) and Executive Vice President, Investments,
                                                 Phoenix Home Life Mutual Insurance Company (1988-present).
                                                 Director/Trustee and President, Phoenix Funds (1989-present).
                                                 Trustee, Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
                                                 Institutional Mutual Funds (1996-present). Director, Duff &
                                                 Phelps Utilities Tax-Free Income Inc. (1995-present) and Duff &
                                                 Phelps Utility and Corporate Bond Trust Inc. (1995-present),
                                                 Director (1983-present) and Chairman (1995-present), Phoenix
                                                 Investment Counsel, Inc. Director (1984-present) and President
                                                 (1990-present), Phoenix Equity Planning Corporation. Director,
                                                 Phoenix Realty Group, Inc. (1994-present), Phoenix Realty
                                                 Advisors, Inc. (1987-present), Phoenix Realty Investors, Inc.
                                                 (1994-present), Phoenix Realty Securities, Inc. (1994-present),
                                                 PXRE Corporation (Delaware) (1985-present), and World Trust Fund
                                                 (1991-present). Director and Executive Vice President, Phoenix
                                                 Life and Annuity Company (1996-present), Director and Executive
                                                 Vice President, PHL Variable Insurance Company (1995-present), and Director, Phoenix Charter Oak Trust Company (1996-present).
                                                 Director/ Trustee, the National Affiliated Investment Companies
                                                 (until 1993). Director (1994-present), Chairman (1996-present)
                                                 and Chief Executive Officer (1995-1996), National Securities &
                                                 Research Corporation, and Director and President, Phoenix
                                                 Securities Group, Inc. (1993-1995). Director (1992-present) and
                                                 President (1992-1994) W.S. Griffith & Co., Inc. and Director
                                                 (1992-1995) and President (1992-1994), Townsend Financial
                                                 Advisers, Inc. Director and Vice President, PM Holdings, Inc.
                                                 (1985-present).

                                      23

                              Position(s) with                       Principal Occupation(s)
Name, Address and Age             the Fund                            During Past Five Years
---------------------------  ------------------- ----------------------------------------------------------------
Everett L. Morris (68)      Trustee              Vice President, W.H. Reaves and Company (1993-present).
164 Laird Road                                   Director/ Trustee, Phoenix Funds (1995-present). Trustee, Duff &
Colts Neck, NJ 07722                             Phelps Mutual Funds (1994-present). Trustee, Phoenix-Aberdeen
                                                 Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                 (1996-present). Director, Duff & Phelps Utilities Tax-Free
                                                 Income Inc. (1991-present), Incorporated (1989-1993). Senior
                                                 Executive Vice President and Chief Financial Officer, Public
                                                 Service Electric and Gas Company (1986-1992). Director, First
                                                 Fidelity Bank, N.A., N.J. (1984-1991).

James M. Oates (50)         Trustee              Managing Director, The Wydown Group (1994-present). Chairman,
60 State Street                                  IBEX Capital Markets LLC (1997-present). Director Phoenix Duff &
Suite 950                                        Phelps Corporation (1995-present). Director/Trustee, Phoenix
Boston, MA 02109                                 Funds Chairman, IBEX Capital Markets LLC (1987-present).
                                                 Trustee, Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
                                                 Institutional Mutual Funds (1996-present). Director, Govett
                                                 Worldwide Opportunity Funds, Inc. (1991-present), Blue Cross &
                                                 Blue Shield of New Hampshire (1994-present), Stifel Financial
                                                 (1996-present), Investors Bank and Trust Corporation
                                                 (1995-present), Investors Financial Services Corporation
                                                 (1995-present) and Plymouth Rubber Co. (1995-present). Member,
                                                 Chief Executives Organization (1996-present). Director/Trustee, the National Affiliated Investment Companies (until 1993).
                                                 Director (1984-1994), President (1984-1994) and Chief Executive
                                                 Officer (1986-1994).

*Calvin J. Pedersen (55)    Trustee              Director and President, Phoenix Duff & Phelps Corporation (1995-
55 East Monroe Street                            present). Director/Trustee, Phoenix Funds (1984-present).
Suite 3600                                       Trustee, Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
Chicago, IL 60603                                Institutional Mutual Funds (1996-present). President and Chief
                                                 Executive Officer Duff & Phelps Utilities Tax-Free Income Inc.
                                                 (1995-present), Duff & Phelps Utilities Income Fund. (since inception), and Duff & Phelps Utility and Corporate Bond Trust
                                                 Inc. (1995-present). Director (1986-1995), President (1993-1995)
                                                 and Executive Vice President (1992-1993), Duff & Phelps
                                                 Corporation.

Philip R. Reynolds (69)     Trustee              Director/Trustee, Phoenix Funds (1984-present). Trustee,
43 Montclair Drive                               Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
West Hartford, CT 06107                          Institutional Mutual Funds (1996-present). Director, Vestaur
                                                 Securities, Inc. (1972-present). Trustee and Treasurer, J.
                                                 Walton Bissell Foundation Inc. (1988-present). Director/Trustee, the National Affiliated Investment Companies (until 1993).

Herbert Roth, Jr. (68)      Trustee              Director/Trustee, Phoenix Funds (1980-present). Trustee,
134 Lake Street                                  Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
P.O. Box 909                                     Institutional Mutual Funds (1996-present). Director, Boston
Sherborn, MA 01770                               Edison Company Company (1972-present), Landauer, Inc. (medical services) (1970-present), Tech Ops./Sevcon, Inc. (electronic controllers) (1987-present), Key Energy Group (oil rig service)
                                                 (1988-1994), and Mark IV Industries (diversified manufacturer)
                                                 (1985-present). Director/ Trustee, the National Affiliated
                                                 Investment Companies (until 1993).

Richard E. Segerson (51)    Trustee              Director/Trustee, Phoenix Funds, (1993-present). Trustee,
102 Valley Road                                  Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
New Canaan, CT 06840                             Institutional Mutual Funds (1996-present). Managing Director,
                                                 Mullin Associates (1993-present). Vice President and General
                                                 Manager, Coates & Clark, Inc. (previously Tootal American, Inc.)
                                                 (1991-1993). Director/ Trustee, the National Affiliated
                                                 Investment Companies (1984-1993).

                                      24

                              Position(s) with                       Principal Occupation(s)
Name, Address and Age             the Fund                            During Past Five Years
---------------------------  ------------------- ----------------------------------------------------------------
Lowell P. Weicker, Jr. (65) Trustee              Trustee/Director, the Phoenix Funds (1995-present). Trustee,
Dresing Lierman Weicker                          Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
6931 Arlington Road                              Institutional Mutual Weicker (1995-present). Director, UST Inc.
Suite 501                                        (1995-present) and HPSC Inc. (1995-present). Chairman, Dresing,
Bethesda, MD 20814                               Lierman, Weicker (1995-present). Director, Duty Free
                                                 International (1997-present). Former Governor of the State of
                                                 Connecticut (1991-1995). Director, UST, Inc. (1995-present).

Michael E. Haylon (39)      Executive            Director and Executive Vice President-Investments, Phoenix Duff
                            Vice President       & Phelps Corporation (1995-present). Senior Vice President,
                                                 Securities Investments, Phoenix Home Life Mutual Insurance
                                                 Company (1993-1995). Executive Vice President, the Phoenix
                                                 Funds (1995-present), Phoenix-Aberdeen Series Fund
                                                 (1996-present), and Vice President, Phoenix Duff & Phelps
                                                 Institutional Mutual Funds (1996-present). Director
                                                 (1994-present), President (1995-present), and Executive Vice
                                                 President (1994-1995), Phoenix Investment Counsel, Inc. Director
                                                 (1994-present), President (1996-present) and Executive Vice
                                                 President (1994-1996), National Securities & Research
                                                 Corporation. Director, Phoenix Equity Planning Corporation
                                                 (1995-present). Various other positions with Phoenix Home Life
                                                 Insurance Company (1990-1993).

David R. Pepin (54)         Executive            Executive Vice President, Phoenix Funds, Phoenix-Aberdeen Series
                            Vice President       Fund and Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                                 present). Director, Phoenix Investment Counsel, Inc., National
                                                 Securities & Research Corporation and Phoenix Equity Planning
                                                 Corporation (1996-present). Executive Vice President, Mutual
                                                 Fund Sales and Operations, Phoenix Equity Planning Corporation
                                                 (1996-present). Managing Director, Phoenix-Aberdeen
                                                 International Advisors, LLC (1996-present). Executive Vice
                                                 President (1996-present) and Director (1997-present), Phoenix
                                                 Duff & Phelps Corporation. Vice President, Phoenix Home Life
                                                 Mutual Insurance Company (1994-1995). Vice Corporation
                                                 (1980-1994).

William J. Newman (57)      Executive            Executive Vice President (1995-present) and Chief Investment
                            Vice President       Strategist (1996-present), Phoenix Investment Counsel, Inc.
                                                 Senior Vice President (1995-1996), Executive Vice President and
                                                 Chief Investment Strategist (1996-present), National Securities
                                                 & Research Corporation. Senior Vice President, Phoenix Equity
                                                 Planning Corporation (1995-1996). Vice President, Common Stock
                                                 and Chief Investment Strategist, Phoenix Home Life Insurance
                                                 Company (April, 1995-November, 1995). Senior Vice President,
                                                 Phoenix Strategic Equity Series Fund (1996-present), The Phoenix
                                                 Edge Series Fund (1996-present), Phoenix Multi-Portfolio Fund
                                                 (1995-present), Phoenix Income and Growth Fund (1996-present),
                                                 Phoenix Series Fund (1995-present), Phoenix Strategic
                                                 Allocation Fund, Inc. (1996-present), Phoenix Worldwide
                                                 Opportunities Fund (1996-present), Phoenix Duff & Phelps
                                                 Institutional Funds (1996-present), and Phoenix-Aberdeen Series
                                                 Fund (1996-present). Chief Investment Strategist, Kidder,
                                                 Peabody Co., Inc. (1993-1994). Managing Director, Equities,
                                                 Bankers Trust Company (1991-1993).

                                      25

                              Position(s) with                       Principal Occupation(s)
Name, Address and Age             the Fund                            During Past Five Years
---------------------------  ------------------- ----------------------------------------------------------------
Michael K. Arends (43)      Vice President       Managing Director, Equities (1996-present), Vice President
                                                 (1994-1996), Phoenix Investment Counsel, Inc. Managing
                                                 Director, Equities (1996-present), Vice President (1994-1995),
                                                 National Securities & Research Corporation. Vice President,
                                                 Phoenix Series Fund (1994-present) and Phoenix Strategic Equity
                                                 Series Fund (1994-present). Portfolio Manger, Phoenix Home Life
                                                 Insurance Company (1994-1995). Various positions with Kemper
                                                 Financial Services (1989-1994).

Curtiss O. Barrows (45)     Vice President       Managing Director, Fixed Income (1996-present), Vice President
                                                 (1991-1996), Phoenix Investment Counsel, Inc. Managing Director,
                                                 Fixed Income (1996-present), Vice President (1993-1996),
                                                 National Securities & Research Corporation. Vice President,
                                                 Phoenix Series Fund (1985-present), The Phoenix Edge Series Fund
                                                 (1986-present) and Phoenix Multi-Portfolio Fund (1995-present).
                                                 Portfolio Manger, Public Bonds, Phoenix Home Life Insurance
                                                 Company (1991-1995). Various positions with Phoenix Home Life
                                                 Mutual Insurance Company (1985-1995).

Mary E. Canning (40)        Vice President       Managing Director, Investment Strategist (1996-present), Vice
                                                 President (1991-1996), Phoenix Investment Counsel, Inc. Managing
                                                 Director & Investment Strategist, Equities (1996-present),
                                                 National Securities & Research Corporation. Vice President,
                                                 Phoenix Series Fund (1987-present), The Phoenix Edge Series Fund
                                                 (1987-present) and Phoenix Strategic Allocation Fund, Inc.
                                                 (1996-present). Associate Portfolio Manager, Common Stock,
                                                 Phoenix Home Life Insurance Company (1991-1995). Various
                                                 positions with Phoenix Home Life Mutual Insurance Company
                                                 (1982-1989).

John M. Hamlin (38)         Vice President       Portfolio Manager, Equities (1996-present), Vice President
                                                 (1995-1996), Phoenix Investment Counsel, Inc. Portfolio
                                                 Manager, Equities (1996-present), Investment Officer
                                                 (1993-1996), National Securities & Research Corporation. Vice
                                                 President, Phoenix Income and Growth Fund (1993-present) and
                                                 Phoenix Series Fund (1994-present). Portfolio Manager, Common
                                                 Stock, Phoenix Home Life Insurance Company (1989-1995).

Van Harissis (36)           Vice President       Managing Director, Equities, (1996-present), Vice President
                                                 (May,1996-September, 1996) Phoenix Investment Counsel, Inc.
                                                 Managing Director, Equities (1996-present), National Securities
                                                 & Research Corporation. Vice President, Phoenix Series Fund
                                                 (1996-present). Portfolio Manager, Phoenix Home Life Mutual
                                                 Insurance Company (August, 1995-November, 1995). Senior
                                                 Portfolio Manager, Howe & Rusling, Inc.

William E, Keen III (33)    Vice President       Assistant Vice President, Phoenix Equity Planning Corporation
100 Bright Meadow Blvd.                          (1996-present). Vice President, Phoenix Funds, Phoenix-Aberdeen
PO Box 2200                                      Series Fund, and Phoenix Duff & Phelps Institutional Mutual
Enfield, CT 06083-2200                           Funds (1996-present). Assistant Vice President, US Affinity
                                                 Funds, US Affinity Investments LP, (1994-1995). Manager, Fund
                                                 Administration, SEI Corporation ( 1991-1994).

                                      26

                              Position(s) with                       Principal Occupation(s)
Name, Address and Age             the Fund                            During Past Five Years
---------------------------  ------------------- ----------------------------------------------------------------
Christopher J. Kelleher     Vice President       Managing Director, Fixed Income (1996-present), Vice President
(41)                                             (1991-1996), Phoenix Investment Counsel, Inc. Managing Director,
                                                 Fixed Income (1996-present), Vice President (1993-1996),
                                                 National Securities & Research Corporation. Vice President,
                                                 Phoenix Series Fund (1989-present), The Phoenix Edge Series Fund
                                                 (1989-present) and Phoenix Duff & Phelps Institutional Mutual
                                                 Funds. (1996-present). Portfolio Manager, Public Bonds, Phoenix
                                                 Home Life Insurance Company (1991-1995). Various positions with
                                                 Phoenix Home Life Mutual Insurance

William R. Moyer (52)       Vice President       Senior Vice President and Chief Financial Officer, Phoenix Duff
100 Bright Meadow Blvd.                          & Phelps Corporation (1995-present). Vice President, Investment
PO Box 2200                                      Products Finance, Phoenix Home Life Mutual Insurance Company
Enfield, CT 06083-2200                           (1990-1995). Senior Vice President (1990-present), Chief
                                                 Financial Officer (1996-present), Finance (until 1996) and
                                                 Treasurer (1994-1996), Phoenix Equity Planning Corporation.
                                                 Senior Vice President (1990-present), Chief Financial Officer
                                                 (1996-present), Finance (until 1996) and Treasurer
                                                 (1994-present), Phoenix Investment Counsel, Inc. Senior Vice
                                                 President (1994-present), Chief Financial Officer
                                                 (1996-present), Finance (until 1996), and Treasurer
                                                 (1994-present), National Securities & Research Corporation. Vice
                                                 President, Phoenix Funds (1990-present) and Phoenix-Aberdeen
                                                 Series Fund (1996-present). Vice President, the National
                                                 Affiliated Companies (until 1993). Senior Vice President,
                                                 Finance, Phoenix Securities Group, Inc. (1993-present). Senior
                                                 Vice President and Chief Financial Officer (1993-1995) and
                                                 Treasurer (1994-1995) W.S. Griffith & Co., Inc. and Townsend
                                                 Financial Advisers, Inc.

C. Edwin Riley, Jr. (43)    Vice President       Managing Director, Equities (1996-present), Vice President
                                                 (1995-1996) Phoenix Investment Counsel, Inc. Managing Director,
                                                 Equities (1996-present), National Securities & Research
                                                 Corporation. Vice President, The Phoenix Edge Series Fund
                                                 (1995-present), Phoenix Strategic Allocation Fund, Inc.
                                                 (1995-1996) and Phoenix Series Fund (1996-present). Portfolio
                                                 Manager, Phoenix Home Life Mutual Insurance Company (August,
                                                 1995-November, 1995). Director of Equity Management,
                                                 NationsBanc.

Amy L. Robinson (41)        Vice President       Managing Director, Equities Trading (1996-present), Vice
                                                 President (1992-1996), Phoenix Investment Counsel, Inc. Managing
                                                 Director, Equities Trading (1996-present), Vice President
                                                 (1993-1996), National Securities & Research Corporation. Vice
                                                 President, The Phoenix Edge Series Fund (1989-present) and
                                                 Phoenix Series Fund (1989-present). Managing Director,
                                                 Securities Administration, Phoenix Home Life Mutual Insurance
                                                 Company (1994-1995). Various positions with Phoenix Home Life
                                                 Mutual Insurance Company (1979-1994).

Leonard J. Saltiel (43)     Vice President       Managing Director, Operations and Service (1996-present), Senior
100 Bright Meadow Blvd.                          Vice President, (1994-1996), Phoenix Equity Planning
PO Box 2200                                      Corporation. Phoenix Funds Vice President, (1994-present),
Enfield, CT 06083-2200                           Phoenix Duff & Phelps Fund (1996-present), and National
                                                 Securities & Research Corporation (1994-1996). Vice President,
                                                 Investment Operations, Phoenix Home Life Mutual Insurance
                                                 Company. Various positions with Phoenix Home Life Mutual
                                                 Insurance Company (1987-1994).

                                      27

                              Position(s) with                       Principal Occupation(s)
Name, Address and Age             the Fund                            During Past Five Years
---------------------------  ------------------- ----------------------------------------------------------------
Dorothy J. Skaret (44)      Vice President       Director, Money Market Trading (1996-present), Vice President
                                                 (1991-1996), Phoenix Investment Counsel Inc. Director, Money
                                                 Market Trading (1996-present), Vice President (1993-1996),
                                                 National Securities & Research Corporation. Vice President,
                                                 Phoenix Series Fund (1990-present), The Phoenix Edge Series Fund
                                                 (1990-present), Phoenix-Aberdeen Series Fund (1996-present),
                                                 Phoenix Realty Securities, Inc. (1995-present), and Phoenix Duff
                                                 & Phelps Institutional Mutual Funds (1996-present). Director,
                                                 Public Fixed Income, Phoenix Home Life Mutual Insurance Company
                                                 (1991-1995). Various positions with Phoenix Home Life Mutual
                                                 Insurance Company (1986-1991).

James D. Wehr (39)          Vice President       Managing Director, Fixed Income (1996-present), Vice President
                                                 (1991-1996), Phoenix Investment Counsel, Inc. Managing Director,
                                                 Fixed Income (1996-present), Vice President (1993-1996),
                                                 National Securities & Research Corporation. Vice President,
                                                 Phoenix Multi-Portfolio Fund (1988-present), Phoenix Series Fund
                                                 (1990-present), The Phoenix Edge Series Fund (1991-present),
                                                 Phoenix California Tax Exempt Bonds, Inc. (1993-present) and
                                                 Phoenix Duff & Phelps Institutional Mutual Funds (1996-present).
                                                 Managing Director, Public Fixed Income, Phoenix Home Life
                                                 Insurance Company (1991-1995). Various positions with Phoenix
                                                 Home Life Mutual Insurance Company (1981-1991).

Nancy G. Curtiss (44)       Treasurer            Treasurer (1996-present), Vice President, Fund Accounting
                                                 (1994-1996), Phoenix Equity Planning Corporation. Treasurer,
                                                 Phoenix Funds (1994-present), Phoenix-Aberdeen Series Fund
                                                 (1996-present), and Phoenix Duff & Phelps Institutional Mutual
                                                 Funds (1996-present). Second Vice President and Treasurer, Fund
                                                 Accounting, Phoenix Home Life Mutual Insurance Company
                                                 (1994-1995). Various positions with Phoenix Home Life Mutual
                                                 Insurance Company (1987-1994).

G. Jeffrey Bohne (49)       Secretary            Vice President, Mutual Fund Customer Service, Phoenix Equity
101 Munson Street                                Planning Corporation (1996-present). Vice President, Transfer
Greenfield, MA 01301                             Agent Operations, Phoenix Equity Planning Corporation
                                                 (1993-1996). Clerk, Phoenix Investment Counsel, Inc.
                                                 (1995-present). Secretary, the Phoenix Funds (1993-present), and
                                                 Phoenix Duff & Phelps Institutional Mutual Funds (1996-present).
                                                 Clerk and Secretary, Phoenix-Aberdeen Series Fund
                                                 (1996-present). Vice President and General Manager, Phoenix Home
                                                 Life Mutual Insurance Company (1993-present). Assistant Vice
                                                 President, Phoenix Home Life Mutual Insurance Company
                                                 (1992-1993).

*Trustees identified with an asterisk are considered to be interested persons of the Trust (within the meaning of the Investment Company Act of 1940, as amended) because of their affiliation with Phoenix Investment Counsel, Inc., or Phoenix Equity Planning Corporation or Phoenix Duff & Phelps Corporation.

  At October 31, 1996, the Trustees and officers as a group owned less than 1% of the then outstanding shares of the Trust.

  For purposes hereof, "National Affiliated Investment Companies" refers to those mutual funds advised by National Securities & Research Corporation.

  For services rendered to the Trust during the fiscal year ended October 31, 1996, the Trustees received an aggregate of $127,468 from the Trust as Trustees' fees. For his services on the Boards of the Phoenix Funds, each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of $40,000 and $2,500 per joint meeting of the Boards. Each Trustee who serves on the Audit Committee receives a retainer at the annual rate of $2,000 and $2,000 per joint Audit Committee meeting attended. Each Trustee who serves on the Nominating Committee receives a retainer at the annual rate of $1,000 and $1,000 per joint Nominating Committee meeting attended. Each Trustee who serves on the Executive Committee and who is not an interested person of the Trust receives a retainer at the annual rate of $1,000 and $1,000 per joint Executive Committee meeting attended. Trustee fee costs are allocated equally to each of the Series and the Funds within the Phoenix Funds complex. The foregoing fees do not include reimbursement of expenses incurred in connection with meeting attendance. Officers are compensated for their services by the Adviser and receive no compensation from the Trust.

  For the Fund's last fiscal year ending October 31, 1996, the Trustees received the following compensation:

                                                                                    Total
                                                                                 Compensation
                                             Pension or                         From Fund and
                            Aggregate   Retirement Benefits     Estimated        Fund Complex
                          Compensation    Accrued as Part    Annual Benefits      (11 Funds)
          Name              From Fund     of Fund Expenses   Upon Retirement   Paid to Trustees
------------------------ --------------  ------------------- ----------------  -----------------
C. Duane Blinn              $11,635*                                               $53,750
Robert Chesek                 10,933                                                50,750
E. Virgil Conway              13,018                                                60,000
Harry Dalzell-Payne           10,933                                                51,000
Francis E. Jeffries                0                                                     0
Leroy Keith, Jr.              10,933             None               None            50,750
Philip R. McLoughlin               0           for any            for any                0
Everett L. Morris             7,700*           Trustee            Trustee           37,000
James M. Oates                12,555                                                57,750
Calvin J. Pedersen                 0                                                     0
Philip R. Reynolds            10,933                                                50,750
Herbert Roth, Jr.             13,720                                                63,000
Richard E. Segerson           12,555                                                58,000
Lowell P. Weicker, Jr.        12,555                                                57,750

*This compensation (and the earnings thereon) was deferred pursuant to the Trustees' Deferred Compensation Plan.



                              OTHER INFORMATION


Financial Statements
  Financial information relating to the Trust is contained in the Annual Report to Shareholders for the year ended October 31, 1996 and is available by calling Equity Planning at (800) 243-4361, or by writing to Equity Planning at 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200. The Annual Report is incorporated into this Statement of Additional Information by reference. A copy of the Annual Report must precede or accompany this Statement of Additional Information.

Independent Accountants
  Price Waterhouse LLP with principal offices at 160 Federal Street, Boston, MA 02110, has been selected independent accountants for the Fund. Price Waterhouse LLP audits the Trust's annual financial statements and expresses an opinion thereon.

[FRONT COVER]
                                                  OCTOBER 31, 1996


Phoenix
Series Fund
Annual Report

                    Balanced Fund Series
                    Convertible Fund Series
                    Growth Fund Series
                    Aggressive Growth Fund Series
                    High Yield Fund Series
                    U.S. Government Securities Fund Series
                    Money Market Fund Series

[LOGOTYPE] PHOENIX
           DUFF & PHELPS

                                                  PHOENIX
                                                  ANNUAL REPORT

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Chairman's
Message

Dear Shareholders:

     We are pleased to provide this consolidated report for the Phoenix Series Fund, covering the twelve months ended October 31, 1996.

     In addition to the summary of economic and market activity outlined below, this report includes portfolio commentary and a complete list of investments for each Phoenix Series Fund.

The Economy and the Markets

     Over this latest reporting period, the financial markets remained volatile as Wall Street debated whether the U.S. economy was growing too fast. While a robust economy may be good for corporate profits, it can also serve as a catalyst for higher inflation. Although economic activity has clearly accelerated since year-end 1995 and labor markets are currently very tight, we have yet to see any conclusive evidence of broad price increases as measured by the Consumer Price Index (CPI) and Producer Price Index (PPI). Based on the Federal Reserve's continued reluctance to raise short-term rates and the bond market's strong rally since mid-September, it would appear that some of the inflation fears plaguing the financial markets have dissipated.

     Despite increasing interest rates and waning corporate earnings momentum during 1996, U.S. stock prices forged higher, fueled by unprecedented cash inflows into equity mutual funds and continued corporate share buybacks. As measured by the Standard & Poor's 500 Composite Index, the U.S. stock market posted an impressive total return of 24.20% over this twelve month period. Although this remarkable rally dates back to December 1994, the past year has been one of tremendous rotation among various sectors of the stock market--a manifestation of increasing investor uncertainty over the direction of interest rates and the economy.

     After a disappointing first half of 1996, the bond market began showing signs of renewed strength as concerns over inflation diminished. During this latest reporting cycle, interest rates fluctuated dramatically, as nervous investors pushed the yield on the bell weather 30-year Treasury bond as high as 7.19% and as low as 5.95%. Despite all the market gyrations, the "long bond" finished the fiscal reporting period at 6.64%--only 0.35% higher than where it stood one year ago. Relative to the stellar gains of 1995, the bond market, as measured by the Lehman Brothers Aggregate Bond Index, posted only a modest return of 5.85% over the last twelve months.

Outlook

     As we move closer to 1997, we are encouraged to see that much of the pessimism that has afflicted the bond market this year appears to have subsided. Although concerns over inflation are still present, the latest reports suggest that we could see more moderate economic growth going forward. If this outlook is correct, it will not only be a welcome relief for fixed-income investors, but will also add further confidence to an already bullish stock market. Since we view the U.S. equity market as being mature and late-cycle, we continue to believe that stock selection will be critical and that growth-oriented companies should provide market leadership in this type of investment environment.

     On behalf of the Phoenix Funds, I want to thank you for investing with us. We look forward to continuing to serve your investment needs.

                                   Sincerely,


                                   /s/ Philip R. McLoughlin

                                   Philip R. McLoughlin, Chairman

                               Table of Contents

                                                   Page

Equity Funds
  The Balanced Fund Series                           1
  The Convertible Fund Series                       10
  The Growth Fund Series                            18
  The Aggressive Growth Fund Series                 26
Fixed Income Funds
  The High Yield Fund Series                        33
  The U.S. Government Securities Fund Series        41
The Money Market Fund Series                        47
Notes to Financial Statements                       53
Fund Features and General Information               58

-------------------------------------------------------------------------------
BALANCED FUND SERIES
-------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT

  Aided by the long bull market in U.S. stocks, Phoenix Balanced Fund posted double-digit gains during this fiscal reporting period. For the twelve months ended October 31, 1996, Class A shares provided a total return of 12.03% and Class B shares returned 11.24%. Despite these solid results, the Fund trailed its composite benchmark, which returned 15.64% over the same period.* All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges.

   The Fund's results over this latest reporting cycle were held back primarily because of the relative underperformance of our consumer cyclical, health care and consumer staples stocks. Positive contributors to performance included excellent stock selection within the energy and basic materials sectors as well as a modest overweighting within the strongly performing capital goods group. Additionally, the portfolio's fixed-income segment continued to significantly outperform its benchmark, the Lehman Brothers Aggregate Bond Index, throughout this reporting period.

   Moving ahead, we have positioned the equity portion of the Fund for a less robust economic climate and slower earnings growth. In this type of environment, "true-growth" companies have historically provided superior returns relative to "value" stocks. More specifically, our strategy emphasizes high-quality, large-cap growth stocks and focuses on such compelling investment themes as 21st Century Medicine (health care), Hybrid Network (technology) and Deregulating Financial Services (financial services). In terms of our fixed-income allocation, we continue to utilize our sector rotation approach with a strong emphasis on U.S. treasuries and mortgage-backed securities. As of October 31, 1996, the Fund's asset allocation mix was 55% equity, 38% fixed income and 7% cash equivalents.

   *The Balanced Benchmark is calculated by Frank Russell Company based on the performance of the following indexes: 55% S&P 500, 35% Lehman Brothers Aggregate Bond Index and 10% U.S. Treasury Bills.

INVESTOR PROFILE

  The Balanced Fund is best suited for an investor seeking to supplement current income while maintaining the potential for future growth and the conservation of capital.

--------------------------------------------------------------------------------
Balanced Fund Series
--------------------------------------------------------------------------------

[LINE CHART]
                                                        Phoenix
                                       Balanced         Balanced
                                       Benchmark        Fund --
                     S&P 500*          Index**          Class A
                     --------          -----            -------
      1986            10000            10000               9525
      1987            10641            10619              10551
      1988            12183            11982              10776
      1989            15377            14310              12996
      1990            14221            14152              13608
      1991            18985            17599              17181
      1992            20875            19265              18859
      1993            23986            21705              20730
      1994            24929            21981              20050
      1995            31514            26478              23161
      1996            39140            30619              25949

[/LINE CHART]

Average Annual Total Returns for the Periods Ending 10/31/96     From Inception
                                                                   7/15/94 to
                                    1 Year   5 Years    10 Years     10/31/96
--------------------------------------------------------------------------------
Class A with 4.75% sales charge       6.71%     7.54%     10.00%       --
--------------------------------------------------------------------------------
Class A at net asset value           12.03%     8.60%     10.54%       --
--------------------------------------------------------------------------------
Class B with CDSC                     7.24%      --         --       10.18%
--------------------------------------------------------------------------------
Class B at net asset value           11.24%      --         --       11.33%
--------------------------------------------------------------------------------
Balanced Benchmark**                 15.64%    11.71%     11.84%     24.21%***
--------------------------------------------------------------------------------
S&P 500 Index*                       24.20%    15.57%     14.62%     16.73%
--------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 10/31/86 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. The total return (since inception 7/15/94) for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%-3rd year, 2%-4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

*The S&P 500 Stock Index is an unmanaged but commonly used measure of stock total return performance. The S&P 500 performance does not reflect sales charges.

**The Balanced Benchmark is calculated based upon the performance of the following indexes: 55% S&P 500/35% Lehman Brothers' Aggregate Bond Index/10% U.S. Treasury Bills and is produced by Frank Russell Company. The index's performance does not reflect sales charges.

***Index information from 7/31/94 to 10/31/96.

--------------------------------------------------------------------------------
Balanced Fund Series
--------------------------------------------------------------------------------


                       INVESTMENTS AT OCTOBER 31, 1996

                                                                   STANDARD
                                                                   & POOR'S       PAR
                                                                    RATING       VALUE
                                                                  (Unaudited)    (000)         VALUE
                                                                 ------------ -----------  ---------------
U.S. GOVERNMENT AND AGENCY SECURITIES--23.2%
U.S. Treasury Notes--13.7%
 U.S. Treasury Notes 4.75%, '98                                    AAA          $ 30,000    $ 29,492,700
 U.S. Treasury Notes 6.375%, '99                                   AAA            50,000      50,630,000
 U.S. Treasury Notes 6.875%, '00                                   AAA            61,000      62,660,420
 U.S. Treasury Notes 6.25%, '01                                    AAA           120,000     120,806,040
                                                                                              -----------
                                                                                             263,589,160
                                                                                              -----------
U.S. Treasury Bonds--5.4%
 U.S. Treasury Bonds 6.50%, '06                                    AAA           102,505     103,530,050
                                                                                              -----------
Agency Mortgage-Backed Securities--4.1%
 GNMA 6.50%, '23-'26                                               AAA            82,268      79,097,342
                                                                                              -----------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
 (Identified cost $445,202,047)                                                              446,216,552
                                                                                              -----------
NON-CONVERTIBLE BONDS--8.3%
Asset-Backed Securities--1.1%
 Airplanes Pass Through Trust 1D 10.875%, '19                      BB              2,050       2,224,250
 Fleetwood Credit Corp. 96-B, A 6.90%, '12                         AAA             4,027       4,088,579
 Green Tree Financial Corp. 96-2, M1 7.60%, '27                    AA-             7,150       7,125,422
 Green Tree Financial Corp. 96-4, M1 7.75%, '27                    AA-             3,475       3,558,400
 Green Tree Financial Corp. 96-4, A6 7.40%, '27                    AAA             4,500       4,561,172
                                                                                              -----------
                                                                                              21,557,823
                                                                                              -----------
Non-Agency Mortgage-Backed Securities--6.7%
 CS First Boston Mtg. 95-AE1, B 7.182%, '27
                                                                   AA-             6,260       6,236,525
 DLJ Mortgage Corp. 96-CF1, A1B 144A 7.58%, '28 (c)                AAA             4,975       5,142,906
 G.E. Capital Mortgage Service 96-8, M 7.25%, '26                  AA              4,186       4,096,883
 Lehman Commercial Conduit 95-C2, B 7.184%, '05                    AA              6,442       6,462,401
 Merrill Lynch Mortgage, Inc. 95-C2, B 7.53%, '21                  AA(d)           3,277       3,335,459
 Merrill Lynch Mortgage, Inc. 95-C3, B 7.149%, '25                 AA              7,500       7,422,656
 Merrill Lynch Mortgage, Inc. 96-C1, B 7.42%, '28                  AA              7,080       7,148,587
 Nationslink Funding Corp. 96-1, B 7.69%, '05                      AA              5,907       6,045,426
 Prudential Home Mortgage Securities 93-L, 2B3 144A 6.641%, '23
  (c)                                                              A(d)            5,000       4,678,125
 Residential Asset Securitization Trust 96-A8, C2 8%, '26          AAA             4,497       4,572,887
 Residential Funding Mortgage 96-S8, A4 6.75%, '11                 AAA             2,787       2,739,822
Non-Agency Mortgage-Backed Securities--continued
 Residential Funding Mortgage 96-S1, A11 7.10%, '26                AAA          $  7,000    $  6,698,125
 Residential Funding Mortgage 96-S4, M1 7.25%, '26                 AA              5,691       5,537,803
 Resolution Trust Corp. 93-C1, B 8.75%, '24                        AA(d)           5,675       5,822,195
 Resolution Trust Corp. 95-C1, B 6.90%, '27                        AA(d)           6,900       6,805,125
 Resolution Trust Corp. 95-C2, B 6.80%, '27                        AA(d)          14,381      13,981,425
 Resolution Trust Corp. 95-2, M2 7.009%, '29                       AA(d)           4,965       4,959,018
 Securitized Asset Sales 93-J, 2B 6.808%, '23                      A(d)            7,290       6,804,736
 Structured Asset Securities Corp. 95-C1, C 7.375%, '24            A              10,151      10,065,351
 Structured Asset Securities Corp. 95-C4, B 7%, '26                AA              5,000       4,892,188
 Structured Asset Securities Corp. 96-CFL, C 6.525%, '28           A               5,460       5,291,081
                                                                                              -----------
                                                                                             128,738,724
                                                                                              -----------
Paper & Forest Products--0.2%
 Buckeye Cellulose Corp. 9.25%, '08                                BB-             4,185       4,237,312
                                                                                              -----------
Publishing, Broadcasting, Printing & Cable--0.1%
 Rogers Communications, Inc. 9.125%, '06                           BB-             1,000         945,000
                                                                                              -----------
Truckers & Marine--0.1%
 Teekay Shipping Corp. 8.32%, '08                                  BB              1,675       1,628,938
                                                                                              -----------
Utility--Gas--0.1%
 Petropower Funding 144A 7.36%, '14 (c)                            BBB             2,900       2,782,492
                                                                                              -----------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $159,703,819)                                                              159,890,289
                                                                                              -----------
FOREIGN GOVERNMENT SECURITIES--3.0%
Argentina--0.5%
 Republic of Argentina Discount L-GL Euro 6.438%, '23 (f)          BB-             9,500       6,893,437
 Republic of Argentina Par L-GP 5.25%, '23 (f)                     BB-             5,750       3,424,844
                                                                                              -----------
                                                                                              10,318,281
                                                                                              -----------
Brazil--0.6%
 Republic of Brazil Discount Series ZL Euro 6.50%, '24 (f)         B+              8,500       6,268,750
 Republic of Brazil Par Z-L Euro 4.25%, '24 (f)                    B(d)            9,000       5,400,000
                                                                                              -----------
                                                                                              11,668,750
                                                                                              -----------
                        See Notes to Financial Statements

                                                                               3

--------------------------------------------------------------------------------
Balanced Fund Series
--------------------------------------------------------------------------------

                                                                   STANDARD
                                                                   & POOR'S       PAR
                                                                    RATING       VALUE
                                                                  (Unaudited)    (000)         VALUE
                                                                 ------------ -----------  ---------------

Colombia--0.7%
 Republic of Colombia 7.25%, '03                                   BBB-         $  8,950    $ 8,612,496
 Republic of Colombia Euro
  9%, '97                                                          BBB-            5,000      5,053,800
                                                                                           -------------
                                                                                             13,666,296
                                                                                           -------------
Mexico--0.7%
 United Mexican Discount B Euro 6.391%, '19 (e) (f)                BB              8,500      6,991,250
 United Mexican States Series B Euro 6.25%, '19 (e)                BB              3,500      2,454,375
 United Mexican States 144A 7.688%, '01 (c) (f)                    BAA(d)          4,235      4,236,270
                                                                                           -------------
                                                                                             13,681,895
                                                                                           -------------
Panama--0.5%
 Panama IRB 144A 3.50%, '14 (c) (f)                                NR              7,000      4,620,000
 Panama PDI 144A 6.75%, '16 (c) (f)                                NR              6,000      4,462,500
                                                                                           -------------
                                                                                              9,082,500
                                                                                           -------------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $54,110,016)                                                               58,417,722
                                                                                           -------------
FOREIGN NON-CONVERTIBLE BONDS--0.4%
Indonesia--0.2%
 Asia Pulp & Paper Co. Yankee 11.75%, '05                          BB              3,545      3,682,369
                                                                                           -------------
Sweden--0.2%
 Astra Overseas Financial 144A 8.75%, '03 (c)                      NR              4,100      4,100,000
                                                                                           -------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $7,584,277)                                                                 7,782,369
                                                                                           -------------
MUNICIPAL BONDS--2.5%
California--1.5%
 Kern County Pension Obligation Taxable 7.26%, '14                 AAA             6,830      6,771,399
 Long Beach Pension Obligation Taxable 6.87%, '06                  AAA             3,090      3,070,966
 Orange County Pension Series A Taxable 7.62%, '08                 AAA             9,310      9,706,140
 San Bernardino County Obligation Revenue Taxable 6.87%, '08       AAA             1,480      1,462,003
 San Bernardino County Obligation Revenue Taxable 6.94%, '09       AAA             4,035      4,000,743
 Ventura County Pension Taxable 6.58%, '06                         AAA             3,560      3,459,786
                                                                                           -------------
                                                                                             28,471,037
                                                                                           -------------
Florida--0.9%
 Dade County Educational Facs Authority 5.75%, '20                 AAA               975        983,063
Florida--continued
 Miami Beach Special Obligation Taxable 8.60%, '21                 AAA          $ 11,675    $12,686,522
 University Miami Exchange Revenue A 7.65%, '20                    AAA             3,460      3,458,789
                                                                                           -------------
                                                                                             17,128,374
                                                                                           -------------
Virginia--0.1%
 Newport News Taxable Series B 7.05%, '25                          AA-             1,500      1,427,415
                                                                                           -------------
TOTAL MUNICIPAL BONDS
 (Identified cost $47,081,108)                                                               47,026,826
                                                                                           -------------
CONVERTIBLE BONDS--0.5%
Retail--0.5%
 Staples, Inc. Subordinate Debenture Convertible 144A 4.50%, '00
  (c)                                                              B+             10,000     10,400,000
                                                                                           -------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $10,000,000)                                                               10,400,000
                                                                                           -------------

                                                 SHARES
                                                ---------
COMMON STOCKS--53.2%
Aerospace & Defense--1.6%
 Boeing Co.                                     200,100     19,084,537
 United Technologies Corp.                       92,500     11,909,375
                                                             -----------
                                                            30,993,912
                                                             -----------
Auto & Truck Parts--0.6%
 Lear Corp. (b)                                 300,600     11,122,200
                                                             -----------
Banks--2.7%
 BankAmerica Corp.                               88,000      8,052,000
 Chase Manhattan Corp.                          262,200     22,483,650
 Citicorp                                       221,600     21,938,400
                                                             -----------
                                                            52,474,050
                                                             -----------
Beverages--1.6%
 Coca-Cola Co.                                  375,000     18,937,500
 PepsiCo, Inc.                                  374,500     11,094,562
                                                             -----------
                                                            30,032,062
                                                             -----------
Chemical--1.7%
 Du Pont (E.I.) de Nemours & Co.                 75,000      6,956,250
 Monsanto Co.                                   650,000     25,756,250
                                                             -----------
                                                            32,712,500
                                                             -----------
Computer Software & Services--3.4%
 Computer Associates International, Inc.        350,000     20,693,750
 First Data Corp.                               266,700     21,269,325
 Netscape Communications Corp. (b)              285,300     12,624,525
 Oracle Corp. (b)                               250,000     10,578,125
                                                             -----------
                                                            65,165,725
                                                             -----------
Conglomerates--0.7%
 AlliedSignal, Inc.                             200,000     13,100,000
                                                             -----------
Cosmetics & Soaps--1.5%
 Colgate Palmolive Co.                           10,600        975,200
 Gillette Co.                                   250,000     18,687,500
 Procter & Gamble Co.                           100,000      9,900,000
                                                             -----------
                                                            29,562,700
                                                             -----------

                       See Notes to Financial Statements
4

--------------------------------------------------------------------------------
Balanced Fund Series
--------------------------------------------------------------------------------

                                              SHARES         VALUE
                                             ---------  ----------------
Diversified Financial Services--3.2%
 Conseco, Inc.                                200,000    $   10,700,000
 Donaldson Lufkin & Jenrette                  150,000         4,818,750
 First USA, Inc.                              300,000        17,250,000
 MBNA Corp.                                   170,000         6,417,500
 Travelers Group, Inc.                        401,200        21,765,100
                                                         -------------
                                                             60,951,350
Electrical Equipment--2.9%                               -------------
 General Electric Co.                         400,000        38,700,000
 Honeywell, Inc.                              175,000        10,871,875
 Westinghouse Electric Corp.                  380,000         6,507,500
                                                         -------------
                                                             56,079,375
Electronics--2.5%                                        -------------
 Intel Corp.                                  434,000        47,685,750
                                                         -------------
Food--0.4%
 Campbell Soup Co.                            100,000         8,000,000
                                                         -------------
Healthcare--Diversified--0.5%
 Bristol-Myers Squibb Co.                      90,000         9,517,500
                                                         -------------
Healthcare--Drugs--2.6%
 Amgen, Inc. (b)                              125,000         7,664,063
 Merck & Co., Inc.                            287,200        21,288,700
 Pfizer, Inc.                                 265,000        21,928,750
                                                         -------------
                                                             50,881,513
Hospital Management & Services--1.0%                     -------------
 Columbia/HCA Healthcare Corp.                525,000        18,768,750
                                                         -------------
Insurance--2.4%
 Allstate Corp.                               400,000        22,450,000
 American International Group, Inc.           194,400        21,116,700
 TIG Holdings, Inc.                           100,000         2,887,500
                                                         -------------
                                                             46,454,200
Lodging & Restaurants--1.3%                              -------------
 Hilton Hotels Corp.                          300,000         9,112,500
 Marriott International, Inc.                 280,000        15,925,000
                                                         -------------
                                                             25,037,500
                                                         -------------
Machinery--0.8%
 Dover Corp.                                  299,000        15,361,125
                                                         -------------
Medical Products & Supplies--2.1%
 Abbott Laboratories                          100,000         5,062,500
 Johnson & Johnson                            214,300        10,554,275
 Medtronic, Inc.                              374,900        24,134,188
                                                         -------------
                                                             39,750,963
                                                         -------------
Natural Gas--1.5%
 Anadarko Petroleum Corp.                     175,000        11,134,375
 Columbia Gas System, Inc.                     85,000         5,163,750
 Consolidated Natural Gas Co.                 150,000         7,968,750
 PanEnergy Corp.                              140,000         5,390,000
                                                         -------------
                                                             29,656,875
                                                         -------------
Office & Business Equipment--3.2%
 International Business Machines Corp.        194,100        25,038,900
 Sun Microsystems, Inc. (b)                   380,000        23,180,000
 Xerox Corp.                                  300,000        13,912,500
                                                         -------------
                                                             62,131,400
                                                         -------------
Oil--1.0%
 Chevron Corp.                                300,000        19,725,000
                                                         -------------
Oil Service & Equipment--3.7%
 Baker Hughes, Inc.                           366,600    $   13,060,125
 ENSCO International, Inc. (b)                432,900        18,722,925
 Halliburton Co.                              132,700         7,514,137
 Schlumberger Ltd.                            100,000         9,912,500
 Tidewater, Inc.                              244,700        10,705,625
 Transocean Offshore, Inc.                    175,000        11,068,750
                                                         -------------
                                                             70,984,062
                                                         -------------
Polution Control--0.2%
 U.S.A. Waste Services, Inc. (b)              100,000         3,200,000
                                                         -------------
Professional Services--2.1%
 CellNet Data Systems (b)                      91,500         1,338,188
 Corrections Corporations of America (b)      357,100         9,284,600
 HFS, Inc. (b)                                251,800        18,444,350
 Marsh & McLennan Cos., Inc.                  100,000        10,412,500
                                                         -------------
                                                             39,479,638
                                                         -------------
Retail--3.5%
 Federated Department Stores, Inc. (b)        300,000         9,900,000
 Home Depot, Inc.                             320,000        17,520,000
 Lowe's Companies, Inc.                       125,000         5,046,875
 Melville Corp.                               450,000        16,762,500
 Petsmart, Inc. (b)                           635,900        17,169,300
                                                         -------------
                                                             66,398,675
                                                         -------------
Retail--Food--1.2%
 Safeway, Inc. (b)                            529,100        22,685,162
                                                         -------------
Telecommunications Equipment--2.1%
 Cisco Systems, Inc. (b)                      450,000        27,843,750
 Newbridge Networks Corp. (b)                 422,100        13,348,913
                                                         -------------
                                                             41,192,663
Textile & Apparel--1.2%                                  -------------
 Nike, Inc. Class B                           400,000        23,550,000
                                                         -------------
TOTAL COMMON STOCKS
 (Identified cost $905,663,332)                           1,022,654,650
                                                         -------------
FOREIGN COMMON STOCKS--1.5%
Oil--1.5%
 British Petroleum PLC ADR (United Kingdom)    75,000         9,646,875
 Royal Dutch Petroleum Co. ADR NY Reg.
  (Netherlands)                               120,000        19,845,000
                                                         -------------
                                                             29,491,875
TOTAL FOREIGN COMMON STOCKS                              -------------

 (Identified cost $28,187,373)                               29,491,875
                                                         -------------
TOTAL LONG-TERM INVESTMENTS--92.6%
 (Identified cost $1,657,531,972)                         1,781,880,283
                                                         -------------

                        See Notes to Financial Statements

--------------------------------------------------------------------------------
Balanced Fund Series
--------------------------------------------------------------------------------

                                                     STANDARD
                                                     & POOR'S      PAR
                                                      RATING      VALUE
                                                   (Unaudited)    (000)         VALUE
                                                   ------------  -------- -----------------
SHORT-TERM OBLIGATIONS--8.0%
Commercial Paper--6.8%
 CXC, Inc. 5.70%, 11-1-96                            A-1+        $ 6,180   $    6,180,000
 Amoco Co. 5.20%, 11-6-96                            A-1+          1,165        1,164,159
 Shell Oil Co. 5.20%, 11-6-96                        A-1+          1,185        1,184,144
 Coca-Cola Co. 5.18%, 11-7-96                        A-1+         13,145       13,133,651
 Corporate Receivables Corp. 5.23%, 11-7-96          A-1          25,000       24,978,208
 Gannett Co. 5.23%, 11-7-96                          A-1           5,000        4,995,642
 Southwestern Bell Telephone Co. 5.37%, 11-14-96     A-1+            930          928,021
 Beta Finance, Inc. 5.50%, 11-15-96                  A-1+          1,990        1,985,744
 Preferred Receivables Funding Corp. 5.26%,
  11-19-96                                           A-1          18,575       18,526,148
 McKenna Triangle National Corp. 5.25%, 12-5-96      A-1+         13,085       13,020,120
 Private Export Funding Corp. 5.45%, 12-5-96         A-1+          5,000        4,973,951
 Exxon Imperial U.S., Inc. 5.23%, 12-11-96           A-1+         12,500       12,427,361
 Cargill, Inc. 5.37%, 12-12-96                       A-1+          4,280        4,253,824
 Minnesota Mining & Manufacturing Co. 5.21%,
  12-20-96                                           A-1+         16,826       16,698,012
 Private Export Funding Corp. 5.30%, 1-28-97         A-1+          5,000        4,934,500
 Beta Finance, Inc. 5.38%, 2-25-97                   A-1+          2,000        1,965,560
                                                                            -------------
                                                                              131,349,045
                                                                            -------------
Federal Agency Securities--1.2%
 Federal National Mortgage Assoc. 5.26%, 11-18-96                $ 2,500   $    2,493,398
 Federal National Mortgage Assoc. 5.25%, 11-27-96                  2,620        2,609,806
 Federal National Mortgage Assoc. 5.63%, 12-19-96                  5,000        5,002,088
 Federal Home Loan Banks 5.28%, 3-27-97                            5,000        4,893,850
 Federal Farm Credit Bank 5.40%, 4-1-97                            3,000        3,001,530
 Federal Farm Credit Bank 5.64%, 11-3-97(f)                        5,000        5,003,700
                                                                            -------------
                                                                               23,004,372
                                                                            -------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $154,352,109)                                               154,353,417
                                                                            -------------
TOTAL INVESTMENTS--100.6%
 (Identified cost $1,811,884,081)                                           1,936,233,700(a)
 Cash and receivables, less liabilities--(0.6%)                               (12,719,060)
                                                                            -------------
NET ASSETS--100.0%                                                         $1,923,514,640
                                                                            =============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $147,116,372 and gross depreciation of $24,101,011 for income tax purposes. At October 31, 1996, the aggregate cost of securities for federal income tax purposes was $1,813,218,339.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1996, these securities amounted to a value of $40,422,293 or 2.1% of net assets.
(d) As rated by Moody's, Fitch or Duff and Phelps.
(e) Mexico Value Recovery Euro Rights incorporated as a unit.
(f) Variable or step coupon bond; interest rate shown reflects the rate currently in effect.
ADR--American Depository Receipt

                        See Notes to Financial Statements
6

--------------------------------------------------------------------------------
Balanced Fund Series
--------------------------------------------------------------------------------


                     STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1996

 Assets
Investment securities at value
  (Identified cost $1,811,884,081)                           $1,936,233,700
Short-term investments held as collateral for loaned
  securities                                                     48,955,252
Cash                                                                 54,100
Receivables
 Investment securities sold                                       8,618,448
 Fund shares sold                                                   274,704
 Dividends and interest                                           7,051,474
                                                              ---------------
  Total assets                                                2,001,187,678
                                                              ---------------

Liabilities
Payables
 Collateral on securities loaned                                 48,955,252
 Investment securities purchased                                 19,274,697
 Fund shares repurchased                                          7,168,538
 Investment advisory fee                                            830,593
 Transfer agent fee                                                 690,689
 Distribution fee                                                   430,011
 Financial agent fee                                                 49,608
 Trustees' fee                                                       11,502
Accrued expenses                                                    262,148
                                                              ---------------
  Total liabilities                                              77,673,038
                                                              ---------------
Net Assets                                                   $1,923,514,640
                                                              ===============

Net Assets Consist of:
Capital paid in on shares of beneficial interest             $1,599,486,131
Undistributed net investment income                               4,825,975
Accumulated net realized gain                                   194,852,915
Net unrealized appreciation                                     124,349,619
                                                              ---------------
Net Assets                                                   $1,923,514,640
                                                              ===============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,897,305,528)           108,037,856

Net asset value per share                                             $17.56
Offering price per share
 $17.56/(1-4.75%)                                                     $18.44

Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $26,209,112)                 1,494,605

Net asset value and offering price per share                          $17.54

                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1996

 Investment Income
Dividends                                                    $ 16,952,843
Interest                                                       63,756,623
Security lending                                                  794,362
                                                              ------------
   Total investment income                                     81,503,828
                                                              ------------

Expenses
Investment advisory fee                                        11,281,357
Distribution fee--Class A                                       5,381,611
Distribution fee--Class B                                         223,213
Financial agent fee                                               652,490
Transfer agent                                                  3,692,149
Printing                                                          475,575
Custodian                                                         199,667
Professional                                                       72,566
Registration                                                       47,619
Trustees                                                           19,434
Miscellaneous                                                      18,408
                                                              ------------
   Total expenses                                              22,064,089
                                                              ------------
Net investment income                                          59,439,739
                                                              ------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                               195,766,827
Net realized loss on foreign currency transactions                   (300)
Net change in unrealized appreciation (depreciation) on
  investments                                                  (9,808,717)
                                                              ------------
Net gain on investments                                       185,957,810
                                                              ------------
Net increase in net assets resulting from operations         $245,397,549
                                                              ============

                        See Notes to Financial Statements
                                                                               7

--------------------------------------------------------------------------------
Balanced Fund Series
--------------------------------------------------------------------------------


                      STATEMENT OF CHANGES IN NET ASSETS

                                                                     Year Ended         Year Ended
                                                                  October 31, 1996   October 31, 1995
                                                                   ----------------- -----------------
From Operations
 Net investment income                                                $59,439,739        $79,057,337
 Net realized gain                                                    195,766,527        145,666,021
 Net change in unrealized appreciation (depreciation)                  (9,808,717)       118,762,724
                                                                      -----------        -----------
 Increase in net assets resulting from operations                     245,397,549        343,486,082
                                                                      -----------        -----------
From Distributions to Shareholders
 Net investment income--Class A                                       (62,440,078)       (77,388,590)
 Net investment income--Class B                                          (463,570)          (288,920)
 Net realized gains--Class A                                         (124,234,079)                --
 Net realized gains--Class B                                             (996,128)                --
                                                                      -----------        -----------
 Decrease in net assets from distributions to shareholders           (188,133,855)       (77,677,510)
                                                                      -----------        -----------
From Share Transactions
Class A
 Proceeds from sales of shares (8,800,790 and 12,302,449 shares,
  respectively)                                                       149,289,059        194,015,940
 Net asset value of shares issued from reinvestment of
  distributions
  (10,383,411 and 4,436,794 shares, respectively)                     172,128,352         70,169,584
 Cost of shares repurchased (48,762,578 and 49,930,419 shares,
  respectively)                                                      (825,995,436)      (784,885,316)
                                                                      -----------        -----------
Total                                                                (504,578,025)      (520,699,792)
                                                                      -----------        -----------
Class B
 Proceeds from sales of shares (616,550 and 769,217 shares,
  respectively)                                                        10,464,882         12,085,660
 Net asset value of shares issued from reinvestment of
  distributions
  (80,135 and 16,234, respectively)                                     1,326,954            261,080
 Cost of shares repurchased (199,574 and 91,818 shares,
  respectively)                                                        (3,374,422)        (1,481,587)
                                                                      -----------        -----------
Total                                                                   8,417,414         10,865,153
                                                                      -----------        -----------
 Decrease in net assets from share transactions                      (496,160,611)      (509,834,639)
                                                                      -----------        -----------
 Net decrease in net assets                                          (438,896,917)      (244,026,067)
Net Assets
 Beginning of period                                                2,362,411,557      2,606,437,624
                                                                      -----------        -----------
 End of period (including undistributed net investment income of
  $4,825,975 and $8,469,986, respectively)                         $1,923,514,640     $2,362,411,557
                                                                      ===========        ===========

                        See Notes to Financial Statements
8

--------------------------------------------------------------------------------
Balanced Fund Series
--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                                                  Class A
                                            ---------------------------------------------------------------------------------
                                                                          Year Ended October 31,
                                                   1996            1995            1994             1993            1992
                                            ----------------  --------------- --------------- ---------------  ---------------
Net asset value, beginning of period              $17.04          $15.23          $16.64           $15.92          $16.05
Income from investment operations
 Net investment income                              0.48            0.52            0.48             0.46            0.52
 Net realized and unrealized gain (loss)            1.46            1.80           (1.01)            1.08            0.92
                                                  -------          -------         -------         -------         -------
  Total from investment operations                  1.94            2.32           (0.53)            1.54            1.44
                                                  -------          -------         -------         -------         -------
Less distributions
 Dividends from net investment income              (0.49)          (0.51)          (0.49)           (0.46)          (0.54)
 Dividends from net realized gains                 (0.93)             --           (0.39)           (0.36)          (1.03)
                                                  -------          -------         -------         -------         -------
  Total distributions                              (1.42)          (0.51)          (0.88)           (0.82)          (1.57)
                                                  -------          -------         -------         -------         -------
Change in net asset value                           0.52            1.81           (1.41)            0.72           (0.13)
                                                  -------          -------         -------         -------         -------
Net asset value, end of period                    $17.56          $17.04          $15.23           $16.64          $15.92
                                                  =======          =======         =======         =======         =======
Total return(1)                                    12.03%          15.52%          -3.28%            9.92%           9.77%
Ratios/supplemental data:
Net assets, end of period (thousands)            $1,897,306      $2,345,440      $2,601,808      $3,126,014      $2,146,726
Ratio to average net assets of:
 Operating expenses                                 1.01%           1.02%           0.96%            0.95%           0.98%
 Net investment income                              2.74%           3.27%           3.03%            2.88%           3.55%
Portfolio turnover                                   191%            197%            159%             130%            136%
Average commission rate paid(4)                  $0.0546             N/A             N/A              N/A             N/A

                                                          Class B
                                           -----------------------------------
                                                                      From
                                                                    Inception
                                           Year Ended October 31,   7/15/94 to
                                               1996       1995      10/31/94
                                           -----------  ---------  ------------
Net asset value, beginning of period           $17.01    $15.23      $15.27
Income from investment operations
 Net investment income                           0.35      0.40        0.09
 Net realized and unrealized gain (loss)         1.47      1.80       (0.04)
                                               -------   -------     -------
  Total from investment operations               1.82      2.20        0.05
                                               -------   -------     -------
Less distributions
 Dividends from net investment income           (0.36)    (0.42)      (0.09)
 Dividends from net realized gains              (0.93)       --          --
                                               -------   -------     -------
  Total distributions                           (1.29)    (0.42)      (0.09)
                                               -------   -------     -------
Change in net asset value                        0.53      1.78       (0.04)
                                               -------   -------     -------
Net asset value, end of period                 $17.54    $17.01      $15.23
                                               =======   =======     =======
Total return(1)                                 11.24%    14.68%       0.34%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)          $26,209   $16,971     $4,629
Ratio to average net assets of:
 Operating expenses                              1.76%     1.78%       1.65%(2)
 Net investment income                           1.96%     2.46%       2.36%(2)
Portfolio turnover                                191%      197%        159%
Average commission rate paid(4)               $0.0546       N/A         N/A

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized
(3) Not annualized
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, or spreads on shares traded on a principal basis.

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
CONVERTIBLE FUND SERIES
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT

  Supported by the strong performance in the convertible securities market, Phoenix Convertible Fund posted double-digit gains over this latest reporting period. For the twelve months ended October 31, 1996, the Fund's Class A shares provided a total return of 13.55% and Class B shares returned 12.72%. Despite these solid one-year results, the Fund lagged the CS First Boston Convertible Securities Index, which earned 16.11% for the same period*. All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges.

   Over this latest reporting cycle, the Fund's typically conservative investment profile held back its overall results in this rapidly rising market. To a lesser degree, the portfolio's exposure to the media industry during the earlier part of the year also hindered returns. Positive contributors to performance included our strong stock selection in both the energy and technology sectors. Some of the Fund's biggest individual gainers for the period included U.S. Surgical, Perkin-Elmer, California Energy and Intel.

   Moving ahead, we continue to find attractive growth areas in this extended bull market. The Fund has currently focused its attention on such investment themes as 21st Century Medicine (health care), Clean Energy Demand (energy) and Deregulating Media (consumer cyclical). As always, we remain committed to our goal of attaining upside participation in rising equity markets, while providing some measure of protection against downside volatility. As of October 31, 1996, the Fund's asset allocation mix was 71% convertible securities, 26% common stock and 3% cash equivalents.

   *The CS First Boston Convertible Securities Index is an unmanaged but commonly used index that tracks the returns of approximately 300 convertible bonds and preferred stocks rated "B-" or better by Standard & Poor's.

INVESTOR PROFILE

  The Convertible Fund is best suited for an investor seeking to supplement current income while maintaining the potential for growth.

--------------------------------------------------------------------------------
Convertible Fund Series
--------------------------------------------------------------------------------

[LINE CHART]
                                   First Boston
                                   Convertible              Convertible
                                   Securities               Fund --
                    S&P 500*       Index**                  Class A
       1986           10000           10000                    9525
       1987           10641            9830                   10405
       1988           12183           11266                   10915
       1989           15377           12679                   12753
       1990           14221           11217                   13052
       1991           18985           15020                   15136
       1992           20875           17343                   17220
       1993           23986           21600                   19387
       1994           24929           21215                   19100
       1995           31514           24496                   21288
       1996           39140           28441                   24172
[/LINE CHART]


Average Annual Total Returns for the Periods Ending 10/31/96

                                                                               From Inception
                                                                                 7/15/94 to
                                                1 Year    5 Years    10 Years     10/31/96
--------------------------------------------------------------------------------------------
Class A with 4.75% sales charge                  8.15%     8.74%       9.23%         --
--------------------------------------------------------------------------------------------
Class A at net asset value                      13.55%     9.81%       9.76%         --
--------------------------------------------------------------------------------------------
Class B with CDSC                                8.72%      --          --          9.14%
--------------------------------------------------------------------------------------------
Class B at net asset value                      12.72%      --          --         10.29%
--------------------------------------------------------------------------------------------
First Boston Convertible Securities Index**     16.11%    13.62%      11.02%       14.39%***
--------------------------------------------------------------------------------------------
S&P 500 Index*                                  24.20%    15.57%      14.62%       24.21%
--------------------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 10/31/86 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. The total return (from inception 7/15/94) for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%-3rd year, 2%-4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

*The S&P 500 Index is an unmanaged but commonly used measure of stock total return performance. The S&P 500 performance does not reflect sales charges.

**The First Boston Convertible Securities Index is an unmanaged but commonly used index that tracks the returns of 250 to 300 convertible bonds and preferreds rated B- or better by Standard and Poor's. The index's performance does not reflect sales charges.

***Index information from 7/31/94 to 10/31/96.

--------------------------------------------------------------------------------
Convertible Fund Series
--------------------------------------------------------------------------------

                       INVESTMENTS AT OCTOBER 31, 1996

                                                      STANDARD
                                                      & POOR'S       PAR
                                                       RATING       VALUE
                                                    (Unaudited)     (000)           VALUE
                                                   ------------ ------------- ---------------
CONVERTIBLE BONDS--57.1%
Advertising--1.5%
 Interpublic Group Euro. Cv. 3.75%, '02              NR            $ 2,000       $ 2,197,500
 Interpublic Group Cv. 144A 3.75%, '02 (c)           NR              1,000         1,098,750
                                                                                ------------
                                                                                   3,296,250
                                                                                ------------
Auto & Truck Parts--0.5%
 Pep Boys Cv. 0%, '11                                BBB-            2,000         1,112,500
                                                                                ------------
Banks--1.3%
 Mitsubishi Bank Global Cv. 3%, '02                  A+              2,500         2,753,125
                                                                                ------------
Electrical Equipment--0.7%
 General Signal Corp. Cv. 5.75%, '02                 A-                500           552,500
 Plasma & Materials Technology Cv. 7.125%, '01       NR              1,000         1,005,000
                                                                                ------------
                                                                                   1,557,500
                                                                                ------------
Electronics--0.5%
 Altera Corp. Cv. 144A 5.75%, '02 (c)                B                 400           551,000
 Analog Devices Cv. 3.50%, '00                       BBB               500           580,625
                                                                                ------------
                                                                                   1,131,625
                                                                                ------------
Entertainment, Leisure & Gaming--8.5%
 Comcast Corp. Cv. 3.375%,
  '05 (e)                                            BB-             5,000         4,318,750
 Comcast Corp. Cv. 1.125%, '07                       BB-            10,700         4,908,625
 Time Warner, Inc., Hasbro Cv. 0%, '12               BBB-            3,000         1,110,000
 Turner Broadcasting Cv. 144A 0%, '07 (c)            BB-             4,000         1,905,000
 Turner Warner, Inc. Cv. 0%, '13                     BBB-           15,500         6,568,125
                                                                                ------------
                                                                                  18,810,500
                                                                                ------------
Food--2.3%
 Grand Metropolitan PLC Cv. 144A 6.50%, '00 (c)      A+              4,250         4,988,438
                                                                                ------------
Healthcare--Diversified--6.3%
 Roche Holdings, Inc. Cv. 144A 0%, '10 (c)           NR             24,000        10,680,000
 Sandoz Capital BVI Ltd. Cv. 144A 2%, '02 (c)        NR              3,000         3,300,000
                                                                                ------------
                                                                                  13,980,000
                                                                                ------------
Healthcare--Drugs--2.3%
 Alza Corp. Cv. 5%, '06                              BBB-            2,000         1,905,000
 Chiron Corp. Cv. 144A 1.90%, '00 (c)                BBB+            3,500         3,220,000
                                                                                ------------
                                                                                   5,125,000
                                                                                ------------
Insurance--2.1%
 Chubb Corp. Cv. 6%, '98                             AA            $ 4,000       $ 4,675,000
                                                                                ------------
Lodging & Restaurants--0.4%
 Marriott International, Inc. Cv. 144A 0%, '11 (c)   NR              1,500           858,750
                                                                                ------------
Medical Products & Supplies--0.4%
 Uromed Corp. Cv. 144A 6%,
  '03 (c)                                            NR              1,000           972,500
                                                                                ------------
Metals & Mining--1.5%
 Agnico Eagle Mines Cv. 3.50%, '04                   B+              1,000           896,250
 Coeur D'Alene Euro Cv. 6%, '02                      B-              1,000           881,250
 Inco Limited Cv. 7.75%, '16                         BBB-            1,500         1,578,750
                                                                                ------------
                                                                                   3,356,250
                                                                                ------------
Natural Gas--2.7%
 Apache Corp. Cv. 144A 6%,
  '02 (c)                                            BBB-            2,000         2,525,000
 Consolidated Natural Gas Co. Cv. 7.25%, '15         A+              3,250         3,485,625
                                                                                ------------
                                                                                   6,010,625
                                                                                ------------
Office & Business Equipment--0.6%
 Conner Peripherals Cv. 6.50%, '02                   BB+             1,000         1,237,500
                                                                                ------------
Oil--0.5%
 Pennzoil Co. Series US Cv. 4.75%, '03               BBB             1,000         1,169,900
                                                                                ------------
Oil Service & Equipment--1.7%
 Baker Hughes, Inc. Cv. 0%, '08                      A-              2,000         1,487,500
 Nabors Industries, Inc. Cv. 5%, '06                 BBB-            1,000         1,103,750
 Pride Pete Services, Inc. Cv. 6.25%, '06            B-                750         1,155,000
                                                                                ------------
                                                                                   3,746,250
                                                                                ------------
Pollution Control--5.9%
 Chemical Waste Management, Inc. Cv. 0%, '10         A              15,000         6,618,750
 Molten Metal Technology Cv. 144A 5.50%, '06 (c)     NR              2,750         1,925,000
 WMX Technologies, Inc. Cv. 2%, '05                  A               4,750         4,524,375
                                                                                ------------
                                                                                  13,068,125
                                                                                ------------
Publishing, Broadcasting, Printing & Cable--0.9%
 Hollinger Lyons Cv. 0%, '13                         BB-             6,000         2,062,500
                                                                                ------------
Retail--3.1%
 Federated Department Stores, Inc. Cv. 5%, '03       BB-             1,000         1,120,000
 Home Depot, Inc. Cv. 3.25%, '01                     A+              3,375         3,391,875


                      See Notes to Financial Statements

12

--------------------------------------------------------------------------------
Convertible Fund Series
--------------------------------------------------------------------------------


                                                      STANDARD
                                                      & POOR'S       PAR
                                                       RATING       VALUE
                                                    (Unaudited)     (000)           VALUE
                                                   ------------ ------------- ---------------

Retail--continued
 Saks Holdings, Inc. Cv. 5.50%, '06                  B             $  1,250     $  1,303,125
 The Sports Authority, Inc. 144A Cv. 5.25%, '01
  (c)                                                B                1,000          992,500
                                                                                ------------
                                                                                   6,807,500
                                                                                ------------
Retail--Drug--4.9%
 Rite Aid Corp. Cv. 0%, '06                          BBB             19,000       10,711,250
                                                                                ------------
Retail--Food--0.5%
 Food Lion, Inc. Cv. 144A 5%, '03 (c)                Aaa(d)           1,000        1,125,000
                                                                                ------------
Telecommunications Equipment--1.2%
 BBN Corp. Cv. 6%, '12                               Baa(d)           2,850        2,650,500
                                                                                ------------
Truckers & Marine--1.2%
 Seacor Holdings, Inc. Cv. 144A 5.375%, '06 (c)      BB+              2,500        2,575,000
                                                                                ------------
Utility--Telephone--5.6%
 U.S. West, Inc. Euro Cv. 0%, '11                    BBB             35,000       12,425,000
                                                                                ------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $123,176,663)                                                  126,206,588
                                                                                ------------
FOREIGN CONVERTIBLE BONDS--1.1%
Banks--0.6%
 Sumitomo Bank International Cv. 0.75%, '01
  (Japan)                                            Aa(d)          128,000(f)     1,232,282
                                                                                ------------
Insurance--0.5%
 Republic of Italy Cv. 5%, '01                       Aaa(d)           1,000        1,005,000
                                                                                ------------
TOTAL FOREIGN CONVERTIBLE BONDS
 (Identified cost $2,175,174)                                                      2,237,282
                                                                                ------------


                                                     SHARES
                                                    ---------
CONVERTIBLE PREFERRED STOCKS--12.6%
Banks--0.5%
 H.F. Ahmanson & Co. Cv. Pfd. 6%                      16,000      1,082,000
                                                                   ---------
Chemical--1.0%
 Merrill Lynch, IGL (STRYPES) Cv. Pfd.                55,000      2,158,750
                                                                   ---------
Computer Software & Services--0.5%
 Vanstar Financial Trust 144A Cv. Pfd. 6.75% (c)      20,000      1,035,000
                                                                   ---------
Containers--1.0%
 Crown Cork & Seal 4.50%                              50,000      2,325,000
                                                                   ---------
Electrical Equipment--1.0%
 Westinghouse Electric Corp. Cv. Pfd. 144A $1.30
  (c)                                                150,000      2,306,250
                                                                   ---------
Entertainment, Leisure & Gaming--0.8%
 Tyco Toys, Inc. Cv. Pfd. $0.4125                    250,000      1,656,250
                                                                   ---------
Medical Products & Supplies--0.5%
 U.S. Surgical Corp. Cv. Pfd. $2.20 Series A          30,000      1,200,000
                                                                   ---------

                                                SHARES       VALUE
                                               --------- --------------
Metals & Mining--0.8%
 Coeur D'Alene Cv. Pfd. 7%                      35,000    $    581,875
 Freeport-McMoRan Copper Cv. Pfd. 7%, '02
  (e)                                           40,000       1,090,000
                                                           ------------
                                                             1,671,875
                                                           ------------
Oil--3.9%
 Chieftain International, Inc. Cv. Pfd.         40,500       1,209,937
 Noram Financing Cv. Pfd.                       13,000         828,750
 Occidental Petroleum Corp. Cv. Pfd. 144A
  $3.875 (c)                                    60,000       3,502,500
 Parker & Parsley CAP LLC 144A (c)              20,000       1,135,000
 Valero Energy Corp. Cv. Pfd. $3.125, '49       37,900       2,008,700
                                                           ------------
                                                             8,684,887
                                                           ------------
Oil Service & Equipment--0.6%
 Noble Drilling Corp. Cv. Pfd.                  29,000       1,355,750
                                                           ------------
Publishing, Broadcasting, Printing & Cable--1.1%
 American Radio Cv. Pfd. 144A 7% (c)            25,000       1,212,500
 Merrill Lynch, Cox (STRYPES) Cv. Pfd. 6%       60,000       1,162,500
                                                           ------------
                                                             2,375,000
                                                           ------------
Telecommunications Equipment--0.5%
 Global Star Telecom Cv. Pfd. 144A 6.50% (c)    16,000         752,000
 TCI Pacific Communications Cv. Pfd. 5%, '06     5,000         415,000
                                                           ------------
                                                             1,167,000
                                                           ------------
Utility--Electric--0.4%
 California Energy Capital Trust Cv. Pfd.
  144A 6.25% (c)                                15,000         877,500
                                                           ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified cost $25,182,936)                              27,895,262
                                                           ------------
COMMON STOCKS--24.9%
Airlines--1.5%
 AMR Corp. (b)                                  40,400       3,393,600
                                                           ------------
Autos & Trucks--1.1%
 United Auto Group, Inc. (b)                    71,300       2,450,937
                                                           ------------
Computer Software & Services--1.0%
 Microsoft Corp. (b)                             8,500       1,166,625
 Oracle Corp. (b)                               25,200       1,066,275
                                                           ------------
                                                             2,232,900
                                                           ------------
Diversified Financial Services--0.7%
 First USA, Inc.                                26,600       1,529,500
                                                           ------------
Diversified Miscellaneous--0.5%
 Pioneer Hi Bred International, Inc.            16,100       1,080,712
                                                           ------------
Electronic Equipment--0.8%
 General Electric Co.                           18,100       1,751,175
                                                           ------------
Electronics--2.6%
 Intel Corp.                                    14,400       1,582,200
 Perkin Elmer Corp.                             78,700       4,220,288
                                                           ------------
                                                             5,802,488
                                                           ------------

                       See Notes to Financial Statements

                                                                              13

--------------------------------------------------------------------------------
Convertible Fund Series
--------------------------------------------------------------------------------

                                                SHARES       VALUE
                                               --------- --------------

Insurance--2.3%
 Allstate Corp.                                 31,400    $  1,762,325
 American International Group, Inc.             15,300       1,661,963
 Chubb Corp.                                    32,800       1,640,000
                                                           ------------
                                                             5,064,288
                                                           ------------
Lodging & Restaurants--1.4%
 Sun International Hotels Ltd. (b)              65,200       3,080,700
                                                           ------------
Medical Products & Supplies--0.5%
 Guidant Corp.                                  25,100       1,157,737
                                                           ------------
Natural Gas--3.6%
 Columbia Gas System, Inc.                      10,100         613,575
 Consolidated Natural Gas Co.                   16,100         855,312
 Enron Corp.                                    27,400       1,274,100
 KN Energy, Inc.                                13,200         493,350
 New Jersey Resources Corp.                      8,100         223,763
 Pacific Enterprises                            35,500       1,091,625
 PanEnergy Corp.                                38,900       1,497,650
 Questar Corp.                                  13,200         475,200
 Tejas Gas Corp. (b)                            13,200         536,250
 Williams Companies, Inc.                       16,100         841,225
                                                           ------------
                                                             7,902,050
                                                           ------------
Oil--5.5%
 Atlantic Richfield Co.                         26,200       3,471,500
 Chevron Corp.                                  18,500       1,216,375
 KCS Energy, Inc.                               18,600         802,125
 NGC Corp.                                      74,000       1,332,000
 Noble Affiliates, Inc.                        122,783       5,341,058
                                                           ------------
                                                            12,163,058
                                                           ------------
Oil Service & Equipment--2.2%
 ENSCO International, Inc. (b)                  28,000       1,211,000
 Halliburton Co.                                11,200         634,200
 Pool Energy Services Co. (b)                   30,000         442,500
 Schlumberger Ltd.                               7,000         693,875
 Tidewater, Inc.                                26,000       1,137,500
 Weatherford Enterra, Inc. (b)                  22,100         640,900
                                                           ------------
                                                             4,759,975
                                                           ------------
Telecommunications Equipment--0.5%
 Cisco Systems, Inc. (b)                        17,300       1,070,438
                                                           ------------
Utility--Electric--0.6%
 Calenergy, Inc. (b)                            44,444    $  1,288,889
                                                           ------------
Utility--Gas--0.1%
 MCN Corp.                                       9,100         250,250
                                                           ------------
TOTAL COMMON STOCKS
 (Identified cost $50,386,315)                              54,978,697
                                                           ------------
FOREIGN COMMON STOCKS--1.0%
Oil--1.0%
 Royal Dutch Petroleum Co. ADR NY Reg.
  (Netherlands)                                 13,000       2,149,875
                                                           ------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $2,139,448)                                2,149,875
                                                           ------------
TOTAL LONG-TERM INVESTMENTS--96.7%
 (Identified cost $203,060,536)                            213,467,704
                                                           ------------

                                    STANDARD
                                    & POOR'S      PAR
                                     RATING      VALUE
                                  (Unaudited)    (000)
                                  ------------  --------
SHORT-TERM OBLIGATIONS--5.2%
Commercial Paper--2.3%
 CXC, Inc. 5.70%, 11-1-96             A-1+      $1,370       1,370,000
 Potomac Electric Power 5.22%,
  11-7-96                              A-1       3,735       3,731,751
                                                          --------------
                                                             5,101,751
                                                          --------------
Federal Agency Securities--2.9%
 Federal National Mortgage
  Assoc. 5.17%, 11-5-96                          3,385       3,383,055
 Federal National Mortgage
  Assoc. 5.18%, 11-5-96                          3,090       3,088,222
                                                          --------------
                                                             6,471,277
                                                          --------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $11,573,028)                              11,573,028
                                                          --------------
TOTAL INVESTMENTS--101.9%
 (Identified cost $214,633,564)                            225,040,732(a)
 Cash and receivables, less liabilities--(1.9%)             (4,220,043)
                                                          --------------
NET ASSETS--100.0%                                        $220,820,689
                                                          ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,266,089 and gross depreciation of $4,850,882 for income tax purposes. At October 31, 1996, the aggregate cost of securities for federal income tax purposes was $214,625,525.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1996, these securities amounted to a value of $47,537,688 or 21.5% of net assets.
(d) As rated by Moody's, Fitch or Duff & Phelps.
(e) Variable or step coupon; interest rate shown reflects the rate currently in effect.
(f) Par value represents Japanese Yen.
ADR -- American Depository Receipt

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Convertible Fund Series
--------------------------------------------------------------------------------

                     STATEMENT OF ASSETS AND LIABILITIES
                               October 31, 1996

 Assets
Investment securities at value
 (Identified cost $214,633,564)                               $225,040,732
Short-term investments held as collateral for loaned
  securities                                                     6,226,300
Cash                                                                 8,390
Receivables
 Dividends and interest                                          1,046,668
 Fund shares sold                                                   29,140
                                                              ------------
  Total assets                                                 232,351,230
                                                              ------------
Liabilities
Payables
 Collateral on securities loaned                                 6,226,300
 Investment securities purchased                                 4,788,400
 Fund shares repurchased                                           172,152
 Investment advisory fee                                           122,357
 Transfer agent fee                                                 81,618
 Distribution fee                                                   50,870
 Trustees' fee                                                      11,476
 Financial agent fee                                                 5,647
Accrued expenses                                                    71,721
                                                              ------------
  Total liabilities                                             11,530,541
                                                              ------------
Net Assets                                                    $220,820,689
                                                              ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest              $196,114,533
Undistributed net investment income                                657,595
Accumulated net realized gain                                   13,641,393
Net unrealized appreciation                                     10,407,168
                                                              ------------
Net Assets                                                    $220,820,689
                                                              ============
Class A
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $214,873,926)              11,156,269
Net asset value per share                                           $19.26
Offering price per share
 $19.26/(1-4.75%)                                                   $20.22
Class B
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $5,946,763)                   309,692
Net asset value and offering price per share                        $19.20

                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1996

 Investment Income
Dividends                                                    $ 2,001,333
Interest                                                       8,882,782
Security lending                                                  68,362
                                                              -----------
   Total investment income                                    10,952,477
                                                              -----------
Expenses
Investment advisory fee                                        1,444,901
Distribution fee--Class A                                        543,092
Distribution fee--Class B                                         50,553
Financial agent fee                                               66,688
Transfer agent                                                   361,719
Printing                                                          53,684
Custodian                                                         37,547
Professional                                                      33,520
Registration                                                      31,947
Trustees                                                          20,352
Miscellaneous                                                      4,779
                                                              -----------
   Total expenses                                              2,648,782
                                                              -----------
Net investment income                                          8,303,695
                                                              -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                               13,764,508
Net change in unrealized appreciation (depreciation) on
  investments                                                  6,532,321
                                                              -----------
Net gain on investments                                       20,296,829
                                                              -----------
Net increase in net assets resulting from operations         $28,600,524
                                                              ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Convertible Fund Series
--------------------------------------------------------------------------------

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                Year Ended         Year Ended
                                                             October 31, 1996   October 31, 1995
                                                              ----------------- -----------------
From Operations
 Net investment income                                           $8,303,695        $10,546,200
 Net realized gain                                               13,764,508          6,913,139
 Net change in unrealized appreciation (depreciation)             6,532,321          6,261,043
                                                                -----------       -----------
 Increase in net assets resulting from operations                28,600,524         23,720,382
                                                                -----------       -----------
From Distributions to Shareholders
 Net investment income--Class A                                  (8,803,953)       (12,970,385)
 Net investment income--Class B                                    (164,704)          (119,217)
 Net realized gains--Class A                                     (6,839,551)        (2,391,510)
 Net realized gains--Class B                                       (129,752)           (12,867)
                                                                -----------       -----------
 Decrease in net assets from distributions to shareholders      (15,937,960)       (15,493,979)
                                                                -----------       -----------
From Share Transactions
Class A
 Proceeds from sales of shares (906,746 and 1,382,175
  shares, respectively)                                          16,946,702         24,342,158
 Net asset value of shares issued from reinvestment of
  distributions (703,569 and 722,912 shares, respectively)       12,908,037         12,522,376
 Cost of shares repurchased (2,489,652 and 2,957,778
  shares, respectively)                                         (46,749,267)       (51,872,715)
                                                                -----------       -----------
Total                                                           (16,894,528)       (15,008,181)
                                                                -----------       -----------
Class B
 Proceeds from sales of shares (125,709 and 158,935 shares,
  respectively)                                                   2,344,422          2,790,598
 Net asset value of shares issued from reinvestment of
  distributions (11,529 and
  6,511 shares, respectively)                                       211,321            114,320
 Cost of shares repurchased (31,996 and 9,767 shares,
  respectively)                                                    (602,797)          (173,872)
                                                                -----------       -----------
Total                                                             1,952,946          2,731,046
                                                                -----------       -----------
 Decrease in net assets from share transactions                 (14,941,582)       (12,277,135)
                                                                -----------       -----------
 Net decrease in net assets                                      (2,279,018)        (4,050,732)
Net Assets
 Beginning of period                                            223,099,707        227,150,439
                                                                -----------       -----------
 End of period (including undistributed net investment
  income of $657,595 and $1,322,557, respectively)             $220,820,689       $223,099,707
                                                                ===========       ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Convertible Fund Series
--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                                            Class A
                                            ---------------------------------------------------------------------
                                                                    Year Ended October 31,
                                                 1996          1995          1994          1993          1992
                                            ------------- ------------- ------------- -------------  -------------
Net asset value, beginning of period             $18.23       $17.56        $19.34        $18.86        $18.36
Income from investment operations
 Net investment income                             0.70(4)      0.87          0.78          0.68          0.77
 Net realized and unrealized gain (loss)           1.68         1.04         (1.06)         1.53          1.54
                                                -------       -------       -------       -------       -------
  Total from investment operations                 2.38         1.91         (0.28)         2.21          2.31
                                                -------       -------       -------       -------       -------
Less distributions
 Dividends from net investment income             (0.77)       (1.05)        (0.69)        (0.73)        (0.72)
 Dividends from net realized gains                (0.58)       (0.19)        (0.81)        (1.00)        (1.09)
                                                -------       -------       -------       -------       -------
  Total distributions                             (1.35)       (1.24)        (1.50)        (1.73)        (1.81)
                                                -------       -------       -------       -------       -------
Change in net asset value                          1.03         0.67         (1.78)         0.48          0.50
                                                -------       -------       -------       -------       -------
Net asset value, end of period                   $19.26       $18.23        $17.56        $19.34        $18.86
                                                =======       =======       =======       =======       =======
Total return(1)                                   13.55%       11.45%        -1.48%        12.58%        13.77%
Ratios/supplemental data:
Net assets, end of period (thousands)                         $219,384      $226,294      $252,072      $200,944
                                                $214,874
Ratio to average net assets of:
 Operating expenses                                1.17%        1.18%         1.14%         1.15%         1.20%
 Net investment income                             3.75%        4.78%         4.27%         3.70%         4.28%
Portfolio turnover                                  141%          79%           91%           94%          200%
Average commission rate paid(5)                 $0.0619          N/A           N/A           N/A           N/A

                                                          Class B
                                             ---------------------------------
                                                                      From
                                                                    Inception
                                           Year Ended October 31,  7/15/94 to
                                               1996       1995      10/31/94
                                             ---------  ---------  ------------
Net asset value, beginning of period           $18.17    $17.55      $17.59
Income from investment operations
 Net investment income                           0.55(4)   0.70(4)     0.15
 Net realized and unrealized gain (loss)         1.68      1.07       (0.06)
                                               -------   -------     -------
  Total from investment operations               2.23      1.77        0.09
                                               -------   -------     -------
Less distributions
 Dividends from net investment income           (0.62)    (0.96)      (0.13)
 Dividends from net realized gains              (0.58)    (0.19)         --
                                               -------   -------     -------
  Total distributions                           (1.20)    (1.15)      (0.13)
                                               -------   -------     -------
Change in net asset value                        1.03      0.62       (0.04)
                                               -------   -------     -------
Net asset value, end of period                 $19.20    $18.17      $17.55
                                               =======   =======     =======
Total return(1)                                 12.72%    10.59%       0.49%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)          $5,947    $3,715        $856
Ratio to average net assets of:
 Operating expenses                              1.92%     1.95%       1.83%(2)
 Net investment income                           2.95%     3.92%       3.29%(2)
Portfolio turnover                                141%       79%         91%
Average commission rate paid(5)               $0.0619       N/A         N/A

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
                       See Notes to Financial Statements

--------------------------------------------------------------------------------
GROWTH FUND SERIES
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT

     With the stock market continuing its remarkable rally dating back to December 1994, the Phoenix Growth Fund posted strong results over this latest reporting cycle. For the twelve months ended October 31, 1996, the Fund's Class A shares returned 16.34% and Class B shares returned 15.48%. In spite of these solid gains, the Fund lagged the Standard & Poor's 500 Composite Index, an unmanaged, commonly used measure of stock market performance, which returned 24.20%. All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges.

     We have viewed the stock market as in the late stages of a cyclical upswing. Since October 1990, stocks have moved higher virtually without a major interruption. The excellent returns have bred an environment of complacency and high expectations that has pushed investors further out on the risk spectrum. During the second quarter of 1996, we witnessed a tremendous influx of money into aggressive growth and smaller company funds that showcased this speculative impulse. The correction of July 1996 cleansed the excesses in this area of the market. Since July, the focus has shifted to larger company outperformance. Investors have poured money into very large companies believed to provide steady growth characteristics and ample liquidity. This more recent tactic has pushed market indices (such as S&P 500 and the Dow Jones Industrials) higher, while broader measures of stock performance have lagged.

     In retrospect, the Fund's performance was held back by a more guarded stance toward the stock market. Our approach met with good results through August 1996, and especially in the difficult market environment during July. But, the dramatic rebound in equity prices during the last two months of the fiscal year was the primary reason for lagging the S&P 500 Index. Positive contributors to performance during the year included our excellent stock selection in both the energy and basic materials sectors as well as the Fund's overweighting in the strongly performing capital goods group. Specific areas which hindered our relative performance included weakness in some of our technology holdings as well the Fund's modest underweighting in the financial sector.

     Looking ahead, we continue to feel that the energy sector is in a long-term, secular upswing and will provide excellent returns. Health care and selected areas of technology will continue to exhibit excellent growth. Also, we continue to increase commitments to companies that are internationally focused and will be beneficiaries of developing country demand (including larger, foreign-based multinational corporations). Since we feel that the U.S. economy is in the mature stage of the growth cycle, the challenge ahead will be to identify companies that can continue to grow earnings despite a slower growth economic scenario, and that sell at relatively attractive prices to their growth rates.

     Finally, we remind shareholders that, despite recent experience, markets move in both directions. Our investment goal is to outperform over a market cycle. That means taking measures to protect against potentially adverse market environments. We feel that this is a period when the quest to make money in the stock market should be balanced with the instinct to protect capital--especially at a time when the level of complacency among investors is high. In this spirit, we continue to be well invested in stocks (with moderate cash reserves), but reinforce the fact that we remain true to the conservative growth objective of the Fund.

INVESTOR PROFILE

     The Growth Fund is best suited for an investor seeking the potential for long-term growth through investments in quality common stocks. At times, the Fund may invest in stocks of non-U.S. companies. Investors should note that foreign investments pose added risks, such as currency fluctuations, less public information, and, political and economic uncertainty.

--------------------------------------------------------------------------------
Growth Fund Series
--------------------------------------------------------------------------------

[LINE CHART]
                         Growth Fund
          S&P 500*       -- Class A
          --------       ----------
1986        10000            9525
1987        10641           10471
1988        12183           11203
1989        15377           13604
1990        14221           14019
1991        18985           18362
1992        20875           19637
1993        23986           21051
1994        24929           21485
1995        31514           26622
1996        39140           30973
[/LINE CHART]

Average Annual Total Returns for the Periods Ending 10/31/96        From Inception
                                                                      7/15/94 to
                                    1 Year    5 Years    10 Years      10/31/96
 ---------------------------------------------------------------------------------
Class A with 4.75% sales charge     10.82%     9.94%      11.97%         --
 ---------------------------------------------------------------------------------
Class A at net asset value          16.34%    11.02%      12.52%         --
 ---------------------------------------------------------------------------------
Class B with CDSC                   11.48%      --          --          17.18%
 ---------------------------------------------------------------------------------
Class B at net asset value          15.48%      --          --          18.23%
 ---------------------------------------------------------------------------------
S&P 500 Index*                      24.20%    15.57%      14.62%        24.21%
 ---------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 10/31/86 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception dates, fees and sales charges. The total return (since inception 7/15/94) for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The S&P 500's performance does not reflect sales charges.

--------------------------------------------------------------------------------
Growth Fund Series
--------------------------------------------------------------------------------
                        INVESTMENTS AT OCTOBER 31, 1996

                                                           SHARES         VALUE
                                                       ------------  ---------------
COMMON STOCKS--80.4%
Aerospace & Defense--6.9%
 Boeing Company                                           500,000    $ 47,687,500
 General Motors Corp. Class H                             500,000      26,687,500
 Lockheed Martin Corp.                                    600,000      53,775,000
 Raytheon Co.                                             730,000      35,952,500
                                                                       ---------
                                                                      164,102,500
Banks--2.3%                                                            ---------
 Bankers Trust New York Corp.                             300,000      25,350,000
 Citicorp                                                 300,000      29,700,000
                                                                       ---------
                                                                       55,050,000
Beverages--1.1%                                                        ---------
 Seagram Ltd.                                             700,000      26,512,500
                                                                       ---------
Chemical--4.1%
 IMC Global, Inc.                                         850,000      31,875,000
 Monsanto Co.                                           1,700,000      67,362,500
                                                                       ---------
                                                                       99,237,500
Computer Software & Services--2.4%                                     ---------
 First Data Corp.                                         250,000      19,937,500
 Informix Corp. (b)                                       600,000      13,312,500
 Microsoft Corp. (b)                                       30,600       4,199,850
 Oracle Corp. (b)                                         500,000      21,156,250
                                                                       ---------
                                                                       58,606,100
Conglomerates--0.8%                                                    ---------
 ITT Corp. (b)                                            440,000      18,480,000
                                                                       ---------
Cosmetics & Soaps--1.6%
 Gillette Co.                                             500,000      37,375,000
                                                                       ---------
Diversified Financial Services--2.8%
 American Express Co.                                     600,000      28,200,000
 Federal National Mortgage Association                  1,000,000      39,125,000
                                                                       ---------
                                                                       67,325,000
Diversified Miscellaneous--3.3%                                        ---------
 CUC International, Inc. (b)                            1,350,000      33,075,000
 Equifax, Inc.                                          1,532,100      45,579,975
                                                                       ---------
                                                                       78,654,975
Electrical Equipment--1.6%                                             ---------
 Raychem Corp.                                            500,000      39,062,500
                                                                       ---------
Electronics--1.5%
 Intel Corp.                                               75,000       8,240,625
 Perkin Elmer Corp.                                       500,000      26,812,500
                                                                       ---------
Entertainment, Leisure & Gaming--1.2%                                  35,053,125
                                                                       ---------
 Carnival Corp. Class A                                   966,800      29,124,850
                                                                       ---------
Food--1.2%
 Ralston-Purina Group                                     450,000      29,756,250
                                                                       ---------
Healthcare-Diversified--0.9%
 Mallinckrodt, Inc.                                       500,000      21,750,000
                                                                       ---------
Healthcare-Drugs--2.1%
 Amgen, Inc. (b)                                          400,000      24,525,000
 Pharmacia & Upjohn, Inc.                                 700,000      25,200,000
                                                                       ---------
                                                                       49,725,000
Hospital Management & Services--2.6%                                   ---------
 Columbia/HCA Healthcare Corp.
                                                        1,050,000    $ 37,537,500
 MedPartners, Inc. (b)                                  1,161,600      24,538,800
                                                                       ---------
                                                                       62,076,300
Insurance--4.0%                                                        ---------
 Allstate Corp.
                                                          600,000      33,675,000
 American International Group, Inc.                       350,000      38,018,750
 General Re Corp.                                         170,000      25,032,500
                                                                       ---------
                                                                       96,726,250
Lodging & Restaurants--2.6%                                            ---------
 Hilton Hotels Corp.                                      800,000      24,300,000
 Marriott International, Inc.                             650,000      36,968,750
                                                                       ---------
                                                                       61,268,750
Machinery--1.9%                                                        ---------
 Deere & Co.                                            1,100,000      45,925,000
Medical Products & Supplies--4.8%                                      ---------
 Allegiance Corp. (b)                                     200,000       3,750,000
 Baxter International, Inc.                             1,000,000      41,625,000
 Johnson & Johnson                                      1,000,000      49,250,000
 Medtronic, Inc.                                          300,000      19,312,500
                                                                       ---------
Miscellaneous--0.2%                                                   113,937,500
                                                                       ---------
 Sabre Group Holdings, Inc. Class A (b)                   155,900       4,754,950
                                                                       ---------
Natural Gas--3.6%
 Anadarko Petroleum Corp.                                 230,000      14,633,750
 Apache Corp.                                           1,100,000      39,050,000
 Burlington Resources, Inc.                               400,000      20,150,000
 Enron Oil & Gas Co.                                      500,000      12,875,000
                                                                       ---------
Office & Business Equipment--0.9%                                      86,708,750
                                                                       ---------
 Xerox Corp.                                              450,000      20,868,750
                                                                       ---------
Oil--1.1%
 Amoco Corp.                                              345,000      26,133,750
Oil Service & Equipment--10.4%                                         ---------
 Diamond Offshore Drilling (b)                            619,000      37,681,625
 Dresser Industries, Inc.                                 500,000      16,437,500
 ENSCO International, Inc. (b)                            600,000      25,950,000
 Halliburton Co.                                        1,014,000      57,417,750
 Schlumberger Ltd.                                        500,000      49,562,500
 Tidewater, Inc.                                          707,400      30,948,750
 Transocean Offshore, Inc.                                368,000      23,276,000
 Varco International, Inc. (b)                            400,000       7,900,000
                                                                       ---------
                                                                      249,174,125
Paper & Forest Products--1.2%                                          ---------
 Kimberly-Clark Corp.                                     300,000      27,975,000
                                                                       ---------
Pollution Control--2.3%
 WMX Technologies, Inc.                                 1,600,000      55,000,000
                                                                       ---------

                      See Notes to Financial Statements

--------------------------------------------------------------------------------
Growth Fund Series
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                       ------------  ---------------

Professional Services--1.6%
 ADT Ltd. (b)                                             900,000    $   17,775,000
 Marsh & McLennan Cos., Inc.                              200,000        20,825,000
                                                                     -------------
                                                                         38,600,000
                                                                     -------------
Rails--0.9%
 Burlington Northern, Inc.                                275,000        22,653,125
                                                                     -------------
Retail--4.4%
 Footstar, Inc. (b)                                       345,480         7,600,560
 Home Depot, Inc.                                         500,000        27,375,000
 Melville Corp.                                         1,200,000        44,700,000
 Price/Costco, Inc. (b)                                 1,300,000        25,837,500
                                                                     -------------
                                                                        105,513,060
                                                                     -------------
Retail--Food--1.5%
 American Stores Co.                                      850,000        35,168,750
                                                                     -------------
Telecommunications Equipment--2.4%
 Cisco Systems, Inc. (b)                                  450,000        27,843,750
 General Instrument Corp. (b)                             900,000        18,112,500
 Lucent Technologies, Inc.                                226,858        10,662,326
                                                                     -------------
                                                                         56,618,576
                                                                     -------------
Truckers & Marine--0.2%
 Avondale Industries, Inc. (b)                            365,000         5,976,875
                                                                     -------------
TOTAL COMMON STOCKS
 (Identified cost $1,632,463,766)                                     1,924,894,811
                                                                     -------------
FOREIGN COMMON STOCKS--8.4%
Chemical--1.5%
 Potash Corp. of Saskatchewan, Inc.  (Canada)             500,000        35,437,500
                                                                     -------------
Cosmetics & Soaps--1.8%
 Unilever NV (Netherlands)                                275,000        42,040,625
                                                                     -------------
Healthcare-Drugs--3.1%
 Astra AB Series A (Sweden)                               805,000        37,038,050
 SmithKline Beecham PLC ADR
   (United Kingdom)                                       600,000        37,575,000
                                                                     -------------
                                                                         74,613,050
                                                                     -------------
Oil Service & Equipment--1.2%
 Elf Aquitane Sponsored ADR (France)                      700,000        28,087,500
                                                                     -------------
Rails--0.8%
 Canadian Pacific Ltd. (Canada)                           785,000        19,821,250
                                                                     -------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $157,372,145)                                         199,999,925
                                                                     -------------
TOTAL LONG-TERM INVESTMENTS--88.8%
 (Identified cost $1,789,835,911)                                     2,124,894,736
                                                                     -------------


                                                      STANDARD
                                                      & POOR'S     PAR
                                                       RATING     VALUE
                                                    (Unaudited)   (000)        VALUE
                                                   ------------  --------  --------------
SHORT-TERM OBLIGATIONS--11.9%
Commercial Paper--8.9%
Corporate Receivables Corp. 5.70%, 11-1-96           A-1         $ 4,980    $ 4,980,000
Preferred Receivables Funding Corp. 5.40%, 11-4-96   A-1           4,344      4,342,045
BellSouth Telecommunications, Inc. 5.22%, 11-5-96    A-1+          1,965      1,963,860
Preferred Receivables Funding Corp. 5.40%, 11-5-96   A-1           6,900      6,894,729
Kimberly-Clark Corp. 5.27%, 11-8-96                  A-1+         13,745     13,730,915
Abbott Laboratories 5.20%, 11-12-96                  A-1+          4,600      4,592,691
Coca-Cola Co. 5.20%, 11-12-96                        A-1+         10,440     10,423,412
Preferred Receivables Funding Corp. 5.27%,
  11-12-96                                           A-1           2,000      1,996,779
AlliedSignal, Inc. 5.24%, 11-13-96                   A-1           5,785      5,774,896
Ameritech Capital Funding Corp. 5.27%, 11-18-96      A-1+          3,010      3,001,802
McDonald's Corp. 5.21%, 11-19-96                     A-1+          7,890      7,869,447
BellSouth Telecommunications, Inc. 5.36%, 11-19-96   A-1+          8,260      8,236,201
Minnesota Mining & Manufacturing Co. 5.37%,
  11-20-96                                           A-1+          8,855      8,827,999
Vermont American Corp. 5.22%, 11-21-96               A-1+          4,440      4,427,124
Albertson's, Inc. 5.23%, 11-22-96                    A-1          10,160     10,129,004
Minnesota Mining & Manufacturing Co. 5.22%,
  11-22-96                                           A-1+            100         99,696
General Electric Capital Corp. 5.24%, 11-26-96       A-1+         10,000     10,000,000
Heinz (H.J.) Co. 5.24%, 12-2-96                      A-1           3,880      3,862,493
International Lease Finance Corp. 5.28%, 12-2-96     A-1          10,000      9,954,533
Shell Oil Co. 5.22%, 12-2-96                         A-1+          9,650      9,606,623
Cargill, Inc. 5.27%, 12-3-96                         A-1+         10,440     10,388,377
Preferred Receivables Funding Corp. 5.25%, 12-3-96   A-1             900        895,800
Preferred Receivables Funding Corp. 5.45%, 12-3-96   A-1           3,170      3,154,343
McKenna Triangle National Corp. 5.25%, 12-5-96       A-1+          9,220      9,174,283
Private Export Funding Corp. 5.45%, 12-5-96          A-1+          1,530      1,522,029
Southwestern Bell Telephone Co. 5.24%, 12-5-96       A-1+         15,000     14,925,766

                      See Notes to Financial Statements
                                                                              21

--------------------------------------------------------------------------------
Growth Fund Series
--------------------------------------------------------------------------------

                                                      STANDARD
                                                      & POOR'S     PAR
                                                       RATING     VALUE
                                                    (Unaudited)   (000)        VALUE
                                                   ------------  --------  --------------

Commercial Paper--continued
Beta Finance, Inc. 5.48%, 12-6-96                    A-1+        $ 6,800   $  6,704,447
International Lease Finance Corp. 5.28%, 12-6-96     A-1          14,615     14,535,388
Procter & Gamble Co. 5.38%, 12-10-96                 A-1+          4,285      4,260,048
Coca-Cola Co. 5.20%, 12-13-96                        A-1+          3,610      3,586,690
Kellogg Co. 5.25%, 12-13-96                          A-1+            425        422,397
Procter & Gamble Co. 5.22%, 12-18-96                 A-1+            610        605,690
Beta Finance, Inc. 5.35%, 4-4-97                     A-1+         11,000     10,746,670
                                                                           -------------
                                                                            211,636,177
                                                                           -------------
Federal Agency Securities--1.3%
 Student Loan Marketing Assn. 5.53%,  11-1-96                     12,700     12,700,000
 Federal Home Loan Banks 5.16%,
   11-8-96                                                         7,000      6,992,977
 Federal Farm Credit Bank 5.14%,
   11-20-96                                                       12,140     12,107,067
                                                                           -------------
                                                                             31,800,044
                                                                           -------------

                                                                  PAR
                                                                 VALUE
                                                                 (000)        VALUE
                                                               ---------  --------------
U.S. Treasury Bills--1.7%
 U.S. Treasury Bills 4.85%, 11-14-96                            $31,675  $   31,619,525
 U.S. Treasury Bills 4.86%, 2-6-97                                5,000       4,931,650
 U.S. Treasury Bills 4.90%, 2-6-97                                5,000       4,931,650
                                                                          ------------
                                                                             41,482,825
                                                                          ------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $284,999,811)                                             284,919,046
                                                                          ------------
TOTAL INVESTMENTS--100.7%
 (Identified cost $2,074,835,722)                                         2,409,813,782(a)
 Cash and receivables, less liabilities--(0.7%)                             (17,016,942)
                                                                          ------------
NET ASSETS--100.0%                                                       $2,392,796,840
                                                                          ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $369,505,144 and gross depreciation of $34,674,515 for income tax purposes. At October 31, 1996, the aggregate cost of securities for federal income tax purposes was $2,074,983,153.
(b) Non-income producing.
ADR--American Depository Receipt

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Growth Fund Series
--------------------------------------------------------------------------------

                     STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1996

 Assets
Investment securities at value
  (Identified cost $2,074,835,722)                        $2,409,813,782
Short-term investments held as collateral for loaned
  securities                                                   9,081,798
Cash                                                                 914
Receivables
 Investment securities sold                                    2,892,616
 Fund shares sold                                              1,721,169
 Dividends and interest                                        1,664,140
                                                           -------------
  Total assets                                             2,425,174,419
                                                           -------------
Liabilities
Payables
 Investment securities purchased                              15,107,903
 Collateral on securities loaned                               9,081,798
 Fund shares repurchased                                       5,184,798
 Investment advisory fee                                       1,303,330
 Transfer agent fee                                              747,518
 Distribution fee                                                540,089
 Financial agent fee                                              61,414
 Trustees' fee                                                    11,212
Accrued expenses                                                 339,517
                                                           -------------
  Total liabilities                                           32,377,579
                                                           -------------
Net Assets                                                $2,392,796,840
                                                           =============
Net Assets Consist of:
Capital paid in on shares of beneficial interest          $1,649,890,053
Undistributed net investment income                            4,797,802
Accumulated net realized gain                                403,130,925
Net unrealized appreciation                                  334,978,060
                                                           -------------
Net Assets                                                $2,392,796,840
                                                           =============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,347,470,584)         87,356,082
Net asset value per share                                         $26.87
Offering price per share
  $26.87/(1-4.75%)                                                $28.21
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $45,326,256)             1,702,044
Net asset value and offering price per share                      $26.63

                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1996

 Investment Income
Dividends                                                     $29,430,202
Interest                                                       17,786,591
Security lending                                                   81,367
                                                             -------------
  Total investment income                                      47,298,160
                                                             -------------
Expenses
Investment advisory fee                                        15,914,996
Distribution fee--Class A                                       5,925,509
Distribution fee--Class B                                         322,959
Financial agent fee                                               720,750
Transfer agent                                                  4,346,850
Printing                                                          696,479
Custodian                                                         225,245
Professional                                                       63,857
Registration                                                       56,365
Trustees                                                           19,479
Miscellaneous                                                      13,106
                                                             -------------
  Total expenses                                               28,305,595
                                                             -------------
Net investment income                                          18,992,565
                                                             -------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                               403,222,187
Net realized loss on foreign currency                            (200,388)
Net change in unrealized appreciation (depreciation) on
  investments                                                 (60,960,282)
                                                             -------------
Net gain on investments                                       342,061,517
                                                             -------------
Net increase in net assets resulting from operations         $361,054,082
                                                             =============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Growth Fund Series
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     Year Ended       Year Ended
                                                                  October 31, 1996 October 31, 1995
                                                                 ----------------  -----------------
From Operations
 Net investment income                                                $18,992,565      $19,910,168
 Net realized gain                                                    403,021,799      155,621,706
 Net change in unrealized appreciation (depreciation)                 (60,960,282)     290,325,083
                                                                   -------------     -------------
 Increase in net assets resulting from operations                     361,054,082      465,856,957
                                                                   -------------     -------------
From Distributions to Shareholders
 Net investment income--Class A                                       (22,644,345)     (29,146,274)
 Net investment income--Class B                                           (98,685)         (70,729)
 Net realized gains--Class A                                         (149,324,628)     (80,021,516)
 Net realized gains--Class B                                           (1,479,427)        (163,754)
                                                                   -------------     -------------
 Decrease in net assets from distributions to shareholders           (173,547,085)    (109,402,273)
                                                                   -------------     -------------
From Share Transactions
Class A
 Proceeds from sales of shares (9,835,907 and 11,080,464 shares,
  respectively)                                                       250,496,105      244,386,687
 Net asset value of shares issued from reinvestment of
  distributions
  (6,641,514 and 5,065,877 shares, respectively)                      158,927,977      100,757,525
 Cost of shares repurchased (21,426,723 and 24,592,373 shares,
  respectively)                                                      (546,897,194)    (539,504,775)
                                                                   -------------     -------------
Total                                                                (137,473,112)    (194,360,563)
                                                                   -------------     -------------
Class B
 Proceeds from sales of shares (1,000,869 and 726,554 shares,
  respectively)                                                        25,339,947       16,077,649
 Net asset value of shares issued from reinvestment of
  distributions
  (59,359 and 10,621 shares, respectively)                              1,409,232          212,004
 Cost of shares repurchased (171,122 and 64,169 shares,
  respectively)                                                        (4,348,366)      (1,445,729)
                                                                   -------------     -------------
Total                                                                  22,400,813       14,843,924
                                                                   -------------     -------------
 Decrease in net assets from share transactions                      (115,072,299)    (179,516,639)
                                                                   -------------     -------------
 Net increase in net assets                                            72,434,698      176,938,045
Net Assets
 Beginning of period                                                2,320,362,142    2,143,424,097
                                                                   -------------     -------------
 End of period (including undistributed net investment income of
  $4,797,802 and $8,762,468, respectively)                         $2,392,796,840   $2,320,362,142
                                                                   =============     =============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Growth Fund Series
--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                                              Class A
                                          --------------------------------------------------------------------------------
                                                                       Year Ended October 31,
                                               1996             1995            1994            1993            1992
                                         ---------------- ---------------  --------------- --------------- ---------------
Net asset value, beginning of period           $24.92          $21.24          $21.53          $20.76          $22.60
Income from investment operations(5)
 Net investment income                           0.20(4)         0.26            0.26            0.32            0.36
 Net realized and unrealized gain                3.63            4.53            0.17            1.15            0.97
                                              --------         --------        --------        --------        --------
  Total from investment operations               3.83            4.79            0.43            1.47            1.33
                                              --------         --------        --------        --------        --------
Less distributions
 Dividends from net investment income           (0.25)          (0.30)          (0.24)          (0.32)          (0.45)
 Dividends from net realized gains              (1.63)          (0.81)          (0.48)          (0.38)          (2.72)
                                              --------         --------        --------        --------        --------
  Total distributions                           (1.88)          (1.11)          (0.72)          (0.70)          (3.17)
                                              --------         --------        --------        --------        --------
Change in net asset value                        1.95            3.68           (0.29)           0.77           (1.84)
                                              --------         --------        --------        --------        --------
Net asset value, end of period                 $26.87          $24.92          $21.24          $21.53          $20.76
                                              ========         ========        ========        ========        ========
Total return(1)                                 16.34%          23.91%           2.06%           7.20%           6.95%
Ratios/supplemental data:
Net assets, end of period (thousands)        $2,347,471       $2,300,251      $2,140,458      $2,563,442      $2,186,868

Ratio to average net assets of:
 Operating expenses                              1.17%           1.20%           1.19%           1.18%           1.17%
 Net investment income                           0.80%           0.92%           1.22%           1.55%           1.86%
Portfolio turnover                                116%            109%            118%            176%            192%
Average commission rate paid(6)               $0.0534             N/A             N/A             N/A             N/A

                                                       Class B
                                          ---------------------------------
                                                                   From
                                        Year Ended October 31,  Inception
                                                                7/15/94 to
                                            1996       1995      10/31/94
                                          ---------  ---------  ------------
Net asset value, beginning of period        $24.74    $21.19      $20.48
Income from investment operations(5)
 Net investment income                          --(4)      --(4)    0.01
 Net realized and unrealized gain             3.61      4.60        0.70
                                           --------   --------    --------
  Total from investment operations            3.61      4.60        0.71
                                           --------   --------    --------
Less distributions
 Dividends from net investment income        (0.09)    (0.24)         --
 Dividends from net realized gains           (1.63)    (0.81)         --
                                           --------   --------    --------
  Total distributions                        (1.72)    (1.05)         --
                                           --------   --------    --------
Change in net asset value                     1.89      3.55        0.71
                                           --------   --------    --------
Net asset value, end of period              $26.63    $24.74      $21.19
                                           ========   ========    ========
Total return(1)                              15.48%    23.02%       3.47%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)      $45,326   $20,111      $2,966
Ratio to average net assets of:
 Operating expenses                           1.93%     1.97%       1.87%(2)
 Net investment income                        0.01%     0.01%       0.32%(2)
Portfolio turnover                             116%      109%        118%
Average commission rate paid(6)            $0.0534       N/A         N/A

(1) Maximum sales load is not reflected in the total return calculation.

(2) Annualized

(3) Not annualized

(4) Computed using average shares outstanding.

(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.

(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
                        See Notes to Financial Statements

--------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND SERIES
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT

     The continued rally in the U.S. stock market helped the Aggressive Growth Fund post strong double-digit returns over this latest reporting period. For the twelve months ended October 31, 1996, Class A shares provided a total return of 17.43% and Class B shares returned 16.52%. Although these results were impressive on an absolute basis, they did lag behind Standard & Poor's 500 Composite Stock Index, an unmanaged, commonly used measure of stock performance, which returned 24.20% over the same period. All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges.

     Over the last twelve months, the Fund continued to focus on high-growth companies with strong thematic appeal. With this objective, we found a number of compelling investment opportunities within the energy sector which provided outstanding results throughout the reporting period. Aided by a surprisingly robust U.S. economy during the first half of 1996, the Fund's substantial exposure to economically-sensitive stocks also boosted results. Negative contributors to Fund performance during this period included the portfolio's relative underweighting in the solidly performing financial and capital goods sectors. Severe profit-taking in some of our technology and health care holdings during the July selloff also hindered returns.

     Moving forward, we are forecasting a more moderate economic climate and slower earnings growth for the overall stock market. Since we firmly believe that stock performance tracks earnings growth in the long-run, the main thrust of our research continues to be on finding young growth companies that can turn into tomorrow's market leaders. Investment themes that we believe can provide above-average growth potential in this environment include Software Solutions (technology), Energy Technology (energy) and 21st Century Medicine (health care). As of October 31, 1996, the Fund's asset allocation mix was 96% equity and 4% cash equivalents.

INVESTOR PROFILE

     The Aggressive Growth Fund is best suited for an investor who desires an aggressively managed portfolio designed for maximum appreciation of capital with little or no current income.

--------------------------------------------------------------------------------
Aggressive Growth Fund Series
--------------------------------------------------------------------------------

[LINE CHART]
                              Aggressive
                              Growth Fund
               S&P 500*       -- Class A
               --------       ----------
1986           10000           9525
1987           10641          10769
1988           12183          11256
1989           15377          13349
1990           14221          11577
1991           18985          16206
1992           20875          17359
1993           23986          19815
1994           24929          19889
1995           31514          26878
1996           39140          31563
[/LINE CHART]

Average Annual Total Returns for the Periods Ending 10/31/96
                                                                From Inception
                                                                  7/21/94 to
                                1 Year    5 Years    10 Years      10/31/96
--------------------------------------------------------------------------------
Class A with 4.75% sales charge  11.87%    13.16%      12.18%        --
--------------------------------------------------------------------------------
Class A at net asset value       17.43%    14.26%      12.72%        --
--------------------------------------------------------------------------------
Class B with CDSC                12.52%    --          --            21.39%
--------------------------------------------------------------------------------
Class B at net asset value       16.52%    --          --            22.42%
--------------------------------------------------------------------------------
S&P 500 Index*                   24.20%    15.57%      14.62%        24.61%
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 10/31/86 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception dates, fees and sales charges. The total return (since inception 7/21/94) for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%-3rd year, 2%-4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*The S&P 500 Index is an unmanaged but commonly used measure of stock total return performance. The S&P 500's performance does not reflect sales charges.

--------------------------------------------------------------------------------
Aggressive Growth Fund Series
--------------------------------------------------------------------------------

                       INVESTMENTS AT OCTOBER 31, 1996

                                                     SHARES       VALUE
                                                    ---------  -------------
COMMON STOCKS--91.1%
Advertising--2.5%
 Outdoor Systems, Inc. (b)                            65,000   $ 2,908,750
 Snyder Communications, Inc. (b)                      50,000       975,000
 Universal Outdoor Holdings, Inc. (b)                 75,000     2,203,125
                                                               -----------
                                                                 6,086,875
                                                               -----------
Aerospace & Defense--0.2%
 Triumph Group, Inc. (b)                              28,600       643,500
                                                               -----------
Computer Software & Services--24.3%
 Amati Communications Corp. (b)                      100,000     1,725,000
 Brooktrout Technology, Inc. (b)                     100,000     3,225,000
 Chips & Technologies, Inc. (b)                      302,400     6,010,200
 Cognos, Inc. (b)                                     75,000     2,353,125
 Electronics Arts, Inc. Class A (b)                  135,000     5,062,500
 Forte Software, Inc. (b)                             50,000     1,887,500
 Inso Corp. (b)                                       50,000     2,462,500
 McAfee Associates, Inc. (b)                         105,000     4,777,500
 Network Appliance, Inc. (b)                          35,000     1,225,000
 Object Design, Inc. (b)                             120,000     1,372,500
 PairGain Technologies, Inc. (b)                      70,000     4,821,250
 Parametric Technology Corp. (b)                     112,500     5,498,437
 Rational Software Corp. (b)                          75,000     2,878,125
 Remedy Corp. (b)                                    130,000     6,337,500
 Security Dynamics Technologies, Inc. (b)             20,000     1,625,000
 Verilink Corp. (b)                                   35,000     1,260,000
 Veritas Software Corp. (b)                           90,000     4,545,000
 Videoserver, Inc. (b)                                50,000     2,368,750
                                                               -----------
                                                                59,434,887
                                                               -----------
Diversified Financial Services--5.4%
 Concord EFS, Inc. (b)                               135,000     3,915,000
 Conseco, Inc.                                       100,000     5,350,000
 Money Store, Inc.                                   150,000     3,862,500
                                                               -----------
                                                                13,127,500
                                                               -----------
Diversified Miscellaneous--2.4%
 Central Garden & Pet Company (b)                    250,000     5,906,250
                                                               -----------
Electrical Equipment--2.0%
 Jabil Circuit, Inc. (b)                             200,000     4,800,000
                                                               -----------
Electronics--5.9%
 3Com Corp. (b)                                       90,000     6,086,250
 S3, Inc. (b)                                        200,000     3,775,000
 Sawtek, Inc. (b)                                    150,000     4,537,500
                                                               -----------
                                                                14,398,750
                                                               -----------
Healthcare--Drugs--2.0%
 Agouron Pharmaceuticals, Inc. (b)                    50,000     2,862,500
 Amylin Pharmaceuticals, Inc. (b)                    175,000     1,968,750
                                                               -----------
                                                                 4,831,250
                                                               -----------
Household Furnishings & Appliances--1.6%
 Ethan Allen Interiors, Inc.                         110,000     3,932,500
                                                               -----------
Lodging & Restaurants--1.7%
 Starbucks Corp. (b)                                 125,000   $ 4,062,500
                                                               -----------
Medical Products & Supplies--1.8%
 Idexx Laboratories, Inc. (b)                         50,000     1,962,500
 U.S. Surgical Corp.                                  60,000     2,512,500
                                                               -----------
                                                                 4,475,000
                                                               -----------
Office & Business Equipment--2.0%
 Compaq Computer Corp. (b)                            50,000     3,481,250
 Splash Technology Holdings, Inc. (b)                100,000     1,375,000
                                                               -----------
                                                                 4,856,250
                                                               -----------
Oil Service & Equipment--16.6%
 Diamond Offshore Drilling (b)                       110,000     6,696,250
 ENSCO International, Inc. (b)                       125,000     5,406,250
 Falcon Drilling Company, Inc. (b)                   175,000     6,190,625
 Marine Drilling Company, Inc. (b)                   200,000     2,775,000
 Pride Petroleum Services, Inc. (b)                  200,000     3,500,000
 Schlumberger Ltd.                                    75,000     7,434,375
 Smith International, Inc. (b)                       125,000     4,750,000
 Transocean Offshore, Inc.                            60,000     3,795,000
                                                               -----------
                                                                40,547,500
                                                               -----------
Professional Services--1.8%
 HFS, Inc. (b)                                        60,000     4,395,000
                                                               -----------
Publishing, Broadcasting, Printing & Cable--6.5%
 American Radio Systems Corp. Class A (b)             50,000     1,525,000
 Chancellor Broadcasting Class A (b)                  50,000     1,612,500
 Consolidated Graphics, Inc. (b)                      84,800     3,074,000
 Evergreen Media Corp. Class A (b)                   149,999     4,049,973
 Heftel Broadcasting Corp. Class A (b)                50,000     1,812,500
 Telemundo Group, Inc. Class A (b)                    50,000     1,387,500
 Univision Communications, Inc. Class A (b)           70,000     2,362,500
                                                               -----------
                                                                15,823,973
                                                               -----------
Retail--1.8%
 Eagle Hardware & Garden, Inc. (b)                   150,000     4,293,750
                                                               -----------
Retail--Drug--1.8%
 Jones Medical Industries, Inc.                      100,000     4,350,000
                                                               -----------
Textile & Apparel--2.6%
 Nike, Inc. Class B                                   50,000     2,943,750
 Pacific Sunwear of California (b)                   150,000     3,337,500
                                                               -----------
                                                                 6,281,250
                                                               -----------
Telecommunications Equipment--6.9%
 ADC Telecommunications, Inc. (b)                     50,000     3,418,750
 Andrew Corp. (b)                                     25,000     1,218,750
 Cisco Systems, Inc. (b)                              15,000       928,125
 Digital Microwave Corp. (b)                         150,000     3,431,250
 Natural Microsystems Corp. (b)                       60,000     3,195,000
 Pacific Gateway Exchange, Inc. (b)                   50,000     1,550,000
 Stanford Telecommunications, Inc. (b)                17,600       501,600
 U.S. Robotics Corp. (b)                              40,000     2,515,000
                                                               -----------
                                                                16,758,475
                                                               -----------

                      See Notes to Financial Statements

--------------------------------------------------------------------------------
Aggressive Growth Fund Series
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                   --------- --------------
Utility--Telephone--1.3%
 ACC Corp. (b)                      75,000    $  3,187,500
                                               ------------
TOTAL COMMON STOCKS
  (Identified cost $200,926,461)               222,192,710
                                               ------------
WARRANTS--4.5%
Chemical--0.9%
 BJ Services Co. Warrants (b)      100,000       2,112,500
                                               ------------
Electronics--3.6%
 Intel Corp. Warrants (b)          125,000       8,861,325
                                               ------------
TOTAL WARRANTS
  (Identified cost $8,524,147)                  10,973,825
                                               ------------
TOTAL LONG-TERM INVESTMENTS--95.6%
 (Identified cost $209,450,608)                233,166,535
                                               ------------

                                                      STANDARD
                                                      & POOR'S     PAR
                                                       RATING     VALUE
                                                    (Unaudited)   (000)       VALUE
                                                   ------------  -------  ---------------
SHORT-TERM OBLIGATIONS--0.9%
Commercial Paper--0.9%
 Corporate Receivables Corp. 5.70%, 11-1-96             A-1      $  480    $    480,000
 AlliedSignal, Inc. 5.26%, 11-4-96                      A-1       1,650       1,649,277
                                                                          -------------
                                                                              2,129,277
                                                                          -------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $2,129,277)                                                 2,129,277
                                                                          -------------
TOTAL INVESTMENTS--96.5%
 (Identified cost $211,579,885)                                             235,295,812(a)
 Cash and receivables, less liabilities--3.5%                                 8,658,419
                                                                          -------------
NET ASSETS--100.0%                                                         $243,954,231
                                                                          =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $28,431,958 and gross depreciation of $5,165,009 for income tax purposes. At October 31, 1996, the aggregate cost of securities for federal income tax purposes was $212,028,863.
(b) Non-income producing.

                      See Notes to Financial Statements

--------------------------------------------------------------------------------
Aggressive Growth Fund Series
--------------------------------------------------------------------------------

                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1996

 Assets
Investment securities at value
  (Identified cost $211,579,885)                              $235,295,812
Short-term investments held as collateral for loaned
  securities                                                    11,123,400
Cash                                                             1,790,497
Receivables
 Investment securities sold                                     10,932,765
 Fund shares sold                                                7,238,750
                                                              -------------
  Total assets                                                 266,381,224
                                                              -------------

Liabilities
Payables
 Collateral on securities loaned                                11,123,400
 Investment securities purchased                                10,779,853
 Fund shares repurchased                                           184,605
 Investment advisory fee                                           142,682
 Distribution fee                                                   59,198
 Transfer agent fee                                                 51,231
 Trustees' fee                                                      11,245
 Financial agent fee                                                 6,282
Accrued expenses                                                    68,497
                                                              -------------
 Total liabilities                                              22,426,993
                                                              -------------
Net Assets                                                    $243,954,231
                                                              =============

Net Assets Consist of:
Capital paid in on shares of beneficial interest              $185,675,889
Accumulated net realized gain                                   34,562,415
Net unrealized appreciation                                     23,715,927
                                                              -------------
Net Assets                                                    $243,954,231
                                                              =============

Class A
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $233,487,799)              13,863,607

Net asset value per share                                           $16.84
Offering price per share
  $16.84/(1-4.75%)                                                  $17.68

Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $10,466,432)                 631,461

Net asset value and offering price per share                        $16.57

                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1996

 Investment Income
Dividends                                                        $195,895
Interest                                                          500,090
Security lending                                                  159,276
                                                              -----------
  Total investment income                                         855,261
                                                              -----------

Expenses
Investment advisory fee                                         1,537,430
Distribution fee--Class A                                         533,170
Distribution fee--Class B                                          63,649
Financial agent fee                                                65,890
Transfer agent                                                    302,803
Printing                                                           49,306
Professional                                                       37,723
Custodian                                                          37,123
Registration                                                       26,278
Trustees                                                           20,644
Miscellaneous                                                       2,607
                                                              -----------
 Total expenses                                                 2,676,623
                                                              -----------
Net investment loss                                            (1,821,362)
                                                              -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                40,305,515
Net realized loss on purchased options                         (1,265,699)
Net change in unrealized appreciation (depreciation) on
  investments                                                  (4,196,804)
                                                              -----------

Net gain on investments                                        34,843,012
                                                              -----------
Net increase in net assets resulting from operations          $33,021,650
                                                              ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Aggressive Growth Fund Series
--------------------------------------------------------------------------------

                      STATEMENT OF CHANGES IN NET ASSETS

                                                       Year Ended         Year Ended
                                                    October 31, 1996   October 31, 1995
                                                    -----------------  -----------------
From Operations
 Net investment income (loss)                          $(1,821,362)          $625,864
 Net realized gain                                      39,039,816         22,388,865
 Net change in unrealized appreciation
  (depreciation)                                        (4,196,804)        23,926,580
                                                       ------------      ------------
 Increase in net assets resulting from operations       33,021,650         46,941,309
                                                       ------------      ------------
From Distributions to Shareholders
 Net investment income--Class A                           (230,621)        (1,906,874)
 Net investment income--Class B                                 --             (6,562)
 Net realized gains--Class A                           (24,390,155)        (9,109,368)
 Net realized gains--Class B                              (370,937)           (33,032)
                                                       ------------      ------------
 Decrease in net assets from distributions to
  shareholders                                         (24,991,713)       (11,055,836)
                                                       ------------      ------------
From Share Transactions
Class A
 Proceeds from sales of shares (20,593,244 and
  4,239,236 shares, respectively)                      339,736,195         62,165,020
 Net asset value of shares issued from
  reinvestment of distributions
  (1,566,906 and 857,273 shares, respectively)          22,579,121         10,298,375
 Cost of shares repurchased (19,216,354 and
  4,688,495 shares, respectively)                     (316,940,541)       (67,901,061)
                                                       ------------      ------------
Total                                                   45,374,775          4,562,334
                                                       ------------      ------------
Class B
 Proceeds from sales of shares (739,574 and
  152,973 shares, respectively)                         12,090,017          2,285,062
 Net asset value of shares issued from
  reinvestment of distributions
  (23,041 and 3,215 shares, respectively)                  329,024             38,454
 Cost of shares repurchased (277,273 and 34,861
  shares, respectively)                                 (4,550,009)          (558,289)
                                                       ------------      ------------
Total                                                    7,869,032          1,765,227
                                                       ------------      ------------
 Increase in net assets from share transactions         53,243,807          6,327,561
                                                       ------------      ------------
 Net increase in net assets                             61,273,744         42,213,034
Net Assets
 Beginning of period                                   182,680,487        140,467,453
                                                       ------------      ------------
 End of period (including undistributed net
  investment income of $0 and $230,621,
  respectively)                                       $243,954,231       $182,680,487
                                                       ============      ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Aggressive Growth Fund Series
--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                                                           Class A
                                                           ---------------------------------------------------------------------
                                                                                   Year Ended October 31,
                                                                1996          1995          1994          1993          1992
                                                           ------------- ------------- ------------- -------------  -------------

Net asset value, beginning of period                            $16.51       $13.33        $14.56        $13.56        $14.88
Income from investment operations(5)
 Net investment income (loss)                                    (0.13)(4)     0.06(4)       0.27          0.22          0.23
 Net realized and unrealized gain (loss)                          2.64         4.21         (0.21)         1.62          0.59
                                                               --------      --------      --------      --------      --------
  Total from investment operations                                2.51         4.27          0.06          1.84          0.82
                                                               --------      --------      --------      --------      --------
Less distributions
 Dividends from net investment income                            (0.02)       (0.19)        (0.22)        (0.23)        (0.25)
 Dividends from net realized gains                               (2.16)       (0.90)        (1.07)        (0.61)        (1.50)
 Distributions in excess of accumulated realized gains              --           --            --            --         (0.39)
                                                               --------      --------      --------      --------      --------
  Total distributions                                            (2.18)       (1.09)        (1.29)        (0.84)        (2.14)
                                                               --------      --------      --------      --------      --------
Change in net asset value                                         0.33         3.18         (1.23)         1.00         (1.32)
                                                               --------      --------      --------      --------      --------
Net asset value, end of period                                  $16.84       $16.51        $13.33        $14.56        $13.56
                                                               ========      ========      ========      ========      ========
Total return(1)                                                  17.43%       35.14%         0.37%        14.15%         7.11%
Ratios/supplemental data:
Net assets, end of period (thousands)                          $233,488       $180,288      $140,137     $143,035      $128,530

Ratio to average net assets of:
 Operating expenses                                               1.20%        1.29%         1.26%         1.17%         1.25%
 Net investment income (loss)                                    (0.81%)       0.43%         1.97%         1.58%         1.70%
Portfolio turnover                                                 401%         331%          306%          192%          251%
Average commission rate paid(6)                                $0.0655          N/A           N/A           N/A           N/A

                                                         Class B
                                         --------------------------------------

                                                                       From
                                                                     Inception
                                          Year Ended October 31,     7/21/94 to
                                             1996         1995       10/31/94
                                         ------------ ------------  ------------
Net asset value, beginning of period         $16.38      $13.31       $13.09
Income from investment operations(5)
 Net investment income (loss)                 (0.25)(4)   (0.12)(4)     0.02
 Net realized and unrealized gain              2.60        4.26         0.20
                                            --------     --------     --------
  Total from investment operations             2.35        4.14         0.22
                                            --------     --------     --------
Less distributions
 Dividends from net investment income            --       (0.17)          --
 Dividends from net realized gains            (2.16)      (0.90)          --
                                            --------     --------     --------
  Total distributions                         (2.16)      (1.07)          --
                                            --------     --------     --------
Change in net asset value                      0.19        3.07         0.22
                                            --------     --------     --------
Net asset value, end of period               $16.57      $16.38       $13.31
                                            ========     ========     ========
Total return(1)                               16.52%      34.15%        1.68%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)      $10,466      $2,393         $330
Ratio to average net assets of:
 Operating expenses                            1.95%       2.04%        1.81%(2)
 Net investment income (loss)                 (1.57%)     (0.83%)       1.45%(2)
Portfolio turnover                              401%        331%         306%
Average commission rate paid(6)             $0.0655         N/A          N/A

(1) Maximum sales load is not reflected in the total return calculation.

(2) Annualized

(3) Not annualized

(4) Computed using average shares outstanding.

(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
HIGH YIELD FUND SERIES
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT

     Phoenix High Yield Fund posted impressive results over this latest fiscal reporting period. For the twelve months ended October 31, 1996, the Fund's Class A shares provided a total return of 15.95% and Class B shares returned 14.88%. These results compare very favorably with the market, as measured by the CS First Boston High Yield Index, which returned 10.47% over this same period.* All of these results assume reinvestment of any distributions, but exclude the effect of sales charges.

     During this reporting cycle, the most significant factor contributing to the Fund's strong performance was our sizable allocation to emerging markets securities. This group not only outperformed all other sectors in the fixed-income universe, but also outdistanced a bullish U.S. equity market. Over the last twelve months, our research in this area has led us to a number of rewarding investment opportunities in such countries as Poland, Russia, Mexico and Argentina. Besides emerging markets, the Fund also benefited from its U.S. high-yield exposure. Our strategy of focusing on non-cyclical industries worked well and we are particularly pleased with the solid performance from our energy and media holdings.

     Given our outlook for slower economic growth in the U.S., the Fund's investment strategy will emphasize defensive industries such as oil and gas, health care and food and beverage. When opportunities present themselves, we will also continue to invest in good credits from such out of favor industries as cable television and pulp and paper. Lastly, despite the extended rally in emerging markets bonds, we still remain bullish on this sector. Currently, we are finding attractive valuations in such countries as Croatia and Venezuela as well as from select corporate issues found in Mexico and Central Europe.

     *The CS First Boston High Yield Index is an unmanaged, but commonly used index that tracks returns of all new publicly offered debt of more than $75 million rated below "BBB" or "BBB/BB+."

INVESTOR PROFILE

     The High Yield Fund is best suited for risk-tolerant investors seeking a long-term investment to provide for high current income. High-yield fixed-income securities generally are subject to greater market fluctuations and risk of loss of income and principal than are investments in low-yielding fixed-income securities. Foreign investing involves special risks, such as currency fluctuation, less public disclosure as well as economic and political risks.

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High Yield Fund Series
--------------------------------------------------------------------------------

[LINE CHART]
             CS First Boston    High Yield
             High Yield         Fund --
             Index*             Class A
             ------             -------
1986           10000            9525
1987            9977            9302
1988           11990           10949
1989           12170           11020
1990           11088           10470
1991           16091           13273
1992           18568           15433
1993           22103           18810
1994           22468           18327
1995           25893           20377
1996           28604           23628
[/LINE CHART]

Average Annual Total Returns for Periods Ending 10/31/96         From Inception
                                                                   2/16/94 to
                                 1 Year    5 Years    10 Years      10/31/96
--------------------------------------------------------------------------------
Class A with 4.75% sales charge   10.41%    11.33%       9.09%      --
--------------------------------------------------------------------------------
Class A at net asset value        15.95%    12.41%       9.63%      --
--------------------------------------------------------------------------------
Class B with CDSC                 10.88%      --          --      5.10%
--------------------------------------------------------------------------------
Class B at net asset value        14.88%      --          --      6.04%
--------------------------------------------------------------------------------
First Boston High Yield Index*    10.47%    12.19%      11.08%    8.32%**
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 10/31/86 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception dates, fees and sales charges. The total return (since inception 2/16/94) for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*The CS First Boston High Yield Index is an unmanaged but commonly used index that tracks the returns of all new publicly offered debt of more than $75 million rated below BBB or BBB/BB+. The index's performance does not reflect sales charges.

**Index information from 2/28/94 to 10/31/96.

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High Yield Fund Series
--------------------------------------------------------------------------------

                       INVESTMENTS AT OCTOBER 31, 1996

                                                        MOODY'S
                                                         BOND         PAR
                                                        RATING       VALUE
                                                      (Unaudited)    (000)         VALUE
                                                     ------------ -----------  ---------------
U.S. GOVERNMENT SECURITIES--1.1%
U.S. Treasury Notes--1.1%
 U.S. Treasury Notes WI 5.875%, '99 (g)                Aaa          $  5,750    $  5,747,700
                                                                                ------------
TOTAL U.S. GOVERNMENT SECURITIES
 (Identified cost $5,736,775)                                                      5,747,700
                                                                                ------------
NON-CONVERTIBLE BONDS--62.6%
Advertising--1.9%
 Outdoor Systems, Inc. 9.375%, '06                     B               6,000       5,970,000
 Universal Outdoor, Inc. 9.75%, '06                    B               4,000       3,960,000
                                                                                ------------
                                                                                   9,930,000
                                                                                ------------
Asset-Backed Securities--1.4%
 Airplanes Pass Through Trust 1D 10.875%, '19          Ba              7,000       7,595,000
                                                                                ------------
Chemical--1.9%
 General Chemical 9.25%, '03                           B               7,300       7,446,000
 ISP Holdings, Inc. 9%, '03                            Ba              2,500       2,518,750
                                                                                ------------
                                                                                   9,964,750
                                                                                ------------
Containers--4.3%
 Owens-Illinois, Inc. 11%, '03                         Ba             11,000      12,113,750
 Portola Packaging, Inc. 10.75%, '05                   B              10,000      10,450,000
                                                                                ------------
                                                                                  22,563,750
                                                                                ------------
Food & Beverages--2.2%
 Canandaigua Wine 144A 8.75%, '03 (b)                  B               5,000       4,762,500
 International Home Foods, Inc. 144A 10.375%,
  '06 (b)                                              B               7,000       7,070,000
                                                                                ------------
                                                                                  11,832,500
                                                                                ------------
Hospital Management & Services--4.7%
 Healthsouth Rehabilitation 9.50%, '01                 Ba              2,625       2,795,625
 Tenet Healthcare Corp. 10.125%, '05                   Ba             20,250      22,275,000
                                                                                ------------
                                                                                  25,070,625
                                                                                ------------
Industrial--1.1%
 AAF-McQuay, Inc. 8.875%, '03                          B               5,750       5,699,687
                                                                                ------------
Non-Agency Mortgage-Backed Securities--6.8%
 Chase Mortgage Finance Corp. Private 93-2, B8
  6.95%, '24 (i)                                       BB(c)           4,323       3,534,866
 DLJ Mortgage Acceptance Corp. 94-MF4, B2 144A
  8.50%, '01 (b)                                       BB(c)           3,000       2,723,438
 Fund America Structured Trust 96-1, A 144A 0%, '26
  (b)                                                  Baa             3,000       2,163,750
Non-Agency Mortgage-Backed Securities--continued
 Merrill Lynch Mortgage 94-M1, E 144A 8.23%, '22 (b)   Ba           $  4,000    $  3,491,875
 Prudential Home Mortgage Security Corp. 95-F, B1
  144A 6.625%, '24 (b)                                 Ba              1,329       1,048,206
 Resolution Trust Corp. 95-2, B2 7%, '29 (h)           Baa             5,672       5,551,689
 Resolution Trust Corp. 95-2, C1 7.45%, '29 (h)        Baa             3,212       3,187,243
 Ryland Mortgage Security Corp. III 92-A, 1C 8.33%,
  '30                                                  BB(c)           1,000         768,750
 Salomon Brothers Mortgage VII 95 C1 144A 6.801%,
  '08 (b)                                              B               9,201       6,935,159
 SML, Inc. 94-C1, B2 10.30%, '99 (h)                   BB(c)           5,000       4,879,688
 Structured Asset Securities Corp. 96-CFL, F 7.75%,
  '28                                                  BB(c)           1,600       1,423,000
                                                                                ------------
                                                                                  35,707,664
                                                                                ------------
Oil & Gas--5.5%
 Benton Oil & Gas Co. 11.625%, '03 (h)                 NR              4,350       4,774,125
 Flores & Rucks, Inc. 9.75%, '06 (h)                   B               8,000       8,220,000
 Forcenergy, Inc. 9.50%, '06                           B               2,000       2,027,500
 Nuevo Energy Co. 9.50%, '06                           B              13,500      13,905,000
                                                                                ------------
                                                                                  28,926,625
                                                                                ------------
Oil Service & Equipment--4.2%
 NS Group, Inc. 13.50%, '03                            B              10,500      10,539,375
 Noble Drilling Corp. 9.125%, '06                      Ba             10,800      11,421,000
                                                                                ------------
                                                                                  21,960,375
                                                                                ------------
Paper & Forest Products--4.0%
 Buckeye Cellulose Corp. 9.25%, '08                    Ba              5,500       5,568,750
 SD Warren Co. Series B 12%, '04                       B               4,250       4,590,000
 Stone Container Corp. 11.875%, '98                    B              10,500      11,116,875
                                                                                ------------
                                                                                  21,275,625
                                                                                ------------
Publishing, Broadcasting, Printing & Cable--12.5%
 Comcast Corp. 9.375%, '05                             B               6,000       6,000,000
 Comcast Corp. 9.50%, '08                              B               1,350       1,343,250
 Comcast Corp. 10.625%, '12                            B               5,000       5,318,750
 Continental Cablevision 9.50%, '13                    Ba              5,700       6,412,500
 Frontiervision 11%, '06                               B               7,000       6,965,000
 Galaxy Telecom 12.375%, '05                           B               8,000       8,380,000
 Granite Broadcasting Corp. 10.375%, '05               B               7,000       7,105,000

                      See Notes to Financial Statements
                                                                              35

--------------------------------------------------------------------------------
High Yield Fund Series
--------------------------------------------------------------------------------

                                                        MOODY'S
                                                         BOND         PAR
                                                        RATING       VALUE
                                                      (Unaudited)    (000)         VALUE
                                                     ------------ -----------  ---------------

Publishing, Broadcasting, Printing & Cable--continued
 Poland Communications, Inc. 144A 9.875%, '03 (b)      B            $  7,400    $  7,400,000
 SCI Television 11%, '05                               B              15,800      16,886,250
                                                                                ------------
                                                                                  65,810,750
                                                                                ------------
Retail--1.9%
 Eyecare Centers of America 12%, '03 (h)               B               6,500       6,955,000
 Scotty's Inc. Series A 11.25%, '15 (h)                NR              3,200       2,968,000
                                                                                ------------
                                                                                   9,923,000
                                                                                ------------
Telecommunications--4.3%
 Commnet Cellular 11.25%, '05                          Caa             4,000       4,225,000
 Sprint Spectrum L.P. 11%, '06                         B               8,100       8,221,500
 USA Mobile Communications 14%, '04                    B               3,500       3,920,000
 Viatel, Inc. 0%, '05 (e)                              B               3,500       2,170,000
 Western Wireless 144A 10.50%, '07 (b)                 B               4,000       4,010,000
                                                                                ------------
                                                                                  22,546,500
                                                                                ------------
Truckers & Marine--1.2%
 Viking Star Shipping 9.625%, '03                      Ba              6,000       6,195,000
                                                                                ------------
Utility--Electric--4.7%
 AES Corp. 9.75%, '00                                  Ba              8,000       8,280,000
 California Energy 9.875%, '03                         Ba              5,000       5,231,250
 California Energy 0%, '04 (e)                         Ba             11,000      11,330,000
                                                                                ------------
                                                                                  24,841,250
                                                                                ------------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $320,628,967)                                                  329,843,101
                                                                                ------------
FOREIGN NON-CONVERTIBLE BONDS--19.3%
Argentina--3.1%
 Bridas Corp. 12.50%, '99                              B              11,500      12,103,750
 Transportadora de Gas del Sur 10.25%, '01             B               4,000       4,110,000
                                                                                ------------
                                                                                  16,213,750
                                                                                ------------
Bermuda--1.0%
 Sea Containers Ltd. 10.50%, '03                       Ba              5,000       5,087,500
                                                                                ------------
Canada--5.3%
 Call-Net Enterprises 0%,
  '04 (e)                                              B              12,000       9,330,000
 Groupe Videotron Ltee 10.625%, '05                    Ba              4,000       4,380,000
 Gulf Canada Resources 9.625%, '05                     Ba              7,000       7,402,500
 Videotron Ltd. 10.25%, '02                            Ba              6,500       7,003,750
                                                                                ------------
                                                                                  28,116,250
                                                                                ------------
Colombia--2.7%
 Comunicacion Celular SA 0%, '03 (e)                   B               7,500       4,725,000
 Occidente Y Caribe Celular 144A 0%, '04 (b) (e)       B              19,085       9,542,500
                                                                                ------------
                                                                                  14,267,500
                                                                                ------------
Mexico--3.9%
 Aerovias De Mexico Euro. 144A 9.75%, '00 (b)          NR           $  1,150    $  1,086,750
 Aerovias De Mexico SA 9.75%, '00                      NR              2,350       2,220,750
 Coca-Cola Femsa 8.95%,
  '06                                                  Ba              2,000       2,008,750
 Grupo Televisa SA 0%,
  '08 (e)                                              Ba              5,600       3,458,000
 Ispat Mexicana SA Euro 10.375%, '01                   NR             12,000      12,030,000
                                                                                ------------
                                                                                  20,804,250
                                                                                ------------
Philippines--0.8%
 Subic Power Corp. 144A 9.50%, '08 (b)                 NR              3,879       4,044,181
                                                                                ------------
United Kingdom--2.5%
 Comcast UK Cable 0%,
  '07 (e)                                              B               7,500       4,875,000
 Diamond Cable Comm. Co. 0%, '04 (e)                   B               1,150         914,250
 Videotron PLC 0%,
  '04 (e)                                              B               9,000       7,290,000
                                                                                ------------
                                                                                  13,079,250
                                                                                ------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $97,882,856)                                                   101,612,681
                                                                                ------------
FOREIGN CONVERTIBLE BONDS--0.5%
Mexico--0.5%
 Consorcio Grupo Dina Cv. 8%, '04 (e)                  CCC(c)          1,500         930,000
 Empresas ICA Sociedad Euro Cv. 5%, '04 (e)            B               2,500       1,712,500
                                                                                ------------
                                                                                   2,642,500
                                                                                ------------
TOTAL FOREIGN CONVERTIBLE BONDS
 (Identified cost $2,703,528)                                                      2,642,500
                                                                                ------------
FOREIGN GOVERNMENT SECURITIES--12.4%
Croatia--2.1%
 Croatia Series A 6.688%,
  '10 (e)                                              NR             12,000      11,100,000
                                                                                ------------
Dominican Republic--0.3%
 Dominican Republic 6.438%, '24 (e)                    NR              2,500       1,887,500
                                                                                ------------
Mexico--0.7%
 United Mexican States Discount A 6.453%,
  '19 (e) (f)                                          Ba              4,500       3,701,250
                                                                                ------------
Morocco--1.6%
 Morocco R&C Agreement Series A 6.438%, '09 (e)        NR             10,800       8,572,500
                                                                                ------------
Panama--2.8%
 Panama PDI 144A PIK interest capitalization 6.75%,
  '16 (b)                                              NR             19,500      14,503,125
                                                                                ------------
Peru--1.5%
 Peru FLIRB WI 3.25%, '49 (e) (g)                      NR              4,000       2,210,000
 Peru PDI WI 4%, '49 (e) (g)                           NR              9,000       5,433,750
                                                                                ------------
                                                                                   7,643,750
                                                                                ------------
                      See Notes to Financial Statements

36

--------------------------------------------------------------------------------
High Yield Fund Series
--------------------------------------------------------------------------------

                                                        MOODY'S
                                                         BOND         PAR
                                                        RATING       VALUE
                                                      (Unaudited)    (000)         VALUE
                                                     ------------ -----------  ---------------

Venezuela--3.4%
 Banco Central Venezuela NMB B-NP 6.625%, '05 (e)      Ba           $  1,000    $   820,625
 Banco Central Venezuela NMB B-P 6.625%, '05 (e)       Ba              5,000      4,103,125
 Republic of Venezuela Series A NMB 6.75%, '05 (e)     Ba              7,000      5,744,375
 Venezuela-FLIRB A Euro 6.625%, '07 (e)                Ba              5,000      4,159,375
 Venezuela FLIRB B 6.50%, '07 (e)                      Ba              4,000      3,327,500
                                                                                ------------
                                                                                 18,155,000
                                                                                ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $58,834,372)                                                   65,563,125
                                                                                ------------
                                                                    SHARES
                                                                    ---------
PREFERRED STOCKS--0.7%
Paper & Forest Products--0.7%
 SD Warren Co. Pfd. PIK 144A Series B (b)                            115,000      3,645,225
                                                                                ------------
TOTAL PREFERRED STOCKS
 (Identified cost $2,421,900)                                                     3,645,225
                                                                                ------------
CONVERTIBLE PREFERRED STOCKS--0.3%
Publishing, Broadcasting, Printing & Cable--0.3%
 Granite Broadcasting Corp. Cv. Pfd                                   30,000      1,800,000
                                                                                ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified cost $2,025,000)                                                     1,800,000
                                                                                ------------
COMMON STOCKS--0.3%
Publishing, Broadcasting, Printing & Cable--0.0%
 Sullivan Holdings, Inc. Class C (d)                                      76              0
                                                                                ------------

                                                                     SHARES        VALUE
                                                                  ------------  -------------
Telecommunications Equipment--0.3%
 Viatel, Inc. (d)                                                    126,350    $  1,516,200
                                                                                -----------
TOTAL COMMON STOCKS
 (Identified cost $850,646)                                                        1,516,200
                                                                                -----------
WARRANTS--0.2%
 Comunicacion Celular Warrants 144A (b) (d)                            7,500         525,000
 Eye Care Centers of America Warrants (d)                              6,500          32,500
 SD Warren Warrants
  144A (b) (d)                                                       115,000         345,000
                                                                                -----------
                                                                                     902,500
                                                                                -----------
TOTAL WARRANTS
 (Identified cost $1,093,100)                                                        902,500
                                                                                -----------
TOTAL LONG-TERM INVESTMENTS--97.4%
 (Identified cost $492,177,144)                                                  513,273,032
                                                                                -----------

                                                       STANDARD
                                                       & POOR'S        PAR
                                                        RATING        VALUE
                                                      (Unaudited)     (000)
                                                     ------------ ------------  ---------------
SHORT-TERM OBLIGATIONS--2.3%
Commercial Paper--0.8%
 Corporate Asset Funding Co., Inc. 5.60%, 11-1-96        A-1+        $4,500         4,500,000
                                                                                 ------------
Federal Agency Securities--1.5%
 Federal Home Loan Banks 5.53%, 11-1-96                               7,720         7,720,000
                                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $12,220,000)                                                     12,220,000
                                                                                 ------------
TOTAL INVESTMENTS--99.7%
 (Identified cost $504,397,144)                                                   525,493,032(a)
 Cash and receivables, less liabilities--0.3%                                       1,366,704
                                                                                 ------------
NET ASSETS--100.0%                                                               $526,859,736
                                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,805,409 and gross depreciation of $3,704,015 for income tax purposes. At October 31, 1996, the aggregate cost of securities for federal income tax purposes was $504,391,638. At October 31, 1996, the Fund had capital loss carryforwards for tax purposes aggregating $304,541,724 which may be used to offset future capital gains. Of this amount, $223,463,597 was acquired in connection with the merger of National Bond Fund into the Fund which expire as follows: $177,036,784 through 1997; and, $46,426,813 through 1998. The Fund has additional capital loss carryforwards of $81,078,127 which expire as follows: $20,045,739 through 1998; $14,103,053 through 2002; and, $46,929,335 through 2003.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1996, these securities amounted to a value of $73,296,709 or 13.9% of net assets.
(c) As rated by Standard & Poor's, Duff & Phelps or Fitch.
(d) Non-income producing.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) Mexico Value Recovery Euro Rights incorporated as a unit.
(g) When issued.
(h) Segregated as collateral.
(i) Private placement; acquisition cost $3,912,520, acquisition date 8/30/93. The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

                      See Notes to Financial Statements

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High Yield Fund Series
--------------------------------------------------------------------------------


                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1996

 Assets
Investment securities at value
 (Identified cost $504,397,144)                               $525,493,032
Cash                                                                 1,280
Receivables
 Investment securities sold                                     22,307,277
 Fund shares sold                                                1,298,933
 Dividends and interest                                          9,958,403
                                                              ------------
  Total assets                                                 559,058,925
                                                              ------------

Liabilities
Payables
 Investment securities purchased                                31,112,245
 Fund shares repurchased                                           348,080
 Investment advisory fee                                           280,970
 Transfer agent fee                                                184,081
 Distribution fee                                                  128,633
 Financial agent fee                                                12,968
 Trustees' fee                                                      11,288
Accrued expenses                                                   120,924
                                                              ------------
  Total liabilities                                             32,199,189
                                                              ------------
Net Assets                                                    $526,859,736
                                                              ============

Net Assets Consist of:
Capital paid in on shares of beneficial interest              $584,843,221
Undistributed net investment income                              2,038,026
Accumulated net realized loss                                  (81,117,399)
Net unrealized appreciation                                     21,095,888
                                                              ------------
Net Assets                                                    $526,859,736
                                                              ============

Class A
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $501,264,973)              58,077,669
Net asset value per share                                            $8.63
Offering price per share
 $8.63/(1-4.75%)                                                     $9.06

Class B
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $25,594,763)                2,964,497
Net asset value and offering price per share                         $8.63

                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1996

 Investment Income
Interest                                                     $52,270,502
Dividends                                                      1,589,287
Security lending                                                  71,573
                                                             ------------
  Total investment income                                     53,931,362
                                                             ------------

Expenses
Investment advisory fee                                        3,366,120
Distribution fee--Class A                                      1,254,146
Distribution fee--Class B                                        181,101
Financial agent fee                                              155,359
Transfer agent                                                   936,760
Printing                                                         121,237
Custodian                                                         75,495
Professional                                                      54,551
Registration                                                      35,927
Trustees                                                          19,101
Miscellaneous                                                     12,480
                                                             ------------
  Total expenses                                               6,212,277
                                                             ------------
Net investment income                                         47,719,085
                                                             ------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                               26,433,066
Net change in unrealized appreciation (depreciation) on
  investments                                                  2,635,081
                                                             ------------
Net gain on investments                                       29,068,147
                                                             ------------
Net increase in net assets resulting from operations         $76,787,232
                                                             ============

                      See Notes to Financial Statements
38

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High Yield Fund Series
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                       Year Ended        Year Ended
                                                    October 31, 1996  October 31, 1995
                                                   ----------------   -----------------
From Operations
 Net investment income                                 $47,719,085       $51,288,841
 Net realized gain (loss)                               26,433,066       (45,170,764)
 Net change in unrealized appreciation
  (depreciation)                                         2,635,081        47,776,602
                                                      ------------     ------------
 Increase in net assets resulting from operations       76,787,232        53,894,679
                                                      ------------     ------------
From Distributions to Shareholders
 Net investment income--Class A                        (46,688,677)      (49,483,730)
 Net investment income--Class B                         (1,579,272)         (817,976)
                                                      ------------     ------------
 Decrease in net assets from distributions to
  shareholders                                         (48,267,949)      (50,301,706)
                                                      ------------     ------------
From Share Transactions
Class A
 Proceeds from sales of shares (8,790,783 and
  9,926,312 shares, respectively)                       73,572,017        78,513,605
 Net asset value of shares issued from
  reinvestment of distributions (2,806,249 and
  3,110,460 shares, respectively)                       23,385,527        24,479,580
 Cost of shares repurchased (15,647,656 and
  16,450,118 shares, respectively)                    (131,021,265)     (130,311,090)
                                                      ------------     ------------
Total                                                  (34,063,721)      (27,317,905)
                                                      ------------     ------------
Class B
 Proceeds from sales of shares (1,998,410 and
  915,297 shares, respectively)                         16,749,310         7,282,409
 Net asset value of shares issued from
  reinvestment of distributions (76,435 and 36,805
  shares, respectively)                                    639,323           292,115
 Cost of shares repurchased (616,763 and 190,541
  shares, respectively)                                 (5,170,475)       (1,491,768)
                                                      ------------     ------------
Total                                                   12,218,158         6,082,756
                                                      ------------     ------------
 Decrease in net assets from share transactions        (21,845,563)      (21,235,149)
                                                      ------------     ------------
 Net increase (decrease) in net assets                   6,673,720       (17,642,176)
Net Assets
 Beginning of period                                   520,186,016       537,828,192
                                                      ------------     ------------
 End of period (including undistributed net
  investment income of $2,038,026 and $2,426,413,
  respectively)                                       $526,859,736      $520,186,016
                                                      ============     ============

                      See Notes to Financial Statements

--------------------------------------------------------------------------------
High Yield Fund Series
--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                                      Class A
                                             ----------------------------------------------------------
                                                               Year Ended October 31,
                                                1996        1995        1994       1993        1992
                                            ----------- ----------- ----------- ----------- -----------
Net asset value, beginning of period           $8.17       $8.11       $9.11       $8.14       $7.70
Income from investment operations
 Net investment income                          0.78        0.80        0.76        0.74        0.77
 Net realized and unrealized gain (loss)        0.46        0.04       (0.97)       0.97        0.44
                                               -------     -------     -------     -------     -------
  Total from investment operations              1.24        0.84       (0.21)       1.71        1.21
                                               -------     -------     -------     -------     -------
Less distributions
 Dividends from net investment income          (0.78)      (0.78)      (0.76)      (0.74)      (0.77)
 Tax return of capital                            --          --       (0.03)         --          --
                                               -------     -------     -------     -------     -------
  Total distributions                          (0.78)      (0.78)      (0.79)      (0.74)      (0.77)
                                               -------     -------     -------     -------     -------
Change in net asset value                       0.46        0.06       (1.00)       0.97        0.44
                                               -------     -------     -------     -------     -------
Net asset value, end of period                 $8.63       $8.17       $8.11       $9.11       $8.14
                                               =======     =======     =======     =======     =======
Total return(1)                                15.95%      11.19%      -2.57%      21.87%      16.28%
Ratios/supplemental data:
Net assets end of period (thousands)          $501,265    $507,855    $531,773    $182,333    $113,197
Ratio to average net assets of:
 Operating expenses                             1.17%       1.21%       1.19%       1.04%       1.08%
 Net investment income                          9.21%      10.01%       9.01%       8.46%       9.51%
Portfolio turnover                               162%        147%        222%        157%        205%

                                                          Class B
                                             ---------------------------------
                                                                      From
                                              Year Ended October    Inception
                                                     31,           2/16/94 to
                                               1996       1995      10/31/94
                                             ---------  ---------  ------------
Net asset value, beginning of period           $8.19      $8.13       $9.38
Income from investment operations
 Net investment income                          0.71       0.72        0.54
 Net realized and unrealized gain (loss)        0.45       0.07       (1.25)
                                               -------   -------     -------
  Total from investment operations              1.16       0.79       (0.71)
                                               -------   -------     -------
Less distributions
 Dividends from net investment income          (0.72)     (0.73)      (0.52)
 Tax return of capital                            --         --       (0.02)
                                               -------   -------     -------
  Total distributions                          (0.72)     (0.73)      (0.54)
                                               -------   -------     -------
Change in net asset value                       0.44       0.06       (1.25)
                                               -------   -------     -------
Net asset value, end of period                 $8.63      $8.19       $8.13
                                               =======   =======     =======
Total return(1)                                14.88%     10.44%      -7.67%(3)
Ratios/supplemental data:
Net assets end of period (thousands)         $25,595    $12,331      $6,056
Ratio to average net assets of:
 Operating expenses                             1.92%      1.97%       1.80%(2)
 Net investment income                          8.47%      9.18%       9.12%(2)
Portfolio turnover                               162%       147%        222%

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized
(3) Not annualized

                      See Notes to Financial Statements
40

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND SERIES
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT

     With interest rates rising for most of this fiscal reporting period, it has been a difficult market environment for bond investors. For the twelve months ended October 31, 1996, the U.S. Government Securities Fund's Class A shares provided a total return of 4.05% and Class B shares returned 3.39%. These results modestly lagged the Lehman Brothers Government Bond Index. This commonly used, unmanaged index of non-mortgaged U.S. government securities returned 5.12% over the same period. All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges.

     During the first six months of this reporting period, the Fund was significantly overweighted in mortgage-backed securities. As this sector performed well and their yield advantage concurrently declined, we began taking profits in this area. More specifically, we gradually decreased our mortgage-backed exposure from its high of 68% to its current portfolio weighting of 10%. We believe the modest yield advantage which mortgage-backed securities currently provide is not adequate compensation for the prepayment risk inherent in these securities.

     Looking ahead, our outlook for the bond market over the near term is fairly optimistic, given the current environment of moderate economic growth and benign inflation. We will continue to overweight U.S. Treasuries until the yield advantage offered by mortgage-backed securities is adequate compensation for their assumed risk. As always, we will continue to conservatively manage the Fund, emphasizing those U.S. government securities that we believe offer the best value in this segment of the market.

INVESTOR PROFILE

     The U.S. Government Securities Fund is well suited for investors seeking a high level of current income consistent with safety of principal.

--------------------------------------------------------------------------------
U.S. Government Securities Fund Series
--------------------------------------------------------------------------------

[LINE CHART]
          Lehman Brothers  U.S. Government
          Government       Securities
          Bond Index*      Fund -- Class A
3/9/87       10000            9525
 1987          9874           9013
 1988         10834           9997
 1989         12138          10852
 1990         12859          11484
 1991         14736          13119
 1992         16256          14398
 1993         18392          15864
 1994         17571          15232
 1995         20272          17488
 1996         21309          18198
[/LINE CHART]

Average Annual Total Returns for Periods Ending 10/31/96
                                                             From        From
                                                           Inception  Inception
                                                           3/9/87 to  2/24/94 to
                                       1 Year    5 Years   10/31/96   10/31/96
--------------------------------------------------------------------------------
Class A with 4.75% sales charge          -0.90%     5.86%     6.40%       --
--------------------------------------------------------------------------------
Class A at net asset value                4.05%     6.89%     6.94%       --
--------------------------------------------------------------------------------
Class B with CDSC                        -0.56%       --        --      3.70%
--------------------------------------------------------------------------------
Class B at net asset value                3.39%       --        --      4.73%
--------------------------------------------------------------------------------
Lehman Brothers Government Bond Index*    5.12%     7.66%     8.13%**   6.25%***
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 3/9/87 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception dates, fees and sales charges. The total return (from inception 2/24/94) for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*The Lehman Brothers Government Bond Index is an unmanaged but commonly used measure of non-mortgaged government securities performance. The index's performance does not reflect sales charges.

**Index information from 2/28/87 to 10/31/96.

***Index information from 2/28/94 to 10/31/96.

--------------------------------------------------------------------------------
U.S. Government Securities Fund Series
--------------------------------------------------------------------------------

                       INVESTMENTS AT OCTOBER 31, 1996

                                                       STANDARD
                                                       & POOR'S       PAR
                                                        RATING       VALUE
                                                      (Unaudited)    (000)        VALUE
                                                     ------------  ---------  ---------------
U.S. GOVERNMENT AND AGENCY SECURITIES--86.8%
U.S. Treasury Bonds--20.4%
U.S. Treasury Bonds 7.125%, '23                        AAA          $15,000    $ 15,695,100
U.S. Treasury Bonds 6.875%, '25                        AAA           11,000      11,249,920
U.S. Treasury Bonds 6%,
  '26                                                  AAA            1,500       1,369,217
U.S. Treasury Bonds 6.75%, '26                         AAA           15,000      15,162,300
                                                                               ------------
                                                                                 43,476,537
                                                                               ------------
U.S. Treasury Notes--56.4%
U.S. Treasury Notes 5.375%, '97                        AAA           15,000      14,970,450
U.S. Treasury Notes 6.50%, '97                         AAA           10,000      10,079,700
U.S. Treasury Notes 5.875%, '98                        AAA           30,000      30,075,000
U.S. Treasury Notes WI 5.875%, '99 (b)                 AAA           13,000      12,994,800
U.S. Treasury Notes 6.25%, '01                         AAA           34,000      34,228,378
U.S. Treasury Notes 6.50%, '06                         AAA           18,000      18,180,000
                                                                               ------------
                                                                                120,528,328
                                                                               ------------
Agency Mortgage-Backed Securities--10.0%
FHLMC 9.30%, '05                                       AAA              285         286,488
FHLMC 6.75%, '19                                       AAA            1,500       1,499,415
FNMA 10%, '04                                          AAA            3,983       4,281,581
FNMA 8.70%, '16                                        AAA            1,068       1,100,400
FNMA 6.65%, '17                                        AAA            1,500       1,489,978
Agency Mortgage-Backed Securities--continued
FNMA 6.50%, '18                                        AAA          $ 1,500    $  1,482,329
FNMA 8.50%, '19                                        AAA            2,221       2,230,416
FNMA 6.75%, '19-'22                                    AAA            8,442       8,237,412
GNMA 8.50%, '01-'22                                    AAA              543         566,821
GNMA 8%, '05-'06                                       AAA              174         179,327
                                                                               ------------
                                                                                 21,354,167
                                                                               ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Identified cost $185,532,667)                                                  185,359,032
                                                                               ------------
MUNICIPAL BONDS (c)--2.9%
Chicago Public Building Taxable 6.25%, '99             AAA            2,000       2,006,160
Chicago Public Building Taxable 6.65%, '01             AAA            1,000       1,010,010
Chicago Public Building Taxable 7%, '06                AAA            2,000       2,047,680
Chicago Public Building Taxable 7%, '07                AAA            1,050       1,069,404
                                                                               ------------
TOTAL MUNICIPAL BONDS
(Identified cost $6,037,186)                                                      6,133,254
                                                                               ------------
SHORT-TERM OBLIGATIONS--16.0%
Federal Agency Securities--16.0%
Student Loan Marketing Assoc.
  5.53%, 11-1-96                                                     34,135      34,135,000
                                                                               ------------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $34,135,000)                                                    34,135,000
                                                                               ------------
TOTAL INVESTMENTS--105.7%
(Identified cost $225,704,853)                                                  225,627,286(a)
Cash and receivables, less liabilities--(5.7%)                                  (12,199,893)
                                                                               ------------
NET ASSETS--100.0%                                                             $213,427,393
                                                                               ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,609,889 and gross depreciation of $1,688,121 for income tax purposes. At October 31, 1996, the aggregate cost of securities for federal income tax purposes was $225,705,518. At October 31, 1996, the Fund had capital loss carryforwards for tax purposes aggregating $26,857,569 which may be used to offset future capital gains. Of this amount $15,739,163 was acquired in connection with the merger of National Federal Securities Trust Fund into the Fund which expires as follows: $13,922,859 through 1997; and $1,816,304 through 1998. The availability of these capital loss carryforwards to offset future capital gains is subject to an annual limitation determined under the Internal Revenue Code of 1986, as amended. The Fund has additional capital loss carryforwards of $11,118,406 which expire as follows: $8,684,579 through 2002; and $2,433,827 through 2004.

(b) When issued.

(c) These Series 1996 bonds are fully defeased by U.S. Government Treasury Obligations.

                      See Notes to Financial Statements

--------------------------------------------------------------------------------
U.S. Government Securities Fund Series
--------------------------------------------------------------------------------

                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1996

 Assets
Investment securities at value
 (Identified cost $225,704,853)                               $225,627,286
Cash                                                                 6,874
Receivables
 Fund shares sold                                                   85,484
 Interest                                                        1,384,574
                                                               -----------
  Total assets                                                 227,104,218
                                                               -----------

Liabilities
Payables
 Investment securities purchased                                12,975,300
 Fund shares repurchased                                           383,629
 Transfer agent fee                                                 96,050
 Investment advisory fee                                            81,314
 Distribution fee                                                   48,256
 Trustees' fee                                                      11,211
 Financial agent fee                                                 5,421
Accrued expenses                                                    75,644
                                                               -----------
  Total liabilities                                             13,676,825
                                                               -----------
Net Assets                                                    $213,427,393
                                                               ===========

Net Assets Consist of:
Capital paid in on shares of beneficial interest              $224,359,908
Undistributed net investment income                                264,123
Accumulated net realized loss                                  (11,119,071)
Net unrealized depreciation                                        (77,567)
                                                               -----------
Net Assets                                                    $213,427,393
                                                               ===========

Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $208,552,088)             22,017,731
Net asset value per share                                            $9.47
Offering price per share
  $9.47/(1-4.75%)                                                    $9.94
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $4,875,305)                  515,906
Net asset value and offering price per share                         $9.45


                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1996

 Investment Income
Interest                                                     $14,755,247
Security lending                                                  99,724
                                                             ------------
  Total investment income                                     14,854,971
                                                             ------------
Expenses
Investment advisory fee                                        1,016,243
Distribution fee--Class A                                        553,708
Distribution fee--Class B                                         43,484
Financial agent fee                                               67,750
Transfer agent                                                   493,839
Printing                                                          56,039
Professional                                                      37,938
Custodian                                                         31,354
Registration                                                      27,335
Trustees                                                          20,808
Miscellaneous                                                      4,393
                                                             ------------
  Total expenses                                               2,352,891
                                                             ------------
Net investment income                                         12,502,080
                                                             ------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                               (2,717,827)
Net change in unrealized appreciation (depreciation) on
  investments                                                   (904,425)
                                                             ------------
Net loss on investments                                       (3,622,252)
                                                             ------------
Net increase in net assets resulting from operations          $8,879,828
                                                             ============

                      See Notes to Financial Statements
44

--------------------------------------------------------------------------------
U.S. Government Securities Fund Series
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                         Year Ended       Year Ended
                                                      October 31, 1996 October 31, 1995
                                                     ----------------   -----------------
From Operations
 Net investment income                                   $12,502,080     $ 15,179,991
 Net realized gain (loss)                                 (2,717,827)       4,645,956
 Net change in unrealized appreciation
  (depreciation)                                            (904,425)      15,291,582
                                                       ------------      ------------
 Increase in net assets resulting from operations          8,879,828       35,117,529
                                                       ------------      ------------
From Distributions to Shareholders
 Net investment income--Class A                          (11,752,701)     (14,898,311)
 Net investment income--Class B                             (201,921)        (135,148)
 Distributions in excess of net investment
  income--Class A                                                 --         (124,677)
 Distributions in excess of net investment
  income--Class B                                                 --           (1,132)
                                                       ------------      ------------
 Decrease in net assets from distributions to
  shareholders                                           (11,954,622)     (15,159,268)
                                                       ------------      ------------
From Share Transactions
Class A
 Proceeds from sales of shares (3,190,243 and
  1,623,549 shares, respectively)                         30,366,623       14,794,526
 Net asset value of shares issued from reinvestment
  of distributions (680,397 and 853,155 shares,
  respectively)                                            6,412,886        7,809,721
 Cost of shares repurchased (6,419,884 and 7,434,464
  shares, respectively)                                  (61,087,957)     (68,623,281)
                                                       ------------      ------------
Total                                                    (24,308,448)     (46,019,034)
                                                       ------------      ------------
Class B
 Proceeds from sales of shares (241,903 and 351,124
  shares, respectively)                                    2,287,444        3,208,563
 Net asset value of shares issued from reinvestment
  of distributions (11,893 and 6,855 shares,
  respectively)                                              111,576           63,105
 Cost of shares repurchased (119,425 and 116,132
  shares, respectively)                                   (1,122,209)      (1,072,281)
                                                       ------------      ------------
Total                                                      1,276,811        2,199,387
                                                       ------------      ------------
 Decrease in net assets from share transactions          (23,031,637)     (43,819,647)
                                                       ------------      ------------
 Net decrease in net assets                              (26,106,431)     (23,861,386)
Net Assets
 Beginning of period                                     239,533,824      263,395,210
                                                       ------------      ------------
 End of period (including undistributed net
  investment income of $264,123 and $0,
  respectively)                                         $213,427,393     $239,533,824
                                                       ============      ============

                      See Notes to Financial Statements

--------------------------------------------------------------------------------
U.S. Government Securities Fund Series
--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                                           Class A
                                            -------------------------------------------------------------------
                                                                   Year Ended October 31,
                                                 1996          1995          1994         1993         1992
                                            ------------- ------------- ------------- ------------  ------------
Net asset value, beginning of period             $9.60         $8.88        $9.87         $9.91        $9.65
Income from investment operations
 Net investment income                            0.52          0.55         0.64          0.62(1)      0.65(1)
 Net realized and unrealized gain (loss)         (0.15)         0.72        (1.02)         0.34         0.26
                                                -------       -------       -------       -------      -------
  Total from investment operations                0.37          1.27        (0.38)         0.96         0.91
                                                -------       -------       -------       -------      -------
Less distributions
 Dividends from net investment income            (0.50)        (0.55)       (0.45)        (0.62)       (0.65)
 Dividends from net realized gains                  --            --        (0.02)        (0.38)          --
 Tax return of capital                              --            --        (0.14)           --           --
                                                -------       -------       -------       -------      -------
  Total distributions                            (0.50)        (0.55)       (0.61)        (1.00)       (0.65)
                                                -------       -------       -------       -------      -------
Change in net asset value                        (0.13)         0.72        (0.99)        (0.04)        0.26
                                                -------       -------       -------       -------      -------
Net asset value, end of period                   $9.47         $9.60        $8.88         $9.87        $9.91
                                                =======       =======       =======       =======      =======
Total return(2)                                   4.05%        14.81%       -3.98%        10.18%        9.74%
Ratios/supplemental data:
Net assets, end of period (thousands)                        $235,879
                                               $208,552                    $262,157      $57,072      $40,365
Ratio to average net assets of:
 Operating expenses                               1.03%         0.99%        0.98%         0.75%        0.77%
 Net investment income                            5.55%         6.01%        5.92%         6.19%        6.64%
Portfolio turnover                                 379%          178%         101%          264%         285%

                                                         Class B
                                             --------------------------------
                                                                     From
                                             Year Ended October   Inception
                                                    31,           2/24/94 to
                                               1996      1995      10/31/94
                                             --------  --------  -------------
Net asset value, beginning of period           $9.58     $8.86       $9.61
Income from investment operations
 Net investment income                          0.44      0.48        0.39
 Net realized and unrealized gain (loss)       (0.14)     0.72       (0.75)
                                              -------   -------     -------
  Total from investment operations              0.30      1.20       (0.36)
                                              -------   -------     -------
Less distributions
 Dividends from net investment income          (0.43)    (0.48)      (0.30)
 Dividends from net realized gains                --        --          --
 Tax return of capital                            --        --       (0.09)
                                              -------   -------     -------
  Total distributions                          (0.43)    (0.48)      (0.39)
                                              -------   -------     -------
Change in net asset value                      (0.13)     0.72       (0.75)
                                              -------   -------     -------
Net asset value, end of period                 $9.45     $9.58       $8.86
                                              =======   =======     =======
Total return(2)                                 3.39%    13.82%      -3.83%(4)
Ratios/supplemental data:
Net assets, end of period (thousands)         $4,875    $3,655      $1,238
Ratio to average net assets of:
 Operating expenses                             1.78%     1.73%       2.00%(3)
 Net investment income                          4.79%     5.23%       4.49%(3)
Portfolio turnover                               379%      178%        101%

(1) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.04 respectively.

(2) Maximum sales load is not reflected in the total return calculation.

(3) Annualized

(4) Not annualized

                      See Notes to Financial Statements
46

--------------------------------------------------------------------------------
MONEY MARKET FUND SERIES
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT

     Over the last twelve months, Phoenix Money Market Fund continued to produce solid results for its shareholders. As of October 31, 1996, the current yield on the Fund's Class A and B shares were 4.52% and 4.23%, respectively, as compared with the 4.75% average yield of taxable money market funds reported by IBC Donoghue's Money Fund Report. The current yield is a seven-day annualized yield computed by dividing the average net income earned per share during the seven-day period preceding the date of calculation by the average daily net asset value per share for the same period, with the resulting figure multiplied by 365.

     Shifting market opinion over the direction of the U.S. economy was responsible for much of the volatility in short-term interest rates during this latest twelve-month reporting period. During December and January, the Federal Reserve cut the Fed Funds Rate in an effort to stimulate what was believed to be a sluggish economy. Although it was widely anticipated that the Fed would have to lower rates again, a surprisingly strong February employment report provided conflicting evidence about the economy's condition. As more information became available, it became evident that the economy had grown robustly over the first half of 1996. During this period, interest rates were pushed higher as the financial markets had to consider the threat of future inflation.

     By late summer, the consensus view on Wall Street shifted once again as signs of more moderate economic growth became increasingly more apparent and concerns over inflation declined. These signs of a slower economy allowed interest rates to fall for the remainder of the reporting period. In the end, despite all these market gyrations over the last twelve months, the yield on the 90-Day Treasury Bill declined only 33 basis points, from 5.47% to 5.14%.

     Looking ahead, the Fund continues to focus on high quality assets as represented by the portfolio's average credit quality of A1/P1 as of October 31, 1996. In terms of our asset allocation strategy, we are currently emphasizing top-tier commercial paper, variable-rate instruments and U.S. Government obligations. As always, we remain committed to carefully monitoring the short-term markets for attractive investment opportunities.

INVESTOR PROFILE

     Investors seeking high current income with high liquidity are best suited for this Fund. Phoenix Money Market Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.

Monthly Yield Comparison

[LINE CHART]
               IBC Donoghue
               Money Fund   Money Market
               Report*      Fund -- Class A
               -------      ---------------
11/95          5.17          5.04
12/95          5.15          5.06
 1/96          5.03          4.87
 2/96          4.8           4.52
 3/96          4.49          4.49
 4/96          4.68          4.54
 5/96          4.67          4.47
 6/96          4.7           4.46
 7/96          4.73          4.55
 8/96          4.74          4.58
 9/96          4.75          4.64
10/96          4.75          4.64
[/LINE CHART]


The above graph covers the period from October 31, 1995 to October 31, 1996. The results are not indicative of the rate of return which may be realized from an investment made in the Money Market Fund today. The Money Market Fund Series is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable Net Asset Value at $1.00 per share.

*Average monthly yield of taxable Money Market Funds as reported by IBC
 Donoghue's Money Fund Report.

--------------------------------------------------------------------------------
Money Market Fund Series
--------------------------------------------------------------------------------
                       INVESTMENTS AT OCTOBER 31, 1996

   Face
  Amount                                                Interest    Maturity
   (000)              Description                         Rate        Date        Value
----------  --------------------------------            --------- -----------  -------------
U.S. TREASURY BILLS--0.6%
   $ 1,255   U.S. Treasury Bills                          4.80%     02/06/97    $1,241,576
                                                                               -----------
TOTAL U.S. TREASURY BILLS                                                        1,241,576
                                                                               -----------
U.S. TREASURY NOTES--3.4%
     7,000   U.S. Treasury Notes                          6.88      02/28/97     7,038,834
                                                                               -----------
TOTAL U.S. TREASURY NOTES                                                        7,038,834
                                                                               -----------
FEDERAL AGENCY SECURITIES--3.7%
     3,500   Federal Home Loan Banks                      5.27      02/28/97     3,500,000
     4,000   Federal Home Loan Banks                      5.40      03/20/97     3,998,162
                                                                               -----------
TOTAL FEDERAL AGENCY SECURITIES                                                  7,498,162
                                                                               -----------
FEDERAL AGENCY SECURITIES--VARIABLE--19.7% (b)


                                                                     Reset
                                                                      Date
                                                                  -----------
     3,500   Federal Farm Credit Bank (final maturity
             02/24/97)                                     5.51     11/01/96     3,499,626
    10,500   Federal Farm Credit Bank (final maturity
             07/24/00)                                     5.54     11/01/96    10,504,414
     3,500   Student Loan Marketing Association (final
             maturity 11/10/98)                            5.37     11/01/96     3,496,256
     1,000   Student Loan Marketing Association (final
             maturity 10/14/97)                            5.35     11/05/96       997,812
     1,000   Student Loan Marketing Association (final
             maturity 11/24/97)                            5.35     11/05/96     1,000,000
     2,000   Student Loan Marketing Association (final
             maturity 02/22/99)                            5.38     11/05/96     2,000,000
     3,000   Student Loan Marketing Association (final
             maturity 03/07/01)                            5.44     11/05/96     3,000,000
     3,500   Student Loan Marketing Association (final
             maturity 10/30/97)                            5.53     11/05/96     3,501,922
     4,000   Federal Home Loan Banks (final maturity
             01/14/97)                                     5.70     11/07/96     4,000,000
     5,000   Student Loan Marketing Association (final
             maturity 02/08/99)                            5.39     11/08/96     5,000,000
     3,000   Federal National Mortgage Association (final
             maturity 12/14/98)                            5.53     12/14/96     2,996,510
                                                                               -----------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                                       39,996,540
                                                                               -----------

                                              Standard
   Face                                       & Poor's
  Amount                                       Rating    Interest   Maturity
   (000)              Description           (Unaudited)    Rate       Date        Value
----------  -------------------------------- ----------  --------------------  -------------
COMMERCIAL PAPER--81.6%
   $ 9,535   CXC, Inc.                          A-1+      5.70%     11/01/96    $9,535,000
     1,318   Preferred Receivables Funding
             Corp.                               A-1      5.25      11/01/96     1,318,000
     4,505   Albertson's, Inc.                   A-1      5.23      11/04/96     4,503,038
     1,500   Beta Finance, Inc.                 A-1+      5.35      11/04/96     1,499,331
     3,572   Merrill Lynch & Co., Inc.          A-1+      5.45      11/04/96     3,570,378
     1,435   Preferred Receivables Funding
             Corp.                               A-1      5.25      11/04/96     1,434,372
     2,000   AlliedSignal, Inc.                  A-1      5.37      11/04/96     1,998,807
     1,000   Receivables Capital Corp.           A-1      5.31      11/06/96       999,262
     5,500   Kimberly-Clark Corp.               A-1+      5.27      11/08/96     5,494,364
     2,440   Abbott Laboratories                A-1+      5.20      11/12/96     2,436,123
     2,865   Coca-Cola Co.                      A-1+      5.20      11/12/96     2,860,448
     4,125   Kellogg Co.                        A-1+      5.23      11/12/96     4,118,408
     6,160   AlliedSignal, Inc.                  A-1      5.24      11/14/96     6,146,252
     6,185   Goldman Sachs & Co.                A-1+      5.30      11/14/96     6,173,163
       500   Gannett Co.                         A-1      5.27      11/15/96       498,975
     7,390   Shell Oil Co.                      A-1+      5.20      11/15/96     7,375,056
     4,000   Ameritech Capital Funding Corp.    A-1+      5.27      11/18/96     3,990,046
     2,955   Goldman Sachs & Co.                A-1+      5.28      11/19/96     2,947,199
     6,550   McDonald's Corp.                   A-1+      5.21      11/19/96     6,532,937
     1,090   Minnesota Mining & Manufacturing
             Co.                                A-1+      5.22      11/20/96     1,086,997
     7,910   Minnesota Mining & Manufacturing
             Co.                                A-1+      5.37      11/20/96     7,887,002
     5,500   General Electric Capital Corp.     A-1+      5.25      11/21/96     5,500,000
       985   Corporate Asset Funding Co., Inc.  A-1+      5.25      11/22/96       981,983
     1,721   Receivables Capital Corp.           A-1      5.26      11/22/96     1,715,649
       500   General Electric Capital Corp.     A-1+      5.28      11/25/96       498,240
     4,000   Preferred Receivables Funding
             Corp.                               A-1      5.29      11/25/96     3,985,893
     1,415   Greenwich Funding Corp.            A-1+      5.27      11/27/96     1,409,614
     3,750   Albertson's, Inc.                   A-1      5.24      12/03/96     3,732,533
       775   Preferred Receivables Funding
             Corp.                               A-1      5.27      12/03/96       771,370

                      See Notes to Financial Statements
48

--------------------------------------------------------------------------------
Money Market Fund Series
--------------------------------------------------------------------------------
                                               Standard
   Face                                        & Poor's
  Amount                                        Rating   Interest    Maturity
   (000)              Description            (Unaudited)   Rate        Date        Value
----------  --------------------------------  ---------- --------- -----------  -------------

COMMERCIAL PAPER--continued
      $830   Preferred Receivables Funding
             Corp.                               A-1      5.45%     12/03/96       $825,979
     4,005   First Deposit Funding Trust         A-1      5.50      12/04/96      3,984,808
     1,300   AlliedSignal, Inc.                  A-1      5.25      12/05/96      1,293,554
     1,865   McKenna Triangle National Corp.    A-1+      5.25      12/05/96      1,855,753
     8,400   Private Export Funding Corp.       A-1+      5.45      12/05/96      8,356,763
     4,450   Receivables Capital Corp.           A-1      5.28      12/05/96      4,427,809
     4,040   BellSouth Telecommunications       A-1+      5.23      12/06/96      4,019,458
     3,615   International Lease Finance         A-1      5.27      12/06/96      3,596,478
     7,500   Coca-Cola Co.                      A-1+      5.20      12/13/96      7,454,500
       208   Kellogg Co.                        A-1+      5.25      12/13/96        206,726
     2,670   Greenwich Funding Corp.            A-1+      5.26      12/16/96      2,652,445
COMMERCIAL PAPER--continued
    $5,460   Warner-Lambert Co.                 A-1+      5.25%     12/16/96     $5,424,169
     7,190   Procter & Gamble Co.               A-1+      5.22      12/18/96      7,141,000
     4,275   Southwestern Bell Telephone Co.    A-1+      5.23      12/19/96      4,245,189
     5,000   General RE Corp.                   A-1+      5.25      12/24/96      4,961,354
     1,105   Preferred Receivables Funding
             Corp.                               A-1      5.27      12/26/96      1,096,103
     3,216   First Deposit Funding Trust         A-1      5.34      01/30/97      3,173,066
                                                                               -----------
TOTAL COMMERCIAL PAPER                                                          165,715,594
                                                                               -----------
MEDIUM-TERM NOTES--2.0%
     4,000   Beta Finance, Inc.                           5.80      08/14/97      4,000,000
                                                                               -----------
TOTAL MEDIUM-TERM NOTES                                                           4,000,000
                                                                               -----------
TOTAL INVESTMENTS--111.0%
 (Identified cost $225,490,706)                                                 225,490,706(a)
 Cash and receivables, less liabilities--(11.0%)                                (22,408,762)
                                                                               -----------
NET ASSETS--100.0%                                                             $203,081,944
                                                                               ===========

(a) Federal Income Tax Information: At October 31, 1996, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand note. The interest rates shown reflect the rate currently in effect.

                      See Notes to Financial Statements

--------------------------------------------------------------------------------
Money Market Fund Series
--------------------------------------------------------------------------------

                     STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1996

 Assets
Investment securities at value
  (Identified cost $225,490,706)                              $225,490,706
Cash                                                               100,250
Receivables
 Fund shares sold                                                  677,809
 Interest                                                          543,556
                                                               -----------
  Total assets                                                 226,812,321
                                                               -----------

Liabilities
Payables
 Fund shares repurchased                                        23,347,427
 Dividend distributions                                            162,599
 Investment advisory fee                                            73,308
 Transfer agent fee                                                 67,374
 Trustees' fee                                                      11,289
 Distribution fee                                                    6,128
 Financial agent fee                                                 5,331
Accrued expenses                                                    56,921
                                                               -----------
  Total liabilities                                             23,730,377
                                                               -----------
Net Assets                                                    $203,081,944
                                                               ===========

Net Assets Consist of:
Capital paid in on shares of beneficial interest              $203,081,944
                                                               -----------
Net Assets                                                    $203,081,944
                                                               ===========
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $192,859,407)            192,859,407

Net asset value and offering price per share                         $1.00

Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $10,222,537)              10,222,537

Net asset value and offering price per share                         $1.00

                           STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1996

 Investment Income
Interest                                                       $11,194,770
Security lending                                                     1,145
                                                               -----------
  Total investment income                                       11,195,915
                                                               -----------
Expenses
Investment advisory fee                                            811,036
Distribution fee--Class B                                           67,828
Financial agent fee                                                 60,828
Transfer agent fee                                                 611,435
Printing                                                            76,670
Registration                                                        54,703
Custodian                                                           37,798
Professional                                                        35,713
Trustees                                                            20,797
Miscellaneous                                                          470
                                                               -----------
  Total expenses                                                 1,777,278
                                                               -----------
Net investment income                                           $9,418,637
                                                               ===========


                      See Notes to Financial Statements
50

--------------------------------------------------------------------------------
Money Market Fund Series
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                       Year Ended         Year Ended
                                                    October 31, 1996   October 31, 1995
                                                    -----------------  -----------------
From Operations
 Net investment income                                   $9,418,637       $10,911,215
                                                      ------------      ------------
From Distributions to Shareholders
 Net investment income--Class A                          (9,064,115)      (10,599,772)
 Net investment income--Class B                            (354,522)         (311,443)
                                                      ------------      ------------
 Decrease in net assets from distributions to
  shareholders                                           (9,418,637)      (10,911,215)
                                                      ------------      ------------
From Share Transactions
Class A
 Proceeds from sales of shares (1,212,801,272 and
  591,523,801 shares, respectively)                   1,212,801,272       591,523,801
 Net asset value of shares issued from
  reinvestment of distributions (8,374,618 and
  9,841,714 shares, respectively)                         8,374,618         9,841,714
 Cost of shares repurchased (1,221,850,524 and
  604,397,117 shares, respectively)                  (1,221,850,524)     (604,397,117)
                                                      ------------      ------------
Total                                                      (674,634)       (3,031,602)
                                                      ------------      ------------
Class B
 Proceeds from sales of shares (16,991,839 and
  16,688,133 shares, respectively)                       16,991,839        16,688,133
 Net asset value of shares issued from
  reinvestment of distributions (281,654 and
  248,387 shares, respectively)                             281,654           248,387
 Cost of shares repurchased (15,556,837 and
  10,516,662 shares, respectively)                      (15,556,837)      (10,516,662)
                                                      ------------      ------------
Total                                                     1,716,656         6,419,858
                                                      ------------      ------------
 Increase in net assets from share transactions           1,042,022         3,388,256
                                                      ------------      ------------
 Net increase in net assets                               1,042,022         3,388,256
Net Assets
 Beginning of period                                    202,039,922       198,651,666
                                                      ------------      ------------
 End of period                                         $203,081,944      $202,039,922
                                                      ============      ============

                      See Notes to Financial Statements

--------------------------------------------------------------------------------
Money Market Fund Series
--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                                    Class A
                                          ------------------------------------------------------------
                                                             Year Ended October 31,
                                              1996         1995        1994       1993        1992
                                         ------------- ----------- ----------- ----------- -----------
Net asset value, beginning of period          $1.00        $1.00       $1.00      $1.00       $1.00
Income from investment operations
 Net investment income                        0.047        0.053       0.032      0.025(1)    0.035(1)
                                             -------      -------     -------    -------     -------
  Total from investment operations            0.047        0.053       0.032      0.025       0.035
                                             -------      -------     -------    -------     -------
Less distributions
 Dividends from net investment income        (0.047)      (0.053)     (0.032)    (0.025)     (0.035)
                                             -------      -------     -------    -------     -------
Change in net asset value                        --           --          --         --          --
                                             -------      -------     -------    -------     -------
Net asset value, end of period                $1.00        $1.00       $1.00      $1.00       $1.00
                                             =======      =======     =======    =======     =======
Total return                                   4.67%        5.32%       3.20%      2.50%       3.50%
Ratios/supplemental data:
Net assets, end of period (thousands)       $192,859     $193,534    $196,566   $170,334    $180,786
Ratio to average net assets of:
 Operating expenses                            0.84%        0.71%       0.85%      0.85%       0.85%
 Net investment income                         4.68%        5.31%       3.19%      2.53%       3.50%

                                                       Class B
                                          ---------------------------------
                                                                   From
                                                                Inception
                                        Year Ended October 31,  7/15/94 to
                                            1996       1995      10/31/94
                                          ---------  ---------  ------------
Net asset value, beginning of period         $1.00     $1.00       $1.00
Income from investment operations
 Net investment income                       0.039     0.046       0.007
                                           -------    -------     -------
  Total from investment operations           0.039     0.046       0.007
                                           -------    -------     -------
Less distributions
 Dividends from net investment income       (0.039)   (0.046)     (0.007)
                                           -------    -------     -------
Change in net asset value                       --        --          --
                                           -------    -------     -------
Net asset value, end of period               $1.00     $1.00       $1.00
                                           =======    =======     =======
Total return                                  3.93%     4.63%       0.70%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)      $10,223    $8,506      $2,086
Ratio to average net assets of:
 Operating expenses                           1.59%     1.44%       1.60%(2)
 Net investment income                        3.92%     4.62%       3.46%(2)

(1) Includes reimbursement of operating expenses by investment adviser of $0.0001 and $0.001, respectively.
(2) Annualized
(3) Not annualized

                      See Notes to Financial Statements
52

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1996

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Each Series has distinct investment objectives. The Balanced Fund Series seeks to provide reasonable income, long-term capital growth and conservation of capital. The Convertible Fund Series seeks as its investment objectives income and the potential for capital appreciation; these objectives are to be considered as relatively equal. The Growth Fund Series seeks long-term appreciation of capital. The Aggressive Growth Fund Series (formerly the U.S. Stock Fund Series) seeks appreciation of capital through the use of aggressive investment techniques. The High Yield Fund Series seeks to provide high current income. The U.S. Government Securities Fund Series seeks a high level of current income by investing in U.S. Government guaranteed or backed securities. The Money Market Fund Series seeks to provide as high a level of current income consistent with capital preservation and liquidity.

   Each Series offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

   The Money Market Fund Series uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Series to maintain a constant net asset value of $1 per share. The assets of the Series will not be invested in any security with a maturity of greater than 397 days, and the average weighted maturity of its portfolio will not exceed 90 days.

B. Security transactions and related income:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. The Trust does not amortize premiums except for the Money Market Fund Series, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

  Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

  Distributions are recorded by each Series on the ex- dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1996 (Continued)

E. Foreign currency translation:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

  Each of the Series, except U.S. Government Securities Fund Series and Money Market Fund Series, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Series as an unrealized gain (or loss). When the contract is closed, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed.

G. Futures contracts:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. A Series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract the Series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to a Series is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. Security lending:

  The Trust loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At October 31, 1996, the Trust had the following amounts of security loans:

                                                    Value of
                                     Value of      Securities
                                    Collateral       on Loan
                                  --------------  --------------
Balanced Fund Series               $48,955,252     $46,601,326
Convertible Fund Series              6,226,300       5,861,788
Growth Fund Series                   9,081,798       8,752,225
Aggressive Growth Fund Series       11,123,400      10,521,025

I. Expenses:

  Expenses incurred by the Trust with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

J. Options:

  Each Series may purchase put or call options on securities and securities indices and foreign currencies for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Series pays a premium which is included in the Series' Schedule of Investments and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1996 (Continued)

K. When-Issued and Delayed Delivery Transactions:

  Each Series may engage in when-issued or delayed delivery transactions. The Series record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

NOTE 2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series:

                                               1st         $1-2        $2+
Series                                      $1 Billion    Billion    Billion
----------------------------------------- -------------  --------- ----------
Growth Fund Series                            0.70%        0.65%      0.60%
Aggressive Growth Fund Series                 0.70%        0.65%      0.60%
Convertible Fund Series                       0.65%        0.60%      0.55%
High Yield Fund Series                        0.65%        0.60%      0.55%
Balanced Fund Series                          0.55%        0.50%      0.45%
U.S. Government Securities Fund Series        0.45%        0.40%      0.35%
Money Market Fund Series                      0.40%        0.35%      0.30%

   The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund Series to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% for Class A shares and 1.60% for Class B shares of the average of the aggregate daily net asset value.

   Phoenix Equity Planning Corporation (PEPCO), an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares, has advised the Fund that it retained selling commissions of $691,327 for Class A shares and deferred sales charges of $221,156 for Class B shares, for the year ended October 31, 1996. In addition, each Series except the Money Market Fund Series pays PEPCO a distribution fee of an annual rate of 0.25% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Series; the distribution fee for the Money Market Fund Series is 0% and 0.75% for Class A and Class B, respectively. The distributor has advised the Series that of the total amount expensed for the year ended October 31, 1996, $2,527,185 was earned by the Distributor and $12,616,838 was earned by unaffiliated participants.

   As Financial Agent to the Trust and to each Series, PEPCO receives a fee at an annual rate of 0.03% of the average daily net assets for bookkeeping, administrative and pricing services. PEPCO serves as the Funds' Transfer Agent with State Street Bank and Trust Company as sub- transfer agent. For the year ended October 31, 1996, transfer agent fees were $10,745,555 of which PEPCO retained $3,890,559 which is net of fees paid to State Street.

   At October 31, 1996, PHL and affiliates held Phoenix Series Fund shares which aggregated the following:

                                                     Aggregate
                                                     Net Asset
                                         Shares        Value
                                     -------------  -------------
High Yield Fund Series Class A                362   $     3,122
Aggressive Growth Fund Series
  Class B                                   9,692       160,685
Money Market Fund Series Class A       10,622,054    10,622,054
U.S. Government Securities Fund
  Series Class A                              282         2,673

NOTE 3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the year ended October 31, 1996 (excluding U.S. Government and Agency securities and short-term securities) aggregated the following:

                                             Purchases          Sales
                                          ---------------  ---------------
Balanced Fund Series                       $2,394,146,110  $2,614,915,287
Convertible Fund Series                       290,043,437     286,658,132
Growth Fund Series                          2,403,162,847   2,697,422,595
Aggressive Growth Fund Series                 865,015,594     842,042,215
High Yield Fund Series                        554,894,266     583,153,492
U.S. Government Securities Fund Series          6,037,330              --

   Purchases and sales of U.S. Government and Agency securities during the year ended October 31, 1996, aggregated the following:

                                             Purchases          Sales
                                          ---------------  ---------------
Balanced Fund Series                       $1,266,498,878  $1,548,778,844
Convertible Fund Series                                --              --
Growth Fund Series                                     --              --
Aggressive Growth Fund Series                          --              --
High Yield Fund Series                        270,059,637     274,754,781
U.S. Government Securities Fund Series        796,734,826     836,454,917

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1996 (Continued)

NOTE 4. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Series of the Fund have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Series and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 1996, the Series recorded the following reclassifications to increase (decrease) the accounts listed below:

                                                                    Capital paid
                                   Undistributed    Accumulated     in on shares
                                  net investment    net realized    of beneficial
                                   income (loss)   gains (losses)     interest
                                 ---------------- ---------------  ---------------
Balanced Fund Series                $ (180,102)     $    251,293     $   (71,191)
Growth Fund Series                    (214,201)          118,510          95,691
Aggressive Growth Fund Series        1,821,362        (1,821,397)             35
High Yield Fund Series                 160,477       (23,971,504)     23,811,027
U.S. Government Securities Fund
  Series                              (283,335)          283,335          --

NOTE 5. CAPITAL LOSS CARRYOVERS

  For the year ended October 31, 1996, the High Yield Series was able to utilize losses deferred in the prior year against current year capital gains in the amount of $26,087,927.

TAX INFORMATION NOTICE (Unaudited)

  For the fiscal year ended October 31, 1996, the following Series distributed long-term capital gains dividends as follows:

 Balanced Fund Series             $ 21,375,501
Convertible Fund Series              2,232,990
Growth Fund Series                 105,434,273
Aggressive Growth Fund Series        1,742,840

   For federal income tax purposes, 8.5%, 9.5% and 24.6% of the ordinary income dividends paid by the Balanced Fund Series, the Convertible Fund Series and the Growth Fund Series, respectively, qualify for the dividends received deduction for corporate shareholders.

                        REPORT OF INDEPENDENT ACCOUNTANTS


[LOGOTYPE] Price Waterhouse LLP                                          [LOGO]

To the Shareholders and Trustees of
Phoenix Series Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Balanced Fund Series, the Convertible Fund Series, the Growth Fund Series, the Aggressive Growth Fund Series (formerly the U.S. Stock Fund Series), the High Yield Fund Series, the U.S. Government Securities Fund Series and the Money Market Fund Series (constituting the Phoenix Series Fund, hereinafter referred to as the "Fund") at October 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Boston, Massachusetts
December 13, 1996

WHAT IS THE PHOENIX SERIES FUND?

     Phoenix Series Fund is your investment for a lifetime! Consisting of seven individual portfolios, each with a separate investment objective, the Series Fund is a mutual fund designed to provide you with convenience and flexibility in making your investment decisions. As your personal financial needs change, you can easily redirect your investment to a more suitable portfolio within the Series Fund.

WHO MANAGES MY FUND?

     Phoenix Investment Counsel, Inc. provides skilled and professional management services, including investment selection and portfolio supervision.

WHY ARE THERE SEVEN FUNDS?

     We have designed seven separate funds, each with different investment objectives, in order to meet a variety of investment goals.

     Phoenix Balanced Fund Series seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital.

     Phoenix Convertible Fund Series seeks as its investment objectives income and the potential for capital appreciation; these objectives are to be considered relatively equal.

     Phoenix Growth Fund Series seeks as its investment objective long-term appreciation of capital. Since income is not an objective, any income generated by the investment of this Series' assets will be incidental to its objective.

     Phoenix High Yield Fund Series seeks as its investment objective high current income. Capital growth is a secondary objective which will also be considered when consistent with the primary objective of high current income.

     Phoenix Money Market Fund Series seeks as its investment objective as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

     Phoenix Aggressive Growth Fund Series seeks as its investment objective appreciation of capital through the use of aggressive investment techniques.

     Phoenix U.S. Government Securities Fund Series seeks as its investment objective a high level of current income consistent with safety of principal.

WHAT IF MY FINANCIAL NEEDS CHANGE?

     Just call us. At your request, the value of shares in any account can be exchanged toward the purchase of shares of any other fund within the Series Fund by using the Exchange Privilege.

HOW DOES THE EXCHANGE PRIVILEGE WORK?

     Our Exchange Privilege offers the flexibility needed to assure the most suitable portfolio throughout your lifetime. At any time you may redirect some or all of your present holdings into another fund in the Series Fund which better serves your needs. Just call us with the details. We'll process the exchange free of charge. The toll-free number to call with your exchange request is 800-367-5877. The exchange privilege may be modified or terminated, as noted in the prospectus.

HOW DO I MAKE ADDITIONAL INVESTMENTS?

     Send your check directly to State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. Please include either the bottom section of your confirmation statement or a simple letter of instruction.

CAN I MAKE AUTOMATIC MONTHLY INVESTMENTS?

     You may authorize automatic monthly investments for as little as $25 to be made directly from your personal checking account. An application is available from the Series Fund.

CAN I ESTABLISH AN INDIVIDUAL RETIREMENT ACCOUNT (IRA) WITH PHOENIX SERIES
FUND?

     Yes! The Phoenix Series Fund is an appropriate investment vehicle for qualified retirement plans including IRAs, Keoghs, Pension and Profit Sharing Plans.

HOW DO I ESTABLISH AN IRA?

     Just call us. We'll send you our EASY IRA KIT which includes an IRA application and other required documents.

HOW MUCH CAN I INVEST INTO AN IRA?

     Individuals may invest up to $2,000 or 100% of earned income, whichever is less. If you have an unemployed spouse, the maximum contribution could increase to $2,250. Please refer to the Phoenix EASY IRA KIT for clarification.

WHAT ARE THE TAX ADVANTAGES OF ESTABLISHING AN IRA?

     Individuals who meet the deductibility requirements may deduct their yearly IRA contributions from their taxable income, and thus, pay less tax. Additionally, the account's earnings still accumulate tax-free until you withdraw your money at retirement.

WHO CAN ANSWER MY QUESTIONS?

     Most questions can be answered by our Customer Service Department. We are equipped with computer terminals which allow quick and easy access to information on your account. In most cases, your questions can be answered by calling us toll-free at 800-243-1574.

PHOENIX SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

Trustees
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
William J. Newman, Senior Vice President
Michael K. Arends, Vice President
Curtiss O. Barrows, Vice President
Mary E. Canning, Vice President
John M. Hamlin, Vice President
Van Harissis, Vice President
Christopher J. Kelleher, Vice President
William R. Moyer, Vice President
C. Edwin Riley, Jr., Vice President
Amy L. Robinson, Vice President
Leonard J. Saltiel, Vice President
Dorothy J. Skaret, Vice President
James D. Wehr, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, CT 06083-2200

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Legal Counsel
Jorden, Burt, Berenson & Johnson LLP
Suite 400 East
1025 Thomas Jefferson Street, N.W.
Washington, D.C. 20007-0805

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

     This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

Phoenix Series Fund                                         [POSTAGE]
P.O. Box 2200                                             Bulk Rate Mail
Enfield, CT 06083-2200                                     U.S. Postage
                                                               PAID
                                                          Springfield, MA
                                                           Permit No. 444




[LOGOTYPE] PHOENIX
           DUFF & PHELPS
                                                            [DALBAR LOGO]


PDP 394 (12/96)

                             PHOENIX SERIES FUND
                          PART C--OTHER INFORMATION


Item 24. Financial Statements and Exhibits
  (a) Financial Statements.*
      Condensed Financial Information and Financial Statements are included in the Annual Report to Shareholders for the year ended October 31, 1996, incorporated by reference in Part B of the Registration Statement.


  (b) Exhibits

    1.1       Agreement and Declaration of Trust, as amended, previously filed and filed herewith via EDGAR and incorporated herein by reference.
    1.2       Amendments dated May 25, 1994 and August 24, 1994 to Agreement and Declaration of Trust, as
              amended, filed with Post-Effective Amendment No. 82 on March 1, 1995 and filed herewith via EDGAR and incorporated herein by reference.
    1.3       Amendment dated November 15, 1995 to Agreement and Declaration of Trust, as amended, filed via
              EDGAR with Post-Effective Amendment No. 83 on February 28, 1996 and incorporated herein by reference.
    1.4       Amendment dated May 22, 1996 to Agreement and Declaration of Trust, as amended, filed herewith via EDGAR.
    4.        Reference is made to Article IV of the Registrant's Declaration of Trust, as amended, and filed with the Registration Statement referred to in Exhibit 1.1.
    5.        Investment Advisory Agreement between the Registrant and Phoenix Investment Counsel, Inc. dated
              January 1, 1994 covering the Phoenix Balanced Fund Series, Phoenix Convertible Fund Series,
              Phoenix Growth Fund Series, Phoenix High Yield Fund Series, Phoenix Money Market Fund Series,
              Phoenix Stock Fund Series and Phoenix U.S. Government Securities Fund Series, filed with
              Post-Effective Amendment No. 82 on March 1, 1995 and filed herewith via EDGAR and incorporated herein by reference.
    6.1       Distribution Agreement for Class A shares between the Registrant and Phoenix Equity Planning
              Corporation, filed with Post-Effective Amendment No. 82 on March 1, 1995 and filed herewith via
              EDGAR and incorporated herein by reference.
    6.2       Distribution Agreement for Class B shares between the Registrant and Phoenix Equity Planning
              Corporation, filed with Post-Effective Amendment No. 82 on March 1, 1995 and filed herewith via
              EDGAR and incorporated herein by reference.
    8.2       Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company dated
              October 24, 1991, filed with Post-Effective Amendment No. 82 on March 1, 1995 and filed herewith via EDGAR and incorporated herein by reference.
    8.3       Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company dated
              October 17, 1996, and filed herewith via EDGAR.
    9.1       Transfer Agency and Service Agreement between Registrant and Phoenix Equity Planning Corporation dated June 1, 1994, filed with Post-Effective Amendment No. 82 on March 1, 1995 and filed herewith via EDGAR and incorporated herein by reference.
    9.2       Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated May
              25, 1994, filed with Post-Effective Amendment No. 82 on March 1, 1995 and filed herewith via
              EDGAR and incorporated herein by reference.
    9.3       Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated
              December 11, 1996 and filed herewith via EDGAR.
    9.4       First Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated February 26, 1997 and filed herewith via EDGAR.
    10        Opinion of Counsel as to legality of the shares, filed with Post-Effective Amendment No. 82 on
              March 1, 1995, and filed herewith via EDGAR and incorporated by reference.
    11        Written Consent of Price Waterhouse filed herewith.
    15.1      Class A Shares Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 82 on March 1, 1995, and filed herewith via EDGAR and incorporated herein by reference.

                                     C-1

    15.2      Class B Shares Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 82 on March 1, 1995, and filed herewith via EDGAR and incorporated herein by reference.
    16        Schedule for Computation of Performance Quotations filed with Post-Effective Amendment No. 82 on
              March 1, 1995 and filed herewith via EDGAR and incorporated herein by reference
    18.1      Rule 18f-3 Dual Distribution Plan effective March 15, 1996, filed via EDGAR with Post-Effective
              Amendment No. 83 on February 28, 1996 and incorporated herein by reference.
    18.2      Rule 18f-3 Dual Distribution Plan effective November 1, 1995, filed herewith via EDGAR.
    18.3      Rule 18f-3 Dual Distribution Plan effective November 1, 1996, filed herewith via EDGAR.
    19.       Powers of Attorney, filed herewith.
    27.       Financial Data Schedule filed herewith and reflected on EDGAR as Exhibit 27.

Item 25. Persons Controlled By or Under Common Control With Registrant
  None.

Item 26. Number of Holders of Securities

                                                    Number of Shareholder Accounts
Title of Class                                         as of December 31, 1996
--------------------------------------------------  -------------------------------
Phoenix Balanced Fund Series
Class A shares/Class B shares                               121,570/2,375
Phoenix Convertible Fund Series
Class A shares/Class B shares                                  10,998/366
Phoenix Growth Fund Series
Class A shares/Class B shares                               159,618/4,862
Phoenix High Yield Fund Series
Class A shares/Class B shares                                33,047/1,059
Phoenix Money Market Fund Series
Class A shares/Class B shares                                  13,175/794
Phoenix Aggressive Growth Fund Series
Class A shares/Class B shares                                13,573/1,495
Phoenix U.S. Government Securities Fund Series
Class A shares/Class B shares                                  14,295/312


Item 27. Indemnification
  Incorporated herein by reference is Post-Effective Amendment No. 53 to Registrant's Registration Statement (No. 2-14069) under the Securities Act of 1933.

Item 28. Business and Other Connections of Investment Adviser
  The Trust's investment adviser is Phoenix Investment Counsel, Inc. (the "Adviser"), which is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. The Adviser also serves as the investment adviser to other investment companies: The Phoenix Edge Series Fund (all Series other than the Real Estate Securities Series), Phoenix Multi-Portfolio Fund (all portfolio other than the Real Estate Securities Portfolio), Phoenix Strategic Equity Series Fund (Strategic Theme Fund and Small Cap Fund), and Phoenix Strategic Allocation Fund, Inc.; and as subadviser to Chubb America Fund, Inc., JNL Series Trust, and SunAmerica Series Trust. These investment companies have investment objectives similar to those of one or more Series of the Trust.


  Set forth below is a list of each executive officer and director of Phoenix Investment Counsel, Inc., indicating each business, profession, vocation, or employment of a substantial nature in which each person has been engaged at any time during the past two fiscal years, for his own account or in the capacity of director, officer, partner, or trustee.

Name and Position with
Phoenix Investment Counsel, Inc.                Other Business, Profession, Vocation, or Employment
--------------------------------------- ------------------------------------------------------------------
Michael E. Haylon                       Executive Vice President--Investments, Phoenix Duff & Phelps
Director and President                  Corporation. Director and President, National Securities &
                                        Research Corporation. Director, Phoenix Equity Planning
                                        Corporation. Executive Vice President, Phoenix Funds and
                                        Phoenix-Aberdeen Series Fund. Vice President, Phoenix Duff &
                                        Phelps Institutional Mutual Funds. Senior Vice President,
                                        Securities Investments, Phoenix Home Life Mutual Insurance
                                        Company.

Philip R. McLoughlin                    Director, Vice Chairman and Chief Executive Officer, Phoenix Duff
Director and Chairman                   & Phelps Corporation. Director and Executive Vice President,
                                        Investments, Phoenix Home Life Mutual Insurance Company. Director
                                        and Chairman, National Securities & Research Corporation. Director
                                        and President, Phoenix Equity Planning Corporation.
                                        Director/Trustee and President, Phoenix Funds. Trustee and
                                        President, Phoenix Duff & Phelps Institutional Mutual Funds and
                                        Phoenix-Aberdeen Series Fund. Director and Executive Vice
                                        President, Phoenix Life and Annuity Company and PHL Variable
                                        Insurance Company. Director, Phoenix Realty Group, Inc., Phoenix
                                        Realty Advisors, Inc., Phoenix Realty Investors, Inc., Phoenix
                                        Realty Securities, Inc., Phoenix Founders, Inc. and World Trust
                                        Fund. Trustee, Duff & Phelps Utilities Tax-Free Income Inc. and
                                        Duff & Phelps Utility and Corporate Bond Trust Inc. Director and
                                        Vice President, PM Holdings, Inc. Director, W.S. Griffith & Co.,
                                        Inc., Phoenix Charter Oak Trust Company and Worldwide Phoenix
                                        Offshore, Inc.

David R. Pepin                          Executive Vice President and Director, Phoenix Duff & Phelps
Director                                Corporation. Director, National Securities & Research Corporation.
                                        Managing Director, Phoenix-Aberdeen International Advisors, LLC.
                                        Director and Executive Vice President, Mutual Fund Sales and
                                        Operations, Phoenix Equity Planning Corporation. Executive Vice
                                        President, Phoenix Funds, Phoenix Duff & Phelps Institutional
                                        Mutual Funds and Phoenix-Aberdeen Series Fund. Vice President,
                                        Phoenix Home Life Mutual Insurance Company.

William J. Newman                       Executive Vice President and Chief Investment Strategist, National
Executive Vice President                Securities & Research Corporation. Senior Vice President, The
and Chief Investment Strategist         Phoenix Edge Series Fund, Phoenix Income and Growth Fund, Phoenix
                                        Multi-Portfolio Fund, Phoenix Series Fund, Phoenix Strategic
                                        Allocation Fund, Inc., Phoenix Strategic Equity Series Fund,
                                        Phoenix Worldwide Opportunities Fund, Phoenix-Aberdeen Series
                                        Fund, Phoenix Duff & Phelps Institutional Mutual Funds. Vice
                                        President, Common Stock and Chief Investment Strategist, Phoenix
                                        Home Life Mutual Insurance Company.

Paul A. Atkins                          Senior Vice President and Sales Manager, Phoenix Equity Planning
Senior Vice President                   Corporation. Vice President, Pension Phoenix Home Life Mutual
and Sales Manager                       Insurance Company.

                                     C-3

Name and Position with
Phoenix Investment Counsel, Inc.                Other Business, Profession, Vocation, or Employment
--------------------------------------- ------------------------------------------------------------------
William R. Moyer                        Senior Vice President and ChiefFinancial Officer, Phoenix Duff &
Senior Vice President,                  Phelps Corporation. Senior Vice President, Chief Financial Officer
Chief Financial Officer                 and Treasurer, National Securities & Research Corporation. Senior
and Treasurer                           Vice President and Chief Financial Officer, Phoenix Equity
                                        Planning Corporation. Vice President, Phoenix Funds, Phoenix Duff
                                        & Phelps Institutional Mutual Funds, and Phoenix-Aberdeen Series
                                        Fund. Senior Vice President, Chief Financial Officer and
                                        Treasurer, W.S. Griffith and Co., Inc. Vice President, Investment
                                        Products Finance, Phoenix Home Life Mutual Insurance Company.

Rosemary T. Strekel                     Senior Vice President and Managing Director, Private Placements,
Senior Vice President                   National Securities & Research Corporation. Vice President,
and Managing Director                   Phoenix Home Life Mutual Insurance Company.
Private Placements

Eugene A. Charon                        Vice President and Controller, National Securities & Research
Vice President and                      Corporation and Phoenix Equity Planning Corporation.
Controller

Thomas N. Steenburg                     Vice President, Counsel and Secretary, Phoenix Duff & Phelps
Vice President, Counsel                 Corporation, National Securities & Research Corporation and
and Secretary                           Phoenix Equity Planning Corporation.

James K. Salonia                        Director, Client Services, Phoenix Home Life Mutual Insurance
Assistant Vice                          Company. Product Manager, Aetna Capital Management, Inc.
President, Client
Services

David L. Albrycht                       Managing Director, Fixed Income, National Securities & Research
Managing Director,                      Corporation. Vice President, Phoenix Multi- Portfolio Fund,
Fixed Income                            Phoenix Multi-Sector Fixed Income Fund and Phoenix Multi-Sector
                                        Short Term Bond Fund. Portfolio Manager, Phoenix Home Life Mutual
                                        Insurance Company.

Michael K. Arends                       Managing Director, Equities, National Securities & Research
Managing Director                       Corporation. Vice President, Phoenix Series Fund and Phoenix
Equities                                Strategic Equity Series Fund. Portfolio Manager, Phoenix Home Life
                                        Mutual Insurance Company.

Curtiss O. Barrows                      Managing Director, Fixed Income, National Securities & Research
Managing Director,                      Corporation. Vice President, Phoenix Series Fund, Phoenix
Fixed Income                            Multi-Portfolio Fund and The Phoenix Edge Series Fund. Portfolio
                                        Manager, Public Bonds, Phoenix Home Life Mutual Insurance Company.

Sandra L. Becker                        Managing Director, Private Placements, National Securities &
Managing Director,                      Research Corporation. Managing Director, Venture Capital and
Private Placements                      Private Placements, Phoenix Home Life Mutual Insurance Company.

David Byerly                            Managing Director, Fixed Income, National Securities & Research
Managing Director,                      Corporation.
Fixed Income

                                     C-4

Name and Position with
Phoenix Investment Counsel, Inc.                Other Business, Profession, Vocation, or Employment
--------------------------------------- ------------------------------------------------------------------
Mary E. Canning                         Managing Director and Investment Strategist, Equities, National
Managing Director and                   Securities & Research Corporation. Vice President, Phoenix Series
Investment Strategist                   Fund, The Phoenix Edge Series Fund and Phoenix Strategic
Equities                                Allocation Fund, Inc. Associate Portfolio Manager, Common Stock,
                                        Phoenix Home Life Mutual Insurance Company.

Paul M. Chute                           Managing Director, Private Placements, National Securities &
Managing Director,                      Research Corporation. Managing Director, Investment Department,
Private Placements                      Phoenix Home Life Mutual Insurance Company.

Nelson Correa                           Managing Director, Private Placements, National Securities &
Managing Director,                      Research Corporation. Managing Director, Private Placements,
Private Placements                      Phoenix Home Life Mutual Insurance Company.

Jeanne H. Dorey                         Managing Director, Equities, National Securities & Research
Managing Director,                      Corporation. Vice President, The Phoenix Edge Series Fund, Phoenix
Equities                                Multi-Portfolio Fund and Phoenix Worldwide Opportunities Fund.
                                        Portfolio Manager, International, Phoenix Home Life Mutual
                                        Insurance Company.

Van Harissis                            Managing Director, Equities, National Securities & Research
Managing Director                       Corporation. Vice President, Phoenix Series Fund and The Phoenix
Equities                                Edge Series Fund. Senior Portfolio Manager, Howe & Rusling, Inc.

Richard C. Harland                      Managing Director, Equities, National Securities & Research
Managing Director                       Corporation. Portfolio Manager, Phoenix Home Life Mutual Insurance
Equities                                Company. Senior Institutional Portfolio Manager, Managing
                                        Director, J & W Seligman & Co.

Christopher J. Kelleher                 Managing Director, Fixed Income, National Securities &
Managing Director,                      ResearchCorporation. Vice President, Phoenix Series Fund, The
Fixed Income                            Phoenix Edge Series Fund and Phoenix Duff & Phelps Institutional
                                        Mutual Funds. Portfolio Manager, Public Bonds, Phoenix Home Life
                                        Mutual Insurance Company.

Thomas S. Melvin, Jr.                   Managing Director, Equities, National Securities & Research
Managing Director,                      Corporation. Vice President, Phoenix Multi- Portfolio Fund and
Equities                                Phoenix Duff & Phelps Institutional Mutual Funds. Portfolio
                                        Manager, Common Stock, Phoenix Home Life Mutual Insurance Company.

C. Edwin Riley, Jr.                     Managing Director, Equities, National Securities & Research
Managing Director,                      Corporation. Vice President, Phoenix Series Fund, The Phoenix Edge
Equities                                Series Fund and Phoenix Strategic Allocation Fund, Inc. Director
                                        of Equity Management, NationsBanc.

Amy L. Robinson                         Managing Director, Equity Trading, National Securities & Research
Managing Director,                      Corporation. Vice President, The Phoenix Edge Series Fund and
Equity Trading                          Phoenix Series Fund. Managing Director, Securities Administration,
                                        Phoenix Home Life Mutual Insurance Company.

                                     C-5

Name and Position with
Phoenix Investment Counsel, Inc.                Other Business, Profession, Vocation, or Employment
--------------------------------------- ------------------------------------------------------------------
James D. Wehr                           Managing Director, Fixed Income, National Securities & Research
Managing Director,                      Corporation. Vice President, The Phoenix Edge Series Fund, Phoenix
Fixed Income                            Series Fund, Phoenix Multi- Portfolio Fund, Phoenix California
                                        Tax-Exempt Bonds, Inc. and Phoenix Duff & Phelps Institutional
                                        Mutual Funds. Managing Director, Public Fixed Income, Phoenix Home
                                        Life Mutual Insurance Company.

Matthew Considine                       Director, Equity Research, National Securities & Research
Director, Equity                        Corporation. Vice President, Phoenix Multi- Portfolio Fund.
Research

Timothy M. Heaney                       Director, Fixed Income Research, National Securities & Research
Director, Fixed Income                  Corporation. Vice President, Phoenix Multi- Portfolio Fund and
Research                                Phoenix California Tax Exempt Bonds, Inc.

Peter S. Lannigan                       Director, Fixed Income Research, National Securities & Research
Director, Fixed Income                  Corporation. Vice President, Phoenix Multi- Portfolio Fund
Research

Dorothy J. Skaret                       Director, Money Market Trading, National Securities & Research
Director, Money                         Corporation. Vice President, Phoenix Series Fund, The Phoenix Edge
Market Trading                          Series Fund, Phoenix Duff & Phelps Institutional Mutual Funds,
                                        Phoenix-Aberdeen Series Fund and Phoenix Realty Securities, Inc.
                                        Director, Public Fixed Income, Phoenix Home Life Mutual Insurance
                                        Company.

George I. Askew                         Portfolio Manager, Equities, National Securities & Research
Portfolio Manager,                      Corporation.
Equities

John M. Hamlin                          Portfolio Manager, Equities, National Securities & Research
Portfolio Manager,                      Corporation. Vice President, Phoenix Income and Growth Fund and
Equities                                Phoenix Series Fund. Portfolio Manager, Common Stock, Phoenix Home
                                        Life Mutual Insurance Company.

David Lui                               Portfolio Manager, Equities, National Securities & Research
Portfolio Manager,                      Corporation. Vice President, Phoenix Worldwide Opportunities Fund,
Equities                                Phoenix Multi-Portfolio Fund and The Phoenix Edge Series Fund.
                                        Associate Portfolio Manager, International Portfolios, Phoenix
                                        Home Life Mutual Insurance Company. Vice President, Asian
                                        Equities, Alliance Capital Management.

G. Jeffrey Bohne                        Vice President, Mutual Fund Customer Service, Phoenix Equity
Clerk                                   Planning Corporation. National Securities & Research Corporation.
                                        Secretary/Clerk, Phoenix Funds, Phoenix Duff & Phelps
                                        Institutional Mutual Funds and Phoenix-Aberdeen Series Fund. Vice
                                        President and General Manager, Phoenix Home Life Mutual Insurance
                                        Company.


  The respective principal addresses of the companies or other entities named above are as follows:

Aetna Capital Management, Inc.                                151 Farmingtion Avenue
                                                              Hartford, CT 06156
Alliance Capital Management                                   1345 Avenue of the Americas
                                                              New York, NY 10105

                                     C-6

Duff & Phelps Utilities Tax-Free Income Inc.                  55 East Monroe Street
                                                              Chicago, IL 60603

Duff & Phelps Utility and Corporate Bond Trust Inc.           55 East Monroe Street
                                                              Chicago, IL 60603

Howe & Rusling, Inc.                                          120 East Avenue
                                                              Rochester, NY 14604

J & W Seligman & Co.                                          100 Park Avenue
                                                              New York, NY 10017

National Securities & Research Corporation                    One American Row
                                                              Hartford, CT 06115

NationsBanc                                                   One NationsBanc Plaza
                                                              Charlotte, NC 28255

PHL Variable Insurance Company                                One American Row
                                                              Hartford, CT 06115

Phoenix-Aberdeen Series Fund                                  101 Munson Street
                                                              Greenfield, MA 01301

Phoenix Charter Oak Trust Company                             One American Row
                                                              Hartford, CT 06102-5056

Phoenix Duff & Phelps Corporation                             56 Prospect Street
                                                              Hartford, CT 06115

Phoenix Duff & Phelps Institutional Mutual Funds              101 Munson Street
                                                              Greenfield, MA 01301

Phoenix Equity Planning Corporation                           100 Bright Meadow Boulevard
                                                              P.O. Box 2200
                                                              Enfield, CT 06083-2200

Phoenix Founders, Inc.                                        38 Prospect Street
                                                              Hartford, CT 06115-0479

Phoenix Home Life Mutual Insurance Company                    One American Row
                                                              Hartford, CT 06115

Phoenix Life and Annuity Company                              One American Row
                                                              Hartford, CT 06102-5056

Phoenix Realty Advisors, Inc.                                 One American Row
                                                              Hartford, CT 06115

Phoenix Realty Group, Inc.                                    One American Row
                                                              Hartford, CT 06115

Phoenix Realty Investors, Inc.                                One American Row
                                                              Hartford, CT 06115

Phoenix Realty Securities, Inc.                               One American Row
                                                              Hartford, CT 06115

PM Holdings, Inc.                                             One American Row
                                                              Hartford, CT 06115

The Phoenix Funds                                             101 Munson Street
                                                              Greenfield, MA 01301

W.S. Griffith & Co., Inc.                                     100 Bright Meadow Boulevard
                                                              P.O. Box 2200
                                                              Enfield, CT 06083-2200

                                     C-7

Worldwide Phoenix Offshore, Inc.                              One American Row
                                                              Hartford, CT 06115

World Trust Fund                                              KREDIETRUST
                                                              Societe Anonyme
                                                              11, rue Aldringen
                                                              -2690 Luxembourg
                                                              R.C. Luxembourg B 10.750


Item 29. Principal Underwriters
  (a) Phoenix Equity Planning Corporation ("Equity Planning"), which is located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200, serves as the principal underwriter of the Trust's shares. Equity Planning also acts as principal underwriter for the Phoenix Funds and for the variable contracts issued by the Phoenix Home Life Variable Accumulation Account and Phoenix Home Life Variable Universal Life Account.


  (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:

      Name and Principal         Positions and Offices       Positions and Offices
       Business Address             with Underwriter            with Registrant
----------------------------- --------------------------- ---------------------------
Michael E. Haylon             Director                    Executive Vice President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin          Director and President      Trustee and President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

David R. Pepin                Executive Vice President,   Executive Vice President
56 Prospect St.               Mutual Fund Sales and
P.O. Box 150480               Operations
Hartford, CT 06115-0480

Leonard J. Saltiel            Managing Director,          Vice President
100 Bright Meadow Blvd.       Operations and Service
P.O. Box 1900
Enfield, CT 06083-1900

Paul A. Atkins                Senior Vice President and   None
56 Prospect St.               Sales Manager
P.O. Box 150480
Hartford, CT 06115-0480

Maris L. Lambergs             Senior Vice President,      None
100 Bright Meadow Blvd.       Insurance and Independent
P.O. Box 1900                 Division
Enfield, CT 06083-1900

William R. Moyer              Senior Vice President and   Vice President
100 Bright Meadow Blvd.       Chief Financial Officer
P.O. Box 1900
Enfield, CT 06083-1900

John F. Sharry                Managing Director, Mutual   None
100 right Meadow Blvd.        Fund Distribution
P.O. Box 1900
Enfield, CT 06083-1900

G. Jeffrey Bohne              Vice President, Mutual Fund Secretary
101 Munson Street             Customer Service
P.O. Box 810
Greenfield, MA 01302-0810

                                     C-8

      Name and Principal         Positions and Offices       Positions and Offices
       Business Address             with Underwriter            with Registrant
----------------------------- --------------------------- ---------------------------
Eugene A. Charon              Vice President and          None
100 Bright Meadow Blvd.       Controller
P.O. Box 1900
Enfield, CT 06083-1900

Nancy G. Curtiss              Vice President and          Treasurer
56 Prospect St.               Treasurer, Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480

William E. Keen III           Assistant Vice President,   Vice President
100 Bright Meadow Blvd.       Mutual Fund Regulation
P.O. Box 1900
Enfield, CT 06083-1900

Elizabeth R. Sadowinski       Vice President,             None
56 Prospect St.               Administration
P.O. Box 150480
Hartford, CT 06115-0480

Thomas N. Steenburg           Vice President, Counsel and Assistant Secretary
56 Prospect St.               Secretary
P.O. Box 150480
Hartford, CT 06115-0480


  (c) Equity Planning received the following commissions or other compensation from the Registrant during the fiscal year ending October 31, 1996:


                   Net Underwriting Compensation on
Name of Principal   Discounts and    Redemption and    Brokerage
   Underwriter       Commissions       Repurchase     Commissions      Other
 ----------------- ---------------- --------------- --------------  ------------
Equity Planning        $691,327         $221,156          $0        $1,789,755

Item 30. Location of Accounts and Records
  Incorporated herein by reference is Post-Effective Amendment No. 63 to Registrant's Registration Statement (No. 2-14069) under the Securities Act of 1933.

Item 31. Management Services
  All management-related service contracts are discussed in Part A or B of this Registration Statement.

Item 32. Undertakings
  (a) The information called for by Item 5A of Form N-1A is contained in the Fund's annual report to shareholders; accordingly, the Fund hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report, upon request and without charge.

  (b) Registrant undertakes to call a special meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders, as required by
      Section 16(c) of the 1940 Act, if requested to do so by holders of at least 10% of a Series' outstanding shares.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford and the State of Connecticut on the 26th day of February, 1997.

PHOENIX SERIES FUND


ATTEST: /s/ Thomas N. Steenberg              BY: /s/ Philip R. McLoughlin
           Thomas N. Steenberg                      Philip R. McLoughlin
           Assistant Secretary                      President




  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated, on this 26th day of February, 1997.


          Signature                           Title
          ---------                           -----

 -----------------------------                Trustee
  C. Duane Blinn*

 -----------------------------                Trustee
  Robert Chesek*

 -----------------------------                Trustee
  E. Virgil Conway*

 -----------------------------                Treasurer (Principal
  Nancy G. Curtiss*                           Financial and
                                              Accounting Officer)

 -----------------------------                Trustee
  Harry Dalzell-Payne*

 -----------------------------                Trustee
  Francis E. Jeffries*

 -----------------------------                Trustee
  Leroy Keith, Jr.*

/s/ Philip R. McLoughlin                      Trustee and President
  ----------------------------                (Principal Executive Officer)
  Philip R. McLoughlin

 -----------------------------                Trustee
  Everett L. Morris*

 -----------------------------                Trustee
  James M. Oates*

 -----------------------------                Trustee
  Calvin J. Pedersen*

 -----------------------------                Trustee
  Philip R. Reynolds*

 -----------------------------                Trustee
  Herbert Roth, Jr.*

 -----------------------------                Trustee
  Richard E. Segerson*

 -----------------------------                Trustee
  Lowell P. Weicker, Jr.*


By /s/ Philip R. McLoughlin
   ---------------------------
*Philip R. McLoughlin Attorney-in-fact pursuant to powers of attorney filed herewith.


                                     C-10